UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Ryan Louvar, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street NW Washington, D.C. 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: June 30, 2012

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BELGIUM — 1.8%
Anheuser-Busch InBev NV	7,167	$557,541

FRANCE — 11.4%
Air Liquide SA	3,004	343,291
BNP Paribas	9,596	369,414
France Telecom SA	18,345	241,538
GDF Suez	13,166	313,364
LVMH Moet Hennessy Louis Vuitton SA	2,576	391,798
Sanofi	11,611	880,265
Total SA	21,394	963,827

		3,503,497

GERMANY — 14.0%
Allianz SE	4,360	437,720
BASF SE	8,857	614,827
Bayer AG	7,969	574,219
Daimler AG	8,568	384,314
Deutsche Bank AG	8,951	323,739
Deutsche Telekom AG	28,635	314,480
E.ON AG	19,287	416,095
SAP AG	8,908	526,177
Siemens AG	8,502	713,615

		4,305,186

ITALY — 1.8%
ENI SpA	25,522	543,482

NETHERLANDS — 2.4%
Ageas VVPR Strip (a)	33,296	42
ING Groep NV (a)	37,119	248,060
Unilever NV	14,965	501,086

		749,188

SPAIN — 4.7%
Banco Bilbao Vizcaya Argentaria SA	49,437	353,152
Banco Santander SA	90,209	597,699
Telefonica SA	38,355	504,754

		1,455,605

SWEDEN — 1.9%
Hennes & Mauritz AB (Class B)	9,065	324,913
Telefonaktiebolaget LM Ericsson (Class B)	28,687	262,042

		586,955

SWITZERLAND — 18.0%
ABB, Ltd. (a)	22,326	364,434
Nestle SA	31,788	1,899,219
Novartis AG	24,761	1,383,895
Roche Holding AG	6,768	1,169,831
UBS AG (a)	34,541	403,252
Zurich Financial Services AG (a)	1,412	318,502

		5,539,133

UNITED KINGDOM — 43.2%
Anglo American PLC	12,934	423,680
AstraZeneca PLC	12,332	551,831
Barclays PLC	101,444	259,110
BG Group PLC	32,306	658,715
BHP Billiton PLC	20,585	583,095
BP PLC	180,807	1,196,594
British American Tobacco PLC	19,504	991,609
Diageo PLC	24,102	620,722
GlaxoSmithKline PLC	48,753	1,106,473
HSBC Holdings PLC	174,919	1,539,388
Imperial Tobacco Group PLC	9,624	370,576
National Grid PLC	35,620	377,390
Reckitt Benckiser Group PLC	6,305	332,768
Rio Tinto PLC	12,088	572,385
Royal Dutch Shell PLC (Class A)	35,606	1,202,168
Standard Chartered PLC	18,728	406,682
Tesco PLC	77,354	376,171
Unilever PLC	12,623	424,481
Vodafone Group PLC	476,631	1,340,023

		13,333,861

TOTAL COMMON STOCKS —
(Cost $42,293,993)		30,574,448

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.20% (c)(d) (Cost $1,792)	1,792	1,792

TOTAL INVESTMENTS — 99.2%
(Cost $42,295,785)		30,576,240
OTHER ASSETS & LIABILITIES — 0.8%		259,383

NET ASSETS — 100.0%		$30,835,623

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	18.5%
Oil, Gas & Consumable Fuels	14.8
Commercial Banks	11.4
Food Products	9.2
Metals & Mining	5.2
Tobacco	4.4
Wireless Telecommunication Services	4.3
Beverages	3.8
Diversified Telecommunication Services	3.4
Chemicals	3.1
Insurance	2.4
Capital Markets	2.4
Industrial Conglomerates	2.3
Multi-Utilities	2.2
Software	1.7
Electric Utilities	1.4
Textiles, Apparel & Luxury Goods	1.3
Automobiles	1.2
Food & Staples Retailing	1.2
Electrical Equipment	1.2
Household Products	1.1
Specialty Retail	1.1
Communications Equipment	0.8
Diversified Financial Services	0.8
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BELGIUM — 3.4%
Anheuser-Busch InBev NV	268,166	$20,861,375

FINLAND — 0.5%
Nokia Oyj	1,344,665	2,764,445

FRANCE — 36.1%
Air Liquide SA (a)	112,743	12,884,039
AXA SA (a)	679,490	9,036,975
BNP Paribas	360,003	13,858,903
Carrefour SA (a)	204,541	3,775,486
Compagnie de Saint-Gobain	157,263	5,807,621
Danone	220,936	13,742,769
Essilor International SA	76,450	7,111,483
France Telecom SA (a)	688,400	9,063,746
GDF Suez	493,993	11,757,544
L’Oreal SA	85,969	10,063,288
LVMH Moet Hennessy Louis Vuitton SA	96,357	14,655,480
Sanofi	434,446	32,936,676
Schneider Electric SA	197,919	10,983,625
Societe Generale (b)	278,661	6,510,416
Total SA (a)	800,530	36,064,898
Unibail-Rodamco SE	32,765	6,033,320
Vinci SA	191,572	8,942,965
Vivendi SA	460,872	8,556,643

		221,785,877

GERMANY — 31.5%
Allianz SE	163,108	16,375,154
BASF SE	331,373	23,002,932
Bayer AG	298,152	21,483,837
Bayerische Motoren Werke AG	115,952	8,377,186
Daimler AG	321,440	14,418,054
Deutsche Bank AG	335,838	12,146,564
Deutsche Telekom AG	1,074,375	11,799,172
E.ON AG	721,527	15,566,115
Muenchener Rueckversicherungs- Gesellschaft AG	58,064	8,190,212
RWE AG	175,707	7,174,413
SAP AG	333,276	19,685,925
Siemens AG	318,113	26,700,805
Volkswagen AG Preference Shares	51,887	8,204,561

		193,124,930

IRELAND — 0.8%
CRH PLC	260,486	4,994,909

ITALY — 7.9%
Assicurazioni Generali SpA	479,733	6,489,863
Enel SpA	2,288,260	7,381,756
ENI SpA (a)	954,860	20,333,419
Intesa Sanpaolo SpA	5,016,002	7,116,693
UniCredit SpA (b)	1,949,874	7,373,973

		48,695,704

LUXEMBOURG — 0.8%
APERAM	1	13
ArcelorMittal	331,682	5,097,354

		5,097,367

NETHERLANDS — 6.9%
Ageas VVPR Strip (b)	129,370	164
ASML Holding NV	151,125	7,683,873
ING Groep NV (b)	1,392,921	9,308,637
Koninklijke Philips Electronics NV	331,567	6,551,469
Unilever NV	559,890	18,747,292

		42,291,435

SPAIN — 11.9%
Banco Bilbao Vizcaya Argentaria SA (a)	1,854,811	13,249,810
Banco Santander SA	3,375,119	22,362,560
Iberdrola SA (a)	1,370,318	6,467,349
Industria de Diseno Textil SA	76,124	7,876,219
Repsol YPF SA (a)	261,115	4,188,492
Telefonica SA	1,434,956	18,884,091

		73,028,521

TOTAL COMMON STOCKS —
(Cost $713,114,449)		612,644,563

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol YPF SA (expiring 7/12/12) (a)(b) (Cost $180,433)	260,634	183,240

SHORT TERM INVESTMENTS — 3.4%
UNITED STATES — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	20,556,326	20,556,326
State Street Institutional Liquid Reserves Fund 0.20% (e)(f)	337,410	337,410

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,893,736)		20,893,736

TOTAL INVESTMENTS — 103.2%
(Cost $734,188,618)		633,721,539
OTHER ASSETS & LIABILITIES — (3.2)%		(19,627,441)

NET ASSETS — 100.0%		$614,094,098

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	11.5%
Oil, Gas & Consumable Fuels	9.9
Pharmaceuticals	8.9
Diversified Telecommunication Services	7.9
Insurance	6.5
Chemicals	5.8
Industrial Conglomerates	5.5
Food Products	5.3
Automobiles	5.1
Electric Utilities	4.7
Beverages	3.4
Software	3.2
Multi-Utilities	3.1
Textiles, Apparel & Luxury Goods	2.4
Capital Markets	2.0
Electrical Equipment	1.8
Personal Products	1.6
Diversified Financial Services	1.5
Construction & Engineering	1.4
Specialty Retail	1.3
Semiconductors & Semiconductor Equipment	1.2
Health Care Equipment & Supplies	1.2
Real Estate Investment Trusts	1.0
Building Products	0.9
Metals & Mining	0.8
Construction Materials	0.8
Food & Staples Retailing	0.6
Communications Equipment	0.5
Short Term Investments	3.4
Other Assets & Liabilities	(3.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CHINA — 27.3%
Agricultural Bank of China, Ltd. (a)	3,778,000	$1,504,995
Air China, Ltd.	1,405,414	822,574
Aluminum Corp. of China, Ltd. (a)(b)	1,414,304	601,688
Angang Steel Co., Ltd. (a)(b)	551,244	299,896
Anhui Conch Cement Co., Ltd. (a)	962,750	2,600,232
Baidu, Inc. ADR (b)	62,474	7,183,261
Bank of China, Ltd.	13,586,466	5,149,540
Bank of Communications Co., Ltd. (a)	2,403,630	1,608,235
BYD Co., Ltd. (a)(b)	123,800	233,336
China Citic Bank Corp., Ltd.	2,241,341	1,141,352
China Coal Energy Co., Ltd (a)	900,000	735,608
China Communications Construction Co., Ltd. (a)	947,000	826,520
China Construction Bank Corp.	15,657,148	10,677,828
China COSCO Holdings Co., Ltd. (a)(b)	1,315,730	580,106
China Life Insurance Co., Ltd. (a)	1,918,708	4,937,238
China Longyuan Power Group Corp. (a)	650,000	423,174
China Merchants Bank Co., Ltd. (a)	1,217,880	2,270,322
China Merchants Property Development Co., Ltd.	445,584	864,531
China Minsheng Banking Corp., Ltd. (a)	992,000	878,583
China National Building Material Co., Ltd. (a)	568,000	607,040
China Oilfield Services, Ltd.	376,557	537,880
China Pacific Insurance Group Co., Ltd. (a)	219,400	704,288
China Petroleum & Chemical Corp.	5,195,174	4,607,901
China Railway Construction Corp. (a)	326,000	269,395
China Railway Group, Ltd.	934,000	387,719
China Shenhua Energy Co., Ltd.	1,071,540	3,736,718
China Shipping Container Lines Co., Ltd. (a)(b)	5,705,339	1,360,717
China Shipping Development Co., Ltd. (a)	847,215	393,198
China Telecom Corp., Ltd.	5,079,320	2,206,735
Ctrip.com International, Ltd. ADR (a)(b)	69,256	1,160,731
Dongfeng Motor Group Co., Ltd. (a)	626,468	961,082
Focus Media Holding, Ltd. ADR (a)	34,287	805,059
Guangzhou Automobile Group Co., Ltd. (a)(b)	1,160,032	963,098
Guangzhou R&F Properties Co., Ltd. (a)	799,376	1,049,092
Huaneng Power International, Inc. (a)	1,738,472	1,304,384
Industrial & Commercial Bank of China (a)	12,172,138	6,731,917
Inner Mongolia Yitai Coal Co., Ltd. (b)	280,125	1,581,586
Jiangsu Expressway Co., Ltd. (a)	1,674,299	1,562,738
Jiangxi Copper Co., Ltd. (a)	755,578	1,650,089
Lenovo Group, Ltd. (a)	2,651,703	2,235,719
Maanshan Iron & Steel (a)(b)	1,414,971	321,052
Mindray Medical International, Ltd. ADR (a)	15,858	480,339
Netease.com ADR (b)	48,104	2,830,920
PetroChina Co., Ltd.	5,593,208	7,174,616
PICC Property & Casualty Co., Ltd.	625,416	699,041
Ping An Insurance Group Co. of China, Ltd. (a)	441,864	3,514,701
Semiconductor Manufacturing International Corp. (b)	10,638,837	349,743
Shanghai Electric Group Co., Ltd. (a)	2,362,418	953,270
Sina Corp. (a)(b)	19,573	1,014,077
Sinopec Shanghai Petrochemical Co., Ltd. (a)	1,733,252	504,992
Sohu.com, Inc. (b)	5,474	244,359
Suntech Power Holdings Co., Ltd. ADR (a)(b)	40,426	76,001
Tencent Holdings, Ltd.	175,694	5,118,939
Tingyi Cayman Islands Holding Corp. (a)	850,383	2,172,865
Want Want China Holdings, Ltd.	1,482,000	1,815,041
Yanzhou Coal Mining Co., Ltd. (a)(b)	968,882	1,496,381
Zijin Mining Group Co., Ltd. (a)	2,134,685	715,520

		107,637,962

HONG KONG — 8.9%
Agile Property Holdings, Ltd. (a)	1,628,088	2,084,211
Beijing Enterprises Holdings, Ltd.	106,000	635,438
China Mengniu Dairy Co., Ltd. (a)	423,390	1,110,758
China Merchants Holdings International Co., Ltd. (a)	483,513	1,461,725
China Mobile, Ltd.	1,113,636	12,167,394
China Overseas Land & Investment, Ltd. (a)	1,293,084	2,997,306
China Resources Enterprise, Ltd.	524,746	1,552,553
China Resources Land, Ltd. (a)	437,355	890,853
China Resources Power Holdings Co., Ltd.	420,000	860,917
China Unicom (Hong Kong), Ltd. (a)	1,194,172	1,502,558
China Yurun Food Group, Ltd. (a)	254,659	221,604
Citic Pacific, Ltd. (a)	281,000	423,845
CNOOC, Ltd.	3,420,249	6,790,364
COSCO Pacific, Ltd.	648,143	877,354
Kingboard Chemical Holdings, Ltd.	138,500	266,399
Kunlun Energy Co., Ltd.	546,000	868,605
Sino-Ocean Land Holdings, Ltd. (a)	1,056,558	521,683

		35,233,567

INDIA — 15.9%
Anant Raj Industries, Ltd.	90,248	77,584
Apollo Hospitals Enterprise, Ltd.	183,843	2,032,529
Axis Bank, Ltd.	33,828	615,399
Bharat Heavy Electricals, Ltd.	303,117	1,261,924
Bharti Airtel, Ltd.	528,011	2,884,745
Cipla, Ltd.	246,197	1,395,785
DLF, Ltd.	98,362	349,777
Dr Reddy’s Laboratories, Ltd.	11,911	351,592
GAIL India, Ltd.	73,577	463,982
Godrej Industries, Ltd.	28,762	124,557
Gujarat Mineral Development Corp., Ltd.	67,772	226,008
HDFC Bank, Ltd.	407,953	4,117,523
Hero Motocorp, Ltd.	19,313	743,465
Hindalco Industries, Ltd.	170,381	365,876
Hindustan Construction Co. (b)	58,248	21,334
Hindustan Unilever, Ltd.	443,014	3,606,159
Hindustan Zinc, Ltd.	521,929	1,153,039

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Housing Development & Infrastructure, Ltd. (b)	16,296	$25,377
Housing Development Finance Corp., Ltd.	232,408	2,718,884
ICICI Bank, Ltd.	184	2,964
ICICI Bank, Ltd. ADR	75,170	2,436,260
Idea Cellular, Ltd. (b)	685,324	930,376
IFCI, Ltd.	13,533	9,756
India Infoline, Ltd.	169,410	186,295
Indiabulls Financial Services, Ltd.	136,067	560,133
Indiabulls Real Estate, Ltd.	26,880	29,391
Indiabulls Securities, Ltd. (b)	157,953	24,329
Indian Hotels Co., Ltd.	804,407	889,624
Indian Oil Corp., Ltd.	113,205	518,531
Infosys Technologies, Ltd. ADR (a)	120,029	5,408,507
Infrastructure Development Finance Co., Ltd.	238,654	581,942
ITC, Ltd. GDR (b)	427,735	1,992,817
IVRCL Infrastructures & Projects, Ltd.	64,113	60,685
Jai Corp., Ltd.	29,591	29,678
Jaiprakash Associates, Ltd.	32,283	42,497
Jindal Steel & Power, Ltd.	82,023	690,956
JSW Steel, Ltd.	22,299	271,454
KEC International, Ltd.	25,683	25,667
Lanco Infratech, Ltd. (b)	300,817	80,545
Larsen & Toubro, Ltd. GDR (a)	31,855	810,073
Mahindra & Mahindra, Ltd.	149,362	1,891,937
Mercator Lines, Ltd. (b)	346,689	135,049
NTPC, Ltd.	218,544	624,104
Oil & Natural Gas Corp., Ltd.	455,136	2,321,939
Patel Engineering, Ltd.	8,530	14,399
Reliance Capital, Ltd.	51,138	328,296
Reliance Communications, Ltd.	302,095	343,566
Reliance Industries, Ltd. GDR (c)	207,563	5,500,420
Reliance Infrastructure, Ltd.	100,552	1,005,340
Sesa Goa, Ltd.	93,765	321,842
Siemens India, Ltd.	103,728	1,363,410
State Bank of India	27,791	1,074,609
Steel Authority of India, Ltd.	316,870	514,165
Sterlite Industries India, Ltd.	244,303	449,358
Sun Pharmaceutical Industries, Ltd.	83,390	949,572
Suzlon Energy, Ltd. (b)	204,596	68,156
Tata Consultancy Services, Ltd.	124,555	2,849,696
Tata Motors, Ltd.	456,492	1,982,206
Tata Steel, Ltd.	52,477	414,901
Unitech, Ltd. (b)	200,563	79,205
United Spirits, Ltd.	16,502	202,850
Wipro, Ltd. ADR (a)	158,612	1,456,058
Zee Entertainment Enterprises, Ltd.	345,758	909,058

		62,918,155

INDONESIA — 4.7%
Adaro Energy Tbk PT	3,981,500	614,658
Astra International Tbk PT	4,357,200	3,177,729
Bakrieland Development Tbk PT (b)	4,987,500	37,171
Bank Central Asia Tbk PT	2,818,796	2,190,813
Bank Mandiri Tbk PT	1,815,405	1,391,633
Bank Rakyat Indonesia Persero Tbk PT	5,193,296	3,511,038
Bumi Resources Tbk PT	4,986,464	589,297
Gudang Garam Tbk PT	127,000	831,568
Indocement Tunggal Prakarsa Tbk PT	434,925	803,401
Indosat Tbk PT	966,248	444,932
Perusahaan Gas Negara Tbk PT	4,253,140	1,596,201
Semen Gresik Persero Tbk PT	704,000	846,974
Telekomunikasi Indonesia Tbk PT	2,198,094	1,907,316
United Tractors Tbk PT	356,545	810,459

		18,753,190

MALAYSIA — 7.7%
Alliance Financial Group Bhd	1,553,510	2,035,145
Axiata Group Bhd	610,200	1,051,108
Bintulu Port Holdings Bhd	672,206	1,481,796
Bursa Malaysia Bhd	526,734	1,025,103
Carlsberg Brewery Malay Bhd	659,403	2,500,145
CIMB Group Holdings Bhd	484,800	1,155,703
ECM Libra Financial Group Bhd (b)	4,327,316	1,110,616
Genting Bhd	853,700	2,535,157
Genting Malaysia Bhd	733,100	831,101
IJM Corp. Bhd	1,173,940	1,855,827
IJM Land Bhd	27,580	19,108
IOI Corp. Bhd	1,449,096	2,368,385
Landmarks Bhd (b)	1,464,000	414,927
Lingkaran Trans Kota Holdings Bhd	86,100	108,726
Malayan Banking Bhd	547,861	1,500,989
Malaysian Airline System Bhd (b)	2,112,966	725,282
Maxis Bhd	499,600	1,005,336
Naim Holdings Bhd	1,465,413	798,351
OSK Holdings Bhd	1,958,125	863,289
OSK Ventures International Bhd (b)	266,264	32,701
PPB Group Bhd	140,900	709,048
Public Bank Bhd	234,500	1,016,130
Sime Darby Bhd	452,600	1,409,609
Star Publications Malaysia Bhd	82,300	82,417
TAN Chong Motor Holdings Bhd	583,400	828,573
Tenaga Nasional Bhd	447,750	950,350
Uchi Technologies Bhd	2,013,800	754,660
Wah Seong Corp. Bhd	1,432,806	848,268
Zelan Bhd (b)	1,591,400	192,943

		30,210,793

PHILIPPINES — 2.3%
Ayala Land, Inc.	5,413,675	2,775,255
First Gen Corp. (b)	5,652,670	2,369,198
First Philippine Holdings Corp.	1,109,364	1,990,457
Philippine Long Distance Telephone Co.	31,139	1,958,428

		9,093,338

TAIWAN — 27.6%
Acer, Inc.	930,456	958,944
Advanced Semiconductor Engineering, Inc.	2,386,441	1,952,434
Asia Cement Corp.	1,349,061	1,690,558
Asustek Computer, Inc.	209,138	1,899,982
AU Optronics Corp. ADR (a)	240,545	966,991
Catcher Technology Co., Ltd.	353,539	2,348,251
Cathay Financial Holding Co., Ltd. (b)	1,622,334	1,587,862
Chang Hwa Commercial Bank	3,250,220	1,707,494
Chimei Innolux Corp. (b)	229,643	94,516
China Development Financial Holding Corp.	4,536,272	1,068,608
China Steel Chemical Corp.	38,877	176,270
China Steel Corp.	2,841,137	2,661,932

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Chinatrust Financial Holding Co., Ltd.	3,593,045	$2,043,894
Chunghwa Picture Tubes, Ltd. (b)	1,984,368	72,376
Chunghwa Telecom Co., Ltd.	771,268	2,425,939
Compal Electronics, Inc.	1,963,431	1,796,883
Delta Electronics, Inc.	602,893	1,833,795
Epistar Corp.	269,170	589,949
Everlight Electronics Co., Ltd.	237,996	403,761
Far Eastern New Century Corp.	1,913,128	2,016,514
First Financial Holding Co., Ltd	2,685,327	1,558,990
Formosa Chemicals & Fibre Corp.	1,012,390	2,655,893
Formosa Petrochemical Corp.	370,000	1,001,606
Formosa Plastics Corp.	1,493,940	3,989,172
Foxconn Technology Co., Ltd.	435,889	1,567,946
Fubon Financial Holding Co., Ltd.	2,162,790	2,156,639
Hon Hai Precision Industry Co., Ltd.	2,138,305	6,396,670
HTC Corp.	250,710	3,267,577
Hua Nan Financial Holdings Co., Ltd.	2,538,140	1,397,102
King Yuan Electronics Co., Ltd. (b)	2,749,898	1,292,825
Largan Precision Co., Ltd.	56,710	1,172,721
Lite-On Technology Corp.	842,105	1,051,046
Macronix International Co., Ltd.	1,947,411	610,582
MediaTek, Inc.	304,219	2,779,046
Mega Financial Holding Co., Ltd.	2,527,740	1,848,122
Motech Industries, Inc.	154,507	211,972
Nan Ya Plastics Corp.	1,518,960	2,714,153
Novatek Microelectronics Corp.	229,062	700,561
Pegatron Corp.	476,630	620,408
Powerchip Technology Corp. (b)	2,193,555	40,370
Powertech Technology, Inc.	524,518	1,012,705
ProMOS Technologies, Inc. (b)(d)	1,135,850	0
Quanta Computer, Inc.	1,306,194	3,470,363
Realtek Semiconductor Corp.	430,452	779,236
Shin Kong Financial Holding Co., Ltd. (b)	3,096,642	889,048
Siliconware Precision Industries Co.	1,034,745	1,080,276
SinoPac Financial Holdings Co., Ltd.	3,356,219	1,257,810
Synnex Technology International Corp.	305,000	740,940
Tainan Enterprises Co., Ltd.	936,567	924,502
Taishin Financial Holdings Co., Ltd.	3,286,044	1,253,502
Taiwan Cement Corp.	1,735,216	2,052,531
Taiwan FU Hsing Industrial Co., Ltd.	2,067,000	1,407,510
Taiwan Mobile Co., Ltd.	388,200	1,279,495
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	1,123,203	15,679,914
Tatung Co., Ltd. (b)	1,060,107	225,608
Tripod Technology Corp.	545,361	1,532,887
Uni-President Enterprises Corp.	1,863,235	2,967,709
United Integrated Services Co., Ltd.	1,532,000	1,445,622
United Microelectronics Corp. ADR (a)	808,451	1,754,339
Via Technologies, Inc. (b)	478,981	177,104
Walsin Lihwa Corp.	694,000	191,584
Wistron Corp.	919,711	1,123,288
Yageo Corp.	4,468,000	1,306,686
Yuanta Financial Holding Co., Ltd. (b)	2,316,823	1,050,459

		108,933,472

THAILAND — 5.1%
Advanced Info Service PCL (Foreign ownership limit)	611,323	3,551,294
Bangkok Expressway PCL	2,345,942	1,794,912
CP ALL PCL	1,068,300	1,194,101
Electricity Generating PCL (Foreign ownership limit) (a)	587,846	2,137,790
IRPC PCL (a)	4,314,339	486,314
Kasikornbank PCL (Foreign ownership limit)	259,754	1,349,478
PTT Exploration & Production PCL	514,645	2,722,303
PTT PCL	328,926	3,345,186
Siam Cement PCL NVDR	72,000	716,373
Siam Commercial Bank PCL (Foreign ownership limit)	344,697	1,595,417
Thai Oil PCL	622,505	1,122,116

		20,015,284

TOTAL COMMON STOCKS —
(Cost $410,854,961)		392,795,761

PREFERRED STOCK — 0.0% (e)
MALAYSIA — 0.0% (e)
Malaysian Airline System Bhd (f) (Cost $784)	3,787	1,151

SHORT TERM INVESTMENTS — 8.1%
UNITED STATES — 8.1%
MONEY MARKET FUNDS — 8.1%
State Street Navigtor Securities Lending Prime Portfolio (g)(h)	31,991,208	31,991,208
State Street Institutional Liquid Reserves Fund 0.20% (h)(i)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,991,308)		31,991,308

TOTAL INVESTMENTS — 107.6%
(Cost $442,847,053)		424,788,220
OTHER ASSETS & LIABILITIES — (7.6)%		(29,954,316)

NET ASSETS — 100.0%		$394,833,904

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of June 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	16.8%
Oil, Gas & Consumable Fuels	11.5
Semiconductors & Semiconductor Equipment	7.4
Wireless Telecommunication Services	6.5
Computers & Peripherals	4.5
Internet Software & Services	4.2
Electronic Equipment, Instruments & Components	3.9
Insurance	3.1
Real Estate Management & Development	3.0
Food Products	2.9
Metals & Mining	2.9
Automobiles	2.7
Chemicals	2.5
IT Services	2.5
Construction Materials	2.4
Diversified Telecommunication Services	2.1
Independent Power Producers & Energy Traders	1.9
Transportation Infrastructure	1.9
Construction & Engineering	1.5
Industrial Conglomerates	1.5
Hotels, Restaurants & Leisure	1.4
Diversified Financial Services	1.2
Electric Utilities	1.0
Household Products	0.9
Capital Markets	0.9
Communications Equipment	0.8
Tobacco	0.7
Food & Staples Retailing	0.7
Thrifts & Mortgage Finance	0.7
Beverages	0.7
Pharmaceuticals	0.7
Electrical Equipment	0.5
Marine	0.5
Gas Utilities	0.5
Health Care Providers & Services	0.5
Media	0.4
Airlines	0.4
Building Products	0.4
Energy Equipment & Services	0.3
Textiles, Apparel & Luxury Goods	0.2
Machinery	0.2
Health Care Equipment & Supplies	0.1
Household Durables	0.1
Containers & Packaging	0.0 ***
Short Term Investments	8.1
Other Assets & Liabilities	(7.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Malaysian Airline System Bhd, which was Level 2 and part of the Airlines Industry, representing 0.00% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 97.2%
CHINA — 7.0%
Anhui Expressway Co., Ltd.	18,000	$7,936
BYD Co., Ltd. (a)(b)	9,500	17,906
BYD Electronic International Co., Ltd.	13,500	2,698
China Huiyuan Juice Group, Ltd. (b)	11,500	4,092
China Liansu Group Holdings	19,000	8,157
China Minzhong Food Corp., Ltd. (b)	11,000	5,036
China National Accord Mediicines Corp., Ltd.	4,300	10,089
China SCE Property Holdings, Ltd.	32,000	7,261
China Suntien Green Energy Corp., Ltd.	29,000	5,047
China Vanadium Titano — Magnetite Mining Co., Ltd.	25,000	4,029
China Wireless Technologies, Ltd.	24,000	3,960
Chongqing Machinery & Electric Co., Ltd.	34,000	4,559
Dongyue Group	13,000	6,017
First Tractor Co., Ltd. (b)	8,000	6,394
Great Wall Technology Co., Ltd.	26,000	4,626
Haitian International Holdings, Ltd.	8,000	7,900
Hangzhou Steam Turbine Co.	12,000	12,283
Harbin Electric Co., Ltd.	12,000	9,638
Huangshan Tourism Development Co., Ltd. (b)	7,500	9,143
Hunan Non-Ferrous Metal Corp., Ltd. (b)	22,000	6,693
Jiangsu Future Land Co., Ltd.	17,100	10,499
Kingsoft Corp., Ltd.	15,000	6,652
Livzon Pharmaceutical, Inc. Class B	2,700	6,659
Lonking Holdings, Ltd.	28,000	6,642
MIE Holdings Corp.	20,000	4,796
Peak Sport Products Co., Ltd.	15,000	2,514
Ports Design, Ltd. (a)	4,500	4,670
Semiconductor Manufacturing International Corp. (b)	258,000	8,482
Shandong Airlines Co., Ltd. Class B	5,000	6,059
Shanghai Chlor-Alkali Chemical Co., Ltd. (b)	9,200	4,756
Shanghai Dajiang Group, Class B (b)	15,000	4,680
Shanghai Diesel Engine Co., Ltd. Class B	12,320	7,515
Shanghai Haixin Group Co. (b)	11,800	4,814
Shenguan Holdings Group, Ltd.	18,000	10,280
Shenzhou International Group Holdings, Ltd.	6,000	10,365
Sound Global, Ltd.	17,000	7,649
TCL Communication Technology Holdings, Ltd.	9,000	2,877
Tong Ren Tang Technologies Co., Ltd.	6,000	9,669
Travelsky Technology, Ltd.	15,000	7,735
Xinjiang Xinxin Mining Industry Co., Ltd.	23,000	4,655
Zhejiang Southeast Electric Power Co.	31,100	16,545

		291,977

HONG KONG — 12.8%
361 Degrees International, Ltd.	11,000	2,453
Anxin-China Holdings, Ltd.	36,000	6,730
Asian Citrus Holdings, Ltd.	9,000	5,047
Beijing Capital International Airport Co., Ltd.	26,000	15,754
Beijing Capital Land, Ltd.	30,000	8,857
Boshiwa International Holding, Ltd. (b)(c)	32,000	3,465
CGN Mining Co., Ltd. (b)	35,000	4,016
China Dongxiang Group Co.	41,000	3,700
China Everbright International, Ltd.	25,000	11,699
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	17,000	5,260
China Lilang, Ltd.	9,000	6,138
China Lumena New Materials Corp. (a)	54,000	8,980
China Medical System Holdings, Ltd.	16,500	7,105
China Metal Recycling Holdings, Ltd. (a)	7,800	5,722
China Modern Dairy Holdings, Ltd. (b)	46,000	10,734
China National Materials Co., Ltd.	17,000	5,216
China Overseas Grand Oceans Group, Ltd.	12,000	10,690
China Power International Development, Ltd. (a)	32,000	8,375
China Shineway Pharmaceutical Group, Ltd. (a)	6,000	8,617
China Travel International Investment Hong Kong, Ltd.	50,000	9,218
Citic 21CN Co., Ltd. (b)	78,000	3,821
Citic Resources Holdings, Ltd. (b)	46,000	7,531
Comba Telecom Systems Holdings, Ltd.	12,500	5,189
Cosco International Holdings, Ltd.	18,000	6,869
Dawnrays Pharmaceutical Holdings, Ltd.	8,000	1,908
Digital China Holdings, Ltd.	9,000	15,687
Franshion Properties China, Ltd. (a)	50,000	15,019
Fufeng Group, Ltd.	13,000	4,877
Global Bio-Chem Technology Group Co., Ltd.	30,000	4,293
Glorious Property Holdings, Ltd. (b)	36,000	6,265
Greatview Aseptic Packaging Co., Ltd. (b)	15,000	7,851
Greentown China Holdings, Ltd.	9,500	9,871
Hidili Industry International Development, Ltd.	19,000	5,242
Hua Han Bio-Pharmaceutical Holdings, Ltd.	32,000	5,734
Kaisa Group Holdings, Ltd. (b)	29,000	5,683
Kingboard Laminates Holdings, Ltd.	13,000	4,760
Kingway Brewery Holdings, Ltd.	16,000	5,239
KWG Property Holding, Ltd. (a)	18,500	11,615
Li Ning Co., Ltd.	10,500	5,875
Lianhua Supermarket Holdings Co., Ltd.	6,000	5,724
Minth Group, Ltd.	8,000	8,591
NVC Lighting Holdings, Ltd. (a)	28,000	5,270
Pacific Online, Ltd.	11,000	3,886
PCD Stores, Ltd.	46,000	4,270
Real Nutriceutical Group, Ltd.	11,000	2,411
Shenzhen International Holdings, Ltd.	145,000	8,879
Shenzhen Investment, Ltd.	50,000	11,732
Shougang Concord International Enterprises Co., Ltd. (b)	150,000	6,671
Sichuan Expressway Co., Ltd.	16,000	5,384
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	27,000	9,746
Silver Base Group Holdings, Ltd.	8,000	3,218
Sino Biopharmaceutical	32,000	11,510
Sinotrans Shipping, Ltd.	25,000	5,834
Sinotrans, Ltd.	32,000	5,198
Sinotruk Hong Kong, Ltd.	11,500	6,849
Springland International Holdings, Ltd.	16,000	8,973
Sunac China Holdings, Ltd.	25,000	10,442
The United Laboratories International Holdings, Ltd.	16,500	6,828
Tianjin Port Development Holdings, Ltd.	82,000	9,514

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Tianneng Power International, Ltd.	12,000	$6,312
United Energy Group, Ltd. (b)	50,000	7,477
Vinda International Holdings, Ltd. (a)	6,000	8,864
VODone, Ltd.	37,200	3,021
Wasion Group Holdings, Ltd.	12,000	4,687
West China Cement, Ltd.	46,000	8,895
Winsway Coking Coal Holding, Ltd.	28,000	5,017
Yashili International Holdings, Ltd.	34,000	5,216
Yingde Gases	16,000	14,563
Yip’s Chemical Holdings, Ltd.	8,160	5,228
Yuexiu Property Co., Ltd.	138,000	33,447
Yuexiu Transport Infrasctructre, Ltd.	12,000	5,894

		530,656

INDIA — 12.9%
Amtek Auto, Ltd.	2,597	4,944
Arvind, Ltd. (b)	3,465	4,589
Aurobindo Pharma, Ltd.	2,741	5,400
Bajaj Finserv, Ltd. (b)	786	9,634
Bajaj Holdings and Investment, Ltd. (b)	638	8,922
Bharat Forge, Ltd.	1,955	10,506
Bhushan Steel, Ltd.	1,334	11,073
Biocon, Ltd.	1,177	5,011
Bombay Rayon Fashions, Ltd.	1,057	4,527
CESC, Ltd.	1,759	9,127
Core Education & Technologies, Ltd.	1,630	8,686
Coromandel International, Ltd.	1,603	7,414
Corporation Bank	1,236	9,236
Crompton Greaves, Ltd.	2,436	5,288
Dewan Housing Finance Corp., Ltd.	1,427	4,227
Dish TV India, Ltd. (b)	6,095	6,953
Edelweiss Capital, Ltd.	10,114	5,697
Emami, Ltd.	913	8,159
Era Infra Engineering, Ltd.	4,782	12,389
Federal Bank, Ltd.	1,848	14,846
Financial Technologies India, Ltd.	488	6,454
Fortis Healthcare, Ltd. (b)	3,149	5,719
Gateway Distriparks, Ltd.	3,394	8,331
Glenmark Pharmaceuticals, Ltd.	1,751	11,387
Godrej Industries, Ltd.	2,361	10,225
Gujarat Gas Co., Ltd.	1,411	7,821
GVK Power & Infrastructure, Ltd. (b)	37,177	10,221
HCL Infosystems, Ltd.	5,835	4,332
Hindustan Construction Co. (b)	17,511	6,413
Housing Development & Infrastructure, Ltd. (b)	6,112	9,518
IFCI, Ltd.	16,415	11,833
India Cements, Ltd.	5,704	8,883
India Infoline, Ltd.	5,097	5,605
Indiabulls Financial Services, Ltd.	2,655	10,930
Indiabulls Real Estate, Ltd.	5,337	5,835
Indian Hotels Co., Ltd.	9,294	10,279
Jain Irrigation Systems, Ltd.	3,293	4,904
Jammu & Kashmir Bank, Ltd. (b)	683	12,089
JSW Energy, Ltd.	9,238	8,686
Jubilant Foodworks, Ltd. (b)	410	8,586
Mahindra & Mahindra Financial Services	750	8,667
Manappuram Finance, Ltd.	6,323	3,556
Marico, Ltd.	3,149	10,360
MAX India, Ltd. (b)	3,334	11,471
McLeod Russel India, Ltd.	1,671	8,921
Motherson Sumi Systems, Ltd.	2,045	5,986
Mphasis, Ltd.	1,119	7,415
Opto Circuits India, Ltd.	2,200	6,078
Pipavav Defence & Offshore Engineering Co., Ltd. (b)	3,167	4,770
Piramal Healthcare, Ltd.	1,007	9,521
PTC India, Ltd.	8,331	9,684
Punj Lloyd, Ltd.	9,229	8,074
Rajesh Exports, Ltd.	2,969	7,104
REI Agro, Ltd.	13,137	2,200
Rolta India, Ltd.	4,322	6,208
Satyam Computer Services, Ltd. (b)	9,848	13,854
Sintex Industries, Ltd.	3,476	3,829
Strides Arcolab, Ltd.	814	10,811
Suzlon Energy, Ltd. (b)	14,716	4,902
Tata Chemicals, Ltd.	1,811	10,087
Tata Global Beverages, Ltd.	5,525	11,473
Thermax, Ltd.	857	7,367
Unitech, Ltd. (b)	22,778	8,995
United Phosphorus, Ltd.	3,993	9,004
Videocon Industries, Ltd.	1,963	6,014
Voltas, Ltd.	3,611	6,771
Welspun Corp., Ltd. (b)	2,499	5,304

		533,105

INDONESIA — 5.7%
Alam Sutera Realty Tbk PT	152,500	7,956
Bakrie and Brothers Tbk PT (b)(c)	1,732,500	4,611
Bakrie Sumatera Plantations Tbk PT	236,500	4,583
Bakrie Telecom Tbk PT (b)	379,000	8,070
Bakrieland Development Tbk PT (b)	558,500	4,162
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	116,000	11,362
Bank Tabungan Negara Tbk PT	47,000	6,455
Barito Pacific Tbk PT (b)	73,000	3,886
Bhakti Investama Tbk PT	228,000	9,710
Bisi International PT	50,500	4,248
Bumi Resources Minerals Tbk PT (b)	134,500	5,871
Ciputra Development Tbk PT	133,000	9,204
Darma Henwa PT Tbk (b)	654,500	3,763
Delta Dunia Makmur Tbk PT (b)	105,500	4,437
Energi Mega Persada Tbk PT (b)	452,000	6,882
Gajah Tunggal Tbk PT	27,000	6,540
Garuda Indonesia Tbk PT (b)	113,500	8,580
Global Mediacom Tbk PT	81,500	13,189
Holcim Indonesia Tbk PT	29,000	7,487
Indah Kiat Pulp & Paper Corp. Tbk PT (b)	41,000	4,583
Indika Energy Tbk PT	32,000	6,337
Japfa Comfeed Indonesia Tbk PT	16,000	8,390
Kawasan Industri Jababeka Tbk PT (b)	266,500	5,249
Medco Energi Internasional Tbk PT	25,000	4,791
Media Nusantara Citra Tbk PT	46,000	9,746
Mitra Adiperkasa Tbk PT	12,500	9,516
Pakuwon Jati Tbk PT (b)	395,500	8,169
Pembangunan Perumahan Persero PT Tbk	73,000	4,741
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	46,000	13,101
Sentul City Tbk PT (b)	223,000	5,461
Summarecon Agung Tbk PT	76,000	13,108
Timah Tbk PT	41,000	6,024

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Trada Maritime Tbk PT (b)	55,000	$5,095

		235,307

MALAYSIA — 9.1%
Alliance Financial Group Bhd	11,000	14,410
Bandar Raya Developments Bhd	9,400	6,956
Berjaya Corp. Bhd	46,000	11,371
Berjaya Sports Toto Bhd	16,500	22,343
Boustead Holdings Bhd	9,000	15,078
Bursa Malaysia Bhd	13,800	26,857
Dialog Group Bhd	22,100	16,355
DRB-Hicom Bhd	10,600	8,412
Fraser & Neave Holdings Bhd	2,500	14,218
Genting Plantations Bhd	5,600	16,401
IGB Corp. Bhd	21,100	17,874
KNM Group Bhd (b)	19,100	4,240
Kulim Malaysia Bhd	10,100	14,949
Lafarge Malayan Cement Bhd	5,200	11,954
Malaysian Bulk Carriers Bhd	16,100	8,061
Malaysian Resources Corp. Bhd	21,500	11,849
Media Prima Bhd	17,900	12,458
Multi-Purpose Holdings Bhd	22,300	23,174
Sapurakencana Petroleum Bhd (b)	70,826	49,069
Sunway Real Estate Investment Trust	41,200	17,645
TAN Chong Motor Holdings Bhd	8,600	12,214
Top Glove Corp. Bhd	6,700	10,971
Tradewinds Malaysia Bhd	3,900	10,992
UOA Development Bhd (b)	20,200	9,542
Wah Seong Corp. Bhd	16,100	9,532

		376,925

PHILIPPINES — 3.0%
Belle Corp. (b)	62,000	7,725
Cebu Air, Inc. (b)	4,450	7,277
First Philippine Holdings Corp.	6,460	11,591
GMA Holdings, Inc.	65,600	16,348
Megaworld Corp.	196,000	10,187
Metro Pacific Investments Corp.	150,000	14,845
Philippine National Bank (b)	5,780	9,918
Rizal Commercial Banking Corp.	11,900	12,399
Semirara Mining Corp.	2,130	11,030
SM Development Corp.	53,460	7,803
Universal Robina Corp.	10,940	16,344

		125,467

SINGAPORE — 0.2%
Yanlord Land Group, Ltd. (b)	9,000	8,703

TAIWAN — 40.0%
Ability Enterprise Co., Ltd.	7,000	6,371
Accton Technology Corp.	12,000	6,786
Adlink Technology, Inc.	4,000	4,805
Advantech Co., Ltd.	4,000	13,197
AGV Products Corp. (b)	16,000	5,220
Airtac International Group (b)	2,000	11,377
Alcor Micro Corp.	5,000	8,123
Alpha Networks, Inc.	6,000	4,457
Altek Corp.	7,000	4,450
AmTRAN Technology Co., Ltd.	14,000	11,243
Apex Biotechnology Corp.	2,000	4,959
Asia Polymer	4,000	4,216
Asrock, Inc.	2,000	7,797
Aten International Co., Ltd.	2,000	3,614
Bank of Kaohsiung	20,000	5,622
Basso Industry Corp. (b)	6,000	4,598
BES Engineering Corp.	27,000	6,478
Biostar Microtech International Corp.	14,000	7,050
Cameo Communications, Inc.	27,000	6,911
Capital Securities Corp.	34,000	11,309
Career Technology Co., Ltd.	5,000	8,089
Cathay No. 1 REIT	14,000	7,800
Cathay Real Estate Development Co., Ltd.	20,000	9,035
Charoen Pokphand Enterprise	16,000	7,067
Chaun-Choung Technology Corp.	7,000	6,031
Cheng Loong Corp.	16,000	6,023
Cheng Uei Precision Industry Co., Ltd.	6,000	11,825
Chicony Electronics Co., Ltd.	7,000	12,836
Chien Kuo Construction Co., Ltd.	14,000	6,348
Chin-Poon Industrial Co.	8,000	7,442
China Bills Finance Corp.	14,000	5,903
China Chemical & Pharmaceutical Co., Ltd.	10,000	6,006
China Development Financial Holding Corp.	48,000	11,307
China Manmade Fibers Corp. (b)	18,000	5,457
China Motor Corp.	7,000	6,324
China Steel Chemical Corp.	2,000	9,068
China Synthetic Rubber Corp.	7,000	6,512
Chipbond Technology Corp.	7,000	9,358
Chong Hong Construction Co., Ltd.	4,000	8,660
Chroma ATE, Inc.	6,000	13,592
Chung Hung Steel Corp.	16,000	4,326
Clevo Co.	7,000	10,048
CMC Magnetics Corp. (b)	39,000	6,682
Compal Communications, Inc.	4,000	4,183
Coretronic Corp.	8,000	7,428
CTCI Corp.	5,000	9,302
CyberTAN Technology, Inc.	7,000	5,376
D-Link Corp.	12,000	7,649
Dimerco Express Taiwan Corp.	10,000	6,257
Dynamic Electronics Co., Ltd.	16,000	5,354
Dynapack International Technology Corp.	2,000	10,842
Elan Microelectronics Corp. (b)	7,000	10,271
Elite Material Co., Ltd.	12,000	11,163
Elite Semiconductor Memory Technology, Inc. (b)	7,000	6,020
Epistar Corp.	8,000	17,534
Eternal Chemical Co., Ltd.	8,000	5,983
Everlight Chemical Industrial Corp.	8,000	4,899
Everlight Electronics Co., Ltd.	5,000	8,482
Excelsior Medical Co., Ltd.	2,000	3,975
Far Eastern International Bank	29,000	11,014
Faraday Technology Corp.	6,000	8,252
Farglory Land Development Co., Ltd.	4,000	7,040
Feng Hsin Iron & Steel Co., Ltd.	5,000	8,365
Feng TAY Enterprise Co., Ltd. (b)	5,000	4,835
First Insurance Co., Ltd.	8,000	3,226
FLEXium Interconnect, Inc.	4,000	16,062
Formosa Taffeta Co., Ltd.	10,000	8,968
Formosan Rubber Group, Inc.	12,000	7,910
Formosan Union Chemical	7,000	4,731
FSP Technology, Inc.	6,000	5,692
Gemtek Technology Corp.	7,000	6,231
GeoVision, Inc.	2,000	7,730

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Giant Manufacturing Co., Ltd.	4,000	$18,404
Gigabyte Technology Co., Ltd.	10,000	9,520
Gintech Energy Corp.	6,000	7,218
Global Unichip Corp.	2,000	6,960
Gloria Material Technology Corp. (b)	7,000	6,301
Goldsun Development & Construction Co., Ltd.	20,000	7,060
Grand Pacific Petrochemical	14,000	6,137
Great Wall Enterprise Co.	7,000	6,547
GTM Corp.	8,000	3,239
Hey Song Corp.	7,000	8,807
Highwealth Construction Corp.	7,000	10,915
Ho Tung Chemical Corp. (b)	14,000	7,730
Hong TAI Electric Industrial	24,000	7,509
Huaku Development Co., Ltd. (b)	4,000	9,677
I-Sheng Electric Wire & Cable Co., Ltd.	6,000	8,894
Ibase Technology, Inc.	10,000	13,652
Inventec Co., Ltd.	31,000	9,989
Jess-Link Products Co., Ltd. (b)	4,000	3,795
Kenda Rubber Industrial Co., Ltd.	5,000	5,764
King Yuan Electronics Co., Ltd. (b)	20,000	9,403
King’s Town Bank (b)	12,000	7,007
Kinpo Electronics	37,000	8,023
Kinsus Interconnect Technology Corp.	4,000	10,895
Laser Tek Taiwan Co., Ltd.	6,000	5,190
LCY Chemical Corp.	7,000	11,149
Lien Hwa Industrial Corp.	10,000	6,057
Lingsen Precision Industries, Ltd.	10,000	5,437
Long Bon International Co., Ltd.	12,000	4,859
Lumax International Corp., Ltd.	2,000	4,337
Lung Yen Life Service Corp.	2,000	5,722
Macronix International Co., Ltd.	40,000	12,541
Makalot Industrial Co., Ltd.	4,000	11,578
Masterlink Securities Corp. (b)	20,000	5,990
Mayer Steel Pipe Corp.	8,000	3,186
Mercuries & Associates, Ltd. (b)	5,000	3,723
Merida Industry Co., Ltd.	4,000	14,455
Micro-Star International Co., Ltd.	14,000	7,308
Microbio Co., Ltd.	4,000	4,932
Mildef Crete, Inc.	4,000	6,666
Mirle Automation Corp.	8,000	5,715
Mitac International Corp.	16,000	5,322
Motech Industries, Inc.	4,000	5,488
Nan Kang Rubber Tire Co., Ltd.	7,000	9,721
Nantex Industry Co., Ltd.	5,000	4,459
Neo Solar Power Corp. (b)	7,000	5,458
Nien Hsing Textile Co., Ltd. (b)	5,000	3,262
Novatek Microelectronics Corp.	6,000	18,350
Oriental Union Chemical Corp.	8,000	9,610
Pan-International Industrial Co., Ltd.	7,000	6,816
Phison Electronics Corp.	2,000	16,062
PixArt Imaging, Inc.	2,000	5,722
Portwell, Inc.	5,000	4,986
Powertech Technology, Inc.	7,000	13,515
President Securities Corp.	14,000	6,980
Prime Electronics Satellitics, Inc. (b)	7,000	5,774
Prince Housing Development Corp.	10,000	6,692
Promate Electronic Co., Ltd.	10,000	8,047
Qisda Corp.	22,000	5,131
Radiant Opto-Electronics Corp. (b)	6,000	30,115
Realtek Semiconductor Corp.	7,000	12,672
RichTek Technology Corp.	2,000	11,712
Ritek Corp. (b)	39,000	5,546
Ruentex Development Co., Ltd.	8,000	12,207
Ruentex Industries, Ltd.	7,000	11,524
Sampo Corp.	14,000	4,207
San Fang Chemical Industry Co., Ltd.	6,000	4,718
Sanyang Industry Co., Ltd.	12,000	7,750
Senao International Co., Ltd.	2,000	6,826
Shinkong Synthetic Fibers Corp.	29,000	8,297
Sigurd Microelectronics Corp. (b)	8,000	6,010
Silicon Integrated Systems Corp.	12,000	3,983
Simplo Technology Co., Ltd.	4,000	27,238
Sinbon Electronics Co., Ltd.	12,000	9,476
Sinmag Bakery Machine Corp.	2,000	8,098
Sino-American Silicon Products, Inc.	6,000	9,316
Sinon Corp.	18,000	7,920
Sinphar Pharmaceutical Co., Ltd.	7,000	5,586
Sintek Photronic Corp. (b)	8,000	3,534
Sinyi Realty Co. (b)	5,000	7,094
Solar Applied Materials Technology Corp.	6,000	8,091
Solartech Energy Corp.	4,000	3,855
Southeast Cement Co., Ltd.	19,000	7,502
Springsoft, Inc.	5,000	6,584
Standard Foods Corp.	2,000	5,722
Sunonwealth Electric Machine Industry Co., Ltd. (b)	4,000	2,824
Systex Corp. (b)	6,000	6,103
T JOIN Transportation Co.	6,000	6,625
Ta Chong Bank Co., Ltd. (b)	22,000	6,773
Ta Ya Electric Wire & Cable	44,000	10,674
Taichung Commercial Bank (b)	31,000	9,720
Tainan Enterprises Co., Ltd.	6,000	5,923
Tainan Spinning Co., Ltd.	16,000	6,719
Taisun Enterprise Co., Ltd.	12,000	6,043
Taiwan Business Bank (b)	39,000	11,223
Taiwan Cogeneration Corp.	10,000	6,458
Taiwan Fire & Marine Insurance Co. (b)	7,000	4,755
Taiwan Hon Chuan Enterprise Co., Ltd.	4,000	8,941
Taiwan Land Development Corp. (b)	14,000	5,434
Taiwan Mask Corp. (b)	18,000	6,655
Taiwan Secom Co., Ltd.	4,000	8,687
Taiwan Surface Mounting Technology Co., Ltd.	4,000	8,044
Tatung Co., Ltd. (b)	27,000	5,746
Teco Electric & Machinery Co., Ltd. (b)	22,000	14,208
Test-Rite International Co.	8,000	5,448
Thye Ming Industrial Co., Ltd.	6,000	5,280
Tong Hsing Electronic Industries, Ltd. (b)	2,000	6,438
Tong Yang Industry Co., Ltd.	6,000	5,782
Topco Scientific Co., Ltd.	6,000	10,219
Topoint Technology Co., Ltd.	7,000	3,958
Transcend Information, Inc.	4,000	11,042
Tripod Technology Corp.	6,000	16,865
TSRC Corp.	7,000	17,169
TTY Biopharm Co., Ltd.	2,000	7,696
Tung Ho Steel Enterprise Corp.	10,000	9,704
TXC Corp.	6,000	8,613
TYC Brother Industrial Co., Ltd. (b)	12,000	4,798
Tycoons Group Enterprise (b)	27,000	4,517
U-Ming Marine Transport Corp.	4,000	6,358
Unity Opto Technology Co., Ltd.	6,000	5,963

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Universal Cement Corp.	10,000	$4,350
Unizyx Holding Corp.	10,000	5,103
UPC Technology Corp.	10,000	5,387
USI Corp.	8,000	7,161
Ve Wong Corp.	8,000	5,207
Via Technologies, Inc. (b)	10,000	3,697
Visual Photonics Epitaxy Co., Ltd.	4,000	6,251
Walsin Lihwa Corp.	42,000	11,594
Wan Hai Lines, Ltd.	12,000	5,862
Waterland Financial Holdings Co., Ltd.	29,000	9,752
Wei Chuan Food Corp.	7,000	7,050
Weikeng Industrial Co., Ltd.	10,000	8,165
Winbond Electronics Corp. (b)	40,000	5,996
Wintek Corp.	16,000	8,727
Wistron NeWeb Corp.	2,000	4,096
Yageo Corp.	27,000	7,896
Yang Ming Marine Transport Corp.	14,000	6,254
Yieh Phui Enterprise Co., Ltd.	18,000	5,469
Yuen Foong Yu Paper Manufacturing Co., Ltd.	18,000	7,438
Yungtay Engineering Co., Ltd. (b)	5,000	8,365
Zenitron Corp.	10,000	7,428
Zinwell Corp.	6,000	6,394

		1,657,412

THAILAND — 6.5%
Bangkok Chain Hospital PCL	33,989	10,327
Bangkok Expressway PCL	16,132	12,343
Bumrungrad Hospital PCL	5,886	12,973
Dynasty Ceramic PCL	4,566	7,368
Electricity Generating PCL (Foreign ownership limit)	4,566	16,605
Home Product Center PCL (Foreign ownership limit)	28,815	11,432
Minor International PCL	32,478	14,623
Precious Shipping PCL	12,074	5,474
Pruksa Real Estate PCL	17,451	8,626
Robinson Department Store PCL (Foreign ownership limit)	7,813	15,252
Siam City Cement PCL	1,319	13,622
Siam Makro PCL	1,319	14,785
Sri Trang Agro-Industry PCL	11,466	5,090
Thai Airways International PCL (Foreign ownership limit) (b)	9,538	6,487
Thai Stanley Electric PCL, NVDR	1,500	9,115
Thai Tap Water Supply PCL	55,904	11,529
Thai Union Frozen Products PCL	9,648	21,796
Thai Vegetable Oil PCL (Foreign ownership limit)	14,407	9,889
Thanachart Capital PCL	14,205	12,859
Thoresen Thai Agencies PCL	12,074	6,083
Tisco Financial Group PCL	7,408	9,097
True Corp. PCL, NVDR (b)	138,390	16,732
Vanachai Group PCL	57,021	7,002
Vinythai PCL	20,698	11,796

		270,905

TOTAL COMMON STOCKS —
(Cost $3,900,156)		4,030,457

SHORT TERM INVESTMENTS — 2.7%
UNITED STATES — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	59,733	59,733
State Street Institutional Liquid Reserves Fund 0.20% (e)(f)	49,400	49,400

TOTAL SHORT TERM INVESTMENTS —
(Cost $109,133)		109,133

TOTAL INVESTMENTS — 99.9%
(Cost $4,009,289)		4,139,590
OTHER ASSETS & LIABILITIES — 0.1%		6,164

NET ASSETS — 100.0%		$4,145,754

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
REIT = Real Estate Investment Trust

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	9.7%
Semiconductors & Semiconductor Equipment	7.6
Electronic Equipment, Instruments & Components	5.9
Chemicals	5.8
Food Products	5.7
Computers & Peripherals	4.3
Commercial Banks	4.3
Pharmaceuticals	2.9
Textiles, Apparel & Luxury Goods	2.7
Metals & Mining	2.7
Electrical Equipment	2.5
Machinery	2.5
Construction & Engineering	2.5
Diversified Financial Services	2.3
Communications Equipment	2.2
Auto Components	1.9
Independent Power Producers & Energy Traders	1.8
Hotels, Restaurants & Leisure	1.8
Transportation Infrastructure	1.7
Media	1.7
Construction Materials	1.7
Energy Equipment & Services	1.5
Oil, Gas & Consumable Fuels	1.4
IT Services	1.4
Automobiles	1.3
Industrial Conglomerates	1.2
Capital Markets	1.1
Marine	1.1
Multiline Retail	1.0
Leisure Equipment & Products	0.9
Health Care Equipment & Supplies	0.8
Airlines	0.7
Building Products	0.7
Personal Products	0.7
Health Care Providers & Services	0.6
Beverages	0.6
Software	0.6
Containers & Packaging	0.5
Electric Utilities	0.5
Diversified Telecommunication Services	0.5
Food & Staples Retailing	0.5
Commercial Services & Supplies	0.5
Water Utilities	0.5
Air Freight & Logistics	0.5
Household Durables	0.4
Insurance	0.4
Specialty Retail	0.4
Office Electronics	0.4
Household Products	0.3
Biotechnology	0.3
Consumer Finance	0.3
Paper & Forest Products	0.3
Distributors	0.2
Wireless Telecommunication Services	0.2
Gas Utilities	0.2
Trading Companies & Distributors	0.2
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.1
Internet Software & Services	0.1
Short Term Investments	2.7
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.08% of net assets and Bakrie and Brothers Tbk PT, which was Level 3 part of the Industrial Conglomerates Industry, representing 0.11% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
RUSSIA — 99.2%
CHEMICALS — 5.0%
Phosagro OAO GDR	32,913	$381,462
Uralkali OJSC GDR	72,050	2,758,074

		3,139,536

COMMERCIAL BANKS — 10.8%
Sberbank of Russia ADR	496,005	5,366,774
VTB Bank OJSC GDR	375,359	1,325,017

		6,691,791

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Rostelecom OJSC ADR (a)	73,835	1,619,202

ELECTRIC UTILITIES — 2.1%
Federal Hydrogenerating Co. JSC ADR	545,283	1,302,681

ENERGY EQUIPMENT & SERVICES — 1.4%
Eurasia Drilling Co., Ltd. GDR	18,105	461,677
Integra Group Holdings GDR (a)	84,597	106,423
TMK OAO GDR	24,486	293,832

		861,932

FOOD & STAPLES RETAILING — 4.8%
Magnit OJSC GDR	74,601	2,243,998
X5 Retail Group NV GDR (a)	31,377	713,827

		2,957,825

HOUSEHOLD DURABLES — 0.3%
PIK Group GDR (a)	84,343	188,928

INTERNET SOFTWARE & SERVICES — 1.4%
Mail.ru Group, Ltd. GDR (a)	15,497	525,194
Yandex NV (a)(b)	17,725	337,661

		862,855

MEDIA — 0.3%
CTC Media, Inc. (b)	21,380	172,323

METALS & MINING — 10.5%
Evraz PLC	88,342	361,226
Magnitogorsk Iron & Steel Works GDR (a)	51,126	187,837
Mechel OAO ADR (b)	41,356	266,746
MMC Norilsk Nickel OJSC ADR	175,664	2,901,969
Novolipetsk Steel OJSC GDR	25,147	409,645
Polymetal International PLC	56,115	800,043
Polyus Gold International Ltd. (a)	165,870	520,318
Severstal GDR	57,037	669,044
United Co. RUSAL PLC (a)	762,000	437,149

		6,553,977

OIL, GAS & CONSUMABLE FUELS — 49.7%
Exillon Energy PLC (a)	32,720	52,603
Gazprom Neft JSC ADR	30,845	707,893
Gazprom OAO ADR (c)	2,676	25,422
Gazprom OAO ADR (c)	1,193,634	11,255,968
Lukoil OAO ADR	126,978	7,079,023
Lukoil OAO ADR	17,000	953,360
NovaTek OAO GDR	23,451	2,485,806
Rosneft Oil Co. GDR	458,838	2,872,326
Surgutneftegas OJSC ADR	252,684	2,089,697
Surgutneftegas OJSC ADR Preference Shares	133,819	762,768
Tatneft ADR	75,202	2,523,027

		30,807,893

PHARMACEUTICALS — 0.9%
Pharmstandard GDR (a)	37,852	539,391

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Etalon Group Ltd, GDR (a)	34,355	187,235
LSR Group GDR	42,907	184,028
LSR Group OJSC GDR	40,712	174,614

		545,877

ROAD & RAIL — 0.8%
Globaltrans Investment PLC GDR	29,003	522,054

TRANSPORTATION INFRASTRUCTURE — 0.6%
Novorossiysk Commercial Sea Trade Port PJSC GDR	59,567	374,974

WIRELESS TELECOMMUNICATION SERVICES — 7.1%
Mobile TeleSystems ADR	145,461	2,501,929
Sistema JSFC GDR	52,385	977,504
VimpelCom, Ltd. ADR	112,475	912,173

		4,391,606

TOTAL COMMON STOCKS —
(Cost $76,058,211)		61,532,845

SHORT TERM INVESTMENTS — 0.7%
UNITED STATES — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	381,377	381,377
State Street Institutional Liquid Reserves Fund 0.20% (e)(f)	8,894	8,894

TOTAL SHORT TERM INVESTMENTS —
(Cost $390,271)		390,271

TOTAL INVESTMENTS — 99.9% (g)
(Cost $76,448,482)		61,923,116
OTHER ASSETS & LIABILITIES — 0.1%		90,799

NET ASSETS — 100.0%		$62,013,915

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.3%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co. (a)	1,980,000	$650,909

AIRLINES — 1.0%
Air China, Ltd. (a)	3,288,000	1,924,431
China Eastern Airlines Corp., Ltd. (a)(b)	3,302,000	1,047,193
China Southern Airlines Co., Ltd. (a)	11,380,000	4,988,107

		7,959,731

AUTO COMPONENTS — 0.1%
Minth Group, Ltd. (a)	754,000	809,713

AUTOMOBILES — 1.7%
Brilliance China Automotive Holdings, Ltd. (a)(b)	3,458,000	3,004,689
BYD Co., Ltd. (a)(b)	764,500	1,440,918
Dongfeng Motor Group Co., Ltd. (a)	3,714,300	5,698,211
Great Wall Motor Co., Ltd. (a)	806,500	1,599,099
Guangzhou Automobile Group Co., Ltd. (a)(b)	2,514,637	2,087,737

		13,830,654

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd. (a)	500,000	2,839,426

CHEMICALS — 0.8%
China Bluechemical, Ltd.	3,296,000	1,869,625
China Lumena New Materials Corp. (a)	4,234,000	704,134
Dongyue Group (a)	4,000	1,851
Fufeng Group, Ltd.	1,002,000	375,903
Sinopec Shanghai Petrochemical Co., Ltd. (a)	5,250,000	1,529,616
Yingde Gases (a)	1,625,000	1,479,015

		5,960,144

COMMERCIAL BANKS — 19.9%
Agricultural Bank of China, Ltd. (a)	27,274,000	10,864,805
Bank of China, Ltd.	74,592,700	28,272,113
Bank of Communications Co., Ltd. (a)	7,794,824	5,215,408
China Citic Bank Corp., Ltd. (a)	9,400,471	4,786,977
China Construction Bank Corp.	83,681,623	57,069,014
China Merchants Bank Co., Ltd. (a)	5,454,260	10,167,606
China Minsheng Banking Corp., Ltd. (a)	4,214,500	3,732,651
Chongqing Rural Commercial Bank Co., Ltd. (a)	1,253,000	502,373
Industrial & Commercial Bank of China (a)	66,907,789	37,003,992

		157,614,939

COMMUNICATIONS EQUIPMENT — 0.7%
AAC Acoustic Technology Holdings, Inc. (a)	988,876	2,842,898
China All Access Holdings, Ltd. (a)	3,466,000	723,866
ZTE Corp. (a)	884,398	1,703,386

		5,270,150

COMPUTERS & PERIPHERALS — 0.8%
Lenovo Group, Ltd. (a)	6,934,000	5,846,234
TPV Technology, Ltd. (a)	1,856,000	373,265

		6,219,499

CONSTRUCTION & ENGINEERING — 1.7%
China Communications Construction Co., Ltd. (a)	6,311,394	5,508,439
China Railway Construction Corp. (a)	3,826,000	3,161,678
China Railway Group, Ltd.	7,279,000	3,021,636
Metallurgical Corp. of China, Ltd. (a)(b)	6,665,000	1,417,747

		13,109,500

CONSTRUCTION MATERIALS — 1.2%
Anhui Conch Cement Co., Ltd. (a)	1,608,000	4,342,949
BBMG Corp. (a)	832,000	575,986
China National Building Material Co., Ltd. (a)	3,460,000	3,697,816
China Shanshui Cement Group, Ltd.	1,893,000	1,281,222

		9,897,973

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (a)(b)	159,624	3,910,788

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,213,000	852,260

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
China Communications Services Corp., Ltd. (a)(b)	2,021,600	995,573
China Telecom Corp., Ltd.	18,248,000	7,927,930
China Unicom (Hong Kong), Ltd. (a)	5,950,492	7,487,163

		16,410,666

ELECTRICAL EQUIPMENT — 0.6%
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,391,000	430,381
Dongfang Electric Corp., Ltd. (a)	248,800	502,934
Harbin Electric Co., Ltd.	518,000	416,037
Shanghai Electric Group Co., Ltd. (a)	5,768,000	2,327,471
Zhuzhou CSR Times Electric Co., Ltd. (a)	509,000	1,374,727

		5,051,550

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Catic Shenzhen Holdings, Ltd.	2,250,000	841,192
Digital China Holdings, Ltd. (a)	1,011,000	1,762,148
Kingboard Chemical Holdings, Ltd.	698,000	1,342,576

		3,945,916

ENERGY EQUIPMENT & SERVICES — 0.3%
China Oilfield Services, Ltd.	1,725,900	2,465,301

FOOD & STAPLES RETAILING — 0.9%
China Resources Enterprise, Ltd.	1,980,000	5,858,177
Lianhua Supermarket Holdings Co., Ltd. (a)	650,000	620,097
Wumart Stores, Inc. (a)(b)	513,000	1,036,998

		7,515,272

FOOD PRODUCTS — 3.6%
Asian Citrus Holdings, Ltd. (a)	1,505,833	844,463

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

China Agri-Industries Holdings, Ltd. (a)	1,724,000	$940,139
China Mengniu Dairy Co., Ltd. (a)	2,104,000	5,519,818
China Milk Products Group, Ltd. (b)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	1,431,000	333,913
China Yurun Food Group, Ltd. (a)	1,516,000	1,319,221
CP Pokphand Co. (a)	4,528,000	554,555
Global Bio-Chem Technology Group Co., Ltd. (a)	14,000	2,003
People’s Food Holdings, Ltd. (a)(b)	1,221,000	481,923
Shenguan Holdings Group, Ltd.	2,004,000	1,144,501
Tingyi Cayman Islands Holding Corp. (a)	2,740,000	7,001,141
Want Want China Holdings, Ltd. (a)	8,820,000	10,802,065

		28,943,742

GAS UTILITIES — 0.4%
China Resources Gas Group, Ltd. (a)	1,728,000	2,971,763

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Mindray Medical International, Ltd. ADR (a)	108,501	3,286,495
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	2,000,000	2,201,925

		5,488,420

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Shanghai Pharmaceuticals Holding Co., Ltd.	841,000	1,048,424
Sinopharm Group Co. (a)	803,600	2,206,654

		3,255,078

HOTELS, RESTAURANTS & LEISURE — 0.7%
China Travel International Investment Hong Kong, Ltd.	5,252,000	968,223
Ctrip.com International, Ltd. ADR (a)(b)	180,087	3,018,258
Home Inns & Hotels Management, Inc. ADR (a)(b)	33,525	759,676
Shanghai Jin Jiang International Hotels Group Co., Ltd. (a)	7,024,000	932,688

		5,678,845

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (a)	3,961,000	745,542

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.9%
China Longyuan Power Group Corp. (a)	2,455,000	1,598,297
China Resources Power Holdings Co., Ltd.	2,474,000	5,071,208
Datang International Power Generation Co., Ltd. (a)	7,022,000	2,752,004
Huaneng Power International, Inc. (a)	6,926,000	5,196,609
Huaneng Renewables Corp., Ltd. (b)	1,412,000	231,182

		14,849,300

INDUSTRIAL CONGLOMERATES — 1.4%
Beijing Enterprises Holdings, Ltd.	804,000	4,819,740
Citic Pacific, Ltd. (a)	2,261,000	3,410,366
Shanghai Industrial Holdings, Ltd.	1,111,000	2,921,856

		11,151,962

INSURANCE — 6.0%
China Life Insurance Co., Ltd.	8,935,000	22,991,627
China Pacific Insurance Group Co., Ltd.	1,229,400	3,946,455
China Taiping Insurance Holdings Co., Ltd. (a)(b)	1,161,200	1,877,237
PICC Property & Casualty Co., Ltd.	2,962,759	3,311,540
Ping An Insurance Group Co. of China, Ltd. (a)	1,922,800	15,294,451

		47,421,310

INTERNET SOFTWARE & SERVICES — 10.4%
Baidu, Inc. ADR (b)	319,190	36,700,466
Netease.com ADR (b)	104,357	6,141,410
Sina Corp. (a)(b)	69,047	3,577,325
Sohu.com, Inc. (a)(b)	49,293	2,200,440
Tencent Holdings, Ltd.	1,154,400	33,634,065

		82,253,706

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	2,788,000	1,437,697

MACHINERY — 1.1%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (a)(b)	1,226,000	1,547,347
China National Materials Co., Ltd. (a)	1,482,000	454,716
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)	2,613,500	603,101
CSR Corp., Ltd. (a)	6,000	4,633
Lonking Holdings, Ltd. (a)	3,160,000	749,583
Weichai Power Co., Ltd. (a)(b)	616,600	2,428,451
Yangzijiang Shipbuilding Holdings, Ltd. (a)	3,262,000	2,574,992

		8,362,823

MARINE — 0.6%
China COSCO Holdings Co., Ltd. (a)(b)	4,316,675	1,903,225
China Shipping Container Lines Co., Ltd. (a)(b)	8,552,500	2,039,761
China Shipping Development Co., Ltd. (a)	2,529,800	1,174,095

		5,117,081

MEDIA — 0.3%
Focus Media Holding, Ltd. ADR (a)	116,359	2,732,109

METALS & MINING — 1.8%
Aluminum Corp. of China, Ltd. (a)(b)	6,540,000	2,782,315
Angang Steel Co., Ltd. (a)(b)	2,003,720	1,090,094
China Molybdenum Co., Ltd. (a)(b)	1,898,000	687,570
Hidili Industry International Development, Ltd. (a)	7,000	1,931
Jiangxi Copper Co., Ltd. (a)	1,979,000	4,321,891
Maanshan Iron & Steel (a)(b)	4,062,000	921,653
Zhaojin Mining Industry Co., Ltd.	1,254,000	1,632,802
Zijin Mining Group Co., Ltd. (a)	9,376,750	3,142,971

		14,581,227

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 0.7%
Golden Eagle Retail Group, Ltd. (a)	1,253,000	$2,542,555
Intime Department Store Group Co., Ltd. (a)	952,000	932,750
Parkson Retail Group, Ltd. (a)	2,026,500	1,792,195

		5,267,500

OIL, GAS & CONSUMABLE FUELS — 14.6%
China Coal Energy Co., Ltd (a)	5,442,013	4,447,986
China Petroleum & Chemical Corp.	20,346,500	18,046,491
China Shenhua Energy Co., Ltd.	4,229,200	14,748,237
CNOOC, Ltd.	18,744,600	37,214,441
Kunlun Energy Co., Ltd.	2,721,400	4,329,344
MIE Holdings Corp. (a)	1,552,000	372,151
PetroChina Co., Ltd.	25,323,200	32,483,010
United Energy Group, Ltd. (b)	3,262,000	487,817
Yanzhou Coal Mining Co., Ltd. (a)(b)	2,471,900	3,817,705

		115,947,182

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (a)	3,161,000	1,259,208
Nine Dragons Paper Holdings, Ltd.	2,279,000	1,266,299

		2,525,507

PHARMACEUTICALS — 0.5%
China Shineway Pharmaceutical Group, Ltd. (a)	367,000	527,067
Shandong Luoxin Pharmacy Stock Co., Ltd.	232,000	161,808
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	2,364,000	853,336
Sino Biopharmaceutical	3,080,000	1,107,821
The United Laboratories International Holdings, Ltd. (a)	449,500	186,016
WuXi PharmaTech Cayman, Inc. ADR (a)(b)	87,335	1,233,170

		4,069,218

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.6%
Agile Property Holdings, Ltd. (a)	2,468,000	3,159,432
China Overseas Land & Investment, Ltd. (a)	4,983,680	11,551,927
China Resources Land, Ltd. (a)	2,474,000	5,039,314
China South City Holdings, Ltd.	8,796,000	1,281,381
Country Garden Holdings Co. (a)(b)	9,153,911	3,575,723
E-House China Holdings, Ltd.	433	2,382
Evergrande Real Estate Group, Ltd. (a)	4,685,000	2,373,650
Guangzhou R&F Properties Co., Ltd. (a)	2,020,800	2,652,075
Longfor Properties Co., Ltd. (a)	811,500	1,261,684
Poly Hong Kong Investments, Ltd. (a)(b)	1,634,000	874,208
Renhe Commercial Holdings Co., Ltd. (a)	13,366,000	542,783
Shimao Property Holdings, Ltd. (a)	2,345,000	3,579,391
Sino-Ocean Land Holdings, Ltd. (a)	5,715,859	2,822,246
Soho China, Ltd. (a)	1,301,000	989,564
Yanlord Land Group, Ltd. (a)(b)	2,014,000	1,947,545
Yuexiu Property Co., Ltd.	7,868,000	1,906,939
Yuzhou Properties Co.	2,983,200	630,726

		44,190,970

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd. (a)	3,740,000	1,113,777

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Semiconductor Manufacturing International Corp. (b)	28,495,000	936,750
Suntech Power Holdings Co., Ltd. ADR (a)(b)	199,765	375,558

		1,312,308

SOFTWARE — 0.1%
AsiaInfo-Linkage, Inc. (a)(b)	98,036	1,155,844

SPECIALTY RETAIL — 0.3%
Hengdeli Holdings, Ltd. (a)	4,511,360	1,419,097
Zhongsheng Group Holdings, Ltd. (a)	741,000	893,191

		2,312,288

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Anta Sports Products, Ltd. (a)	740,000	446,470
Bosideng International Holdings, Ltd.	4,344,000	1,114,442
China Dongxiang Group Co. (a)	6,162,000	556,076
Costin New Materials Group, Ltd.	1,233,000	524,556
Li Ning Co., Ltd. (a)	1,272,000	711,691
Ports Design, Ltd. (a)	683,000	708,812

		4,062,047

TRANSPORTATION INFRASTRUCTURE — 3.5%
Anhui Expressway Co., Ltd. (a)	2,498,000	1,101,370
Beijing Capital International Airport Co., Ltd. (a)	3,694,000	2,238,254
China Merchants Holdings International Co., Ltd.	1,731,554	5,234,720
COSCO Pacific, Ltd.	2,266,083	3,067,466
Jiangsu Expressway Co., Ltd. (a)	12,926,000	12,064,722
Shenzhen Expressway Co., Ltd.	3,524,000	1,281,149
Zhejiang Expressway Co., Ltd.	4,028,000	2,653,536

		27,641,217

WATER UTILITIES — 0.4%
Guangdong Investment, Ltd. (a)	4,692,000	3,375,257

WIRELESS TELECOMMUNICATION SERVICES — 8.5%
China Mobile, Ltd.	6,146,400	67,154,502

TOTAL COMMON STOCKS —
(Cost $894,989,328)		779,432,613

SHORT TERM INVESTMENTS — 17.0%
UNITED STATES — 17.0%
MONEY MARKET FUNDS — 17.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	134,850,268	134,850,268

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.20% (e)(f)	100	$100

TOTAL SHORT TERM INVESTMENTS —
(Cost $134,850,368)		134,850,368

TOTAL INVESTMENTS — 115.3% (g)
(Cost $1,029,839,696)		914,282,981
OTHER ASSETS & LIABILITIES — (15.3)%		(121,616,401)

NET ASSETS — 100.0%		$792,666,580

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
JUNE 30, 2012*

PERCENT OF
COUNTRY	NET ASSETS

China	72.2%
Hong Kong	26.1
United States Short Term Investments	17.0
Other Assets And Liabilities	(15.3)

Total	100.0%

*	The Fund’s geographical breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.7%
BRAZIL — 13.8%
All America Latina Logistica SA	11,818	$49,650
Banco Bradesco SA Preference Shares ADR (a)	140,283	2,086,008
Banco do Brasil SA	38,419	371,732
Banco Santander Brasil SA	15,039	114,742
BM&FBOVESPA SA	90,373	458,928
BR Malls Participacoes SA	33,275	379,165
Bradespar SA Preference Shares	23,522	383,866
Brasil Brokers Participacoes SA	9,129	29,534
Braskem SA Preference Shares ADR (a)	9,715	129,307
BRF — Brasil Foods SA ADR (a)	26,550	403,294
Centrais Eletricas Brasileiras SA ADR	31,110	218,703
Cia Hering	2,297	43,358
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	12,299	491,837
Companhia de Bebidas das Americas Preference Shares ADR (a)	80,440	3,083,265
Companhia de Saneamento Basico do Estado de Sao Paulo	12,345	470,938
Companhia Energetica de Minas Gerais ADR	47,035	866,385
Companhia Siderurgica Nacional SA ADR (a)	79,566	451,139
Cosan SA Industria e Comercio	9,302	142,817
Cyrela Brazil Realty SA	26,209	192,174
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,461	29,262
Diagnosticos da America SA	10,727	70,204
Duratex SA	15,910	83,789
Empresa Brasileira de Aeronautica SA	40,026	264,930
Fibria Celulose SA ADR (a)(b)	15,306	114,642
Gafisa SA (b)	6,352	8,276
Gerdau SA ADR	59,252	519,047
Hypermarcas SA (b)	2,428	14,278
Investimentos Itau SA	47,945	271,976
Investimentos Itau SA Preference Shares	251,331	1,058,393
Itau Unibanco Holding SA Preference Shares ADR	169,826	2,363,978
LLX Logistica SA (b)	4,506	4,934
Lojas Americanas SA Preference Shares	30,012	197,012
Lojas Renner SA	16,955	473,341
Metalurgica Gerdau SA Preference Shares	29,210	320,399
MMX Mineracao e Metalicos SA (b)	10,939	31,704
MRV Engenharia e Participacoes SA	5,083	23,420
Natura Cosmeticos SA	14,320	333,444
OGX Petroleo e Gas Participacoes SA (b)	51,325	139,854
Oi SA ADR (c)	5,758	26,775
Oi SA ADR (a)(c)	10,153	125,288
PDG Realty SA Empreendimentos e Participacoes	33,732	58,659
Petroleo Brasileiro SA ADR	78,287	1,469,447
Petroleo Brasileiro SA Preference Shares ADR	107,708	1,953,823
Redecard SA	4,392	71,479
Souza Cruz SA	47,276	690,479
Telefonica Brasil SA ADR	11,194	276,940
Telefonica Brasil SA Preference Shares	26,449	654,919
Tim Participacoes SA ADR (a)	12,322	338,362
Tractebel Energia SA ADR (a)	12,484	228,207
Usinas Siderurgicas de Minas Gerais SA ADR	46,559	147,625
Vale SA ADR	98,876	1,962,689
Vale SA Preference Shares ADR	149,914	2,924,822
Weg SA	23,247	224,471

		27,843,710

CHILE — 2.3%
Antarchile SA	16,658	258,608
Cementos Bio-Bio SA (b)	78,209	114,441
Compania General de Electricidad SA	40,018	180,929
Cuprum AFP	5,514	287,611
Empresa Nacional de Electricidad SA ADR	9,162	467,537
Empresas COPEC SA	38,356	564,680
Enersis SA ADR	22,384	418,581
Lan Airlines SA ADR (a)	21,405	558,670
Parque Arauco SA	214,483	380,032
SACI Falabella	116,255	1,058,862
Vina Concha y Toro SA ADR (a)	6,013	240,039
Vina San Pedro SA	26,836,878	159,750

		4,689,740

CHINA — 13.9%
AAC Acoustic Technology Holdings, Inc.	136,000	390,983
Agricultural Bank of China, Ltd. (a)	502,000	199,976
Air China, Ltd.	204,000	119,399
Aluminum Corp. of China, Ltd. (a)(b)	340,000	144,646
Angang Steel Co., Ltd. (a)(b)	70,640	38,431
Anhui Conch Cement Co., Ltd. (a)	204,000	550,971
Baidu, Inc. ADR (b)	21,206	2,438,266
Bank of China, Ltd.	2,705,900	1,025,590
Bank of Communications Co., Ltd. (a)	543,864	363,892
Brilliance China Automotive Holdings, Ltd. (a)(b)	150,000	130,336
BYD Co., Ltd. (a)(b)	6,000	11,309
China Citic Bank Corp., Ltd. (a)	380,000	193,506
China Coal Energy Co., Ltd (a)	340,000	277,896
China Communications Construction Co., Ltd. (a)	311,000	271,434
China Construction Bank Corp.	3,433,280	2,341,421
China COSCO Holdings Co., Ltd. (a)(b)	242,425	106,885
China Life Insurance Co., Ltd. (a)	582,000	1,497,608
China Merchants Bank Co., Ltd. (a)	290,645	541,808
China National Building Material Co., Ltd. (a)	60,000	64,124
China Oilfield Services, Ltd.	272,000	388,529
China Petroleum & Chemical Corp.	1,334,000	1,183,202
China Railway Construction Corp. (a)	170,000	140,482
China Railway Group, Ltd.	306,000	127,026
China Shenhua Energy Co., Ltd.	272,000	948,529
China Shipping Container Lines Co., Ltd. (a)(b)	548,350	130,781

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

China Shipping Development Co., Ltd. (a)	136,000	$63,118
China Telecom Corp., Ltd.	1,226,000	532,642
China Wireless Technologies, Ltd.	88,000	14,521
Chongqing Machinery & Electric Co., Ltd.	50,000	6,704
Ctrip.com International, Ltd. ADR (a)(b)	13,824	231,690
Datang International Power Generation Co., Ltd. (a)	408,000	159,900
Dongfang Electric Corp., Ltd. (a)	13,600	27,492
Dongfeng Motor Group Co., Ltd. (a)	340,000	521,604
First Tractor Co., Ltd. (b)	16,000	12,789
Focus Media Holding, Ltd. ADR (a)	7,711	181,054
Great Wall Motor Co., Ltd. (a)	54,250	107,565
Guangshen Railway Co., Ltd. (a)	272,000	81,002
Guangzhou Automobile Group Co., Ltd. (b)	156,636	130,045
Guangzhou R&F Properties Co., Ltd. (a)	122,400	160,636
Harbin Electric Co., Ltd.	68,000	54,615
Huadian Power International Co. (b)	408,000	123,081
Huaneng Power International, Inc. (a)	340,000	255,104
Industrial & Commercial Bank of China (a)	3,242,590	1,793,345
Jiangsu Expressway Co., Ltd. (a)	206,000	192,274
Jiangxi Copper Co., Ltd. (a)	70,000	152,871
Lenovo Group, Ltd. (a)	476,000	401,328
Maanshan Iron & Steel (a)(b)	204,000	46,287
Netease.com ADR (b)	8,154	479,863
Nine Dragons Paper Holdings, Ltd.	102,000	56,675
Parkson Retail Group, Ltd.	84,634	74,849
PetroChina Co., Ltd.	1,496,000	1,918,975
PICC Property & Casualty Co., Ltd.	291,200	325,481
Ping An Insurance Group Co. of China, Ltd. (a)	96,000	763,609
Semiconductor Manufacturing International Corp. (b)	1,152,000	37,871
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	96,000	105,692
Shanghai Electric Group Co., Ltd. (a)	340,000	137,195
Shenzhen Expressway Co., Ltd.	272,000	98,886
Sina Corp. (a)(b)	3,920	203,095
Sinopec Shanghai Petrochemical Co., Ltd. (a)	272,000	79,249
Suntech Power Holdings Co., Ltd. ADR (a)(b)	6,639	12,481
Tencent Holdings, Ltd.	101,700	2,963,084
Tingyi Cayman Islands Holding Corp. (a)	204,000	521,253
Travelsky Technology, Ltd.	247,000	127,371
Want Want China Holdings, Ltd.	376,000	460,496
Weiqiao Textile Co. (a)	85,500	31,524
Yanzhou Coal Mining Co., Ltd. (a)(b)	204,000	315,066
Zhejiang Expressway Co., Ltd. (a)	272,000	179,186
Zhuzhou CSR Times Electric Co., Ltd. (a)	24,000	64,820
Zijin Mining Group Co., Ltd. (a)	411,000	137,762
ZTE Corp. (a)	89,273	171,943

		28,143,123

COLOMBIA — 0.1%
BanColombia SA ADR	3,907	241,609

CZECH REPUBLIC — 0.5%
CEZ AS (a)	14,256	493,802
Komercni Banka AS	1,500	260,942
Telefonica O2 Czech Republic AS	10,022	191,779
Unipetrol (b)	10,158	86,310

		1,032,833

EGYPT — 0.5%
Commercial International Bank Egypt SAE	87,374	374,388
Egyptian Financial Group-Hermes Holding (b)	34,089	57,110
Egyptian Kuwait Holding Co.	39,770	46,133
Orascom Construction Industries	10,982	450,573
Orascom Telecom Holding SAE (b)	46,879	23,523
Orascom Telecom Holding SAE GDR (b)	18,900	47,250
Orascom Telecom Holding SAE GDR (b)	10,247	25,617
Orascom Telecom Holding SAE GDR (b)(d)	980	2,450
Orascom Telecom Media & Technology Holding SAE	980	1,176
Orascom Telecom Media & Technology Holding SAE (b)	43,532	10,634
Orascom Telecom Media & Technology Holding SAE GDR (b)	21,404	25,685

		1,064,539

HONG KONG — 5.6%
Agile Property Holdings, Ltd. (a)	204,000	261,152
Beijing Capital International Airport Co., Ltd. (a)	204,000	123,607
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	0
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	47,000	14,542
China Lilang, Ltd.	28,000	19,095
China Mengniu Dairy Co., Ltd. (a)	102,000	267,596
China Merchants Holdings International Co., Ltd.	72,992	220,665
China Mobile, Ltd.	369,500	4,037,093
China National Materials Co., Ltd. (a)	61,000	18,716
China Overseas Land & Investment, Ltd. (a)	275,200	637,900
China Power International Development, Ltd. (a)	340,000	88,979
China Resources Enterprise, Ltd.	68,000	201,190
China Resources Land, Ltd. (a)	136,000	277,020
China Resources Power Holdings Co., Ltd.	141,600	290,252
China Travel International Investment Hong Kong, Ltd.	340,000	62,680
China Unicom (Hong Kong), Ltd. (a)	277,668	349,374
China Yurun Food Group, Ltd. (a)	12,000	10,442
Citic Pacific, Ltd. (a)	68,000	102,567
CNOOC, Ltd.	1,117,000	2,217,627
Comba Telecom Systems Holdings, Ltd. (a)	36,780	15,268
COSCO Pacific, Ltd.	136,691	185,031

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Digital China Holdings, Ltd. (a)	36,000	$62,747
Guangdong Investment, Ltd. (a)	274,000	197,106
Hengdeli Holdings, Ltd. (a)	816,000	256,682
Ju Teng International Holdings, Ltd.	44,000	12,423
Kingboard Chemical Holdings, Ltd.	54,450	104,732
Kingboard Laminates Holdings, Ltd.	44,500	16,293
Kunlun Energy Co., Ltd.	340,000	540,890
KWG Property Holding, Ltd. (a)	62,000	38,926
Li Ning Co., Ltd. (a)	68,000	38,046
Real Nutriceutical Group, Ltd. (a)	24,000	5,260
Shimao Property Holdings, Ltd. (a)	102,000	155,692
Sino Biopharmaceutical	124,000	44,601
Sino-Ocean Land Holdings, Ltd. (a)	240,066	118,534
Sinotrans, Ltd.	340,000	55,229
Tianneng Power International, Ltd.	42,000	22,091
TPV Technology, Ltd.	72,000	14,480
VODone, Ltd. (a)	120,200	9,763
Wasion Group Holdings, Ltd.	18,000	7,031
Yuexiu Property Co., Ltd.	476,000	115,366
Yuexiu Transport Infrasctructre, Ltd.	25,258	12,406

		11,229,094

HUNGARY — 0.5%
FHB Mortgage Bank NyRt (a)(b)	23,215	52,581
MOL Hungarian Oil and Gas NyRt (a)	4,764	344,861
OTP Bank NyRt	19,267	305,469
Richter Gedeon NyRt	1,646	271,930
Tiszai Vegyi Kominat NyRt (b)	2,396	19,685

		994,526

INDIA — 7.4%
Adani Enterprises, Ltd.	920	3,665
Ambuja Cements, Ltd.	13,957	43,507
Ambuja Cements, Ltd. GDR	17,217	53,872
Amtek Auto, Ltd.	7,511	14,300
Anant Raj Industries, Ltd.	51,652	44,404
Apollo Hospitals Enterprise, Ltd.	4,618	51,056
Ashok Leyland, Ltd. (b)	27,733	12,368
Aurobindo Pharma, Ltd.	7,516	14,807
Axis Bank, Ltd.	5,730	104,240
Bajaj Holdings and Investment, Ltd. (b)	2,795	37,174
BF Investment, Ltd. (b)	9,253	7,341
BF Utilities, Ltd. (b)	11,862	89,780
Bharat Heavy Electricals, Ltd.	59,956	249,606
Bharti Airtel, Ltd.	117,273	640,712
Biocon, Ltd.	2,080	8,855
Cipla, Ltd.	40,921	231,997
Core Education & Technologies, Ltd.	8,779	46,784
Coromandel International, Ltd.	3,007	13,908
Dish TV India, Ltd. (b)	10,742	12,255
Dr. Reddy’s Laboratories, Ltd. ADR	12,686	376,520
Era Infra Engineering, Ltd.	3,119	8,080
Fortis Healthcare, Ltd. (b)	4,042	7,341
GAIL India, Ltd.	45,028	283,950
Gammon India, Ltd.	2,773	2,205
Godrej Industries, Ltd.	21,994	95,248
Grasim Industries, Ltd. GDR (c)	180	8,514
Grasim Industries, Ltd. GDR (c)	803	38,243
GTL, Ltd. (b)	1,963	1,188
Gujarat NRE Coke, Ltd.	12,822	4,294
Havells India, Ltd.	1,386	14,477
HCL Technologies, Ltd.	11,512	98,234
HDFC Bank, Ltd.	86,018	868,191
Hero Motocorp, Ltd.	13,099	504,253
Hindalco Industries, Ltd.	41,707	89,562
Hindustan Construction Co. (b)	14,093	5,162
Hindustan Unilever, Ltd.	103,967	846,297
Housing Development & Infrastructure, Ltd. (b)	11,908	18,544
Housing Development Finance Corp., Ltd.	88,970	1,040,838
ICICI Bank, Ltd. ADR	19,696	638,347
India Infoline, Ltd.	161,123	177,182
Indiabulls Real Estate, Ltd.	17,102	18,699
Indian Hotels Co., Ltd.	56,283	62,245
Infosys Technologies, Ltd. ADR (a)	34,289	1,545,062
Infrastructure Development Finance Co., Ltd.	5,083	12,395
IRB Infrastructure Developers, Ltd.	3,694	8,415
ITC, Ltd.	6,406	29,704
ITC, Ltd. GDR (c)(d)	47,189	218,811
ITC, Ltd. GDR (a)(b)(c)	4,694	21,869
IVRCL Infrastructures & Projects, Ltd.	14,446	13,674
Jai Corp., Ltd.	51,404	51,556
Jain Irrigation Systems, Ltd. (c)	9,823	14,629
Jain Irrigation Systems, Ltd. (b)(c)	331	232
Jaiprakash Associates, Ltd.	52,802	69,507
Jet Airways India, Ltd. (b)	920	6,317
Jindal Steel & Power, Ltd.	4,850	40,856
JSW Steel, Ltd.	1,040	12,660
Lanco Infratech, Ltd. (b)	29,461	7,888
Larsen & Toubro, Ltd. GDR (a)	14,039	357,012
Mahindra & Mahindra, Ltd. GDR	24,054	291,053
Maruti Suzuki India, Ltd.	9,881	207,008
Mercator Lines, Ltd. (b)	136,409	53,137
Monnet Ispat, Ltd.	5,186	35,578
MRF, Ltd.	122	21,921
Nagarjuna Construction Co., Ltd.	9,708	7,894
Oil & Natural Gas Corp., Ltd.	117,167	597,744
OnMobile Global, Ltd. (b)	3,007	1,640
Opto Circuits India, Ltd.	4,651	12,849
Punj Lloyd, Ltd.	10,507	9,193
Rajesh Exports, Ltd.	6,352	15,199
REI Agro, Ltd.	35,698	5,978
Reliance Capital, Ltd.	5,183	33,274
Reliance Communications, Ltd.	63,745	72,496
Reliance Industries, Ltd. GDR	54,355	1,440,407
Reliance Infrastructure, Ltd.	15,233	152,303
Reliance MediaWorks, Ltd. (b)	47,101	47,831
Rolta India, Ltd.	4,850	6,966
Satyam Computer Services, Ltd. (b)	37,086	52,173
Sesa Goa, Ltd.	21,370	73,351
Siemens India, Ltd.	13,880	182,440
Sintex Industries, Ltd.	10,630	11,709
State Bank of India GDR	3,181	246,527
Sun TV Network, Ltd.	4,618	24,961
Suzlon Energy, Ltd. (b)	283,532	94,451
Tata Consultancy Services, Ltd.	28,236	646,012
Tata Motors, Ltd. ADR	16,435	360,913
Tata Power Co., Ltd.	130,547	244,798

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Tata Steel, Ltd.	22,079	$174,564
Ultratech Cement, Ltd. GDR	544	14,775
Unitech, Ltd. (b)	96,621	38,157
United Breweries Holdings, Ltd.	7,624	8,780
United Breweries, Ltd.	3,237	31,570
United Spirits, Ltd.	2,080	25,568
Wipro, Ltd. ADR (a)	34,424	316,012
Zee Entertainment Enterprises, Ltd.	25,421	66,836

		14,924,900

INDONESIA — 3.1%
Astra International Tbk PT	2,050,000	1,495,076
Bank Central Asia Tbk PT	1,214,000	943,540
Bank Danamon Indonesia Tbk PT	291,218	186,032
Bank Mandiri Tbk PT	730,449	559,940
Bank Rakyat Indonesia Persero Tbk PT	1,107,000	748,411
Barito Pacific Tbk PT (b)	576,000	30,663
Bumi Resources Tbk PT	1,044,500	123,438
Indofood Sukses Makmur Tbk PT	763,000	393,990
Indosat Tbk PT	153,000	70,452
Kalbe Farma Tbk PT	842,000	338,414
Medco Energi Internasional Tbk PT	400,500	76,753
Perusahaan Gas Negara Tbk PT	876,000	328,762
Telekomunikasi Indonesia Tbk PT	442,500	383,963
United Tractors Tbk PT	253,318	575,815

		6,255,249

JORDAN — 0.1%
Arab Bank PLC	14,055	142,098

MALAYSIA — 3.8%
Aeon Co. M Bhd	243,800	699,423
Alliance Financial Group Bhd	263,500	345,193
Berjaya Sports Toto Bhd	128,700	174,275
Bintulu Port Holdings Bhd	110,494	243,570
Bursa Malaysia Bhd	54,093	105,273
Carlsberg Brewery Malay Bhd	391,997	1,486,268
Dialog Group Bhd	669,309	495,316
Digi.Com Bhd	340,700	455,983
Genting Bhd	205,800	611,146
Genting Malaysia Bhd	27,200	30,836
IGB Corp. Bhd	280,053	237,236
IOI Corp. Bhd	325,060	531,274
KFC Holdings Bhd	562,032	674,332
KNM Group Bhd (b)	165,212	36,679
Malaysian Airline System Bhd (b)	304,500	104,521
Malaysian Resources Corp. Bhd	371,200	204,566
Multi-Purpose Holdings Bhd	196,360	204,059
Naim Holdings Bhd	166,287	90,593
OSK Holdings Bhd	324,906	143,243
OSK Ventures International Bhd (b)	36,700	4,507
SP Setia Bhd	51,800	61,008
TA Enterprise Bhd	335,000	59,605
TA Global Bhd	135,240	11,925
TA Global Bhd Preference Shares	129,726	10,009
Tebrau Teguh Bhd (b)	23,800	5,621
UEM Land Holdings Bhd (b)	530,888	347,740
Unisem M Bhd	20,800	8,908
WCT Bhd	307,800	232,631

		7,615,740

MEXICO — 6.5%
Alfa SAB de CV (a)	36,340	577,206
America Movil SAB de CV (a)	2,829,627	3,665,096
Axtel SAB de CV (b)	111,304	24,705
Cemex SAB de CV (a)(b)	665,428	444,580
Coca-Cola Femsa SAB de CV (a)	44,468	577,830
Consorcio ARA SAB de CV (a)(b)	110,591	36,573
Corporacion GEO SAB de CV (a)(b)	46,961	52,747
Desarrolladora Homex SAB de CV (b)	20,646	52,623
Empresas ICA SAB de CV (b)	45,340	79,124
Fomento Economico Mexicano SAB de CV	152,336	1,350,565
Grupo Aeroportuario del Sureste SAB de CV	43,817	340,330
Grupo Bimbo SAB de CV (a)	217,239	529,914
Grupo Elektra SA de CV (a)	6,455	259,663
Grupo Financiero Banorte SAB de CV (a)	106,494	548,496
Grupo Financiero Inbursa SA (a)	85,356	192,825
Grupo Mexico SAB de CV	318,052	937,865
Grupo Modelo SAB de CV	56,558	496,919
Grupo Televisa SA de CV (Series CPO) (a)	129,192	552,433
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	115,132	192,860
Industrias CH SAB, Series B (b)	29,586	131,602
Industrias Penoles SA de CV	10,261	439,050
Kimberly-Clark de Mexico SAB de CV	178,880	349,209
Sare Holding SAB de CV (Class B) (a)(b)	131,505	13,419
Telefonos de Mexico SA de CV (a)	66,448	50,086
TV Azteca SAB de CV (a)	254,422	169,414
Urbi Desarrollos Urbanos SA de CV (b)	49,550	47,314
Wal-Mart de Mexico SAB de CV (a)	391,488	1,042,440

		13,154,888

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	18,006	392,337
Banque Marocaine pour le Commerce et l’Industrie SA	1,587	151,968
Douja Promotion Groupe Addoha SA	10,939	84,051
Holcim Maroc SA	960	214,681

		843,037

PERU — 1.2%
Compania de Minas Buenaventura SA	18,342	681,501
Credicorp, Ltd.	6,626	834,147
Southern Copper Corp. (a)	17,414	548,715
Volcan Compania Minera SAA (Class B)	253,989	285,970

		2,350,333

PHILIPPINES — 0.9%
Ayala Land, Inc.	885,880	454,136
Bank of the Philippine Islands	282,938	500,942
BDO Unibank, Inc.	209,754	315,614
Filinvest Land, Inc.	4,069,000	123,610
Philippine Long Distance Telephone Co.	6,805	427,987

		1,822,289

POLAND — 1.1%
Asseco Poland SA	5,359	78,363

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Bank BPH SA (b)	1,140	$13,715
Bank Pekao SA	9,775	443,746
Bioton SA (b)	224,699	4,713
BRE Bank SA (b)	1,582	140,741
Cersanit SA (b)	21,646	16,410
Get Bank SA (b)	53,414	28,649
Getin Holding SA (b)	19,665	10,253
Globe Trade Centre SA (b)	11,996	22,897
Grupa Lotos SA (b)	7,307	61,087
KGHM Polska Miedz SA	10,474	455,077
Orbis SA (b)	5,008	60,745
Polimex- Mostostal SA	46,862	10,531
Polski Koncern Naftowy Orlen SA GDR (b)	14,203	318,421
Powszechna Kasa Oszczednosci Bank Polski SA	31,251	324,000
Telekomunikacja Polska SA	64,117	299,135

		2,288,483

RUSSIA — 8.8%
Evraz PLC	13,909	56,873
Gazprom OAO ADR (c)	483,737	4,561,640
Gazprom OAO ADR (c)	67,600	642,200
Integra Group Holdings GDR (b)	7,658	9,634
LSR Group GDR	5,020	21,531
LSR Group OJSC GDR	2,754	11,812
Lukoil OAO ADR (a)	58,500	3,261,375
Mechel OAO ADR (a)	18,225	117,551
MMC Norilsk Nickel OJSC ADR (a)	64,006	1,057,379
Mobile TeleSystems ADR	55,983	962,908
Mobile Telesystems OJSC	30,367	219,986
NovaTek OAO GDR	14,337	1,519,722
Novolipetsk Steel OJSC GDR	1,970	32,091
Novorossiysk Commercial Sea Trade Port PJSC GDR (b)	3,610	22,725
Pharmstandard GDR (a)(b)	4,050	57,712
Polymetal International PLC	7,112	101,397
Rosneft Oil Co. GDR	191,868	1,201,094
Rostelecom ADR (a)(b)	6,326	136,323
Sberbank of Russia ADR	37,829	409,310
Severstal GDR (a)	32,516	381,413
Sistema JSFC GDR	8,646	161,334
Surgutneftegas OJSC ADR	170,029	1,406,140
Tatneft ADR	19,809	664,592
TMK OAO GDR	2,954	35,448
Uralkali OJSC GDR	5,044	193,084
VimpelCom, Ltd. ADR	34,349	278,570
VTB Bank OJSC GDR (b)(d)	48,430	170,958
X5 Retail Group NV GDR (b)	2,409	54,805

		17,749,607

SOUTH AFRICA — 10.2%
ABSA Group, Ltd.	23,155	399,766
Adcock Ingram Holdings, Ltd. (a)	7,224	53,042
Adcorp Holdings, Ltd.	32,634	108,255
Afgri, Ltd.	171,859	121,878
African Bank Investments, Ltd. (a)	92,703	411,573
African Rainbow Minerals, Ltd.	11,375	230,908
Allied Electronics Corp., Ltd. Preference Shares	39,811	109,525
Anglo Platinum, Ltd. (a)	4,169	247,122
AngloGold Ashanti, Ltd.	17,194	586,553
Aquarius Platinum, Ltd. (a)	28,550	20,446
ArcelorMittal South Africa, Ltd.	13,352	85,547
Aspen Pharmacare Holdings, Ltd. (b)	37,167	571,922
Aveng, Ltd.	38,525	168,637
Avusa, Ltd.	6,677	19,390
Barloworld, Ltd.	16,486	163,278
Bidvest Group, Ltd.	24,170	537,866
Business Connexion Group, Ltd.	141,841	79,605
Cadiz Holdings	92,816	20,995
Coronation Fund Managers, Ltd.	132,578	448,546
Discovery Holdings, Ltd.	21,711	138,041
Eqstra Holdings, Ltd.	21,239	18,049
FirstRand, Ltd.	307,017	990,668
Gold Fields, Ltd.	51,482	653,715
Grindrod, Ltd.	64,845	107,038
Group Five, Ltd.	18,410	51,233
Harmony Gold Mining Co., Ltd.	15,512	145,096
Impala Platinum Holdings, Ltd. (a)	39,099	646,590
Imperial Holdings, Ltd.	12,720	267,511
Investec, Ltd.	14,051	82,483
Invicta Holdings, Ltd.	39,324	355,760
JD Group, Ltd. (a)	13,846	72,798
Kagiso Media, Ltd.	72,160	172,051
Kumba Iron Ore, Ltd. (a)	4,021	269,712
Lewis Group, Ltd. (a)	16,657	143,179
Massmart Holdings, Ltd. (a)	10,843	223,781
MMI Holdings, Ltd.	61,648	135,681
MTN Group, Ltd.	99,924	1,721,745
Murray & Roberts Holdings, Ltd. (b)	43,277	130,754
Naspers, Ltd.	28,875	1,535,775
Nedbank Group, Ltd.	26,584	565,225
Netcare, Ltd.	145,014	283,698
Northam Platinum, Ltd.	18,489	52,561
Pretoria Portland Cement Co., Ltd.	14,116	46,170
PSG Group, Ltd.	28,738	207,703
Reinet Investments SCA ADR (b)	11,594	21,406
Remgro, Ltd.	29,757	478,419
RMB Holdings, Ltd.	62,345	265,891
RMI Holdings	76,484	162,441
Sanlam, Ltd.	140,660	614,855
Sappi, Ltd. (a)(b)	19,579	65,714
Sasol, Ltd.	31,613	1,323,506
Shoprite Holdings, Ltd.	49,580	913,397
Standard Bank Group, Ltd.	60,443	816,943
Steinhoff International Holdings, Ltd. (a)(b)	120,489	363,154
Sun International, Ltd.	11,465	125,255
Super Group, Ltd. (b)	9,050	16,864
Telkom SA, Ltd. (a)	18,546	43,063
The Foschini Group, Ltd.	21,726	340,056
Tiger Brands, Ltd. (a)	13,541	405,626
Trans Hex Group, Ltd. (b)	1,382	532
Truworths International, Ltd.	43,032	471,018
Wilson Bayly Holmes-Ovcon, Ltd.	15,954	252,112
Woolworths Holdings, Ltd.	88,424	543,183

		20,625,306

TAIWAN — 11.6%
Acer, Inc.	173,758	179,078
Advanced Semiconductor Engineering, Inc.	416,716	340,930
Asustek Computer, Inc.	37,340	339,227

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

AU Optronics Corp. ADR (a)	76,316	$306,790
Catcher Technology Co., Ltd.	39,000	259,043
Cathay Financial Holding Co., Ltd. (b)	281,789	275,802
Chang Hwa Commercial Bank	410,990	215,912
Chimei Innolux Corp. (b)	144,874	59,627
China Development Financial Holding Corp.	826,945	194,803
China Steel Chemical Corp.	265,345	1,203,087
China Steel Corp.	513,701	481,299
Chinatrust Financial Holding Co., Ltd.	604,078	343,628
Chipbond Technology Corp.	22,000	29,409
Chunghwa Telecom Co., Ltd.	169,457	533,008
CMC Magnetics Corp. (b)	207,000	35,464
Compal Electronics, Inc.	349,774	320,104
Delta Electronics, Inc.	135,340	411,658
Elite Semiconductor Memory Technology, Inc. (b)	107,750	92,661
Epistar Corp.	37,850	82,957
Etron Technology, Inc.	12,445	4,156
Far Eastern New Century Corp.	347,700	366,490
Formosa Chemicals & Fibre Corp.	174,460	457,677
Formosa Epitaxy, Inc. (b)	20,000	14,857
Formosa Plastics Corp.	275,610	735,944
Foxconn Technology Co., Ltd.	79,097	284,522
Fubon Financial Holding Co., Ltd.	412,314	411,141
Giant Manufacturing Co., Ltd.	200,802	923,884
Grape King, Inc.	175,000	327,924
Hiwin Technologies Corp.	8,000	80,843
Hon Hai Precision Industry Co., Ltd.	403,398	1,206,752
Hotai Motor Co., Ltd.	102,000	658,725
HTC Corp.	61,198	797,612
Hua Nan Financial Holdings Co., Ltd.	428,922	236,097
Lite-On Technology Corp.	175,734	219,337
MediaTek, Inc.	43,329	395,811
Mega Financial Holding Co., Ltd.	328,640	240,281
Mosel Vitelic, Inc. (b)	6,827	726
Nan Ya Plastics Corp.	271,690	485,469
National Petroleum Co., Ltd.	378,000	400,957
Neo Solar Power Corp. (b)	12,768	9,955
Novatek Microelectronics Corp.	34,225	104,673
Pan Jit International, Inc.	13,000	5,220
Pegatron Corp.	61,686	80,294
Pou Chen Corp.	246,531	209,945
Powerchip Technology Corp. (b)	254,189	4,678
Powertech Technology, Inc.	73,285	141,494
Precision Silicon Corp.	33,909	16,906
ProMOS Technologies, Inc. (b)(e)	130,950	0
Quanta Computer, Inc.	237,664	631,438
Raydium Semiconductor Corp.	13,132	32,517
Shin Kong Financial Holding Co., Ltd. (b)	265,252	76,154
Siliconware Precision Industries Co.	172,578	180,172
SinoPac Financial Holdings Co., Ltd.	572,393	214,516
Solar Applied Materials Technology Corp.	168,416	227,109
Solartech Energy Corp.	8,993	8,667
Taishin Financial Holdings Co., Ltd.	518,100	197,636
Taiwan Cement Corp.	303,533	359,039
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	1,183,000	3,218,267
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	165,244	2,306,806
Taiwan Tea Corp.	107,913	52,720
Tatung Co., Ltd. (b)	175,885	37,431
Tripod Technology Corp.	73,320	206,086
Uni-President Enterprises Corp.	91,000	144,942
United Microelectronics Corp. ADR (a)	258,652	561,275
Unity Opto Technology Co., Ltd.	20,759	20,631
Visual Photonics Epitaxy Co., Ltd.	145,690	227,664
Wistron Corp.	146,053	178,382

		23,408,309

THAILAND — 2.4%
Advanced Info Service PCL (Foreign ownership limit)	124,415	722,751
Bangkok Expressway PCL	356,559	272,808
Banpu PCL	14,008	197,594
Electricity Generating PCL (Foreign ownership limit)	80,874	294,111
IRPC PCL	910,558	102,639
Kasikornbank PCL	5,200	26,524
Kasikornbank PCL (Foreign ownership limit)	53,000	275,346
PTT Exploration & Production PCL	110,898	586,614
PTT PCL	74,824	760,962
Siam Cement PCL (c)	26,000	258,690
Siam Cement PCL (c)	14,800	168,690
Siam Commercial Bank PCL (Foreign ownership limit)	117,702	544,779
Thai Oil PCL	111,995	201,880
Tisco Financial Group PCL	157,053	192,855
TMB Bank PCL	4,556,617	218,075

		4,824,318

TURKEY — 1.8%
Akbank TAS	103,154	377,553
Anadolu Efes Biracilik Ve Malt Sanayii AS	22,177	283,849
Dogan Sirketler Grubu Holdings AS (b)	149,266	66,021
Dogan Yayin Holding AS (b)	123,603	45,787
Eregli Demir ve Celik Fabrikalari TAS	134,662	149,649
Haci Omer Sabanci Holding AS	55,026	231,215
KOC Holding AS	82,578	315,026
Migros Ticaret AS (b)	868	8,590
Tupras-Turkiye Petrol Rafinerileri AS	12,502	267,500
Turkcell Iletisim Hizmetleri AS (b)	47,415	240,129
Turkiye Garanti Bankasi AS	221,413	869,150
Turkiye Is Bankasi	128,846	341,937
Ulker Biskuvi Sanayi AS	52,382	200,990
Yapi ve Kredi Bankasi AS (b)	82,890	170,024

		3,567,420

UNITED KINGDOM — 0.2%
British American Tobacco PLC	7,394	380,174

TOTAL COMMON STOCKS —
(Cost $213,006,090)		195,191,325

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

WARRANT — 0.0% (f)
MALAYSIA — 0.0% (f)
Dialog Group Bhd (expiring 11/30/16) (b) (Cost $0)	41,450	$7,767

SHORT TERM INVESTMENTS — 8.7%
UNITED STATES — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	16,485,308	16,485,308
State Street Institutional Liquid Reserves Fund 0.20% (h)(i)(j)	1,142,517	1,142,517

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,627,825)		17,627,825

TOTAL INVESTMENTS — 105.4%
(Cost $230,633,915)		212,826,917
OTHER ASSETS & LIABILITIES — (5.4)%		(10,971,797)

NET ASSETS — 100.0%		$201,855,120

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of June 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	Security, or a portion thereof, is designated on the Fund’s books of pledged as collateral for futures contracts.
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

At June 30, 2012, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	7/30/2012	233	$5,727,223	$5,904,220	$176,997

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

	PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	15.3%
Commercial Banks	14.9
Metals & Mining	8.4
Wireless Telecommunication Services	7.0
Semiconductors & Semiconductor Equipment	4.0
Beverages	3.8
Internet Software & Services	3.0
Food Products	2.1
Insurance	2.0
Automobiles	2.0
Real Estate Management & Development	1.9
Diversified Telecommunication Services	1.9
Diversified Financial Services	1.8
Chemicals	1.8
Industrial Conglomerates	1.8
Construction & Engineering	1.6
Multiline Retail	1.5
IT Services	1.5
Food & Staples Retailing	1.4
Computers & Peripherals	1.4
Media	1.4
Electric Utilities	1.3
Specialty Retail	1.2
Electronic Equipment, Instruments & Components	1.2
Construction Materials	1.1
Independent Power Producers & Energy Traders	1.1
Hotels, Restaurants & Leisure	0.9
Pharmaceuticals	0.9
Transportation Infrastructure	0.9
Communications Equipment	0.7
Tobacco	0.7
Capital Markets	0.6
Household Products	0.6
Thrifts & Mortgage Finance	0.5
Leisure Equipment & Products	0.5
Airlines	0.5
Machinery	0.4
Personal Products	0.4
Household Durables	0.3
Water Utilities	0.3
Electrical Equipment	0.3
Gas Utilities	0.3
Trading Companies & Distributors	0.3
Marine	0.3
Energy Equipment & Services	0.2
Health Care Providers & Services	0.1
Paper & Forest Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Distributors	0.1
Aerospace & Defense	0.1
Health Care Equipment & Supplies	0.1
Professional Services	0.1
Road & Rail	0.0	***
Software	0.0	***
Auto Components	0.0	***
Air Freight & Logistics	0.0	***
Containers & Packaging	0.0	***
Building Products	0.0	***
Biotechnology	0.0	***
Short Term Investments	8.7
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, representing 0.00% of net assets and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 12.3%
AES Tiete SA Preference Shares	278,704	$3,947,656
Banco do Brasil SA	17,638	170,661
Banco do Brasil SA ADR (a)	669,914	6,571,856
Companhia de Saneamento de Minas Gerais-Copasa MG	8,266	178,142
Companhia de Transmissao de Energia Electrica Paulista Preference Shares	112,686	3,578,574
Companhia Energetica de Minas Gerais ADR (a)	10,745	197,923
EDP — Energias do Brasil SA	21,462	137,058
Eletropaulo Metropolitana SA Preference Shares	457,182	5,739,549
Natura Cosmeticos SA	7,704	179,389
Oi SA ADR (a)	228,230	2,816,358
Redecard SA	9,772	159,038
Souza Cruz SA	12,721	185,794
Sul America SA	703,778	5,439,291
Tractebel Energia SA	5,545	102,057
Tractebel Energia SA ADR (a)	3,569	65,241
Vale SA Preference Shares ADR (a)	439,504	8,574,723

		38,043,310

CHILE — 1.5%
AES Gener SA	287,447	165,950
Aguas Andinas SA Class A	274,813	169,604
Banco de Chile ADR (a)	1,884	159,202
Corpbanca SA ADR (a)	94,694	1,803,921
E.CL SA	871,650	2,071,796
ENTEL Chile SA	8,308	157,129

		4,527,602

CHINA — 6.3%
Bank of China, Ltd.	400,536	151,811
Guangzhou R&F Properties Co., Ltd. (a)	7,291,111	9,568,770
Jiangsu Expressway Co., Ltd. (a)	162,000	151,206
Lonking Holdings, Ltd. (a)	17,945,000	4,256,728
Renhe Commercial Holdings Co., Ltd. (a)	59,902,000	2,432,576
Soho China, Ltd. (a)	225,500	171,519
Zhejiang Expressway Co., Ltd.	4,116,000	2,711,508

		19,444,118

CZECH REPUBLIC — 8.8%
CEZ AS (a)	254,579	8,818,161
Komercni Banka AS	59,605	10,368,972
New World Resources PLC (a)	352,922	1,797,991
Philip Morris CR AS	1,517	846,364
Telefonica O2 Czech Republic AS	283,701	5,428,834

		27,260,322

EGYPT — 0.3%
Telecom Egypt	471,990	1,036,142

HONG KONG — 7.2%
Bosideng International Holdings, Ltd. (a)	15,253,600	3,913,272
China Mobile, Ltd.	15,837	173,032
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)	549,500	126,805
Shimao Property Holdings, Ltd. (a)	10,348,000	15,795,113
Silver Base Group Holdings, Ltd. (a)	5,448,000	2,191,322

		22,199,544

HUNGARY — 1.0%
Magyar Telekom Telecommunications PLC (a)	1,484,694	2,927,554

INDIA — 0.1%
Hero Motocorp, Ltd.	4,924	189,552

INDONESIA — 1.4%
AKR Corporindo Tbk PT	10,978,500	4,061,782
Astra Agro Lestari Tbk PT	66,500	141,956

		4,203,738

MALAYSIA — 4.8%
British American Tobacco Malaysia Bhd	11,300	199,276
Digi.Com Bhd	125,100	167,430
Malayan Banking Bhd	3,600,451	9,864,249
Maxis Bhd	2,178,300	4,383,353
Public Bank Bhd	38,900	168,561
UMW Holdings Bhd	69,700	200,397

		14,983,266

MEXICO — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV	46,239	181,810
Kimberly-Clark de Mexico SAB de CV	86,374	168,619

		350,429

MOROCCO — 0.3%
Maroc Telecom	82,589	1,050,370

PHILIPPINES — 2.0%
Philippine Long Distance Telephone Co. ADR	96,543	6,140,135

POLAND — 3.8%
Asseco Poland SA	11,315	165,455
KGHM Polska Miedz SA	268,515	11,666,519

		11,831,974

RUSSIA — 3.3%
CTC Media, Inc. (a)	17,502	141,066
Surgutneftegas OJSC ADR Preference Shares	1,791,412	10,211,048

		10,352,114

SOUTH AFRICA — 5.3%
African Bank Investments, Ltd. (a)	37,825	167,931
Kumba Iron Ore, Ltd. (a)	148,519	9,962,041
MMI Holdings, Ltd.	643,026	1,415,231
Redefine Properties, Ltd.	3,195,576	3,348,546
Resilient Property Income Fund, Ltd.	211,300	1,110,950
The Foschini Group, Ltd.	11,984	187,574
Woolworths Holdings, Ltd.	31,643	194,381

		16,386,654

SOUTH KOREA — 5.4%
Korea Exchange Bank (b)	1,099,860	7,826,305
KT Corp. ADR	654,748	8,629,579
KT&G Corp.	2,362	167,455
LG Uplus Corp.	26,410	127,744

		16,751,083

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

TAIWAN — 23.6%
Acer, Inc.	7,682,000	$7,917,203
Asia Cement Corp.	134,740	168,848
Chicony Electronics Co., Ltd.	1,436,180	2,633,517
China Development Financial Holding Corp.	563,000	132,626
Chunghwa Telecom Co., Ltd. ADR (a)	4,858	152,687
Compal Electronics, Inc.	8,904,000	8,148,717
Epistar Corp.	71,000	155,613
Far Eastern New Century Corp.	132,000	139,133
Farglory Land Development Co., Ltd.	1,607,000	2,828,449
Highwealth Construction Corp.	2,838,000	4,425,324
HTC Corp.	569,105	7,417,313
LCY Chemical Corp.	3,956,000	6,301,007
Lite-On Technology Corp.	3,673,915	4,585,479
Macronix International Co., Ltd.	19,284,000	6,046,213
MediaTek, Inc.	19,000	173,565
Pou Chen Corp.	164,000	139,662
Quanta Computer, Inc.	71,000	188,636
Taiwan Cement Corp.	132,000	156,139
Taiwan Mobile Co., Ltd.	53,200	175,345
TSRC Corp.	58,000	142,259
United Microelectronics Corp. ADR (a)	4,162,001	9,031,542
Wistron Corp.	6,942,781	8,479,555
Yang Ming Marine Transport Corp.	8,126,000	3,629,985

		73,168,817

THAILAND — 4.5%
Advanced Info Service PCL (Foreign ownership limit)	30	174
Advanced Info Service PCL, NVDR	32,449	188,503
Electricity Generating PCL, NVDR	48,800	176,700
Land and Houses PCL, NVDR	763,645	187,545
Shin Corp. PCL, NVDR (a)	4,239,100	8,108,480
Thai Airways International PCL, NVDR (a)(b)	7,936,100	5,397,348
Total Access Communication PCL	10	23

		14,058,773

TURKEY — 7.5%
Arcelik AS	41,940	211,938
Eregli Demir ve Celik Fabrikalari TAS	6,859,216	7,622,615
Ford Otomotiv Sanayi AS	423,434	3,839,397
Tofas Turk Otomobil Fabrikasi AS	847,847	3,628,206
Turk Telekomunikasyon AS	1,937,695	7,906,335

		23,208,491

TOTAL COMMON STOCKS —
(Cost $345,138,059)		308,113,988

SHORT TERM INVESTMENTS — 13.9%
UNITED STATES — 13.9%
MONEY MARKET FUNDS — 13.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	43,235,741	43,235,741
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $43,235,841)		43,235,841

TOTAL INVESTMENTS — 113.4%
(Cost $388,373,900)		351,349,829
OTHER ASSETS & LIABILITIES — (13.4)%		(41,643,889)

NET ASSETS — 100.0%		$309,705,940

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

	PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	12.9%
Metals & Mining	12.8
Commercial Banks	11.8
Computers & Peripherals	10.3
Diversified Telecommunication Services	9.6
Electric Utilities	6.4
Wireless Telecommunication Services	6.3
Semiconductors & Semiconductor Equipment	5.1
Oil, Gas & Consumable Fuels	3.3
Automobiles	2.6
Communications Equipment	2.4
Insurance	2.1
Chemicals	2.0
Airlines	1.7
Independent Power Producers & Energy Traders	1.5
Machinery	1.4
Trading Companies & Distributors	1.3
Textiles, Apparel & Luxury Goods	1.3
Marine	1.2
Transportation Infrastructure	1.0
Distributors	0.7
Tobacco	0.6
Water Utilities	0.2
Construction Materials	0.2
Household Durables	0.1
Multiline Retail	0.1
Specialty Retail	0.1
Personal Products	0.1
Diversified Financial Services	0.1
Software	0.1
IT Services	0.1
Food Products	0.1
Household Products	0.0	***
Media	0.0	***
Industrial Conglomerates	0.0	***
Short Term Investments	13.9
Other Assets & Liabilities	(13.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 21.3%
Banco Bradesco SA Preference Shares ADR	642,208	$9,549,633
BRF — Brasil Foods SA ADR (a)	229,458	3,485,467
Companhia de Bebidas das Americas Preference Shares ADR (a)	252,527	9,679,360
Companhia Energetica de Minas Gerais ADR	162,871	3,000,084
Companhia Siderurgica Nacional SA ADR (a)	268,026	1,519,707
Gerdau SA ADR	315,954	2,767,757
Itau Unibanco Holding SA Preference Shares ADR	761,674	10,602,502
Petroleo Brasileiro SA ADR	554,022	10,398,993
Vale SA ADR	452,933	8,990,720

		59,994,223

CHINA — 34.4%
Agricultural Bank of China, Ltd. (a)	8,386,000	3,340,627
Baidu, Inc. ADR (a)(b)	92,318	10,614,724
Bank of China, Ltd.	20,766,254	7,870,822
China Construction Bank Corp.	25,051,610	17,084,643
China Life Insurance Co., Ltd.	2,683,000	6,903,921
China Merchants Bank Co., Ltd. (a)	1,370,936	2,555,642
China Petroleum & Chemical Corp.	5,842,288	5,181,864
China Shenhua Energy Co., Ltd.	1,183,500	4,127,149
China Telecom Corp., Ltd.	4,824,610	2,096,075
Industrial & Commercial Bank of China (a)	21,431,960	11,853,150
PetroChina Co., Ltd.	7,532,171	9,661,796
Ping An Insurance Group Co. of China, Ltd. (a)	637,000	5,066,863
Tencent Holdings, Ltd.	356,900	10,398,474

		96,755,750

HONG KONG — 12.7%
China Mobile, Ltd.	1,773,000	19,371,491
China Overseas Land & Investment, Ltd. (a)	1,366,560	3,167,619
China Unicom (Hong Kong), Ltd. (a)	1,716,000	2,159,145
CNOOC, Ltd.	5,586,221	11,090,559

		35,788,814

INDIA — 4.5%
HDFC Bank, Ltd. ADR	50,671	1,651,875
ICICI Bank, Ltd. ADR	18,609	603,118
Infosys Technologies, Ltd. ADR (a)	122,205	5,506,557
Reliance Industries, Ltd. GDR (c)	184,555	4,890,707

		12,652,257

RUSSIA — 26.8%
Gazprom OAO ADR (d)	34,375	326,563
Gazprom OAO ADR (d)	2,038,562	19,223,640
Lukoil OAO ADR (a)	208,126	11,603,024
MMC Norilsk Nickel OJSC ADR	276,619	4,569,746
Mobile TeleSystems ADR	168,330	2,895,276
NovaTek OAO GDR	32,442	3,438,852
Rosneft Oil Co. GDR	581,102	3,637,699
Sberbank of Russia ADR (a)	1,866,933	20,069,530
Surgutneftegas OJSC ADR (a)	340,829	2,818,656
Tatneft ADR (b)	86,639	2,906,738
Uralkali OJSC GDR	98,465	3,769,240

		75,258,964

TOTAL COMMON STOCKS —
(Cost $334,720,046)		280,450,008

SHORT TERM INVESTMENTS — 10.9%
UNITED STATES — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	30,496,858	30,496,858
State Street Institutional Liquid Reserves Fund 0.20% (f)(g)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,496,958)		30,496,958

TOTAL INVESTMENTS — 110.6%
(Cost $365,217,004)		310,946,966
OTHER ASSETS & LIABILITIES — (10.6)%		(29,773,589)

NET ASSETS — 100.0%		$281,173,377

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.7% of net assets as of June 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	31.6%
Commercial Banks	30.4
Wireless Telecommunication Services	7.9
Internet Software & Services	7.5
Metals & Mining	6.3
Insurance	4.3
Beverages	3.4
IT Services	2.0
Diversified Telecommunication Services	1.5
Chemicals	1.4
Food Products	1.2
Real Estate Management & Development	1.1
Electric Utilities	1.1
Short Term Investments	10.9
Other Assets & Liabilities	(10.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
CZECH REPUBLIC — 4.0%
CEZ AS (a)	52,362	$1,813,726
Komercni Banka AS	3,563	619,825
Telefonica O2 Czech Republic AS	21,436	410,194
Unipetrol (b)	35,114	298,356

		3,142,101

HUNGARY — 3.7%
Magyar Telekom Telecommunications PLC	207,805	409,755
MOL Hungarian Oil and Gas NyRt (a)	10,812	782,670
OTP Bank NyRt (a)	60,433	958,136
Richter Gedeon NyRt	4,629	764,742

		2,915,303

POLAND — 13.8%
Agora SA	40,168	126,138
Asseco Poland SA	19,465	284,629
Bank Pekao SA	28,170	1,278,805
Bioton SA (b)	956,122	20,055
BRE Bank SA (b)	4,557	405,409
Cersanit SA (b)	73,104	55,420
Echo Investment SA (b)	119,022	129,104
Get Bank SA (b)	215,656	115,670
Getin Holding SA (b)	73,693	38,422
Globe Trade Centre SA (b)	47,924	91,474
ING Bank Slaski SA (b)	21,873	534,815
KGHM Polska Miedz SA	31,458	1,366,796
Lubelski Wegiel Bogdanka SA	8,858	323,817
Netia SA (b)	502,190	887,820
Orbis SA (b)	5,931	71,940
Polimex- Mostostal SA	135,261	30,398
Polska Grupa Energetyczna SA	90,657	528,083
Polski Koncern Naftowy Orlen SA (b)	55,092	617,563
Powszechna Kasa Oszczednosci Bank Polski SA	134,653	1,396,037
Powszechny Zaklad Ubezpieczen SA	5,376	538,035
Tauron Polska Energia SA	353,433	483,981
Telekomunikacja Polska SA	279,893	1,305,826
TVN SA	70,760	185,524
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,275	70,678

		10,886,439

RUSSIA — 59.6%
Evraz PLC	104,330	426,600
Gazprom Neft JSC ADR (a)(c)	21,404	491,222
Gazprom Neft JSC ADR (a)(c)	2,261	51,822
Gazprom OAO ADR (c)	1,180,300	11,130,229
Gazprom OAO ADR (c)	48,019	456,180
Integra Group Holdings GDR (b)	116,087	146,037
Lukoil OAO ADR (a)	107,384	5,986,658
Magnit OJSC GDR (a)	33,224	999,378
Mechel OAO ADR (a)	26,316	169,738
MMC Norilsk Nickel OJSC ADR (a)	178,920	2,955,758
Mobile TeleSystems ADR	92,853	1,597,072
Mobile Telesystems OJSC	135,721	983,196
NovaTek OAO GDR	26,371	2,795,326
Novolipetsk Steel OJSC GDR	8,390	136,673
Pharmstandard GDR (b)	8,058	114,826
PIK Group GDR (a)(b)	65,244	146,147
Polymetal International PLC	44,610	636,014
Rosneft Oil Co. GDR	468,707	2,934,106
Rostelecom ADR (b)	42,951	925,577
Sberbank	1,970,180	5,240,679
Severstal GDR (a)	65,167	764,409
Sistema JSFC GDR	27,346	510,276
Surgutneftegas OJSC ADR (a)	307,680	2,544,514
Tatneft ADR (b)	33,996	1,140,566
Uralkali OJSC GDR (a)	42,725	1,635,513
VimpelCom, Ltd. ADR	97,353	789,533
VTB Bank OJSC GDR	276,166	974,866
X5 Retail Group NV GDR (b)	7,860	178,815

		46,861,730

TURKEY — 17.7%
Akbank TAS	303,274	1,110,009
Anadolu Anonim Turk Sigorta (b)	328,788	158,150
Anadolu Efes Biracilik Ve Malt Sanayii AS	69,418	888,498
Arcelik AS	180,971	914,510
Asya Katilim Bankasi AS (b)	98,938	99,009
BIM Birlesik Magazalar AS	17,300	712,584
Dogan Sirketler Grubu Holdings AS (b)	338,685	149,803
Dogan Yayin Holding AS (b)	782,138	289,729
Dogus Otomotiv Servis ve Ticaret AS	189,460	582,406
Enka Insaat ve Sanayi AS	142,440	381,951
Eregli Demir ve Celik Fabrikalari TAS	387,456	430,578
Haci Omer Sabanci Holding AS	158,922	667,776
Hurriyet Gazetecilik ve Matbaacilik AS (b)	252,366	125,576
KOC Holding AS	216,699	826,684
Tupras-Turkiye Petrol Rafinerileri AS	29,864	638,988
Turk Hava Yollari Anonim Ortakligi (b)	370,360	651,155
Turk Telekomunikasyon AS	52,696	215,014
Turkcell Iletisim Hizmetleri AS (b)	183,119	927,390
Turkiye Garanti Bankasi AS	612,459	2,404,190
Turkiye Halk Bankasi AS	40,305	315,318
Turkiye Is Bankasi	257,824	684,224
Vestel Elektronik Sanayi (b)	171,358	198,009
Yapi ve Kredi Bankasi AS (b)	285,747	586,123

		13,957,674

UNITED KINGDOM — 0.4%
Polyus Gold International Ltd. (b)	89,807	281,716

TOTAL COMMON STOCKS —
(Cost $110,954,215)		78,044,963

SHORT TERM INVESTMENTS — 8.3%
UNITED STATES — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	6,360,712	6,360,712

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.20% (e)(f)	170,295	$170,295

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,531,007)		6,531,007

TOTAL INVESTMENTS — 107.5%
(Cost $117,485,222)		84,575,970
OTHER ASSETS & LIABILITIES — (7.5)%		(5,897,431)

NET ASSETS — 100.0%		$78,678,539

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	38.0%
Commercial Banks	21.2
Metals & Mining	9.2
Wireless Telecommunication Services	6.1
Diversified Telecommunication Services	5.3
Electric Utilities	3.6
Chemicals	2.5
Food & Staples Retailing	2.4
Industrial Conglomerates	1.7
Household Durables	1.7
Beverages	1.1
Pharmaceuticals	1.1
Media	1.0
Insurance	0.9
Diversified Financial Services	0.8
Airlines	0.8
Distributors	0.7
Software	0.4
Real Estate Management & Development	0.3
Energy Equipment & Services	0.2
Hotels, Restaurants & Leisure	0.1
Building Products	0.1
Construction & Engineering	0.0 ***
Biotechnology	0.0 ***
Short Term Investments	8.3
Other Assets & Liabilities	(7.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
BRAZIL — 55.9%
AES Tiete SA Preference Shares	35,665	$505,171
All America Latina Logistica SA	86,266	362,424
B2W Companhia Global do Varejo (a)	33,974	98,466
Banco Bradesco SA Preference Shares ADR (b)	269,865	4,012,892
Banco do Brasil SA	84,395	816,584
Banco do Brasil SA ADR (b)	32,297	316,834
Banco Santander Brazil SA ADS (b)	89,953	697,136
BM&FBOVESPA SA	287,825	1,461,620
BR Malls Participacoes SA	46,126	525,600
Bradespar SA Preference Shares	49,618	809,739
Braskem SA Preference Shares ADR (b)	22,591	300,686
BRF — Brasil Foods SA	29,748	447,889
BRF — Brasil Foods SA ADR (b)	55,915	849,349
CCR SA	123,920	1,002,558
Centrais Eletricas Brasileiras SA	6,804	48,035
Centrais Eletricas Brasileiras SA ADR	49,538	348,252
Cielo SA	32,161	941,352
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	22,318	892,497
Companhia de Bebidas das Americas Preference Shares ADR (b)	127,418	4,883,932
Companhia de Saneamento Basico do Estado de Sao Paulo	29,038	1,107,744
Companhia Energetica de Minas Gerais ADR	92,140	1,697,219
Companhia Energetica de Sao Paulo Preference Shares	43,805	796,474
Companhia Paranaense de Energia Preference Shares	23,968	524,851
Companhia Siderurgica Nacional SA ADR (b)	133,480	756,832
Cosan SA Industria e Comercio	28,394	435,943
CPFL Energia SA ADR (b)	12,853	321,196
Cyrela Brazil Realty SA	59,499	436,268
Cyrela Commercial Properties SA Empreendimentos e Participacoes	46,372	551,377
Diagnosticos da America SA	27,722	181,430
Duratex SA	96,472	508,062
Empresa Brasileira de Aeronautica SA	84,803	561,306
Fertilizantes Heringer SA (a)	4,198	25,935
Fibria Celulose SA ADR (a)(b)	48,629	364,231
Gafisa SA (a)	41,876	54,564
Gerdau SA ADR	82,005	718,364
Gerdau SA Preference Shares	15,950	139,867
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	27,183	120,128
Investimentos Itau SA	78,544	445,554
Investimentos Itau SA Preference Shares	404,220	1,702,232
Itau Unibanco Holding SA Preference Shares ADR	316,909	4,411,373
JBS SA (a)	131,958	394,217
LLX Logistica SA (a)	77,515	84,871
Lojas Americanas SA Preference Shares	152,246	999,412
Lojas Renner SA	26,641	743,749
Metalurgica Gerdau SA Preference Shares	71,223	781,232
MMX Mineracao e Metalicos SA (a)	15,650	45,358
MRV Engenharia e Participacoes SA	2,518	11,602
Natura Cosmeticos SA	33,942	790,346
OGX Petroleo e Gas Participacoes SA (a)	107,460	292,814
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	84,560	229,158
Oi SA	537	2,515
Oi SA ADR (c)	19,675	91,489
Oi SA ADR (b)(c)	47,344	584,225
Oi SA Preference Shares	5,507	22,509
PDG Realty SA Empreendimentos e Participacoes	155,773	270,883
Petroleo Brasileiro SA ADR	209,014	3,923,193
Petroleo Brasileiro SA Preference Shares ADR	287,158	5,209,046
Redecard SA	38,824	631,855
Souza Cruz SA	86,283	1,260,186
Telefonica Brasil SA Preference Shares	50,019	1,238,549
Tim Participacoes SA	30,270	167,363
Tim Participacoes SA ADR (b)	29,008	796,560
Tractebel Energia SA ADR (b)	4,485	81,986
Ultrapar Participacoes SA ADR	58,470	1,326,100
Usinas Siderurgicas de Minas Gerais SA ADR (b)	86,226	273,397
Usinas Siderurgicas de Minas Gerais SA Preference Shares	24,596	77,013
Vale SA ADR	192,177	3,814,714
Vale SA Preference Shares ADR	294,803	5,751,606

		65,077,914

CHILE — 10.9%
Almendral SA	2,831,319	377,660
Antarchile SA	43,795	679,899
Banco de Chile ADR (b)	7,247	612,356
Banco de Credito e Inversiones	16,813	1,042,888
Banco Santander Chile ADR	3,394	263,001
CAP SA	21,962	806,687
Cencosud SA ADR (b)(d)	65,645	1,080,535
Compania General de Electricidad SA	125,217	566,131
Empresa Nacional de Electricidad SA ADR	21,395	1,091,787
Empresas CMPC SA	222,739	882,442
Empresas COPEC SA	82,892	1,220,343
Enersis SA ADR	44,363	829,588
Lan Airlines SA ADR (b)	43,059	1,123,840
SACI Falabella	180,832	1,647,036
Sociedad Quimica y Minera de Chile SA ADR	8,246	459,055

		12,683,248

COLOMBIA — 2.2%
BanColombia SA ADR	17,810	1,101,371
Ecopetrol SA, ADR (b)	26,718	1,490,597

		2,591,968

MEXICO — 25.6%
Alfa SAB de CV (b)	83,495	1,326,191
America Movil SAB de CV	6,699,549	8,677,642
Cemex SAB de CV (a)(b)	1,474,516	985,141
Corporacion GEO SAB de CV (a)(b)	111,007	124,683
Desarrolladora Homex SAB de CV (a)	54,708	139,440

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Empresas ICA SAB de CV (a)	99,503	$173,646
Fomento Economico Mexicano SAB de CV	338,785	3,003,566
Grupo Aeroportuario del Sureste SAB de CV	117,051	909,144
Grupo Bimbo SAB de CV (b)	521,936	1,273,166
Grupo Carso SA de CV	128,955	415,990
Grupo Elektra SA de CV (b)	8,901	358,058
Grupo Financiero Banorte SAB de CV (b)	284,028	1,462,884
Grupo Financiero Inbursa SA	419,207	947,017
Grupo Mexico SAB de CV	574,363	1,693,669
Grupo Modelo SAB de CV	146,825	1,290,005
Grupo Televisa SA de CV (Series CPO)	255,134	1,090,969
Grupo Televisa SA de CV ADR	2,043	43,884
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	322,934	540,954
Industrias Penoles SA de CV	15,683	671,047
Inmuebles Carso SAB de CV (a)	174,728	130,923
Kimberly-Clark de Mexico SAB de CV	533,638	1,041,767
Minera Frisco SAB de CV (a)(b)	135,128	565,235
TV Azteca SAB de CV (b)	579,856	386,113
Urbi Desarrollos Urbanos SA de CV (a)	134,259	128,200
Wal-Mart de Mexico SAB de CV (b)	892,304	2,375,995

		29,755,329

PERU — 4.4%
Compania de Minas Buenaventura SA ADR	36,052	1,369,255
Compania Minera Milpo SA	166,875	263,042
Credicorp, Ltd.	13,728	1,728,218
Minsur SA	392,713	380,258
Southern Copper Corp. (b)	28,986	913,349
Volcan Compania Minera SAA (Class B)	428,107	482,012

		5,136,134

TOTAL COMMON STOCKS —
(Cost $139,440,924)		115,244,593

SHORT TERM INVESTMENTS — 7.4%
UNITED STATES — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,457,155	8,457,155
State Street Institutional Liquid Reserves Fund 0.20% (f)(g)	135,498	135,498

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,592,653)		8,592,653

TOTAL INVESTMENTS — 106.4%
(Cost $148,033,577)		123,837,246
OTHER ASSETS & LIABILITIES — (6.4)%		(7,432,331)

NET ASSETS — 100.0%		$116,404,915

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of June 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	17.4%
Commercial Banks	16.8
Oil, Gas & Consumable Fuels	10.7
Wireless Telecommunication Services	8.3
Beverages	7.9
Food & Staples Retailing	3.7
Electric Utilities	3.7
Industrial Conglomerates	3.2
Food Products	2.9
Multiline Retail	2.9
Independent Power Producers & Energy Traders	2.1
Diversified Telecommunication Services	2.0
Transportation Infrastructure	1.8
Paper & Forest Products	1.5
Diversified Financial Services	1.4
IT Services	1.3
Media	1.2
Tobacco	1.1
Airlines	1.1
Water Utilities	1.0
Household Durables	0.9
Real Estate Management & Development	0.9
Household Products	0.9
Construction Materials	0.8
Personal Products	0.7
Chemicals	0.7
Construction & Engineering	0.7
Aerospace & Defense	0.5
Road & Rail	0.3
Specialty Retail	0.3
Health Care Providers & Services	0.2
Internet & Catalog Retail	0.1
Short Term Investments	7.4
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.3%
EGYPT — 5.5%
Arab Cotton Ginning	45,304	$17,947
Commercial International Bank Egypt SAE	229,009	981,278
Eastern Tobacco	25,094	331,315
Egyptian Financial Group-Hermes Holding (a)	103,812	173,920
Egyptian International Pharmaceutical Industrial Co.	11,426	60,011
Egyptian Kuwait Holding Co.	159,427	184,935
ElSwedy Electric Co. (a)	24,446	95,387
Ezz Steel	64,879	74,854
Juhayna Food Industries	93,088	72,983
Maridive & Oil Services SAE (a)	47,216	52,410
Orascom Construction Industries	27,571	1,131,191
Orascom Telecom Holding SAE GDR (a)	172,759	431,897
Orascom Telecom Media & Technology Holding SAE GDR (a)	197,484	236,981
Palm Hills Developments SAE (a)	121,785	38,595
Sidi Kerir Petrochemicals Co.	71,879	146,048
Six of October Development & Investment Co. (a)	30,232	84,581
Suez Cement Co.	37,694	130,655
Talaat Moustafa Group (a)	336,901	243,563
Telecom Egypt	117,222	257,333

		4,745,884

MOROCCO — 3.9%
Attijariwafa Bank	27,345	1,050,850
Banque Centrale Populaire	21,868	496,550
Banque Marocaine du Commerce Exterieur	42,478	925,563
Banque Marocaine pour le Commerce et l’Industrie SA	2,971	284,497
Ciments du Maroc	3,667	355,350
Douja Promotion Groupe Addoha SA	18,907	145,273
Maroc Telecom	4,829	61,416

		3,319,499

SOUTH AFRICA — 90.9%
ABSA Group, Ltd.	62,905	1,086,041
Acucap Properties, Ltd.	28,371	149,166
Adcock Ingram Holdings, Ltd.	45,182	331,745
Adcorp Holdings, Ltd.	14,682	48,704
Afgri, Ltd.	102,261	72,521
African Bank Investments, Ltd.	192,218	853,388
African Oxygen, Ltd. (b)	27,710	61,834
African Rainbow Minerals, Ltd.	25,551	518,674
Allied Electronics Corp., Ltd. Preference Shares	56,867	156,448
Allied Technologies, Ltd.	13,607	80,675
Anglo Platinum, Ltd. (b)	13,109	777,051
AngloGold Ashanti, Ltd.	96,204	3,281,887
Aquarius Platinum, Ltd. (b)	98,326	70,417
ArcelorMittal South Africa, Ltd.	35,383	226,700
Aspen Pharmacare Holdings, Ltd. (a)	110,224	1,696,117
Assore, Ltd. (b)	13,754	502,668
Astral Foods, Ltd.	11,217	154,982
Aveng, Ltd.	103,576	453,386
AVI, Ltd.	68,975	421,685
Avusa, Ltd.	48,945	142,134
Barloworld, Ltd.	59,534	589,626
Basil Read Holdings, Ltd. (a)	37,694	56,459
Bidvest Group, Ltd.	75,096	1,671,147
Blue Label Telecoms, Ltd.	67,165	49,192
Business Connexion Group, Ltd.	78,277	43,931
Capital Property Fund	111,306	136,096
Cipla Medpro South Africa, Ltd.	104,068	94,162
City Lodge Hotels, Ltd. (b)	6,892	71,587
Clicks Group, Ltd.	81,781	537,474
Coronation Fund Managers, Ltd.	52,253	176,786
DataTec, Ltd.	76,537	437,501
Discovery Holdings, Ltd.	95,115	604,754
Distribution and Warehousing Network, Ltd. (a)	39,269	29,529
DRDGOLD, Ltd.	126,221	82,568
Emira Property Fund	59,289	92,430
Eqstra Holdings, Ltd.	102,688	87,263
Esorfranki, Ltd. (a)	111,963	18,892
Evraz Highveld Steel and Vanadium, Ltd. (a)	5,979	17,546
Exxaro Resources, Ltd. (b)	47,695	1,108,441
FirstRand, Ltd. (b)	982,805	3,171,269
Fountainhead Property Trust	460,440	416,611
Gold Fields, Ltd.	193,802	2,460,884
Grindrod, Ltd.	130,700	215,743
Group Five, Ltd.	28,516	79,357
Growthpoint Properties, Ltd.	329,624	926,986
Harmony Gold Mining Co., Ltd. (b)	98,834	924,473
Hudaco Industries, Ltd.	6,470	90,225
Hyprop Investments, Ltd.	62,348	473,490
Illovo Sugar, Ltd.	52,399	180,996
Impala Platinum Holdings, Ltd. (b)	133,316	2,204,682
Imperial Holdings, Ltd.	41,446	871,641
Investec, Ltd.	45,748	268,553
JD Group, Ltd. (b)	38,163	200,649
JSE, Ltd.	20,337	186,473
Kumba Iron Ore, Ltd. (b)	21,120	1,416,642
Lewis Group, Ltd.	23,086	198,441
Liberty Holdings, Ltd.	28,584	303,018
Life Healthcare Group Holdings, Ltd.	217,841	829,173
Massmart Holdings, Ltd. (b)	24,500	505,637
Medi-Clinic Corp., Ltd.	73,531	336,704
Merafe Resources, Ltd. (a)	430,280	42,089
MMI Holdings, Ltd.	324,880	715,026
Mondi, Ltd.	34,076	289,782
Mpact, Ltd.	47,019	99,114
Mr. Price Group, Ltd. (b)	71,648	980,479
MTN Group, Ltd. (b)	402,728	6,939,222
Murray & Roberts Holdings, Ltd. (a)	104,961	317,123
Nampak, Ltd.	154,950	473,650
Naspers, Ltd.	106,679	5,673,938
Nedbank Group, Ltd.	60,739	1,291,423
Netcare, Ltd.	336,793	658,885
Northam Platinum, Ltd.	93,417	265,568
Omnia Holdings, Ltd.	12,955	167,907
Petmin, Ltd.	147,478	53,196
Pick n Pay Stores, Ltd.	87,122	467,648
Pick’ n Pay Holdings, Ltd.	62,382	144,924
Pioneer Foods, Ltd. (b)	23,735	171,225
Pretoria Portland Cement Co., Ltd.	147,922	483,819

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Raubex Group, Ltd.	35,364	$57,812
Redefine Properties, Ltd.	685,366	718,174
Remgro, Ltd.	98,231	1,579,311
Resilient Property Income Fund, Ltd.	60,501	318,095
Reunert, Ltd.	46,006	382,516
RMB Holdings, Ltd.	169,830	724,298
RMI Holdings	208,058	441,886
SA Corporate Real Estate Fund	501,686	209,176
Sanlam, Ltd.	386,284	1,688,531
Sappi, Ltd. (a)(b)	144,677	485,588
Sasol, Ltd.	122,094	5,111,571
Shoprite Holdings, Ltd.	121,614	2,240,457
Simmer & Jack Mines, Ltd. (a)	242,670	593
Standard Bank Group, Ltd.	251,145	3,394,457
Steinhoff International Holdings, Ltd. (a)(b)	348,899	1,051,582
Sun International, Ltd.	21,551	235,444
Super Group, Ltd. (a)	76,659	142,848
Telkom SA, Ltd.	56,634	131,501
The Foschini Group, Ltd.	50,297	787,249
The Spar Group, Ltd.	46,172	641,559
Tiger Brands, Ltd. (b)	40,787	1,221,790
Tongaat Hulett, Ltd.	22,796	348,720
Truworths International, Ltd.	115,345	1,262,540
Tsogo Sun Holdings, Ltd.	53,917	138,443
Village Main Reef, Ltd. (a)	128,562	28,295
Vodacom Group, Ltd.	69,836	793,271
Wilson Bayly Holmes-Ovcon, Ltd.	21,179	334,679
Woolworths Holdings, Ltd.	214,823	1,319,644

		78,278,302

TOTAL COMMON STOCKS —
(Cost $95,993,524)		86,343,685

SHORT TERM INVESTMENTS — 7.4%
UNITED STATES — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,342,460	6,342,460
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,342,560)		6,342,560

TOTAL INVESTMENTS — 107.7%
(Cost $102,336,084)		92,686,245
OTHER ASSETS & LIABILITIES — (7.7)%		(6,616,733)

NET ASSETS — 100.0%		$86,069,512

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	15.1%
Commercial Banks	11.0
Wireless Telecommunication Services	9.9
Diversified Financial Services	7.5
Oil, Gas & Consumable Fuels	7.2
Media	6.8
Food & Staples Retailing	5.2
Insurance	4.3
Specialty Retail	4.1
Real Estate Management & Development	4.1
Food Products	3.1
Construction & Engineering	2.9
Pharmaceuticals	2.6
Industrial Conglomerates	2.5
Health Care Providers & Services	2.2
Multiline Retail	1.5
Household Durables	1.2
Construction Materials	1.1
Distributors	1.0
Capital Markets	0.9
Paper & Forest Products	0.9
Trading Companies & Distributors	0.8
Containers & Packaging	0.6
Hotels, Restaurants & Leisure	0.6
Diversified Telecommunication Services	0.5
Real Estate Investment Trusts	0.5
Electronic Equipment, Instruments & Components	0.5
Chemicals	0.5
Tobacco	0.4
Marine	0.2
Electrical Equipment	0.1
Auto Components	0.1
Energy Equipment & Services	0.1
Commercial Services & Supplies	0.1
Professional Services	0.1
IT Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	7.4
Other Assets & Liabilities	(7.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 7.4%
Abacus Property Group	191,196	$399,810
Alumina, Ltd. (a)	158,287	128,179
Amcor, Ltd.	34,279	249,126
AMP, Ltd.	64,713	255,386
Ansell, Ltd.	40,012	541,389
APA Group (a)	37,490	191,761
Aristocrat Leisure, Ltd. (a)	58,324	165,007
Australia & New Zealand Banking Group, Ltd.	50,058	1,130,403
BHP Billiton, Ltd.	81,333	2,621,999
Billabong International, Ltd. (a)	45,052	49,644
BlueScope Steel, Ltd. (a)(b)	123,805	38,072
Brambles, Ltd.	56,455	356,474
Bunnings Warehouse Property Trust (a)(b)	72,544	138,684
Commonwealth Bank of Australia (a)	33,903	1,845,346
Computershare, Ltd. (a)	32,593	247,564
CSL, Ltd.	18,989	767,298
CSR, Ltd. (a)	54,998	78,926
DUET Group	289,642	546,292
Envestra, Ltd.	13,006	10,465
GWA International, Ltd. (a)	131,672	283,438
Harvey Norman Holdings, Ltd. (a)	98,253	196,393
Hills Industries, Ltd.	112,880	122,650
Insurance Australia Group, Ltd.	74,834	266,946
Lend Lease Group	43,451	320,684
Macquarie Group, Ltd.	11,043	294,310
National Australia Bank, Ltd. (a)	39,256	947,235
Newcrest Mining, Ltd.	27,532	638,092
Origin Energy, Ltd.	37,490	468,835
OZ Minerals, Ltd.	19,928	160,558
Perpetual, Ltd.	8,581	201,427
QBE Insurance Group, Ltd.	25,854	354,592
Rio Tinto, Ltd.	11,953	692,262
Santos, Ltd.	29,910	326,521
Sonic Healthcare, Ltd. (a)	30,047	391,156
Suncorp Group, Ltd.	47,606	394,780
Sydney Airport	106,647	317,024
Tatts Group, Ltd.	143,904	386,473
Toll Holdings, Ltd. (a)	33,391	136,225
Treasury Wine Estates, Ltd.	21,611	96,363
Wesfarmers, Ltd.	31,850	976,171
Westfield Group	39,632	385,936
Westfield Retail Trust	33,750	98,597
Westpac Banking Corp.	53,981	1,169,191
Woodside Petroleum, Ltd.	18,035	573,460
Woolworths, Ltd.	38,276	1,051,493
WorleyParsons, Ltd.	9,723	250,161

		21,262,798

AUSTRIA — 0.2%
Erste Group Bank AG (b)	6,447	122,274
OMV AG	6,875	216,111
Voestalpine AG (a)	7,284	192,779

		531,164

BELGIUM — 1.0%
Ageas (a)	90,803	179,764
Anheuser-Busch InBev NV	17,395	1,353,205
Bekaert NV	1,932	47,835
Delhaize Group	4,942	181,125
Dexia SA (a)(b)	35,434	5,846
Gimv NV	5,429	247,684
KBC Groep NV (a)	5,274	111,538
UCB SA (a)	6,630	335,206
Umicore	9,662	445,953

		2,908,156

CANADA — 10.2%
AGF Management, Ltd.	13,018	143,786
Agnico-Eagle Mines, Ltd.	5,494	222,250
Agrium, Inc. (a)	7,358	651,246
ARC Resources, Ltd. (a)	7,296	163,891
Bank of Montreal	11,790	650,650
Bank of Nova Scotia (a)	23,411	1,211,139
Barrick Gold Corp.	23,563	886,401
BCE, Inc. (a)	5,352	220,390
Bombardier, Inc. (Class B)	57,941	228,479
Brookfield Asset Management, Inc. (Class A)	14,193	469,318
Cameco Corp. (a)	15,517	340,493
Canadian Imperial Bank of Commerce	8,690	610,759
Canadian National Railway Co. (a)	13,535	1,143,130
Canadian Natural Resources, Ltd.	29,648	794,239
Canadian Oil Sands, Ltd. (a)	13,538	261,876
Canadian Pacific Railway, Ltd.	6,953	509,616
Canadian Western Bank	16,481	427,120
Cenovus Energy, Inc. (a)	15,031	477,271
CGI Group, Inc. (Class A) (b)	28,994	695,947
Crescent Point Energy Corp. (a)	13,908	518,421
Eldorado Gold Corp.	12,906	158,753
Enbridge, Inc.	17,283	689,319
EnCana Corp. (a)	18,438	383,428
Fairfax Financial Holdings, Ltd.	840	332,177
First Quantum Minerals, Ltd.	17,089	301,733
Fortis, Inc. (a)	4,881	154,600
Gildan Activewear, Inc. (a)	9,792	269,425
Goldcorp, Inc.	19,610	737,311
Husky Energy, Inc. (a)	13,516	337,419
IAMGOLD Corp. (a)	16,511	195,000
Imperial Oil, Ltd. (a)	11,774	491,887
Intact Financial Corp. (a)	2,759	171,556
Ivanhoe Mines, Ltd. (a)(b)	7,545	74,307
Kinross Gold Corp.	21,442	174,783
Lululemon Athletica, Inc. (a)(b)	2,129	126,723
Magna International, Inc. (Class A)	11,065	436,435
Manulife Financial Corp.	40,606	441,729
National Bank of Canada (a)	3,660	261,257
New Gold, Inc. (b)	11,683	111,278
Nexen, Inc. (a)	19,316	326,654
Nordion, Inc. (a)	21,568	201,833
Pacific Rubiales Energy Corp. (a)	6,823	144,297
Pembina Pipeline Corp. (a)	6,021	153,677
Penn West Petroleum, Ltd. (a)	9,982	133,753
Potash Corp. of Saskatchewan, Inc.	24,599	1,073,771
Power Corp. of Canada (a)	7,296	171,191
Power Financial Corp. (a)	6,076	151,684
Research In Motion, Ltd. (a)(b)	12,631	93,421
Richelieu Hardware, Ltd.	18,557	607,797
Rogers Communications, Inc. (Class B)	14,710	532,587
Royal Bank of Canada (a)	31,070	1,589,692
Russel Metals, Inc. (a)	18,227	448,948

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Shaw Communications, Inc. (Class B) (a)	15,929	$300,627
Sherritt International Corp. (a)	31,825	152,967
Shoppers Drug Mart Corp. (a)	5,352	215,508
Silver Wheaton Corp.	7,794	209,252
Sino-Forest Corp. (a)(b)(c)	4,520	0
SNC-Lavalin Group, Inc.	3,887	145,422
Sun Life Financial, Inc.	15,101	328,105
Suncor Energy, Inc.	42,530	1,228,195
Talisman Energy, Inc.	33,638	385,066
Teck Resources, Ltd. (Class B)	15,682	485,020
TELUS Corp. (a)	7,275	425,103
The Toronto-Dominion Bank (a)	19,222	1,502,387
Thomson Reuters Corp. (a)	8,275	235,153
Tim Hortons, Inc.	4,134	217,639
TMX Group, Inc.	4,584	208,640
TransCanada Corp. (a)	17,328	725,279
Valeant Pharmaceuticals International, Inc. (b)	6,574	294,506
Yamana Gold, Inc. (a)	26,268	404,797

		29,568,513

CHINA — 0.5%
Chong Hing Bank, Ltd.	134,000	213,520
Dah Sing Banking Group, Ltd.	254,117	228,995
Dah Sing Financial Holdings, Ltd.	30,268	93,650
Hongkong Land Holdings, Ltd.	68,000	388,280
Sino Land Co., Ltd.	151,675	227,214
Transport International Holdings, Ltd.	126,800	243,568

		1,395,227

DENMARK — 1.2%
A P Moller — Maersk A/S	65	426,513
Danske Bank A/S (b)	19,576	272,010
DSV A/S	17,857	353,897
FLSmidth & Co. A/S	4,582	250,288
GN Store Nord A/S	28,863	349,074
Novo Nordisk A/S (Class B)	10,878	1,575,566
SimCorp A/S	1,298	223,564
Vestas Wind Systems A/S (a)(b)	6,252	34,599

		3,485,511

FINLAND — 1.1%
Amer Sports Oyj (Class A)	2,637	30,068
Elisa Oyj (a)	10,831	218,272
Fortum Oyj	8,777	166,743
Kemira Oyj (a)	14,361	167,942
Kesko Oyj (Class B) (a)	1,463	38,228
Kone Oyj (Class B)	4,504	272,244
Konecranes OYJ (a)	1,350	35,429
Lassila & Tikanoja Oyj (b)	14,451	171,653
Metso Oyj	7,167	246,573
Neste Oil Oyj (a)	11,391	128,006
Nokia Oyj	84,615	173,957
Pohjola Bank PLC (a)	17,799	207,582
Sampo Oyj (Class A)	11,903	308,454
Sanoma Oyj (a)	11,977	105,636
Stockmann Oyj Abp (Class B)	7,678	155,316
Stora Enso Oyj (a)	23,347	143,402
Tikkurila Oy	3,595	61,362
UPM-Kymmene Oyj (a)	17,009	192,109
Wartsila Oyj	10,290	336,779
YIT Oyj (a)	10,561	179,324

		3,339,079

FRANCE — 6.6%
Accor SA	6,636	207,841
Air Liquide SA	5,814	664,412
Alcatel-Lucent (a)(b)	77,596	128,114
Alstom SA (a)	5,996	189,698
AXA SA (a)	39,065	519,551
BNP Paribas	11,114	427,852
Bourbon SA (a)	5,849	141,031
Bouygues SA	7,352	197,797
Cap Gemini SA	5,552	204,327
Carrefour SA (a)	15,066	278,093
Casino Guichard-Perrachon SA	3,165	278,387
Compagnie de Saint-Gobain (a)	11,974	442,192
Compagnie Generale de Geophysique-Veritas (b)	8,620	221,355
Compagnie Generale des Etablissements Michelin (a)	5,497	359,123
Credit Agricole SA (b)	7,811	34,406
Danone	15,658	973,966
Edenred	6,636	188,177
EDF SA (a)	5,937	132,228
Essilor International SA	8,194	762,217
France Telecom SA	40,610	534,687
GDF Suez	30,328	721,838
Hermes International (a)	1,806	555,214
L’Oreal SA	1,918	224,516
Lafarge SA (a)	4,561	203,482
Lagardere SCA (a)	6,046	168,722
LVMH Moet Hennessy Louis Vuitton SA	4,846	737,055
Nexans SA	3,299	127,775
Pernod — Ricard SA (a)	6,128	655,268
Peugeot SA (a)(b)	7,634	75,110
PPR	2,646	376,925
Publicis Groupe SA (a)	7,792	356,478
Renault SA	5,333	212,781
Sanofi	23,409	1,774,708
Schneider Electric SA	13,144	729,434
Societe Generale (b)	14,238	332,645
Sodexo	4,507	351,184
Technip SA	4,757	494,722
Total SA (a)	49,031	2,208,909
Unibail-Rodamco SE	1,879	345,997
Valeo SA (a)	5,671	233,823
Vallourec SA	4,161	169,874
Veolia Environnement SA (a)	14,836	187,975
Vinci SA	12,658	590,901
Vivendi SA	24,557	455,930

		19,176,720

GERMANY — 6.5%
Adidas AG	7,538	540,102
Allianz SE	10,182	1,022,217
BASF SE	19,793	1,373,971
Bayer AG	18,190	1,310,711
Bayerische Motoren Werke AG	8,558	618,290
Bilfinger Berger AG	4,070	331,595
Commerzbank AG (b)	51,934	88,052
Daimler AG	23,347	1,047,220

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Deutsche Bank AG	20,027	$724,335
Deutsche Boerse AG	5,293	285,678
Deutsche Post AG	23,179	410,049
Deutsche Telekom AG	65,704	721,585
E.ON AG	39,523	852,663
Fresenius Medical Care AG & Co. KGaA	6,772	479,803
Fresenius SE	4,574	474,703
GEA Group AG	13,142	349,735
Henkel AG & Co. KGaA Preference Shares	3,862	256,669
Hochtief AG (b)	3,365	162,914
Infineon Technologies AG	50,638	342,646
K+S AG	5,200	237,566
Lanxess AG	1,805	113,890
Linde AG	3,536	550,375
MAN SE	3,986	407,406
Merck KGaA	3,144	314,084
Muenchener Rueckversicherungs- Gesellschaft AG	5,078	716,277
Porsche Automobil Holding SE Preference Shares (a)	5,095	253,104
Puma AG Rudolf Dassler Sport (a)	776	224,284
Rheinmetall AG	846	41,549
RWE AG	10,550	430,774
Salzgitter AG	2,007	82,459
SAP AG	21,523	1,271,319
Siemens AG	18,925	1,588,469
ThyssenKrupp AG	10,120	164,837
Volkswagen AG	2,199	331,668
Volkswagen AG Preference Shares	3,531	558,335
Wincor Nixdorf AG (a)	4,369	155,135

		18,834,469

GREECE — 0.0% (d)
Hellenic Telecommunications Organization SA ADR	44,976	56,220
National Bank of Greece SA ADR (b)	24,987	42,728

		98,948

HONG KONG — 2.3%
Bank of East Asia, Ltd. (a)	102,693	366,720
CLP Holdings, Ltd.	61,500	521,297
Esprit Holdings, Ltd. (a)	59,373	75,701
Giordano International, Ltd. (a)	20,000	14,104
Hang Lung Group, Ltd.	69,000	422,974
Hang Lung Properties, Ltd.	124,000	418,830
Hong Kong Exchanges and Clearing, Ltd. (a)	38,941	552,223
Hopewell Holdings	69,500	198,012
Hysan Development Co., Ltd.	135,075	510,220
Li & Fung, Ltd. (a)	260,000	496,748
New World Development Co., Ltd. (a)	316,561	367,703
Pacific Basin Shipping, Ltd.	327,000	139,116
Sun Hung Kai Properties, Ltd.	54,618	641,811
Swire Pacific, Ltd.	36,500	422,085
The Link REIT	163,647	667,723
Wheelock & Co., Ltd.	129,000	485,609
Wing Hang Bank, Ltd.	31,125	300,342

		6,601,218

IRELAND — 0.6%
C&C Group PLC	192	826
CRH PLC	20,615	395,300
DCC PLC	14,047	326,044
Grafton Group PLC	47,162	167,583
Irish Bank Resolution Corp., Ltd. (e)	5,635	0
Kingspan Group PLC	29,073	236,128
United Drug PLC	86,542	227,340
Willis Group Holdings PLC (a)	9,292	339,065

		1,692,286

ISRAEL — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	39,631	1,563,047

ITALY — 1.6%
Assicurazioni Generali SpA (a)	10,915	147,659
Atlantia SpA (a)	15,690	200,110
Banca Piccolo Credito Valtellinese Scarl	29,458	43,627
Banca Popolare dell’Etruria e del Lazio Scrl	47,504	62,395
Banca Popolare di Milano Scarl (b)	119,452	56,846
Banco Popolare Societa Cooperativa (b)	68,136	91,483
Davide Campari-Milano SpA (a)	73,159	509,705
Enel SpA	85,958	277,294
ENI SpA (a)	51,029	1,086,645
Fiat Industrial SpA	22,061	216,693
Fiat SpA (a)(b)	25,924	130,543
Finmeccanica SpA (a)(b)	15,096	60,921
Intesa Sanpaolo SpA	233,263	330,953
Pirelli & C. SpA	37,648	396,312
Prelios SpA (a)(b)	30,629	4,898
Saipem SpA	9,653	428,632
Societa Cattolica di Assicurazioni Scrl (b)	8,456	100,872
Telecom Italia SpA	250,687	248,304
UniCredit SpA (b)	66,148	250,156

		4,644,048

JAPAN — 18.5%
Advantest Corp. (a)	12,500	192,850
Aeon Co., Ltd. (a)	25,820	321,011
Aoyama Trading Co., Ltd.	19,700	402,197
Asahi Breweries, Ltd.	25,136	538,381
Asahi Kasei Corp.	64,550	347,869
Astellas Pharma, Inc.	12,910	560,636
Bridgestone Corp. (a)	19,365	440,500
Canon, Inc. (a)	25,616	1,016,100
Casio Computer Co., Ltd. (a)	32,500	211,399
Central Japan Railway Co.	65	510,778
Chubu Electric Power Co., Inc.	19,365	314,053
Chugai Pharmaceutical Co., Ltd. (a)	13,180	248,932
Chuo Mitsui Trust Holdings, Inc. (a)	141,550	418,671
Credit Saison Co., Ltd.	19,700	433,800
Daiichi Sankyo Co., Ltd.	19,365	324,975
Daikin Industries, Ltd.	12,910	359,843
Daito Trust Construction Co., Ltd.	6,455	610,794
Daiwa Securities Group, Inc. (a)	64,550	240,273
Denso Corp.	12,910	435,727
East Japan Railway Co.	6,600	413,586
Eisai Co., Ltd.	6,551	286,539

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

FANUC Corp.	6,455	$1,047,653
Fast Retailing Co., Ltd.	1,000	199,022
FUJIFILM Holdings Corp.	12,910	242,376
Fujitsu, Ltd.	68,513	325,435
Fukuoka Financial Group, Inc.	64,550	250,790
Furukawa Electric Co., Ltd.	63,550	148,939
Hankyu Hanshin Holdings, Inc.	65,513	330,069
Hitachi, Ltd.	124,475	759,736
Honda Motor Co., Ltd. (a)	31,875	1,098,187
Hoya Corp.	18,706	409,567
Ibiden Co., Ltd.	6,900	123,230
Isuzu Motors, Ltd.	71,000	376,401
ITOCHU Corp.	64,550	673,087
Japan Digital Laboratory Co., Ltd.	38,920	413,150
Japan Tobacco, Inc.	25,200	745,672
JFE Holdings, Inc.	12,910	213,252
JSR Corp.	13,000	223,700
JX Holdings, Inc.	129,700	663,211
Kajima Corp. (a)	122,475	357,647
KDDI Corp.	65	417,909
Kintetsu Corp. (a)	123,101	490,614
Kirin Holdings Co., Ltd. (a)	7,000	82,116
Kiyo Holdings, Inc.	193,651	281,533
Komatsu, Ltd.	25,520	600,659
Konica Minolta Holdings, Inc. (a)	32,275	252,003
Kubota Corp.	60,550	553,973
Kurita Water Industries, Ltd. (a)	7,210	165,995
Kyocera Corp.	6,455	552,546
Marubeni Corp.	66,550	438,718
Medipal Holdings Corp.	19,899	280,816
MISUMI Group, Inc. (a)	19,557	457,858
Mitsubishi Corp.	38,138	762,856
Mitsubishi Electric Corp.	64,550	533,939
Mitsubishi Estate Co., Ltd.	7,925	140,840
Mitsubishi Heavy Industries, Ltd.	129,101	520,999
Mitsubishi Motors Corp. (a)(b)	192,613	193,120
Mitsubishi UFJ Financial Group, Inc. (a)	249,624	1,182,578
Mitsui & Co., Ltd.	57,226	842,002
Mitsui Chemicals, Inc.	64,550	160,182
Mitsui OSK Lines, Ltd. (a)	61,550	219,078
Mizuho Financial Group, Inc.	315,500	529,853
MS&AD Insurance Group Holdings, Inc.	13,199	228,778
Murata Manufacturing Co., Ltd.	6,500	338,482
NGK Insulators, Ltd.	3,000	32,824
Nidec Corp. (a)	6,500	490,412
Nikon Corp.	12,600	379,311
Nintendo Co., Ltd.	300	34,779
Nippon Steel Corp.	129,101	289,624
Nippon Telegraph & Telephone Corp.	6,800	315,328
Nippon Yusen KK (a)	64,550	169,081
Nissan Motor Co., Ltd.	51,541	483,177
Nitto Denko Corp. (a)	12,200	516,042
NKSJ Holdings, Inc.	13,600	287,033
Nomura Holdings, Inc.	83,185	306,509
NTT Data Corp.	66	201,251
NTT DoCoMo, Inc.	446	741,750
Obayashi Corp.	64,550	282,340
Olympus Corp. (a)(b)	7,300	117,839
ORIX Corp. (a)	2,571	237,477
Panasonic Corp. (a)	51,850	417,841
Resona Holdings, Inc.	19,400	79,506
Rohm Co., Ltd. (a)	6,500	248,057
Rohto Pharmaceutical Co., Ltd.	7,701	98,929
Secom Co., Ltd.	6,648	303,697
Seven & I Holdings Co., Ltd.	25,328	760,887
Sharp Corp. (a)	8,000	40,306
Shimizu Corp.	65,513	226,615
Shin-Etsu Chemical Co., Ltd.	12,717	694,901
Softbank Corp.	25,136	930,275
Sony Corp. (a)	25,520	359,180
Stanley Electric Co., Ltd.	12,473	191,652
Sumitomo Chemical Co., Ltd.	64,550	196,587
Sumitomo Corp.	38,575	535,670
Sumitomo Electric Industries, Ltd.	25,520	314,402
Sumitomo Metal Industries, Ltd. (a)	128,101	208,712
Sumitomo Metal Mining Co., Ltd.	5,000	55,834
Sumitomo Mitsui Financial Group, Inc.	19,400	635,077
Sumitomo Realty & Development Co., Ltd. (a)	4,000	97,305
T&D Holdings, Inc.	19,600	207,079
Taisei Corp.	130,438	348,205
Taiyo Yuden Co., Ltd. (a)	13,600	131,926
Takeda Pharmaceutical Co., Ltd.	19,365	877,359
Takeuchi Manufacturing Co., Ltd.	25,500	206,774
TDK Corp.	6,455	258,880
Teijin, Ltd.	68,550	207,050
Terumo Corp.	6,648	271,619
The Akita Bank, Ltd.	64,550	180,407
The Aomori Bank, Ltd.	129,101	394,794
The Awa Bank, Ltd.	64,550	410,162
The Bank of Iwate, Ltd. (a)	6,455	260,498
The Bank of Okinawa, Ltd.	6,455	275,464
The Bank of Yokohama, Ltd.	64,550	303,374
The Chiba Bank, Ltd.	60,550	361,980
The Daisan Bank, Ltd.	193,651	371,332
The Daishi Bank, Ltd.	124,176	371,952
The Eighteenth Bank, Ltd.	125,251	329,649
The Higo Bank, Ltd.	64,550	342,206
The Hokkoku Bank, Ltd.	64,550	253,217
The Hyakugo Bank, Ltd.	64,550	268,588
The Musashino Bank, Ltd.	6,455	189,225
The Nanto Bank, Ltd. (a)	62,550	272,809
The Ogaki Kyoritsu Bank, Ltd.	64,550	217,621
The San-In Godo Bank, Ltd.	59,550	418,693
The Shiga Bank, Ltd.	64,550	351,914
The Shikoku Bank, Ltd.	124,101	326,622
The Toho Bank, Ltd.	129,101	364,052
The Tokyo Electric Power Co., Inc. (a)(b)	26,175	50,519
The Yamagata Bank, Ltd. (a)	72,176	306,651
The Yamanashi Chuo Bank, Ltd.	64,550	252,408
Tokio Marine Holdings, Inc.	19,365	482,001
Tokyo Electron, Ltd.	6,455	298,925
Tokyo Gas Co., Ltd.	66,475	339,082
Tokyu Corp.	64,550	303,374
Toray Industries, Inc.	64,550	437,668
Toshiba Corp. (a)	122,513	460,633
Toyota Motor Corp.	52,188	2,086,473
USS Co., Ltd.	5,761	620,215

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Yamada Denki Co., Ltd.	4,508	$229,101

		53,378,196

LUXEMBOURG — 0.3%
APERAM (a)	885	11,635
ArcelorMittal (a)	19,723	303,107
Millicom International Cellular SA (a)	3,668	344,499
Tenaris SA (a)	4,315	75,513
Ternium SA ADR	5,661	110,786

		845,540

NETHERLANDS — 3.5%
Aegon NV	49,153	227,304
Akzo Nobel NV	8,462	397,762
ASML Holding NV	15,598	793,072
European Aeronautic Defence and Space Co. NV	13,293	471,333
Fugro NV	5,398	326,966
Heineken NV	8,194	427,850
ING Groep NV (b)	88,264	589,852
Koninklijke (Royal) KPN NV (a)	35,182	337,358
Koninklijke Ahold NV	36,998	458,912
Koninklijke DSM NV	9,102	448,175
Koninklijke Philips Electronics NV	29,432	581,550
Royal Dutch Shell PLC (Class A)	90,632	3,052,710
SBM Offshore NV (b)	11,459	158,290
TNT Express NV	13,200	154,767
TNT NV	14,495	59,783
Unilever NV	38,911	1,302,892
Wolters Kluwer NV	13,155	209,180

		9,997,756

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	249,992	395,834
Port of Tauranga, Ltd.	1,537	13,688

		409,522

NORWAY — 0.8%
DnB NOR ASA	32,476	322,059
Norsk Hydro ASA (a)	39,363	176,802
Orkla ASA	37,713	273,183
StatoilHydro ASA	26,607	632,898
Storebrand ASA (b)	27,560	107,515
Telenor ASA	21,898	364,325
Yara International ASA	9,728	423,522

		2,300,304

PORTUGAL — 0.1%
Banco Comercial Portugues SA (a)(b)	148,327	18,447
Mota — Engil SGPS SA	55,960	72,863
Portugal Telecom SGPS SA (a)	32,983	144,616

		235,926

SINGAPORE — 1.5%
Ascendas REIT	252,000	427,692
CapitaLand, Ltd.	126,000	268,551
City Developments, Ltd. (a)	65,000	574,676
Cosco Corp. Singapore, Ltd. (a)	263,000	203,458
Flextronics International, Ltd. (a)(b)	46,533	288,505
Genting Singapore PLC (a)	260,400	289,836
K-Green Trust	4,995	3,923
Keppel Corp., Ltd.	70,975	575,957
SembCorp Industries, Ltd.	136,000	550,742
Singapore Exchange, Ltd. (a)	63,000	313,806
UOL Group, Ltd.	139,000	540,946
Wilmar International, Ltd. (a)	62,000	176,681

		4,214,773

SOUTH KOREA — 4.7%
Cosmochemical Co., Ltd. (b)	6,490	65,730
Digitech Systems Co., Ltd. (a)(b)	9,480	98,910
Dongyang Mechatronics Corp.	8,210	93,185
Haansoft, Inc.	13,329	127,431
Hyundai Elevator Co., Ltd.	762	57,216
Hyundai Securities Co., Ltd.	120,620	894,106
INFINITT Co., Ltd. (b)	8,292	63,203
JNK Heaters Co., Ltd.	6,429	70,445
KIWOOM Securities Co., Ltd.	10,232	544,944
Koh Young Technology, Inc.	4,265	96,259
Korea Electric Power Corp. ADR (a)(b)	46,486	519,713
KT Corp. ADR	48,805	643,250
LG Display Co., Ltd. ADR (a)(b)	41,827	395,265
LG Electronics, Inc. (a)	2,694	143,479
POSCO ADR	15,516	1,248,107
Samsung Electronics Co., Ltd. GDR	13,721	7,292,711
SK Innovation Co., Ltd.	2,576	310,375
SK Telecom Co., Ltd. ADR (a)	57,911	700,723
Ubivelox, Inc. (b)	3,918	103,821

		13,468,873

SPAIN — 1.9%
Abertis Infraestructuras SA	7,677	103,709
Abertis Infraestructuras SA (b)	377	5,093
Acciona SA	2,060	123,131
Acerinox SA (a)	12,480	139,657
ACS, Actividades de Construccion y Servicios SA (a)	8,300	177,904
Banco Bilbao Vizcaya Argentaria SA	54,922	392,334
Banco de Sabadell SA (a)	38,143	74,205
Banco de Valencia SA (b)	33,774	6,215
Banco Popular Espanol SA (a)	5,897	13,343
Banco Santander SA	93,943	622,439
Distribuidora Internacional de Alimentacion SA (b)	15,066	70,933
Ebro Puleva SA	2,008	34,580
Enagas	18,870	344,118
Faes Farma SA	49,738	77,006
Ferrovial SA (a)	19,673	221,873
Gamesa Corp. Tecnologica SA (a)	14,576	26,063
Gestevision Telecinco SA (a)	22,988	111,645
Iberdrola SA (a)	106,370	502,024
Indra Sistemas SA (a)	17,776	165,265
Industria de Diseno Textil SA	3,091	319,812
NH Hoteles SA (a)(b)	41,998	108,994
Red Electrica Corporacion SA (a)	8,230	359,388
Repsol YPF SA (a)	26,997	433,053
Sacyr Vallehermoso SA (a)(b)	16,235	29,957
Telefonica SA	81,185	1,068,399

		5,531,140

SWEDEN — 2.5%
Alfa Laval AB	21,936	375,642
Assa Abloy AB (Class B) (a)	18,840	525,699
Atlas Copco AB (Class B)	41,487	789,782
Boliden AB	14,774	205,480

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Electrolux AB	14,192	$281,685
Hennes & Mauritz AB (Class B)	20,021	717,605
Investor AB	7,292	139,134
Kinnevik Investment AB (Class B)	16,766	336,418
Nordea Bank AB	49,251	423,839
Sandvik AB	30,216	386,762
Scania AB (Class B)	18,290	312,942
Securitas AB (Class B)	26,933	209,146
Skandinaviska Enskilda Banken AB (Class C)	43,679	274,576
Skanska AB (Class B)	22,832	349,638
Tele2 AB (Class B)	18,187	281,405
Telefonaktiebolaget LM Ericsson (Class B)	81,277	742,425
TeliaSonera AB	49,745	317,969
Volvo AB (Class A)	44,161	507,035

		7,177,182

SWITZERLAND — 7.0%
ABB, Ltd. (b)	53,408	871,795
Adecco SA (b)	5,879	260,875
Bachem Holding AG (Class B) (b)	5,527	198,540
Clariant AG (b)	20,278	199,781
Compagnie Financiere Richemont SA	7,594	416,005
Credit Suisse Group AG (b)	24,384	444,657
Geberit AG (b)	1,941	382,868
Holcim, Ltd. (b)	6,953	384,564
Julius Baer Group, Ltd. (b)	5,872	212,546
Kuehne & Nagel International AG	3,609	382,062
Lonza Group AG (b)	3,278	136,384
Nestle SA	77,375	4,622,880
Nobel Biocare Holding AG (b)	8,294	85,788
Novartis AG	61,026	3,410,750
PSP Swiss Property AG (b)	6,269	554,043
Roche Holding AG	16,864	2,914,897
SGS SA	254	476,334
STMicroelectronics NV	16,032	87,770
Sulzer AG	2,396	283,520
Swiss Life Holding AG (b)	1,672	157,307
Syngenta AG	2,720	929,082
The Swatch Group AG	1,492	588,761
UBS AG (b)	80,672	941,813
Wolseley PLC	12,186	454,319
Zurich Financial Services AG (b)	3,331	751,367

		20,148,708

UNITED KINGDOM — 18.1%
3i Group PLC	40,647	125,657
AMEC PLC	21,499	337,876
Anglo American PLC	31,824	1,042,461
AstraZeneca PLC	29,299	1,311,068
Aviva PLC	66,373	283,784
BAE Systems PLC	85,652	387,708
Balfour Beatty PLC	59,407	277,667
Barclays PLC	264,763	676,263
Barratt Developments PLC (b)	36,425	79,469
BG Group PLC	86,289	1,759,420
BHP Billiton PLC	53,157	1,505,737
BP PLC	450,476	2,981,284
British American Tobacco PLC	38,102	1,937,156
British Land Co. PLC	33,069	264,781
British Sky Broadcasting Group PLC	39,433	430,776
BT Group PLC	184,753	612,586
Burberry Group PLC	10,745	223,302
Cable & Wireless Communications PLC	88,521	41,097
Cable & Wireless Worldwide PLC	90,847	54,003
Cairn Energy PLC (b)	8,569	35,603
Capita Group PLC	38,525	396,385
Carnival PLC	8,640	295,692
Centrica PLC	118,452	590,800
Compass Group PLC	67,868	712,134
Diageo PLC	53,170	1,369,338
Experian PLC	42,290	597,300
FirstGroup PLC	30,416	107,005
G4S PLC	70,967	310,661
GlaxoSmithKline PLC	123,766	2,808,928
Hays PLC	135,533	156,563
HSBC Holdings PLC	398,055	3,503,113
ICAP PLC	31,254	165,444
Imperial Tobacco Group PLC	25,389	977,615
Informa PLC	44,935	267,888
Intercontinental Hotels Group PLC	23,460	564,816
International Power PLC	54,942	360,206
Invensys PLC	43,108	150,574
J Sainsbury PLC	47,862	226,259
Kingfisher PLC	90,856	409,554
Land Securities Group PLC	25,355	293,687
Legal & General Group PLC	188,494	376,354
Lloyds Banking Group PLC (b)	780,262	380,603
Lonmin PLC (a)	6,575	79,871
Man Group PLC	53,525	63,929
Marks & Spencer Group PLC	56,277	286,870
Mondi PLC	29,262	250,133
National Grid PLC	98,538	1,043,999
Next PLC	9,032	453,178
Old Mutual PLC	146,359	347,549
Pearson PLC	27,965	555,289
Persimmon PLC	25,171	240,430
Prudential PLC	64,678	748,658
Randgold Resources, Ltd.	4,047	364,030
Reckitt Benckiser Group PLC	17,380	917,288
Rentokil Initial PLC	134,889	155,607
Resolution, Ltd.	44,965	138,159
Rio Tinto PLC	32,429	1,535,562
Rolls-Royce Holdings PLC (b)	55,099	741,484
Royal Bank of Scotland Group PLC (b)	45,884	154,944
Royal Dutch Shell PLC (Class B)	61,845	2,158,268
RSA Insurance Group PLC	126,167	213,916
SABMiller PLC	23,201	929,755
Scottish & Southern Energy PLC	24,586	536,396
Serco Group PLC	40,161	337,629
Shire PLC	20,859	599,363
Smith & Nephew PLC	40,664	406,594
Smiths Group PLC	19,117	304,338
Standard Chartered PLC	41,139	893,341
Standard Life PLC	88,072	322,411
Tate & Lyle PLC	34,736	352,769
Tesco PLC	184,356	896,520
The Sage Group PLC	69,982	304,374
Tullow Oil PLC	29,206	673,380
Unilever PLC	35,010	1,177,301

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Vodafone Group PLC	1,115,332	$3,135,697
William Hill PLC	23,111	102,511
William Morrison Supermarkets PLC	85,426	356,538
WPP PLC	38,587	467,833
Xstrata PLC	46,785	586,012

		52,220,543

TOTAL COMMON STOCKS —
(Cost $297,262,576)		285,029,647

PREFERRED STOCKS — 0.1%
SOUTH KOREA — 0.1%
Hyundai Motor Co., Ltd.	1,690	109,927
Hyundai Securities Co., Ltd.	2	14

TOTAL PREFERRED STOCKS —
(Cost $104,270)		109,941

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Billabong International, Ltd. (expiring 7/17/12) (b)	28,777	1,622

CANADA — 0.0% (d)
Ivanhoe Mines, Ltd. (expiring 7/19/12) (a)(b)	7,428	6,703

SPAIN — 0.0% (d)
Repsol YPF SA (expiring 7/12/12) (a)(b)	26,997	18,981
Sacyr Vallehermoso SA (expiring 7/10/12) (a)(b)	16,235	1,442

		20,423

TOTAL RIGHTS —
(Cost $24,006)		28,748

SHORT TERM INVESTMENTS — 6.9%
UNITED STATES — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	19,707,111	19,707,111
State Street Institutional Liquid Reserves Fund 0.20% (g)(h)	224,042	224,042

TOTAL SHORT TERM INVESTMENTS —
(Cost $19,931,153)		19,931,153

TOTAL INVESTMENTS — 105.7%
(Cost $317,322,005)		305,099,489
OTHER ASSETS & LIABILITIES — (5.7)%		(16,356,579)

NET ASSETS — 100.0%		$288,742,910

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	10.4%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	7.1
Metals & Mining	6.2
Insurance	4.1
Chemicals	3.5
Semiconductors & Semiconductor Equipment	3.2
Machinery	3.0
Food Products	2.9
Automobiles	2.7
Real Estate Management & Development	2.5
Diversified Telecommunication Services	2.4
Wireless Telecommunication Services	2.4
Food & Staples Retailing	2.2
Trading Companies & Distributors	2.1
Beverages	2.0
Capital Markets	2.0
Electric Utilities	1.6
Industrial Conglomerates	1.5
Road & Rail	1.5
Construction & Engineering	1.5
Textiles, Apparel & Luxury Goods	1.3
Tobacco	1.3
Electronic Equipment, Instruments & Components	1.2
Multi-Utilities	1.2
Electrical Equipment	1.2
Hotels, Restaurants & Leisure	1.2
Media	1.2
Specialty Retail	1.0
Diversified Financial Services	1.0
Real Estate Investment Trusts	0.9
Health Care Equipment & Supplies	0.9
Energy Equipment & Services	0.9
Commercial Services & Supplies	0.9
Auto Components	0.8
Building Products	0.8
Software	0.8
Aerospace & Defense	0.7
Professional Services	0.7
Health Care Providers & Services	0.7
Household Durables	0.6
IT Services	0.6
Marine	0.6
Multiline Retail	0.5
Computers & Peripherals	0.5
Office Electronics	0.5
Household Products	0.4
Communications Equipment	0.4
Construction Materials	0.3
Gas Utilities	0.3
Biotechnology	0.3
Air Freight & Logistics	0.3
Transportation Infrastructure	0.2
Paper & Forest Products	0.2
Distributors	0.2
Life Sciences Tools & Services	0.2
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Independent Power Producers & Energy Traders	0.1
Containers & Packaging	0.1
Personal Products	0.1
Health Care Technology	0.0 ***
Short Term Investments	6.9
Other Assets & Liabilities	(5.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets and Sino-Forest Corp., which was Level 3 and part of Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 9.2%
Adelaide Brighton, Ltd.	658,655	$2,146,991
Ansell, Ltd.	56,078	758,772
Aristocrat Leisure, Ltd. (a)	283,041	800,762
Aurora Oil & Gas, Ltd. (a)(b)	253,891	809,381
Ausenco, Ltd.	142,249	520,550
AWE, Ltd. (b)	1,097,468	1,507,446
Bank of Queensland, Ltd. (a)	141,778	962,082
Bathurst Resources, Ltd. (a)(b)	466,520	181,718
Beach Energy, Ltd.	1,946,171	1,875,228
Billabong International, Ltd. (a)	212,031	233,643
BlueScope Steel, Ltd. (a)(b)	1,801,273	553,919
Boart Longyear Group	243,383	713,512
Bradken, Ltd. (a)	80,692	429,282
carsales.com, Ltd. (a)	153,953	946,857
Charter Hall Retail REIT (a)	197,772	671,024
Coal of Africa, Ltd. (a)(b)	286,747	164,601
Coalspur Mines, Ltd. (a)(b)	268,099	182,752
Consolidated Media Holdings, Ltd.	142,238	491,350
CSR, Ltd. (a)	291,085	417,727
Dart Energy, Ltd. (a)(b)	633,920	116,964
David Jones, Ltd. (a)	268,031	711,590
Downer EDI, Ltd. (b)	219,510	704,277
DUET Group (a)	388,488	732,724
Energy World Corp., Ltd. (a)(b)	555,705	210,761
FKP Property Group (a)	693,887	270,282
Fleetwood Corp., Ltd.	238,485	2,869,950
Goodman Fielder, Ltd. (a)	1,693,573	954,799
GrainCorp, Ltd.	106,167	1,033,852
Gryphon Minerals, Ltd. (a)(b)	204,583	142,601
Independence Group NL	116,589	412,308
Infigen Energy (a)(b)	787,796	181,694
Intrepid Mines, Ltd. (a)(b)	342,924	181,030
Investa Office Fund	369,801	1,027,265
Invocare, Ltd. (a)	536,443	4,432,041
IOOF Holdings, Ltd.	408,848	2,535,493
JB Hi-Fi, Ltd. (a)	169,181	1,536,492
Karoon Gas Australia, Ltd. (b)	127,849	528,138
Kingsgate Consolidated, Ltd. (a)	69,544	345,738
Linc Energy, Ltd. (a)(b)	202,971	143,558
Medusa Mining, Ltd.	99,313	491,698
Mirabela Nickel, Ltd. (a)(b)	300,977	80,214
Monadelphous Group, Ltd. (a)	142,923	3,202,561
Mount Gibson Iron, Ltd.	509,133	448,823
Myer Holdings, Ltd. (a)	300,245	497,042
Nufarm, Ltd. (a)	118,902	615,497
Oakton, Ltd. (a)	231,960	249,659
Pacific Brands, Ltd.	1,236,007	633,485
Paladin Energy, Ltd. (a)(b)	374,892	480,354
PaperlinX, Ltd. (b)	664,598	38,831
Perpetual, Ltd. (a)	21,688	509,096
Perseus Mining, Ltd. (b)	213,270	542,159
Platinum Australia, Ltd. (b)	610,876	41,954
Primary Health Care, Ltd. (a)	224,271	678,173
Programmed Maintenance Services, Ltd. (a)	253,132	625,330
Regis Resources, Ltd. (b)	236,725	948,781
Resolute Mining, Ltd. (b)	313,687	434,086
Roc Oil Co., Ltd. (b)	1,024,178	330,698
SAI Global, Ltd. (a)	897,510	4,397,565
Santos, Ltd.	40,067	437,403
Seek, Ltd. (a)	159,270	1,035,067
Sigma Pharmaceuticals, Ltd.	1,830,494	1,144,572
Silex Systems, Ltd. (b)	25,706	84,320
Southern Cross Media Group Ltd.	413,457	508,577
Spark Infrastructure Group	1,640,934	2,565,111
Spotless Group, Ltd.	433,441	1,132,962
St Barbara, Ltd. (b)	200,537	363,842
STW Communications Group, Ltd.	798,528	773,512
Sundance Resources, Ltd. (b)	1,268,314	429,028
Transfield Services, Ltd.	270,374	503,022
Western Areas NL (a)	97,341	405,104
White Energy Co., Ltd. (a)(b)	160,003	51,663
WHK Group, Ltd.	886,854	763,619

		58,882,962

AUSTRIA — 0.6%
Atrium European Real Estate, Ltd.	104,490	490,499
BWT AG	35,223	566,569
Intercell AG (a)(b)	69,083	170,079
Schoeller-Bleckmann Oilfield Equipment AG	26,149	2,117,164
Wienerberger AG (a)	64,390	606,401

		3,950,712

BELGIUM — 0.9%
AGFA-Gevaert NV (b)(c)	160,032	261,984
AGFA-Gevaert NV (a)(b)(c)	42,353	54
Barco NV	39,681	2,006,734
EVS Broadcast Equipment SA (a)	20,147	950,346
KBC Ancora (b)	24,774	215,360
Nyrstar (a)(b)	73,074	415,265
RHJ International (b)	186,199	836,487
Tessenderlo Chemie NV (a)(c)	41,869	1,067,991
Tessenderlo Chemie NV (b)(c)	1,969	372

		5,754,593

BERMUDA — 0.5%
Archer, Ltd. (b)	92,150	165,095
BW Offshore, Ltd.	111,757	121,261
Golden Ocean Group, Ltd.	367,734	239,405
Johnson Electric Holdings, Ltd.	983,000	596,883
Lancashire Holdings, Ltd.	56,798	709,561
Ship Finance International, Ltd. (a)	34,945	546,190
SmarTone Telecommunications Holding, Ltd.	240,772	462,495
Trinity, Ltd.	626,000	393,023

		3,233,913

CANADA — 9.3%
Advantage Oil & Gas, Ltd. (b)	135,823	399,695
Angle Energy, Inc. (b)	68,874	218,894
Argonaut Gold, Inc. (b)	68,592	516,736
AuRico Gold, Inc. (a)(b)	175,234	1,406,066
Aurizon Mines, Ltd. (b)	90,880	411,855
Avion Gold Corp. (b)	248,383	110,858
B2Gold Corp. (b)	159,251	478,011
Bankers Petroleum, Ltd. (a)(b)	128,034	223,552
Banro Corp. (b)	103,794	379,765
Birchcliff Energy, Ltd. (a)(b)	64,389	353,699
BlackPearl Resources, Inc. (a)(b)	159,776	471,750
Calfrac Well Services, Ltd. (a)	17,842	398,861
Capstone Mining Corp. (b)	170,010	371,889

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Celestica, Inc. (b)	111,542	$809,663
China Gold International Resources Corp., Ltd. (b)	83,996	264,483
Cineplex, Inc. (a)	30,960	929,908
Colossus Minerals, Inc. (b)	77,379	268,696
Copper Mountain Mining Corp. (b)	70,898	232,281
Corus Entertainment, Inc. (Class B) (a)	155,644	3,499,299
Cott Corp. (b)	76,943	627,952
Crew Energy, Inc. (b)	68,523	386,490
Denison Mines Corp. (a)(b)	231,614	308,985
Dundee Corp. (Class A) (b)	95,570	2,126,174
Eastern Platinum, Ltd. (b)	528,786	111,520
Endeavour Silver Corp. (a)(b)	47,781	385,735
Exeter Resource Corp. (a)(b)	67,707	112,242
Extorre Gold Mines, Ltd. (b)	50,944	210,382
FirstService Corp. (b)	69,314	1,936,400
Fortuna Silver Mines, Inc. (a)(b)	74,936	255,802
Freehold Royalties, Ltd. (a)	89,005	1,609,939
GMP Capital, Inc. (a)	104,113	570,888
Golden Star Resources, Ltd. (b)	374,370	433,328
Gran Tierra Energy, Inc. (b)	155,303	758,653
Great Basin Gold, Ltd. (b)	270,835	183,311
Great Canadian Gaming Corp. (a)(b)	121,126	1,080,029
Guardian Capital Group, Ltd.	340,316	3,137,937
Guyana Goldfields, Inc. (b)	49,406	112,920
Harry Winston Diamond Corp. (b)	46,808	530,318
Home Capital Group, Inc.	57,784	2,560,872
Ivanhoe Energy, Inc. (a)(b)	87,328	41,546
Jaguar Mining, Inc. (a)(b)	52,968	61,829
Just Energy Group, Inc. (a)	39,159	429,445
Keegan Resources, Inc. (a)(b)	52,307	156,493
Kirkland Lake Gold, Inc. (b)	43,222	464,675
Lake Shore Gold Corp. (a)(b)	221,737	197,931
Legacy Oil + Gas, Inc. (b)	74,043	408,182
Linamar Corp.	79,440	1,536,669
Lions Gate Entertainment Corp. (a)(b)	78,812	1,161,689
MAG Silver Corp. (b)	53,197	467,551
Major Drilling Group International, Inc.	102,224	1,180,221
Martinrea International, Inc. (b)	104,499	820,042
Mercator Minerals, Ltd. (a)(b)	180,983	97,642
Minera Andes Acquisition Corp. (b)	58,993	175,917
Mullen Group, Ltd. (a)	43,674	934,357
Nevsun Resources, Ltd.	106,578	346,043
North American Palladium, Ltd. (a)(b)	104,658	213,535
Northern Dynasty Minerals, Ltd. (a)(b)	58,352	136,228
NuVista Energy, Ltd. (b)	148,732	523,761
OceanaGold Corp. (b)	163,461	312,668
Oilsands Quest, Inc. (a)(b)	860,904	36,588
Open Range Energy Corp. (b)	39,648	39,669
Pace Oil and Gas, Ltd. (b)	53,609	160,914
Pan American Silver Corp.	24,006	405,732
Pason Systems, Inc. (a)	41,910	611,723
Pengrowth Energy Corp.	79,464	503,544
Polymet Mining Corp. (a)(b)	208,520	173,860
Poseidon Concepts Corp. (a)	38,540	471,425
Premier Gold Mines, Ltd. (a)(b)	72,925	314,748
Pretium Resources, Inc. (a)(b)	43,151	597,667
Queenston Mining, Inc. (b)	64,911	217,760
Questerre Energy Corp. (b)	140,829	102,225
Rubicon Minerals Corp. (a)(b)	130,501	398,115
Russel Metals, Inc. (a)	88,423	2,177,941
Sabina Gold & Silver Corp. (b)	77,894	152,052
Savanna Energy Services Corp.	112,858	845,785
Seabridge Gold, Inc. (b)	21,915	318,799
ShawCor, Ltd. (Class A) (a)	30,485	1,101,940
Sherritt International Corp. (a)	162,958	783,260
Silvercorp Metals, Inc. (a)	91,109	504,051
Stantec, Inc. (a)	75,741	2,154,582
Tanzanian Royalty Exploration Corp. (a)(b)	73,673	299,910
Tesco Corp. (a)(b)	29,125	349,500
Thompson Creek Metals Co., Inc. (a)(b)	97,499	311,783
TMX Group, Inc.	23,782	1,082,431
Torex Gold Resources, Inc. (b)	232,334	376,037
Transcontinental, Inc. (Class A) (a)	41,480	377,997
TransGlobe Energy Corp. (a)(b)	52,794	469,188
Uni-Select, Inc. (a)	94,952	2,629,354
WestJet Airlines, Ltd.	111,845	1,749,892
Westport Innovations, Inc. (a)(b)	24,471	897,514
Wi-Lan, Inc. (a)	71,879	353,243

		59,821,491

CHINA — 2.4%
Allied Properties HK, Ltd.	5,032,791	642,331
Cafe de Coral Holdings, Ltd.	1,341,867	3,572,269
China Gas Holdings, Ltd. (a)	2,582,000	1,284,867
Chow Sang Sang Holding International, Ltd. (a)	939	1,816
Daphne International Holdings, Ltd. (a)	582,000	586,738
Far East Consortium International, Ltd.	3,935,540	725,529
G-Resources Group, Ltd. (b)	9,792,000	549,130
Hi Sun Technology China, Ltd. (b)	1,239,000	146,951
HKR International, Ltd.	2,809,579	1,032,288
K Wah International Holdings, Ltd. (a)	2,779,300	1,082,074
Midland Holdings, Ltd.	809,790	389,400
Road King Infrastructure, Ltd.	1,251,544	801,894
Shun Tak Holdings, Ltd. (a)	1,146,749	394,725
Techtronic Industries Co., Ltd.	1,537,500	1,928,602
Texwinca Holdings, Ltd.	2,110,050	1,985,776
Xinyi Glass Holdings Co., Ltd.	102,048	54,070

		15,178,460

CYPRUS — 0.0% (d)
Ocean Rig UDW, Inc. (a)(b)	1,920	25,939

DENMARK — 1.3%
Amagerbanken A/S (e)	308,573	0
Bang & Olufsen A/S (b)	34,689	373,051
D/S Norden A/S	15,475	410,504
East Asiatic Co., Ltd. A/S	37,641	918,825
Genmab A/S (b)	42,290	421,947
GN Store Nord A/S	211,475	2,557,612
IC Companys A/S	27,826	463,118
Jyske Bank A/S (b)	29,472	794,882
NeuroSearch A/S (b)	35,901	19,488
NKT Holding A/S (a)	11,739	380,733
SimCorp A/S	9,009	1,551,685

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Sydbank A/S (b)	30,866	$500,278

		8,392,123

FINLAND — 1.7%
Amer Sports Oyj (Class A)	175,516	2,001,306
Atria PLC	63,745	408,523
Citycon Oyj	273,386	773,677
Cramo Oyj	77,822	971,798
HKScan Oyj (a)	133,075	640,051
Lassila & Tikanoja Oyj (b)	85,975	1,021,238
Outokumpu Oyj (b)	359,001	348,982
Outotec Oyj (a)	18,035	821,884
Poyry Oyj (a)	90,806	478,235
Talvivaara Mining Co. PLC (b)	87,868	236,399
Tieto Oyj (a)	74,694	1,192,464
Vacon Oyj (a)	44,300	1,900,199

		10,794,756

FRANCE — 2.0%
Canal +	40,952	220,873
Carbone Lorraine SA	37,393	936,497
Club Mediterranee SA (b)	36,345	622,669
GL Events SA	34,010	641,795
Groupe Steria SCA	35,948	556,106
IMS International Metal Service (b)	41,809	438,787
IPSOS (a)	85,029	2,504,500
Rubis	68,951	3,548,217
Saft Groupe SA	48,928	1,173,540
Sequana (a)(b)	86,497	187,705
Societe de la Tour Eiffel	15,826	792,715
SOITEC (a)(b)	141,893	518,239
Teleperformance	22,654	499,946
UbiSoft Entertainment SA (b)	65,566	438,831

		13,080,420

GERMANY — 2.8%
Aareal Bank AG (b)	25,021	410,724
Demag Cranes AG	1,012	65,306
Deutsche Wohnen AG	154,919	2,609,865
Dialog Semiconductor PLC (b)	38,376	694,721
DIC Asset AG	57,883	499,504
Freenet AG (a)	55,049	800,944
Gerresheimer AG (b)	25,576	1,203,838
Gildemeister AG	79,651	1,253,911
Indus Holding AG (a)	72,590	1,996,708
Jenoptik AG	161,360	1,023,870
Kloeckner & Co. SE (b)	48,420	495,389
Kontron AG	91,257	562,835
KUKA AG (b)	54,710	1,231,336
Leoni AG	46,307	1,764,446
MLP AG	67,166	429,083
Nordex SE (a)(b)	42,281	159,199
Patrizia Immobilien AG (b)	111,944	625,075
Solar Millennium AG (b)	24,804	2,298
Solarworld AG (a)	54,647	95,911
TUI AG (a)(b)	98,027	586,303
Wincor Nixdorf AG (a)	17,421	618,585
Wirecard AG	52,760	1,023,743

		18,153,594

GIBRALTAR — 0.1%
PartyGaming PLC	357,557	616,891

GREECE — 0.5%
Alpha Bank AE (b)	276,260	441,741
Diana Containerships, Inc.	953	7,071
Diana Shipping, Inc. (b)	93,036	723,820
DryShips, Inc. (b)	212,063	464,418
EFG Eurobank Ergasias (b)	181,791	173,719
Ellaktor SA	131,917	184,150
Fourlis Holdings SA (b)	56,481	73,828
Hellenic Exchanges SA	91,199	312,487
Marfin Investment Group SA (b)	450,984	136,212
Titan Cement Co. SA (b)	28,958	510,813
TT Hellenic Postbank SA (b)	129,076	63,065

		3,091,324

HONG KONG — 1.0%
Ajisen China Holdings, Ltd. (a)	365,000	250,804
Champion REIT	189	78
China Grand Forestry Green Resources Group, Ltd. (b)	776,103	58,031
China Mining Resources Group, Ltd. (a)(b)(f)	20,920,000	0
China Oil and Gas Group, Ltd. (a)(b)	3,880,000	365,148
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	2,290,000	380,838
Emperor Watch & Jewellery, Ltd. (a)	1,930,000	174,169
Giordano International, Ltd. (a)	3,112,000	2,194,530
Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,234,000	571,116
Kingdee International Software Group Co., Ltd. (a)(b)	1,236,000	229,454
Mongolia Energy Co., Ltd. (b)	3,180,723	168,122
Pacific Basin Shipping, Ltd. (a)	1,594,000	678,136
Peace Mark (Holdings), Ltd. (b)(e)	504,228	0
Skyworth Digital Holdings, Ltd. (a)	1,341,009	591,252
Xingda International Holdings, Ltd. (a)	689,000	223,838
Yanchang Petroleum International, Ltd. (b)	4,540,000	351,173

		6,236,689

IRELAND — 1.4%
C&C Group PLC	291,870	1,255,648
Glanbia PLC	47,988	355,651
Kenmare Resources PLC (b)	1,134,463	702,843
Kingspan Group PLC	128,962	1,047,419
Paddy Power PLC	75,026	4,907,248
Smurfit Kappa Group PLC	66,695	448,588

		8,717,397

ISRAEL — 0.7%
Clal Insurance Enterprise Holdings, Ltd.	20,480	197,559
Israel Discount Bank, Ltd. (Class A) (b)	432,741	440,809
Migdal Insurance & Financial Holding, Ltd.	256,709	298,223
NICE Systems, Ltd. (b)	39,700	1,439,794
Oil Refineries, Ltd. (b)	889,004	430,492
Osem Investments, Ltd.	30,281	410,603
Partner Communications Co., Ltd.	63,013	251,591
Paz Oil Co., Ltd.	4,875	546,373
Shufersal, Ltd.	57,259	137,903

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Strauss Group, Ltd. (b)	30,189	$290,211

		4,443,558

ITALY — 1.6%
Amplifon SpA	303,879	1,421,460
Astaldi SpA	234,308	1,488,230
Banca Popolare dell’Etruria e del Lazio Scrl	237,784	312,322
Banca Popolare di Milano Scarl (a)(b)	1,607,047	764,784
Digital Multimedia Technologies SpA (b)	31,244	657,004
Esprinet SpA	102,585	416,073
IMMSI SpA	770,451	400,678
Interpump Group SpA	323,339	2,462,000
Saras SpA (b)	267,062	260,456
Sorin SpA (b)	1,007,260	2,193,500

		10,376,507

JAPAN — 31.6%
Alps Electric Co., Ltd. (a)	192,336	1,342,664
Anritsu Corp. (a)	63,000	707,457
Asahi Holdings, Inc. (a)	49,673	1,002,300
Bank of the Ryukyus, Ltd. (a)	148,500	1,846,246
Best Denki Co., Ltd. (a)(b)	249,769	450,767
Calbee, Inc.	14,000	876,426
Capcom Co., Ltd.	22,600	470,751
Casio Computer Co., Ltd. (a)	107,600	699,892
Central Glass Co., Ltd.	556,145	2,146,794
COMSYS Holdings Corp.	222,350	2,602,769
Daifuku Co., Ltd.	129,500	809,882
Daihen Corp.	259,000	876,426
DAIICHI CHUO KISEN KAISHA (a)(b)	343,834	387,831
Dainippon Screen Manufacturing Co., Ltd.	262,000	1,897,932
Daiwa Office Investment Corp.	317	834,712
DCM Japan Holdings Co., Ltd. (a)	180,333	1,276,954
DIC Corp. (a)	292,000	563,579
Doutor Nichires Holdings Co., Ltd.	178,532	2,286,749
DTS Corp.	95,882	1,206,486
eAccess, Ltd. (a)	1,330	258,866
Ebara Corp.	124,000	475,548
EDION Corp. (a)	107,800	539,068
FCC Co., Ltd. (a)	107,548	1,792,691
Frontier Real Estate Investment Corp. (a)	84	673,769
Fukuoka REIT Corp.	317	2,181,138
Furukawa Co., Ltd. (a)(b)	767,387	682,848
Glory, Ltd.	78,200	1,623,000
H2O Retailing Corp. (a)	259,000	2,587,079
Hanwa Co., Ltd.	433,000	1,638,877
Haseko Corp. (a)(b)	722,500	525,191
Heiwa Real Estate Co., Ltd.	353,000	818,461
Hitachi Kokusai Electric, Inc. (a)	184,372	1,441,887
Hitachi Zosen Corp.	871,500	1,059,475
Horiba, Ltd.	54,713	1,906,281
Hosiden Corp.	122,400	773,150
Hulic Co., Ltd. (a)(b)	119,300	653,391
Iino Kaiun Kaisha, Ltd. (a)	151,100	715,827
IT Holdings Corp.	101,308	1,203,659
Izumiya Co., Ltd.	268,000	1,346,886
Japan Airport Terminal Co., Ltd. (a)	102,600	1,244,727
Japan Aviation Electronics Industry, Ltd.	173,000	1,506,893
Japan Excellent, Inc. (a)	265	1,318,524
Japan Logistics Fund, Inc.	265	2,348,101
Japan Prime Realty Investment Corp. (a)	308	865,442
Juki Corp. (a)	165,332	275,588
Kanematsu Corp. (a)(b)	815,698	909,852
Katakura Industries Co., Ltd.	103,574	926,831
Kawasaki Kisen Kaisha, Ltd. (a)(b)	346,000	676,476
Kayaba Industry Co., Ltd. (a)	322,832	1,436,337
Kitz Corp.	182,800	776,654
Kiyo Holdings, Inc.	1,246,000	1,811,455
Komori Corp.	118,636	823,717
Kurabo Industries, Ltd.	762,000	1,327,460
Kyowa Exeo Corp.	145,200	1,474,019
Makino Milling Machine Co., Ltd. (a)	183,000	1,100,890
Marudai Food Co., Ltd. (a)	574,656	2,196,642
Maruha Nichiro Holdings, Inc.	821,485	1,297,244
Marusan Securities Co., Ltd. (a)	177,798	635,072
Meidensha Corp.	76,000	284,798
Mirait Holdings Corp.	99,100	705,462
Mitsui Mining & Smelting Co., Ltd.	722,000	1,565,434
Mitsui-Soko Co., Ltd.	315,000	1,148,828
Mitsumi Electric Co., Ltd. (b)	46,700	327,760
Nakanishi, Inc.	8,383	852,063
NET One Systems Co., Ltd. (a)	202,400	2,681,248
Neturen Co., Ltd.	225,103	1,785,815
Nichi-iko Pharmaceutical Co., Ltd. (a)	18,100	398,341
Nihon Dempa Kogyo Co., Ltd. (a)	26,700	326,597
Nihon Kohden Corp.	74,300	2,254,422
Nikkiso Co., Ltd.	247,000	2,581,752
Nippon Accommodations Fund, Inc.	269	1,742,988
Nippon Carbon Co., Ltd.	248,712	607,831
Nippon Konpo Unyu Soko Co., Ltd.	243,200	3,075,433
Nippon Light Metal Co., Ltd.	1,554,000	1,986,565
Nippon Seiki Co., Ltd.	80,000	816,142
Nippon Shinyaku Co., Ltd.	236,000	2,957,764
Nippon Soda Co., Ltd.	272,000	1,084,046
Nippon Suisan Kaisha, Ltd. (a)	433,099	1,172,445
Nippon Thompson Co., Ltd. (a)	241,000	1,138,702
Nishimatsu Construction Co., Ltd.	730,000	1,390,650
Nishimatsuya Chain Co., Ltd. (a)	126,393	1,045,487
Nissan Chemical Industries, Ltd.	77,200	748,876
Nissha Printing Co., Ltd. (a)(b)	22,100	246,233
Nisshin Steel Co., Ltd. (a)	359,000	499,423
Nitto Boseki Co., Ltd. (a)	562,153	1,747,261
NOF Corp.	481,000	2,393,245
Nomura Real Estate Office Fund, Inc.	129	726,726
NSD Co., Ltd.	100,808	822,484
Okasan Securities Group, Inc.	274,682	1,070,637
Oki Electric Industry Co., Ltd. (a)(b)	1,508,000	2,419,150
Orix JREIT, Inc.	436	1,956,235
Osaka Securities Exchange Co., Ltd. (a)	309	1,742,700
OSG Corp.	154,900	2,211,193
Park24 Co., Ltd. (a)	201,913	2,975,933
Pioneer Corp. (a)(b)	123,200	430,791
Point, Inc.	25,740	885,528
Premier Investment Corp.	509	1,785,551
Rengo Co., Ltd.	220,000	1,370,347

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Rohto Pharmaceutical Co., Ltd.	198,000	$2,543,552
Ryohin Keikaku Co., Ltd. (a)	32,503	1,763,855
Sakai Chemical Industry Co., Ltd.	335,565	1,122,896
Sanden Corp. (a)	433,000	1,514,062
Sankyu, Inc.	285,000	1,014,413
Sanyo Shokai, Ltd.	216,000	693,019
Sanyo Special Steel Co., Ltd. (a)	232,937	1,001,346
Sapporo Holdings, Ltd. (a)	179,000	574,308
Sato Corp.	128,400	1,895,666
Sawai Pharmaceutical Co., Ltd. (a)	7,600	817,245
SBI Holdings, Inc. (a)	9,284	680,679
Seiren Co., Ltd.	208,600	1,487,572
Senshu Ikeda Holdings, Inc. (a)	531,800	713,155
Shima Seiki Manufacturing, Ltd.	75,125	1,170,327
Shimachu Co., Ltd.	101,900	2,225,989
Shochiku Co., Ltd. (a)	499,000	4,890,563
Sinfonia Technology Co., Ltd. (a)	490,000	994,862
SMK Corp.	257,343	845,017
Star Micronics Co., Ltd. (a)	70,600	680,429
Sumitomo Osaka Cement Co., Ltd. (a)	1,006,793	3,318,543
Tadano, Ltd.	177,526	1,308,250
Taiyo Yuden Co., Ltd. (a)	53,500	518,975
Takara Holdings, Inc. (a)	316,000	2,027,723
Takasago International Corp.	331,694	1,650,364
Takuma Co., Ltd. (a)	273,000	1,293,320
The 77 Bank, Ltd.	112,000	459,005
The Bank of Nagoya, Ltd.	261,000	801,416
The Bank of Okinawa, Ltd.	52,700	2,248,947
The Ehime Bank, Ltd.	738,000	2,025,592
The Eighteenth Bank, Ltd.	708,730	1,865,313
The Hokuetsu Bank, Ltd.	993,000	1,941,446
The Michinoku Bank, Ltd.	692,000	1,378,970
The Minato Bank, Ltd.	811,000	1,382,329
The Miyazaki Bank, Ltd.	670,000	1,679,408
The Musashino Bank, Ltd.	44,700	1,310,356
The Oita Bank, Ltd.	445,000	1,450,056
The Tochigi Bank, Ltd.	269,000	846,209
The Tokyo Tomin Bank, Ltd.	48,400	484,061
Toagosei Co., Ltd.	589,818	2,291,560
TOC Co., Ltd. (a)	208,900	1,193,864
Toei Co., Ltd. (a)	320,000	1,515,979
Toho Holdings Co., Ltd.	79,319	1,603,478
Toho Zinc Co., Ltd. (a)	252,000	985,387
Tokai Carbon Co., Ltd.	79,000	344,554
Tokai Tokyo Financial Holdings, Inc.	261,000	932,260
Tokuyama Corp. (a)	163,000	398,358
Tokyo Dome Corp. (b)	257,000	760,145
Tokyo Tatemono Co., Ltd. (b)	234,000	871,011
TOMONY Holdings, Inc.	283,200	1,125,133
Topy Industries, Ltd.	782,381	2,216,043
Toyo Corp/Chuo-ku (a)	178,248	1,903,337
Toyo Tire & Rubber Co., Ltd.	434,000	1,457,727
Toyobo Co., Ltd. (a)	1,059,788	1,461,044
Ulvac, Inc. (a)(b)	50,300	458,935
Unitika, Ltd. (b)	1,072,000	577,717
UNY Co., Ltd.	76,200	831,811
Yamato Kogyo Co., Ltd. (a)	27,000	747,161
Yodogawa Steel Works, Ltd.	450,000	1,725,780
Zenrin Co., Ltd.	57,677	566,722

		202,685,763

LUXEMBOURG — 0.1%
AZ Electronic Materials SA	140,029	630,334

NETHERLANDS — 1.8%
Aalberts Industries NV	99,101	1,539,353
AerCap Holdings NV (b)	72,082	813,085
ASM International NV (a)	74,324	2,820,194
BinckBank NV	40,641	330,083
CSM (a)	33,840	623,556
Eurocommercial Properties NV	17,042	589,340
Exact Holding NV (a)	51,503	1,127,131
Koninklijke BAM Groep NV (a)	123,993	347,908
Mediq NV	179,855	2,214,205
Ordina NV (b)	101,277	116,444
VistaPrint NV (a)(b)	26,166	845,162
Wereldhave NV	8,097	519,632

		11,886,093

NEW ZEALAND — 0.4%
Fisher & Paykel Appliances Holdings, Ltd. (b)	1,051,998	460,821
Fisher & Paykel Healthcare Corp., Ltd. (a)	826,755	1,309,073
Nuplex Industries, Ltd. (a)	135,016	271,298
Sky City Entertainment Group Ltd.	276,240	754,895

		2,796,087

NORWAY — 1.4%
Algeta ASA (b)	22,669	648,290
Deep Sea Supply PLC (b)	184,569	324,462
DNO International ASA (a)(b)	1,020,883	1,178,117
Ekornes ASA	92,409	1,321,361
Norske Skogindustrier ASA (a)(b)	274,319	188,742
Norwegian Property ASA (a)	434,015	593,586
ProSafe SE	128,907	933,551
Renewable Energy Corp. ASA (a)(b)	263,098	96,928
Songa Offshore SE (a)(b)	134,865	320,348
Tomra Systems ASA	203,914	1,732,315
Veidekke ASA	272,041	1,935,811

		9,273,511

PORTUGAL — 0.2%
Altri SGPS SA	374,964	497,261
Semapa-Sociedade de Investimento e Gestao, SGPS, SA (a)	151,663	948,867

		1,446,128

SINGAPORE — 2.5%
Bukit Sembawang Estates, Ltd.	277,080	1,023,630
Cape PLC	59,586	246,074
CapitaCommercial Trust (a)	818	817
China Yuchai International, Ltd. (a)	22,552	308,286
Cosco Corp. Singapore, Ltd. (a)	573,000	443,274
Ezra Holdings, Ltd. (a)(b)	508,599	427,580
Haw Par Corp., Ltd.	821,352	3,890,205
Hong Leong Finance, Ltd. (a)	1,796,656	3,361,284
Mapletree Industrial Trust	732,000	699,179
Mapletree Logistics Trust (a)	4,400,201	3,404,008
Miclyn Express Offshore, Ltd.	384,963	801,051
Wing Tai Holdings, Ltd.	1,355,000	1,427,948

		16,033,336

SOUTH KOREA — 6.8%
Asiana Airlines (b)	162,558	1,054,530

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Capro Corp.	14,530	$211,857
Cheil Communications, Inc.	210,607	3,346,617
CJ E&M Corp. (b)	9,960	230,445
Daum Communications Corp. (a)	17,644	1,575,921
DGB Financial Group, Inc.	67,570	817,082
Dong-A Pharmaceutical Co., Ltd.	13,218	969,408
Dongkuk Steel Mill Co., Ltd.	20,260	270,640
Eugene Investment & Securities Co., Ltd. (b)	76,989	187,540
Fila Korea, Ltd.	5,621	380,344
GemVax & Kael Co., Ltd. (b)	10,637	333,407
Grand Korea Leisure Co., Ltd.	19,140	394,381
Green Cross Corp.	3,001	390,404
Hana Tour Service, Inc. (a)	25,322	983,829
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	16,360	201,402
Hanjin Shipping Co., Ltd. (a)(b)	45,098	574,873
Hanmi Pharm Co., Ltd. (b)	9,966	577,764
Hansol Paper Co. (a)	77,269	534,309
Hanwha Securities Co.	116,342	416,468
Hite Jinro Co. Ltd.	27,534	519,260
Hotel Shilla Co., Ltd.	62,501	3,034,056
Humax Co., Ltd. (a)	45,662	390,699
Hyundai Development Co.	28,440	599,665
Hyundai Elevator Co., Ltd.	2,929	219,928
Hyundai Greenfood Co., Ltd.	34,780	502,562
Hyundai Marine & Fire Insurance Co., Ltd.	7	181
Hyundai Securities Co., Ltd.	74,160	549,717
Jeonbuk Bank	246,954	1,006,919
Korea Express Co., Ltd. (b)	6,926	472,275
Korea Investment Holdings Co., Ltd.	23,120	767,067
Korean Reinsurance Co.	125,258	1,219,389
KP Chemical Corp. (a)	24,750	286,321
KT Skylife Co., Ltd. (b)	13,188	260,801
Kumho Tire Co, Inc. (a)(b)	54,490	727,897
LG Fashion Corp.	10,930	272,928
LG International Corp. (a)	67,268	2,073,218
LG Life Sciences, Ltd. (a)(b)	24,350	727,088
LIG Insurance Co., Ltd.	58,040	1,193,384
Lotte Chilsung Beverage Co., Ltd.	381	487,997
LS Industrial Systems Co., Ltd.	9,678	546,703
MegaStudy Co., Ltd.	5,614	382,322
Melfas, Inc. (a)	13,019	202,330
Meritz Finance Holdings Co. Ltd. (b)	86,708	181,312
Meritz Fire & Marine Insurance Co., Ltd.	115,748	1,131,861
Meritz Securities Co., Ltd.	763,377	547,864
Mirae Asset Securities Co., Ltd.	13,897	376,136
Neowiz Games Corp. (b)	8,907	173,031
NongShim Co., Ltd.	2,411	434,689
Poongsan Corp.	56,113	1,322,784
S1 Corp/Korea	12,416	623,320
Samsung Fine Chemicals Co., Ltd.	28,426	1,484,153
Samyang Corp. (b)	2,140	87,255
Samyang Holdings Corp.	2,780	117,841
Seoul Semiconductor Co., Ltd. (a)	20,862	448,988
SFA Engineering Corp. (a)	42,893	2,029,773
SK Broadband Co., Ltd. (b)	147,969	376,592
SK Chemicals Co., Ltd. (a)	30,568	1,539,943
STX Offshore & Shipbuilding Co., Ltd.	26,393	240,806
STX Pan Ocean Co., Ltd. (a)	59,679	234,475
Taekwang Industrial Co., Ltd.	462	337,621
Tong Yang Securities, Inc.	68,490	244,874
Woori Investment & Securities Co., Ltd.	62,883	606,677
Yuhan Corp. (a)	10,760	1,254,167

		43,688,090

SPAIN — 1.3%
Amper SA (b)	137,889	348,226
Campofrio Food Group SA	190,014	1,454,058
Construcciones y Auxiliar de Ferrocarriles SA	5,478	2,551,331
Ercros SA (b)	423,469	241,294
Faes Farma SA (a)	214,839	332,623
Gamesa Corp. Tecnologica SA (a)	74,930	133,982
Tubacex SA (a)(b)	252,850	510,198
Tubos Reunidos SA (a)	302,109	609,592
Vidrala SA	73,784	1,770,649
Zeltia SA (a)(b)	146,865	239,497

		8,191,450

SWEDEN — 1.8%
Axfood AB	12,851	409,227
Axis Communications AB	28,026	609,049
Betsson AB (b)	23,301	695,411
Carnegie Investment Bank AB (a)(b)(e)	59,625	0
Fabege AB	78,623	616,236
Great Portland Estates PLC	120,697	744,735
Haldex AB (a)	174,551	781,413
Intrum Justitia AB	110,927	1,615,114
JM AB	54,724	965,265
Kungsleden AB	169,548	859,727
New Wave Group AB (Class B)	214,320	785,567
Nobia AB (a)(b)	99,360	300,855
PA Resources AB (b)	675,995	108,709
SAS AB (a)(b)	154,211	121,762
TradeDoubler AB	95,461	233,729
Wihlborgs Fastigheter AB	197,169	2,649,430

		11,496,229

SWITZERLAND — 2.3%
Basilea Pharmaceutica AG (b)	9,550	453,032
Belimo Holding AG	2,500	4,344,955
Daetwyler Holding AG	32,535	2,323,683
Georg Fischer AG (b)	3,208	1,105,769
Kudelski SA (b)	66,877	508,732
Kuoni Reisen Holding (Class B) (b)	4,799	1,470,375
Meyer Burger Technology AG (a)(b)	18,208	281,825
Mobimo Holding AG (b)	3,196	739,824
Nobel Biocare Holding AG (b)	49,598	513,010
Temenos Group AG (b)	74,889	1,238,260
Valora Holding AG	8,768	1,633,173

		14,612,638

UNITED KINGDOM — 12.6%
Afren PLC (b)	542,335	882,099
Allied Gold Mining PLC (b)	121,071	265,851
Ashtead Group PLC	267,876	1,091,970
Aveva Group PLC	35,537	908,530

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Barratt Developments PLC (b)	466,581	$1,017,946
Bellway PLC	94,577	1,238,633
Bodycote PLC	216,484	1,131,362
Booker Group PLC	792,566	1,131,221
Bovis Homes Group PLC	186,202	1,375,257
Britvic PLC	234,442	1,213,077
BTG PLC (b)	163,354	1,044,835
Cable & Wireless Communications PLC	1,342,253	623,156
Cable & Wireless Worldwide PLC	1,509,215	897,142
Capital & Counties Properties PLC	286,724	942,597
Centamin PLC (b)	453,537	492,610
Chemring Group PLC	217,628	936,633
CSR PLC	154,371	533,640
Dairy Crest Group PLC	177,416	918,563
Debenhams PLC	555,044	753,033
Domino’s Pizza UK & IRL PLC	57,011	460,060
DS Smith PLC	730,264	1,688,294
DSG International PLC (b)	2,141,484	615,334
Elementis PLC	914,672	2,847,716
EnQuest PLC (b)	306,515	517,772
Enterprise Inns PLC (b)	444,763	456,921
Fenner PLC	363,806	2,061,620
Filtrona PLC	81,382	610,775
Galiform PLC	321,292	642,511
Galliford Try PLC	128,636	1,275,118
Game Group PLC (f)	573,405	0
Gem Diamonds, Ltd. (b)	92,064	283,020
Hays PLC	584,461	675,148
Heritage Oil PLC (a)(b)	124,793	240,750
Hikma Pharmaceuticals PLC	61,226	626,595
Home Retail Group PLC (a)	343,693	456,319
Hunting PLC	65,340	739,412
Imagination Technologies Group PLC (b)	109,496	801,334
Intermediate Capital Group PLC	175,048	741,845
International Personal Finance	298,750	1,120,362
Interserve PLC	191,571	937,465
ITE Group PLC	520,248	1,578,111
J.D. Wetherspoon PLC	161,465	1,079,351
Jardine Lloyd Thompson Group PLC	3,048	33,464
Jazztel PLC (b)	83,301	472,538
JKX Oil & Gas PLC (b)	69,676	109,557
Jupiter Fund Management PLC	193,320	652,514
Keller Group PLC	100,695	570,935
Kesa Electricals PLC (a)	259,287	201,306
Kier Group PLC	59,346	1,170,962
Ladbrokes PLC	292,611	721,463
Laird PLC	205,771	603,850
Lamprell PLC	89,819	141,581
Mcbride PLC (b)	150,476	292,658
Melrose PLC	454,305	2,651,416
Michael Page International PLC	273,231	1,602,346
Micro Focus International PLC	89,747	746,751
Mitchells & Butlers PLC (b)	229,480	900,540
Mitie Group PLC	508,544	2,075,423
Morgan Crucible Co. PLC	323,015	1,410,973
Morgan Sindall PLC	67,390	628,902
N Brown Group PLC	256,090	981,668
National Express Group PLC	209,731	704,617
Ophir Energy PLC (b)	113,146	1,029,290
Pace PLC	185,674	302,869
PayPoint PLC	107,124	1,182,851
Premier Farnell PLC	471,103	1,279,778
Premier Foods PLC (b)	147,250	197,466
Punch Taverns PLC (b)	1,199,822	119,122
PV Crystalox Solar PLC (b)	424,582	51,943
Redrow PLC (b)	308,173	584,375
Regus PLC	317,112	447,140
Renishaw PLC	19,532	428,890
Restaurant Group PLC	341,002	1,583,140
RPS Group PLC	310,368	1,014,971
Salamander Energy PLC (b)	90,031	241,044
Senior PLC	675,902	1,988,783
Shaftesbury PLC	328,384	2,649,953
Shanks Group PLC	424,384	508,205
SIG PLC	321,528	488,163
SOCO International PLC (b)	106,576	483,759
Spirent Communications PLC	344,404	866,990
Spirit Pub Co. PLC	232,719	185,242
Taylor Wimpey PLC	1,438,713	1,078,180
Telecity Group PLC (b)	110,972	1,397,654
Tullett Prebon PLC	258,711	1,152,402
Ultra Electronics Holdings PLC	52,339	1,302,786
Unite Group PLC	292,965	886,837
Victrex PLC	156,982	3,129,437
WH Smith PLC	171,374	1,463,570
Wincanton PLC (b)	235,307	152,240
Yell Group PLC (a)(b)	1,888,281	45,906

		80,770,438

UNITED STATES — 0.0% (d)
Molycorp, Inc. (b)	7,265	156,561

TOTAL COMMON STOCKS —
(Cost $761,187,159)		634,417,987

PREFERRED STOCK — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Hyundai Securities Co., Ltd. (Cost $246,036)	33,293	226,149

RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Sequana Capital (expired 6/27/12) (a)(b)(e) (Cost $567,185)	89,031	47,454

WARRANTS — 0.0% (d)
CANADA — 0.0% (d)
Kinross Gold Corp. (expiring 9/17/14) (b)	463	182

FRANCE — 0.0% (d)
UbiSoft Entertainment SA (expiring 10/10/13) (b)	67,783	2,236

ITALY — 0.0% (d)
Interpump Group SpA (expiring 10/31/12) (b)	8	6

TOTAL WARRANTS —
(Cost $2,207)		2,424

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 10.9%
UNITED STATES — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	67,738,956	$67,738,956
State Street Institutional Liquid Reserves Fund 0.20% (h)(i)	1,993,873	1,993,873

TOTAL SHORT TERM INVESTMENTS —
(Cost $69,732,829)		69,732,829

TOTAL INVESTMENTS — 109.7%
(Cost $831,735,416)		704,426,843
OTHER ASSETS & LIABILITIES — (9.7)%		(62,130,308)

NET ASSETS — 100.0%		$642,296,535

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TRY = Turkish Lira

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

	PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	6.6%
Machinery	5.9
Commercial Banks	4.7
Hotels, Restaurants & Leisure	4.5
Real Estate Investment Trusts	3.8
Real Estate Management & Development	3.8
Chemicals	3.8
Electronic Equipment, Instruments & Components	3.5
Commercial Services & Supplies	3.5
Oil, Gas & Consumable Fuels	3.3
Construction & Engineering	3.2
Capital Markets	3.2
Media	3.1
Household Durables	2.3
Specialty Retail	2.2
Food Products	2.1
Pharmaceuticals	2.1
Professional Services	2.0
Health Care Equipment & Supplies	1.9
Auto Components	1.7
Trading Companies & Distributors	1.7
Energy Equipment & Services	1.6
Textiles, Apparel & Luxury Goods	1.6
Industrial Conglomerates	1.6
Software	1.5
Building Products	1.5
Semiconductors & Semiconductor Equipment	1.5
Electrical Equipment	1.2
Multiline Retail	1.1
Beverages	1.1
Communications Equipment	1.1
IT Services	1.0
Health Care Providers & Services	1.0
Construction Materials	0.9
Containers & Packaging	0.9
Road & Rail	0.9
Gas Utilities	0.8
Marine	0.8
Diversified Consumer Services	0.8
Insurance	0.8
Diversified Financial Services	0.7
Consumer Finance	0.7
Internet Software & Services	0.6
Food & Staples Retailing	0.6
Automobiles	0.5
Distributors	0.5
Transportation Infrastructure	0.5
Thrifts & Mortgage Finance	0.5
Diversified Telecommunication Services	0.5
Airlines	0.5
Electric Utilities	0.4
Paper & Forest Products	0.3
Aerospace & Defense	0.3
Leisure Equipment & Products	0.3
Biotechnology	0.3
Internet & Catalog Retail	0.3
Wireless Telecommunication Services	0.2
Life Sciences Tools & Services	0.2
Multi-Utilities	0.2
Computers & Peripherals	0.1
Independent Power Producers & Energy Traders	0.0	***
Household Products	0.0	***
Health Care Technology	0.0	***
Air Freight & Logistics	0.0	***
Short Term Investments	10.9
Other Assets & Liabilities	(9.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, representing 0.00% of net assets, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, Sequana Capital Rights, which was Level 2 and part of the Paper & Forest Products Industry, representing 0.01% of net assets, Game Group PLC, which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets and China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 18.3%
Abacus Property Group	2,552,021	$5,336,537
Astro Japan Property Group (a)	512,180	1,512,030
Bunnings Warehouse Property Trust (b)	3,590,142	6,863,341
CFS Retail Property Trust (a)	14,670,503	29,173,723
Charter Hall Retail REIT (a)	2,179,668	7,395,431
Commonwealth Property Office Fund (a)	21,450,242	22,317,388
Dexus Property Group	42,214,160	40,242,618
Goodman Group (a)	13,547,939	50,966,454
GPT Group	14,357,943	48,420,944
Investa Office Fund	5,381,843	14,950,146
Westfield Group	18,591,634	181,044,898
Westfield Retail Trust	25,219,788	73,676,912

		481,900,422

AUSTRIA — 1.7%
Atrium European Real Estate, Ltd.	1,643,806	7,716,380
CA Immobilien Anlagen AG (a)(b)	634,196	6,339,618
IMMOFINANZ AG (b)	9,487,415	30,160,211

		44,216,209

BELGIUM — 0.8%
Befimmo Sicafi S.C.A.	129,351	7,372,106
Cofinimmo (a)	129,214	14,426,875

		21,798,981

CANADA — 11.0%
Artis REIT	436,080	7,015,265
Boardwalk REIT	205,113	11,792,312
Brookfield Asset Management, Inc. (Class A) (a)	4,892,058	161,764,947
Calloway REIT	460,043	12,635,445
Canadian Apartment Properties REIT	364,496	8,502,344
Canadian REIT	288,295	11,498,430
Chartwell Seniors Housing REIT	621,648	5,914,940
First Capital Realty, Inc. (a)	584,614	10,522,995
H&R REIT	776,622	18,664,220
Primaris Retail REIT	345,994	7,996,095
RioCan REIT	1,222,850	33,226,686

		289,533,679

CHINA — 3.2%
Hongkong Land Holdings, Ltd. (a)	10,838,000	61,884,980
Kerry Properties, Ltd.	5,404,670	23,027,949

		84,912,929

FRANCE — 8.4%
Fonciere Des Regions	243,278	17,486,578
Gecina SA (a)	183,177	16,330,370
Klepierre (a)	864,611	28,418,376
Mercialys SA	268,660	5,008,452
SILIC (a)	82,226	7,797,994
Unibail-Rodamco SE	798,903	147,109,327

		222,151,097

GERMANY — 0.1%
IVG Immobilien AG (a)(b)	1,275,503	2,534,848

HONG KONG — 9.4%
Champion REIT	13,595,174	5,626,061
Hang Lung Group, Ltd. (a)	7,427,808	45,532,951
Hang Lung Properties, Ltd.	19,496,755	65,853,404
Hysan Development Co., Ltd.	5,331,900	20,140,220
Prosperity REIT	9,577,000	2,185,332
The Link REIT (a)	19,810,750	80,833,101
Wheelock & Co., Ltd.	7,241,545	27,260,178

		247,431,247

ITALY — 0.1%
Beni Stabili SpA	7,237,915	3,141,365

JAPAN — 18.3%
Aeon Mall Co., Ltd. (a)	698,540	14,769,231
Daibiru Corp. (a)	503,400	3,823,291
Daiwa Office Investment Corp.	2,250	5,924,615
Frontier Real Estate Investment Corp. (a)	1,545	12,392,530
Fukuoka REIT Corp.	938	6,453,967
Global One Real Estate Investment Co., Ltd. (a)	849	5,501,103
Hankyu REIT, Inc. (a)	751	3,397,807
Heiwa Real Estate Co., Ltd.	1,573,500	3,648,296
Hulic Co., Ltd. (a)(b)	2,469,190	13,523,449
Japan Excellent, Inc. (a)	1,500	7,463,341
Japan Prime Realty Investment Corp. (a)	6,261	17,592,633
Japan Real Estate Investment Corp.	4,760	43,608,974
Japan Retail Fund Investment Corp. (a)	16,385	25,976,971
Kenedix Realty Investment Corp.	2,512	8,100,484
Mitsui Fudosan Co., Ltd.	7,706,000	147,765,133
Mori Hills REIT Investment Corp.	1,602	6,906,730
Mori Trust Sogo REIT, Inc.	1,506	13,193,307
Nippon Building Fund, Inc. (a)	5,066	48,952,074
Nomura Real Estate Office Fund, Inc. (a)	2,540	14,309,187
NTT Urban Development Corp.	9,519	7,635,243
Orix JREIT, Inc.	2,468	11,073,368
Premier Investment Corp.	1,691	5,931,958
Tokyu Land Corp. (a)	4,004,000	19,671,237
Tokyu REIT, Inc. (a)	1,485	7,277,040
Top REIT, Inc.	1,359	7,587,849
United Urban Investment Corp.	18,313	19,715,336

		482,195,154

NETHERLANDS — 2.0%
Corio NV	532,562	23,404,610
Eurocommercial Properties NV	286,472	9,906,664
VastNed Retail NV	165,208	6,443,815
Wereldhave NV	190,012	12,194,183

		51,949,272

NEW ZEALAND — 0.8%
AMP NZ Office Trust (a)	5,853,569	4,398,994
Argosy Property, Ltd.	4,962,122	3,489,767
Goodman Property Trust (a)	7,156,118	5,722,971
Kiwi Income Property Trust (a)	8,524,233	7,159,663

		20,771,395

SINGAPORE — 7.7%
Ascendas REIT	14,714,831	24,973,861
Cambridge Industrial Trust	9,494,367	4,272,015
CapitaCommercial Trust (a)	16,850,676	16,826,733

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

CapitaLand, Ltd. (a)	22,161,999	$47,235,078
CapitaMall Trust	18,563,168	27,988,357
Frasers Commercial Trust	4,316,304	3,407,250
Global Logistic Properties, Ltd. (b)	19,719,000	32,532,926
Guocoland, Ltd. (a)	2,860,666	3,669,547
Mapletree Logistics Trust	11,241,080	8,696,131
Singapore Land, Ltd.	929,000	4,106,726
Starhill Global REIT	10,152,482	5,329,492
Suntec REIT (a)	18,416,351	19,625,887
United Industrial Corp., Ltd.	2,153,000	4,350,868

		203,014,871

SOUTH AFRICA — 1.1%
Capital Property Fund	11,267,595	13,777,092
Fountainhead Property Trust (a)	10,190,617	9,220,586
SA Corporate Real Estate Fund	8,651,684	3,607,293
Sycom Property Fund	1,058,555	3,164,599

		29,769,570

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	35,998	0

SWEDEN — 1.9%
Castellum AB	1,506,199	18,220,853
Fabege AB	1,255,337	9,839,147
Great Portland Estates PLC	2,737,990	16,894,175
Kungsleden AB	1,196,378	6,066,474

		51,020,649

SWITZERLAND — 2.7%
PSP Swiss Property AG (b)	340,371	30,081,388
Swiss Prime Site AG (b)	476,087	39,812,241

		69,893,629

UNITED KINGDOM — 11.9%
Big Yellow Group PLC	1,063,570	4,837,654
British Land Co. PLC	7,748,506	62,041,814
Capital & Counties Properties PLC	5,998,104	19,718,598
Capital Shopping Centres Group PLC	6,025,236	30,429,912
Derwent London PLC	882,731	25,655,150
Grainger PLC	2,938,125	4,193,556
Hammerson PLC	6,195,980	43,041,406
Land Securities Group PLC	6,842,821	79,260,434
Segro PLC	6,494,525	22,134,916
Shaftesbury PLC	2,188,861	17,663,401
Workspace Group PLC	934,039	3,420,760

		312,397,601

TOTAL COMMON STOCKS —
(Cost $2,652,033,191)		2,618,632,918

SHORT TERM INVESTMENTS — 5.2%
UNITED STATES — 5.2%
MONEY MARKET FUNDS — 5.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	136,291,938	136,291,938
State Street Institutional Liquid Reserves Fund 0.20% (g)(h)	178	178

TOTAL SHORT TERM INVESTMENTS —
(Cost $136,292,116)		136,292,116

TOTAL INVESTMENTS — 104.6%
(Cost $2,788,325,307)		2,754,925,034
OTHER ASSETS & LIABILITIES — (4.6)%		(121,607,848)

NET ASSETS — 100.0%		$2,633,317,186

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	63.9%
Real Estate Management & Development	35.5
Short Term Investments	5.2
Other Assets & Liabilities	(4.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
AUSTRALIA — 1.9%
AGL Energy, Ltd.	17,119	$259,181
Asciano Group	30,191	134,621
Macquarie Atlas Roads Group (a)	779	1,194
Transurban Group	45,876	267,573

		662,569

BRAZIL — 1.1%
Centrais Eletricas Brasileiras SA ADR	17,132	120,438
Companhia Energetica de Minas Gerais ADR	15,335	282,624

		403,062

CANADA — 8.1%
ATCO, Ltd. (Class I) (b)	1,588	112,591
Canadian Utilities, Ltd. (Class A) (b)	2,756	179,642
Emera, Inc. (b)	3,849	126,897
Enbridge, Inc. (b)	24,900	993,118
Fortis, Inc. (b)	5,885	186,401
Pembina Pipeline Corp. (b)	8,900	227,160
TransAlta Corp.	6,863	116,128
TransCanada Corp. (b)	22,332	934,726

		2,876,663

CZECH REPUBLIC — 0.6%
CEZ AS (b)	6,640	229,998

FINLAND — 0.7%
Fortum Oyj	14,099	267,848

FRANCE — 5.1%
EDF SA (b)	8,345	185,859
GDF Suez	53,460	1,272,403
Suez Environnement Co. (b)	12,233	131,413
Veolia Environnement SA	17,750	224,896

		1,814,571

GERMANY — 5.7%
E.ON AG	60,366	1,302,327
RWE AG	18,253	745,301

		2,047,628

HONG KONG — 3.7%
CLP Holdings, Ltd.	57,727	489,316
Hong Kong & China Gas Co., Ltd.	206,859	437,887
Hongkong Electric Holdings, Ltd.	51,000	381,998

		1,309,201

ITALY — 4.0%
Atlantia SpA	15,104	192,636
Enel Green Power SpA	62,496	98,980
Enel SpA	222,261	716,997
Snam Rete Gas SpA	53,834	240,479
Terna Rete Elettrica Nationale SpA	46,532	167,942

		1,417,034

JAPAN — 5.0%
Chubu Electric Power Co., Inc.	18,198	295,127
Electric Power Development Co., Ltd.	5,241	137,216
Hokuriku Electric Power Co. (b)	5,100	79,130
Kyushu Electric Power Co., Inc. (b)	11,118	131,677
Osaka Gas Co., Ltd.	50,000	209,300
Shikoku Electric Power Co., Inc.	4,735	100,468
The Chugoku Electric Power Co., Inc.	8,875	145,822
The Kansai Electric Power Co., Inc.	22,537	269,744
The Tokyo Electric Power Co., Inc. (a)	67	129
Tohoku Electric Power Co., Inc. (a)(b)	11,808	118,243
Tokyo Gas Co., Ltd.	61,000	311,154

		1,798,010

PORTUGAL — 0.5%
EDP — Energias de Portugal SA	68,959	163,123

SINGAPORE — 0.3%
Hutchison Port Holdings Trust	134,000	95,140

SOUTH KOREA — 0.5%
Korea Electric Power Corp. (a)	320	7,166
Korea Electric Power Corp. ADR (a)	15,389	172,049

		179,215

SPAIN — 3.1%
Abertis Infraestructuras SA	12,997	175,577
Enagas	5,579	101,740
Gas Natural SDG SA	12,704	162,913
Iberdrola SA	141,386	667,285

		1,107,515

UNITED KINGDOM — 10.2%
Centrica PLC	163,303	814,502
Drax Group PLC	11,686	102,734
International Power PLC	48,338	316,910
National Grid PLC	112,760	1,194,679
Pennon Group PLC	11,197	133,822
Scottish & Southern Energy PLC	29,955	653,532
Severn Trent PLC	7,516	194,863
United Utilities Group PLC	21,217	224,625

		3,635,667

UNITED STATES — 49.7%
AGL Resources, Inc.	3,739	144,886
Alliant Energy Corp. (b)	3,472	158,219
Ameren Corp.	7,518	252,154
American Electric Power Co., Inc.	15,276	609,512
American Water Works Co., Inc.	5,430	186,140
Aqua America, Inc. (b)	4,311	107,603
Calpine Corp. (a)(b)	11,440	188,874
CenterPoint Energy, Inc. (b)	13,464	278,301
CMS Energy Corp.	8,330	195,755
Consolidated Edison, Inc. (b)	9,184	571,153
Dominion Resources, Inc.	17,991	971,514
DTE Energy Co. (b)	5,372	318,721
Duke Energy Corp. (b)	42,148	971,933
Edison International (b)	10,302	475,952
Entergy Corp.	5,561	377,536
Exelon Corp.	26,829	1,009,307
FirstEnergy Corp.	13,220	650,292
Integrys Energy Group, Inc. (b)	2,448	139,218
ITC Holdings Corp.	1,649	113,633
Kinder Morgan Management, LLC (a)(b)	3,179	233,402
Kinder Morgan, Inc.	15,600	502,632
National Fuel Gas Co. (b)	2,669	125,390
NextEra Energy, Inc.	13,348	918,476
NiSource, Inc. (b)	8,989	222,478
Northeast Utilities	9,936	385,616
NRG Energy, Inc. (a)(b)	7,339	127,405
NV Energy, Inc.	7,273	127,859

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

OGE Energy Corp.	3,129	$162,051
ONEOK, Inc. (b)	6,608	279,585
Pepco Holdings, Inc. (b)	7,337	143,585
PG&E Corp. (b)	13,375	605,486
Pinnacle West Capital Corp.	3,400	175,916
PPL Corp. (b)	18,295	508,784
Progress Energy, Inc. (b)	9,145	550,255
Public Service Enterprise Group, Inc.	16,135	524,388
SCANA Corp. (b)	4,062	194,326
Sempra Energy	7,547	519,837
Southern Co.	27,447	1,270,796
Spectra Energy Corp.	20,652	600,147
TECO Energy, Inc.	6,732	121,580
The AES Corp. (a)	23,906	306,714
The Williams Cos., Inc.	19,826	571,385
Westar Energy, Inc. (b)	3,885	116,356
Wisconsin Energy Corp. (b)	7,314	289,415
Xcel Energy, Inc. (b)	15,240	432,968

		17,737,535

TOTAL COMMON STOCKS —
(Cost $49,925,139)		35,744,779

SHORT TERM INVESTMENTS — 14.0%
UNITED STATES — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,946,285	4,946,285
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	50,114	50,114

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,996,399)		4,996,399

TOTAL INVESTMENTS — 114.2%
(Cost $54,921,538)		40,741,178
OTHER ASSETS & LIABILITIES — (14.2)%		(5,050,373)

NET ASSETS — 100.0%		$35,690,805

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	45.6%
Multi-Utilities	28.8
Oil, Gas & Consumable Fuels	11.4
Gas Utilities	5.6
Independent Power Producers & Energy Traders	3.9
Water Utilities	2.4
Transportation Infrastructure	2.1
Road & Rail	0.4
Short Term Investments	14.0
Other Assets & Liabilities	(14.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 8.2%
BHP Billiton, Ltd.	434,732	$14,014,816
Incitec Pivot, Ltd.	434,473	1,269,266
Newcrest Mining, Ltd.	112,209	2,600,599
Rio Tinto, Ltd. (a)	63,533	3,679,535
Woodside Petroleum, Ltd.	44,397	1,411,694

		22,975,910

BRAZIL — 3.6%
Companhia Siderurgica Nacional SA ADR (a)	138,294	784,127
Gerdau SA ADR	108,019	946,247
Petroleo Brasileiro SA ADR	121,295	2,276,707
Vale SA ADR	309,352	6,140,637

		10,147,718

CANADA — 12.9%
Agnico-Eagle Mines, Ltd.	24,797	1,003,118
Agrium, Inc. (a)	43,319	3,834,100
Barrick Gold Corp.	143,163	5,378,634
Canadian Natural Resources, Ltd.	58,544	1,568,333
Goldcorp, Inc.	116,232	4,370,173
Imperial Oil, Ltd. (a)	45,926	1,918,670
Kinross Gold Corp.	169,205	1,379,267
Potash Corp. of Saskatchewan, Inc.	235,213	10,276,456
Sino-Forest Corp. (a)(b)(c)	48,511	0
Suncor Energy, Inc. (a)	82,764	2,390,085
Teck Resources, Ltd. (Class B)	84,724	2,620,381
Viterra, Inc.	101,967	1,615,348

		36,354,565

CHILE — 1.0%
Sociedad Quimica y Minera de Chile SA ADR	50,082	2,788,065

CHINA — 0.8%
China Agri-Industries Holdings, Ltd.	756,000	412,265
China Coal Energy Co., Ltd	128,000	104,620
China Petroleum & Chemical Corp.	544,000	482,505
China Shenhua Energy Co., Ltd.	111,000	387,084
PetroChina Co., Ltd.	678,000	869,696
Yanzhou Coal Mining Co., Ltd. (c)	48,000	74,133

		2,330,303

FINLAND — 1.0%
Stora Enso Oyj (a)	170,724	1,048,621
UPM-Kymmene Oyj (a)	146,575	1,655,498

		2,704,119

FRANCE — 2.0%
Total SA (a)	126,057	5,679,029

GERMANY — 2.0%
K+S AG	53,113	2,426,510
Suedzucker AG	51,585	1,829,063
ThyssenKrupp AG	77,737	1,266,200

		5,521,773

HONG KONG — 1.0%
CNOOC, Ltd.	1,431,000	2,841,024

INDIA — 0.5%
Reliance Industries, Ltd. GDR (d)	53,941	1,429,437

ITALY — 1.6%
ENI SpA (a)	215,550	4,590,064

JAPAN — 1.8%
JFE Holdings, Inc.	93,700	1,547,770
Nippon Steel Corp.	1,022,000	2,292,744
OJI Paper Co., Ltd. (a)	291,000	1,112,357

		4,952,871

LUXEMBOURG — 1.2%
ArcelorMittal (a)	227,231	3,492,131

NETHERLANDS — 2.6%
Nutreco NV	9,701	676,246
Royal Dutch Shell PLC (Class A)	198,063	6,671,251

		7,347,497

NORWAY — 2.7%
StatoilHydro ASA	169,297	4,027,050
Yara International ASA	78,551	3,419,828

		7,446,878

PERU — 1.3%
Compania de Minas Buenaventura SA ADR	26,306	999,102
Southern Copper Corp. (a)	82,214	2,590,563

		3,589,665

RUSSIA — 6.0%
Gazprom OAO ADR (e)	22,196	210,862
Gazprom OAO ADR (e)	363,205	3,425,023
Lukoil OAO ADR	28,344	1,580,838
MMC Norilsk Nickel OJSC ADR	183,228	3,026,926
Novolipetsk Steel OJSC GDR	58,064	945,863
Rosneft Oil Co. GDR	358,893	2,246,670
Surgutneftegas OJSC ADR	110,766	916,035
Surgutneftegas OJSC ADR	7,532	62,817
Uralkali OJSC GDR	117,196	4,486,263

		16,901,297

SINGAPORE — 2.4%
Golden Agri-Resources, Ltd.	3,355,000	1,774,431
Wilmar International, Ltd. (a)	1,758,000	5,009,773

		6,784,204

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd. ADR (a)	36,830	1,264,742
Gold Fields, Ltd. ADR (a)	68,495	877,421

		2,142,163

SOUTH KOREA — 1.4%
POSCO ADR	50,244	4,041,627

SPAIN — 0.4%
Repsol YPF SA (a)	65,637	1,052,869

SWEDEN — 0.9%
Svenska Cellulosa AB (Class B)	165,055	2,474,964

SWITZERLAND — 3.1%
Syngenta AG	25,894	8,844,723

UNITED KINGDOM — 9.0%
Anglo American PLC	194,781	6,380,458
Antofagasta PLC	145,916	2,490,018
BG Group PLC	182,747	3,726,185
BP PLC	1,019,928	6,749,961
Lonmin PLC (a)	30,187	366,701

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Xstrata PLC	447,193	$5,601,380

		25,314,703

UNITED STATES — 31.5%
Alcoa, Inc. (a)	155,843	1,363,626
Apache Corp.	20,572	1,808,073
Archer-Daniels-Midland Co.	178,347	5,264,803
Bunge, Ltd. (a)	38,998	2,446,735
CF Industries Holdings, Inc. (a)	17,811	3,450,703
Chevron Corp.	107,441	11,335,025
ConocoPhillips (a)	68,594	3,833,033
CONSOL Energy, Inc. (a)	12,719	384,623
Exxon Mobil Corp. (a)	163,542	13,994,289
Freeport-McMoRan Copper & Gold, Inc.	137,922	4,699,003
International Paper Co. (a)	119,487	3,454,369
MeadWestvaco Corp. (a)	47,160	1,355,850
Monsanto Co.	145,929	12,080,003
Newmont Mining Corp.	71,384	3,462,838
Nucor Corp. (a)	45,808	1,736,123
Occidental Petroleum Corp.	43,627	3,741,888
Peabody Energy Corp.	15,035	368,658
Phillips 66 (c)	34,464	1,145,583
Plum Creek Timber Co., Inc. (a)	44,478	1,765,777
Rayonier, Inc. (a)	33,580	1,507,742
The Mosaic Co.	115,888	6,346,027
Weyerhaeuser Co. (a)	145,987	3,264,269

		88,809,040

TOTAL COMMON STOCKS —
(Cost $323,315,411)		280,556,639

RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
Repsol YPF SA (expiring 7/12/12) (a)(c) (Cost $45,439)	65,637	46,146

SHORT TERM INVESTMENTS — 10.0%
UNITED STATES — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	28,055,864	28,055,864
State Street Institutional Liquid Reserves Fund 0.20% (h)(i)	121,094	121,094

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,176,958)		28,176,958

TOTAL INVESTMENTS — 109.7%
(Cost $351,537,808)		308,779,743
OTHER ASSETS & LIABILITIES — (9.7)%		(27,243,134)

NET ASSETS — 100.0%		$281,536,609

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Non-income producing security.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of June 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	33.0%
Metals & Mining	32.4
Chemicals	21.1
Food Products	6.9
Paper & Forest Products	5.2
Real Estate Investment Trusts	1.1
Short Term Investments	10.0
Other Assets & Liabilities	(9.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Sino-Forest Corp., which was Level 3 and part of Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.0%
Alumina, Ltd. (a)	243,876	$197,488
Amcor, Ltd.	114,433	831,654
AMP, Ltd.	77,823	307,124
Australia & New Zealand Banking Group, Ltd.	46,031	1,039,465
BHP Billiton, Ltd.	108,942	3,512,054
Boral, Ltd. (a)	157,288	475,623
Brambles, Ltd.	59,980	378,732
CFS Retail Property Trust	182,338	362,597
Coca-Cola Amatil, Ltd.	80,410	1,102,837
Commonwealth Bank of Australia (a)	39,581	2,154,400
CSL, Ltd.	21,932	886,217
Fortescue Metals Group, Ltd. (a)	66,836	335,700
Iluka Resources, Ltd. (a)	13,392	155,395
Insurance Australia Group, Ltd.	85,133	303,684
Lend Lease Group	71,882	530,515
Lynas Corp., Ltd. (a)(b)	173,820	150,557
Macquarie Group, Ltd.	21,497	572,923
National Australia Bank, Ltd. (a)	45,582	1,099,879
Newcrest Mining, Ltd.	19,451	450,804
Origin Energy, Ltd.	63,682	796,382
OZ Minerals, Ltd.	34,180	275,385
Qantas Airways, Ltd. (b)	195,074	214,958
QBE Insurance Group, Ltd.	28,615	392,460
Rio Tinto, Ltd.	10,133	586,856
Santos, Ltd.	58,010	633,283
Sonic Healthcare, Ltd.	28,649	372,957
Suncorp Group, Ltd.	78,475	650,766
Toll Holdings, Ltd. (a)	81,768	333,589
Transurban Group	70,392	410,564
Wesfarmers, Ltd. (c)	772	23,661
Wesfarmers, Ltd. (c)	15,367	497,131
Westfield Group	46,741	455,163
Westpac Banking Corp.	57,441	1,244,132
Woodside Petroleum, Ltd.	20,943	665,926
Woolworths, Ltd.	37,488	1,029,846

		23,430,707

AUSTRIA — 0.3%
Erste Group Bank AG (b)	15,499	293,953
OMV AG	7,852	246,823
Raiffeisen International Bank-Holding AG (a)	10,468	342,074
Telekom Austria AG	16,044	157,978

		1,040,828

BELGIUM — 0.6%
Ageas	124,084	245,651
Ageas VVPR Strip (b)	5,332	7
Anheuser-Busch InBev NV	16,739	1,302,173
Anheuser-Busch InBev NV — VVPR Strip (b)	8,694	11
Delhaize Group	3,549	130,072
KBC Groep NV (a)	10,168	215,040
Solvay SA	3,143	310,235
UCB SA	5,271	266,496

		2,469,685

BRAZIL — 2.9%
Banco Bradesco SA Preference Shares ADR (a)	69,703	1,036,484
Companhia de Bebidas das Americas Preference Shares ADR (a)	40,384	1,547,919
Companhia Energetica de Minas Gerais ADR	65,505	1,206,602
Companhia Siderurgica Nacional SA ADR (a)	49,609	281,283
Gerdau SA ADR	73,937	647,688
Itau Unibanco Holding SA Preference Shares ADR	100,550	1,399,656
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	35,642	96,590
PDG Realty SA Empreendimentos e Participacoes ADR	26,013	89,745
Petroleo Brasileiro SA Preference Shares ADR	126,941	2,302,710
Tim Participacoes SA ADR	8,061	221,355
Vale SA Preference Shares ADR	108,956	2,125,731
Vale SA ADR	16,519	327,902

		11,283,665

CANADA — 8.2%
Agnico-Eagle Mines, Ltd.	3,547	143,487
Agrium, Inc. (a)	5,818	514,943
Bank of Montreal	18,876	1,041,703
Bank of Nova Scotia (a)	29,520	1,527,181
Barrick Gold Corp. (a)	31,779	1,195,473
Brookfield Asset Management, Inc. (Class A)	19,610	648,441
Brookfield Office Properties, Inc. (a)	32,801	573,362
Cameco Corp. (a)	13,129	288,092
Canadian Imperial Bank of Commerce (a)	11,684	821,187
Canadian National Railway Co. (a)	16,867	1,424,541
Canadian Natural Resources, Ltd.	36,508	978,011
Canadian Pacific Railway, Ltd.	7,841	574,702
Canadian Tire Corp., Ltd. (Class A)	5,820	393,233
Cenovus Energy, Inc. (a)	25,407	806,734
Eldorado Gold Corp.	11,209	137,879
Enbridge, Inc. (a)	31,633	1,261,659
EnCana Corp. (a)	25,609	532,553
Enerplus Corp.	10,301	132,166
First Quantum Minerals, Ltd.	11,947	210,943
Gildan Activewear, Inc. (a)	13,734	377,889
Goldcorp, Inc.	23,524	884,472
Husky Energy, Inc. (a)	13,268	331,228
IAMGOLD Corp. (a)	9,750	115,150
IGM Financial, Inc. (a)	11,079	435,140
Imperial Oil, Ltd. (a)	14,892	622,149
Kinross Gold Corp.	29,504	240,501
Loblaw Cos., Ltd. (a)	10,578	336,188
Manulife Financial Corp.	46,652	507,500
National Bank of Canada (a)	10,106	721,383
New Gold, Inc. (b)	16,664	158,720
Nexen, Inc. (a)	12,852	217,341
Onex Corp.	18,448	715,336
Penn West Petroleum, Ltd. (a)	14,116	189,146
Potash Corp. of Saskatchewan, Inc.	31,742	1,385,570
Research In Motion, Ltd. (a)(b)	16,203	119,840
Rogers Communications, Inc. (Class B)	15,803	572,160

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Royal Bank of Canada (a)	37,346	$1,910,802
Shaw Communications, Inc. (Class B) (a)	16,934	319,594
Shoppers Drug Mart Corp. (a)	10,646	428,680
Silver Wheaton Corp.	7,435	199,613
SNC-Lavalin Group, Inc.	13,948	521,827
Sun Life Financial, Inc.	18,839	409,323
Suncor Energy, Inc.	37,165	1,073,263
Talisman Energy, Inc.	41,478	474,813
Teck Resources, Ltd. (Class B)	23,583	729,385
TELUS Corp. (a)	8,580	501,359
The Toronto-Dominion Bank (a)	23,529	1,839,022
Thomson Reuters Corp. (a)	18,604	528,675
TMX Group, Inc.	9,197	418,599
TransAlta Corp. (a)	20,235	342,394
TransCanada Corp. (a)	19,855	831,049
Valeant Pharmaceuticals International, Inc. (b)	6,075	272,152
Yamana Gold, Inc.	13,401	206,513

		32,143,066

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	16,571	845,618
Enersis SA ADR	33,535	627,104
Sociedad Quimica y Minera de Chile SA ADR	3,883	216,167

		1,688,889

CHINA — 2.5%
Agricultural Bank of China, Ltd. (a)	782,000	311,516
Bank of China, Ltd.	2,175,436	824,533
Bank of Communications Co., Ltd. (a)	496,710	332,342
China Construction Bank Corp.	1,659,720	1,131,892
China COSCO Holdings Co., Ltd. (a)(b)	334,295	147,391
China Life Insurance Co., Ltd.	272,000	699,913
China Merchants Bank Co., Ltd. (a)	167,500	312,247
China Petroleum & Chemical Corp.	698,000	619,097
China Shenhua Energy Co., Ltd.	66,500	231,901
China Telecom Corp., Ltd.	856,000	371,893
Hengan International Group Co., Ltd.	35,500	343,016
Huaneng Power International, Inc. (a)	552,000	414,168
Industrial & Commercial Bank of China (a)	1,856,045	1,026,503
PetroChina Co., Ltd.	660,000	846,607
PICC Property & Casualty Co., Ltd.	144,400	161,399
Ping An Insurance Group Co. of China, Ltd. (a)	68,000	540,890
Tencent Holdings, Ltd.	26,400	769,178
Tingyi Cayman Islands Holding Corp. (a)	142,000	362,833
Wumart Stores, Inc. (a)(b)	63,000	127,351
Yanzhou Coal Mining Co., Ltd. (a)(b)	132,000	203,866
Zijin Mining Group Co., Ltd. (a)	678,000	227,257

		10,005,793

COLOMBIA — 0.1%
BanColombia SA ADR	3,299	204,010

DENMARK — 0.9%
A P Moller — Maersk A/S	68	446,198
Danske Bank A/S (b)	22,955	318,961
DSV A/S	17,643	349,656
Novo Nordisk A/S (Class B)	16,262	2,355,383

		3,470,198

FINLAND — 0.9%
Elisa Oyj (a)	11,278	227,280
Fortum Oyj	16,812	319,389
Kesko Oyj (Class B) (a)	6,775	177,029
Kone Oyj (Class B)	12,865	777,623
Metso Oyj	8,912	306,608
Neste Oil Oyj (a)	10,793	121,286
Nokia Oyj	71,735	147,477
Sampo Oyj (Class A)	17,955	465,286
Stora Enso Oyj (a)	45,776	281,165
UPM-Kymmene Oyj (a)	28,888	326,277
Wartsila Oyj	8,116	265,627
YIT Oyj	1	17

		3,415,064

FRANCE — 5.8%
Accor SA	8,103	253,787
Air Liquide SA	10,518	1,201,976
Alcatel-Lucent (a)(b)	162,402	268,131
Alstom SA (a)	7,228	228,675
AXA SA (a)	45,915	610,653
BNP Paribas	29,046	1,118,173
Bouygues SA	7,707	207,348
Cap Gemini SA	5,326	196,010
Carrefour SA (a)	19,186	354,142
Credit Agricole SA (b)	25,823	113,747
Danone	17,394	1,081,950
Essilor International SA	10,998	1,023,049
France Telecom SA	60,383	795,026
GDF Suez	32,439	772,082
L’Oreal SA	8,882	1,039,702
Lagardere SCA	6,144	171,457
LVMH Moet Hennessy Louis Vuitton SA	7,230	1,099,652
Pernod — Ricard SA (a)	6,297	673,339
Peugeot SA (a)(b)	15,327	150,802
PPR	4,523	644,305
Publicis Groupe SA (a)	8,071	369,242
Renault SA	14,369	573,308
Sanofi	31,113	2,358,771
Schneider Electric SA	16,461	913,512
Societe Generale (b)	19,289	450,653
Sodexo	4,788	373,079
Technip SA	4,992	519,161
Total SA (a)	64,628	2,911,574
Unibail-Rodamco SE	2,334	429,781
Vallourec SA	3,436	140,276
Veolia Environnement SA	12,819	162,419
Vinci SA	16,654	777,442
Vivendi SA	41,859	777,163

		22,760,387

GERMANY — 5.1%
Adidas AG	10,336	740,580
Allianz SE	13,764	1,381,831
BASF SE	28,684	1,991,158
Bayer AG	22,520	1,622,716
Commerzbank AG (b)	109,991	186,484

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Daimler AG	27,908	$1,251,801
Deutsche Bank AG	24,503	886,223
Deutsche Boerse AG	8,687	468,861
Deutsche Lufthansa AG	12,618	145,925
Deutsche Post AG	33,690	595,995
Deutsche Telekom AG	91,748	1,007,610
E.ON AG	58,391	1,259,719
Fresenius Medical Care AG & Co. KGaA	9,478	671,526
Linde AG	4,329	673,805
MAN SE	4,921	502,972
Merck KGaA	3,486	348,250
Metro AG	6,212	181,356
Muenchener Rueckversicherungs- Gesellschaft AG	6,939	978,780
RWE AG	15,141	618,233
Salzgitter AG	2,060	84,636
SAP AG	29,032	1,714,860
Siemens AG	25,685	2,155,870
ThyssenKrupp AG	12,358	201,290
Volkswagen AG	3,921	591,391

		20,261,872

HONG KONG — 3.8%
AIA Group, Ltd.	150,600	514,500
Bank of East Asia, Ltd. (a)	235,486	840,929
Belle International Holdings, Ltd.	213,000	360,270
Cheung Kong Holdings, Ltd.	68,000	829,306
China Mengniu Dairy Co., Ltd. (a)	65,000	170,527
China Merchants Holdings International Co., Ltd. (a)	141,508	427,798
China Mobile, Ltd.	200,500	2,190,628
China Overseas Land & Investment, Ltd. (a)	138,000	319,877
China Resources Enterprise, Ltd.	134,000	396,463
China Unicom (Hong Kong), Ltd. (a)	282,000	354,824
Citic Pacific, Ltd. (a)	138,000	208,152
CNOOC, Ltd.	597,217	1,185,680
COSCO Pacific, Ltd.	282,594	382,531
Esprit Holdings, Ltd. (a)	4	5
Hang Lung Properties, Ltd.	138,000	466,117
Henderson Land Development Co., Ltd.	68,684	377,650
Hong Kong & China Gas Co., Ltd.	452,229	957,296
Hong Kong Exchanges and Clearing, Ltd. (a)	52,722	747,651
Hutchison Whampoa, Ltd.	68,000	582,969
Li & Fung, Ltd. (a)	276,000	527,317
New World Development Co., Ltd. (a)	418,317	485,898
Sands China, Ltd. (a)	85,600	270,367
Shangri-La Asia, Ltd.	142,333	271,203
Sun Hung Kai Properties, Ltd.	66,312	779,226
Swire Pacific, Ltd.	68,000	786,350
The Link REIT	170,906	697,342

		15,130,876

HUNGARY — 0.2%
MOL Hungarian Oil and Gas NyRt (a)	4,243	307,146
Richter Gedeon NyRt	2,266	374,359

		681,505

INDIA — 1.5%
Axis Bank, Ltd. GDR	9,568	177,391
Dr. Reddy’s Laboratories, Ltd. ADR	27,345	811,600
HDFC Bank, Ltd. ADR	41,307	1,346,608
ICICI Bank, Ltd. ADR	30,261	980,759
Infosys Technologies, Ltd. ADR (a)	19,139	862,403
Mahindra & Mahindra, Ltd. GDR	11,934	144,401
Reliance Industries, Ltd. GDR (d)	34,187	905,956
Tata Motors, Ltd. ADR	37,870	831,625

		6,060,743

INDONESIA — 0.9%
Astra Agro Lestari Tbk PT	110,500	235,882
Astra International Tbk PT	1,400,000	1,021,028
Bank Central Asia Tbk PT	225,500	175,262
Bank Mandiri Tbk PT	278,000	213,106
Bank Rakyat Indonesia Persero Tbk PT	1,297,600	877,270
Bumi Resources Tbk PT	859,500	101,575
Charoen Pokphand Indonesia Tbk PT	709,500	258,721
Gudang Garam Tbk PT	37,000	242,268
Telekomunikasi Indonesia Tbk PT	378,000	327,996

		3,453,108

IRELAND — 0.3%
CRH PLC	8,031	153,997
Elan Corp. PLC (b)	35,922	524,248
James Hardie Industries SE	84,774	691,705

		1,369,950

ISRAEL — 0.5%
Bank Hapoalim BM	133,651	406,034
Bank Leumi Le-Israel BM (b)	122,036	293,288
Teva Pharmaceutical Industries, Ltd. ADR	31,625	1,247,290

		1,946,612

ITALY — 1.4%
Assicurazioni Generali SpA (a)	31,963	432,398
Atlantia SpA (a)	23,093	294,527
Banca Monte dei Paschi di Siena SpA (a)(b)	202,036	50,304
Enel SpA	182,506	588,751
ENI SpA (a)	62,972	1,340,967
Fiat Industrial SpA	23,038	226,290
Fiat SpA (a)(b)	49,516	249,342
Finmeccanica SpA (a)(b)	15,163	61,192
Intesa Sanpaolo SpA	329,238	467,122
Mediaset SpA (a)	38,723	67,766
Mediobanca SpA	21,868	96,409
Pirelli & C. SpA	28,361	298,550
Saipem SpA	13,799	612,732
Telecom Italia SpA	450,319	446,038
UBI Banca ScPA	32,175	104,937
UniCredit SpA (b)	19,750	74,690

		5,412,015

JAPAN — 14.6%
Aeon Co., Ltd. (a)	20,200	251,139
Aisin Seiki Co., Ltd.	13,500	445,150
Asahi Breweries, Ltd.	20,600	441,226
Asahi Glass Co., Ltd. (a)	70,000	467,602
Asahi Kasei Corp.	69,000	371,851
Astellas Pharma, Inc.	19,800	859,845

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Bridgestone Corp. (a)	20,600	$468,593
Canon, Inc. (a)	26,500	1,051,166
Central Japan Railway Co.	69	542,211
Chubu Electric Power Co., Inc.	27,400	444,361
Chuo Mitsui Trust Holdings, Inc.	65,000	192,255
Credit Saison Co., Ltd.	21,400	471,234
Daiichi Sankyo Co., Ltd.	27,500	461,493
Daikin Industries, Ltd.	20,300	565,825
Daiwa Securities Group, Inc. (a)	67,000	249,392
DeNA Co., Ltd. (a)	7,100	185,709
Denso Corp.	13,800	465,765
East Japan Railway Co.	13,200	827,171
Eisai Co., Ltd.	6,900	301,805
Electric Power Development Co., Ltd.	6,900	180,650
FANUC Corp.	6,600	1,071,187
FUJIFILM Holdings Corp.	20,300	381,118
Fujitsu, Ltd.	69,000	327,748
Furukawa Electric Co., Ltd.	69,000	161,712
Hitachi, Ltd.	132,000	805,665
Honda Motor Co., Ltd. (a)	46,700	1,608,952
Hoya Corp.	13,800	302,151
Inpex Corp.	71	395,532
ITOCHU Corp.	65,700	685,078
Japan Real Estate Investment Corp.	70	641,308
Japan Retail Fund Investment Corp.	276	437,574
Japan Tobacco, Inc.	26,400	781,181
JFE Holdings, Inc.	20,300	335,323
JS Group Corp.	13,500	283,908
JSR Corp.	13,800	237,466
JX Holdings, Inc.	125,708	642,798
Kajima Corp.	69,000	201,491
Kamigumi Co., Ltd.	70,000	555,333
KDDI Corp.	69	443,627
Keikyu Corp. (a)	68,423	621,715
Kintetsu Corp. (a)	137,000	546,008
Kobe Steel, Ltd.	138,000	164,306
Komatsu, Ltd.	32,900	774,360
Konica Minolta Holdings, Inc.	34,500	269,376
Kubota Corp.	68,000	622,133
Kyocera Corp.	7,000	599,198
Makita Corp.	6,700	232,850
Marubeni Corp.	70,000	461,461
Marui Group Co., Ltd.	41,300	313,671
Mitsubishi Chemical Holdings Corp.	69,000	301,805
Mitsubishi Corp.	46,300	926,116
Mitsubishi Electric Corp.	65,000	537,661
Mitsubishi Estate Co., Ltd.	66,618	1,183,912
Mitsubishi Heavy Industries, Ltd.	137,000	552,876
Mitsubishi UFJ Financial Group, Inc.	284,400	1,347,327
Mitsui & Co., Ltd.	66,200	974,042
Mitsui Chemicals, Inc.	69,000	171,224
Mizuho Financial Group, Inc.	393,000	660,007
MS&AD Insurance Group Holdings, Inc.	19,900	344,927
Murata Manufacturing Co., Ltd.	6,900	359,312
NEC Corp. (a)(b)	64,000	98,659
Nidec Corp. (a)	7,000	528,136
Nippon Steel Corp.	203,000	455,408
Nippon Telegraph & Telephone Corp.	13,700	635,293
Nippon Yusen KK	69,000	180,737
Nissan Motor Co., Ltd.	65,500	614,037
Nitto Denko Corp.	7,200	304,549
NKSJ Holdings, Inc.	20,500	432,661
Nomura Holdings, Inc.	75,100	276,719
NTT Data Corp.	69	210,399
NTT DoCoMo, Inc.	528	878,125
Obayashi Corp.	69,000	301,805
ORIX Corp. (a)	7,450	688,138
Osaka Gas Co., Ltd.	137,000	573,480
Panasonic Corp. (a)	70,200	565,717
Resona Holdings, Inc.	20,600	84,424
Rohm Co., Ltd.	6,700	255,690
Secom Co., Ltd.	6,900	315,209
Seven & I Holdings Co., Ltd.	26,300	790,088
Sharp Corp. (a)	67,000	337,561
Shin-Etsu Chemical Co., Ltd.	13,700	748,615
Softbank Corp.	26,400	977,055
Sony Corp. (a)	34,100	479,939
Sumitomo Chemical Co., Ltd.	69,000	210,139
Sumitomo Corp.	34,400	477,694
Sumitomo Electric Industries, Ltd.	27,500	338,796
Sumitomo Metal Industries, Ltd. (a)	138,000	224,840
Sumitomo Mitsui Financial Group, Inc.	20,600	674,360
T&D Holdings, Inc.	13,500	142,631
Takeda Pharmaceutical Co., Ltd.	26,500	1,200,620
TDK Corp.	6,900	276,726
Teijin, Ltd.	137,000	413,799
Terumo Corp.	13,700	559,744
The Bank of Yokohama, Ltd.	69,000	324,289
The Chiba Bank, Ltd.	69,000	412,495
The Joyo Bank, Ltd.	69,000	313,047
The Kansai Electric Power Co., Inc.	33,900	405,746
The Shizuoka Bank, Ltd. (a)	66,000	676,626
The Tokyo Electric Power Co., Inc. (a)(b)	48,000	92,643
Tohoku Electric Power Co., Inc. (a)(b)	13,900	139,192
Tokio Marine Holdings, Inc.	20,600	512,741
Tokyo Electron, Ltd.	6,900	319,532
Tokyo Gas Co., Ltd.	137,000	698,822
Tokyu Corp.	69,000	324,289
Toppan Printing Co., Ltd. (a)	69,000	458,328
Toray Industries, Inc.	69,000	467,841
Toshiba Corp.	69,000	259,431
Toyota Motor Corp.	80,500	3,218,386
Toyota Tsusho Corp.	20,000	378,744
West Japan Railway Co.	13,700	563,178
Yahoo! Japan Corp. (a)	894	288,177
Yamada Denki Co., Ltd.	4,050	205,825
Yamaha Corp.	26,600	271,701
Yamaha Motor Co., Ltd. (a)	27,500	260,214

		57,350,922

LUXEMBOURG — 0.1%
ArcelorMittal	22,555	346,630

MEXICO — 1.2%
America Movil SAB de CV (a)	1,230,801	1,594,205
Cemex SAB de CV (a)(b)	478,345	319,588
Fomento Economico Mexicano SAB de CV	64,282	569,905
Grupo Financiero Banorte SAB de CV (a)	143,269	737,906

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Grupo Mexico SAB de CV	80,422	$237,147
Grupo Modelo SAB de CV	81,724	718,027
Grupo Televisa SA de CV (Series CPO) (a)	125,642	537,253
Industrias Penoles SA de CV	4,701	201,147

		4,915,178

NETHERLANDS — 3.0%
Akzo Nobel NV	10,888	511,797
ASML Holding NV	16,158	821,545
European Aeronautic Defence and Space Co. NV	16,168	573,273
Heineken NV (a)	8,726	455,629
ING Groep NV (b)	84,437	564,277
Koninklijke (Royal) KPN NV (a)	65,783	630,789
Koninklijke Ahold NV	44,801	555,698
Koninklijke DSM NV	9,388	462,257
Koninklijke Philips Electronics NV	39,243	775,407
Reed Elsevier NV	35,245	403,086
Royal Dutch Shell PLC (Class A)	100,083	3,371,043
SBM Offshore NV (b)	12,987	179,397
TNT Express NV	17,994	210,975
Unilever NV	55,830	1,869,405
Wolters Kluwer NV	17,573	279,432

		11,664,010

NORWAY — 0.6%
DnB NOR ASA	55,234	547,745
Norsk Hydro ASA (a)	83,521	375,142
StatoilHydro ASA	33,129	788,036
Telenor ASA	26,651	443,402
Yara International ASA	6,830	297,354

		2,451,679

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	4,804	182,456
Credicorp, Ltd.	1,987	250,143

		432,599

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	3,951	251,284

POLAND — 0.1%
Telekomunikacja Polska SA GDR	52,937	246,972

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (a)	51,537	225,967

RUSSIA — 1.4%
Federal Hydrogenerating Co. JSC ADR	47,771	114,125
Gazprom OAO ADR (c)	4,300	40,850
Gazprom OAO ADR (c)	156,752	1,478,171
Lukoil OAO ADR	19,577	1,097,878
Mechel OAO ADR (a)	32,943	212,482
MMC Norilsk Nickel OJSC ADR	10,530	173,956
Mobile TeleSystems ADR	32,138	552,774
Sberbank of Russia ADR (c)	42,766	462,728
Sberbank of Russia ADR (c)	2,014	21,650
Surgutneftegas OJSC ADR Preference Shares	45,164	257,435
Tatneft ADR (b)	26,132	876,729
Uralkali OJSC GDR	6,769	259,117

		5,547,895

SINGAPORE — 1.3%
CapitaLand, Ltd. (a)	137,000	291,996
DBS Group Holdings, Ltd.	69,254	758,252
Fraser and Neave, Ltd.	131,000	723,871
Singapore Exchange, Ltd. (a)	131,000	652,518
Singapore Press Holdings, Ltd. (a)	206,000	634,196
Singapore Telecommunications, Ltd. (c)	450,000	1,172,245
Singapore Telecommunications, Ltd. (c)	15,000	38,838
United Overseas Bank, Ltd.	66,014	972,388

		5,244,304

SOUTH AFRICA — 1.5%
Anglo Platinum, Ltd. (a)	5,414	320,921
AngloGold Ashanti, Ltd. (a)	14,301	487,862
Discovery Holdings, Ltd.	1	6
FirstRand, Ltd.	134,477	433,924
Gold Fields, Ltd.	32,577	413,660
Harmony Gold Mining Co., Ltd.	28,426	265,891
Impala Platinum Holdings, Ltd.	20,637	341,280
MTN Group, Ltd. (a)	50,422	868,799
Naspers, Ltd.	13,832	735,683
Sanlam, Ltd.	132,258	578,128
Sasol, Ltd.	20,718	867,377
Standard Bank Group, Ltd.	43,177	583,577

		5,897,108

SOUTH KOREA — 4.1%
Celltrion, Inc. (a)	7,381	195,263
CJ CheilJedang Corp.	733	208,313
E-Mart Co., Ltd.	836	182,477
Hana Financial Group, Inc.	16,795	530,824
Honam Petrochemical Corp.	943	194,717
Hyundai Department Store Co., Ltd.	1,418	175,803
Hyundai Development Co.	10,454	220,425
Hyundai Heavy Industries Co., Ltd.	2,250	505,850
Hyundai Hysco Co., Ltd.	5,200	185,009
Hyundai Mobis	3,304	791,852
Hyundai Motor Co.	4,715	957,120
KB Financial Group, Inc.	16,663	536,836
Kia Motors Corp.	15,675	1,022,327
Korea Electric Power Corp. ADR (b)	19,396	216,847
Korea Zinc Co., Ltd.	1,020	342,865
KT Corp. ADR	13,944	183,782
KT&G Corp.	5,200	368,656
LG Chem, Ltd. Preference Shares	4,312	332,431
LG Electronics, Inc. (a)	6,101	324,932
LG Household & Health Care, Ltd.	418	225,177
NCSoft Corp.	734	174,953
NHN Corp.	1,809	394,857
POSCO ADR (a)	10,397	836,335
Samsung C&T Corp.	10,378	592,588
Samsung Electronics Co., Ltd. GDR	6,947	3,692,331
Samsung Engineering Co., Ltd.	1,107	173,490
Samsung Fire & Marine Insurance Co., Ltd.	2,121	418,515
Samsung Heavy Industries Co., Ltd.	15,820	515,201
Samsung Securities Co., Ltd.	7,123	304,423
Shinhan Financial Group Co., Ltd.	12,611	437,121
SK Holdings Co., Ltd.	2,508	290,138
SK Hynix, Inc. (b)	10,670	222,185

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SK Innovation Co., Ltd.	3,214	$387,246
SK Telecom Co., Ltd. ADR (a)	16,044	194,132

		16,335,021

SPAIN — 1.8%
Abertis Infraestructuras SA	26,347	355,923
Acciona SA	2,669	159,532
Acerinox SA (a)	23,851	266,904
ACS, Actividades de Construccion y Servicios SA (a)	11,688	250,523
Banco Bilbao Vizcaya Argentaria SA	78,384	559,935
Banco Popular Espanol SA (a)	70,261	158,981
Banco Santander SA	206,482	1,368,090
Ferrovial SA (a)	36,774	414,739
Gas Natural SDG SA	11,473	147,127
Iberdrola SA	128,963	608,653
Industria de Diseno Textil SA	6,541	676,769
Mapfre SA (a)	78,425	159,539
Repsol YPF SA (a)	30,449	488,426
Telefonica SA	105,375	1,386,740

		7,001,881

SWEDEN — 2.1%
Assa Abloy AB (Class B)	17,982	501,758
Atlas Copco AB (Class B)	42,741	813,654
Hennes & Mauritz AB (Class B)	29,430	1,054,848
Husqvarna AB (Class B)	83,420	393,388
Nordea Bank AB	101,497	873,453
Sandvik AB	37,058	474,339
Securitas AB (Class B)	22,348	173,541
Skandinaviska Enskilda Banken AB (Class A)	39,979	259,252
Skanska AB (Class B)	22,283	341,231
SKF AB (Class B)	21,662	426,499
Svenska Handelsbanken AB (Class A)	19,046	625,540
Tele2 AB (Class B)	27,743	429,264
Telefonaktiebolaget LM Ericsson (Class B)	93,869	857,447
TeliaSonera AB	65,786	420,503
Volvo AB (Class A)	62,138	713,438

		8,358,155

SWITZERLAND — 6.1%
ABB, Ltd. (b)	65,380	1,067,217
Adecco SA (b)	5,546	246,098
Compagnie Financiere Richemont SA	3,968	217,370
Credit Suisse Group AG (b)	27,737	505,801
Geberit AG (b)	2,057	405,750
Givaudan SA (b)	543	533,247
Holcim, Ltd. (b)	8,673	479,695
Kuehne & Nagel International AG	5,112	541,175
Nestle SA	112,113	6,698,352
Novartis AG	64,101	3,582,613
Roche Holding AG	21,954	3,794,690
SGS SA	281	526,968
Swiss Re AG (b)	9,363	589,083
Syngenta AG	3,586	1,224,885
The Swatch Group AG	2,245	885,903
Transocean, Ltd.	4,045	180,433
UBS AG (b)	92,399	1,078,721
Wolseley PLC	17,586	655,642
Zurich Financial Services AG (b)	4,366	984,830

		24,198,473

TAIWAN — 2.1%
Advanced Semiconductor Engineering Inc, ADR (a)	184,703	751,741
AU Optronics Corp. ADR (a)	91,405	367,448
Chunghwa Telecom Co., Ltd. ADR (a)	26,582	835,472
Hon Hai Precision Industry Co., Ltd. GDR	260,614	1,574,109
Siliconware Precision Industries Co. ADR	136,520	708,539
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	220,816	3,082,592
United Microelectronics Corp. ADR (a)	493,019	1,069,851

		8,389,752

THAILAND — 0.7%
Bangkok Bank PCL	284,676	1,855,413
IRPC PCL	1,741,200	196,269
PTT PCL	55,777	567,254

		2,618,936

TURKEY — 0.3%
Akbank TAS	153,983	563,591
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	150,841	185,143
Turkiye Garanti Bankasi AS	52,543	206,256
Turkiye Is Bankasi	113,438	301,046

		1,256,036

UNITED KINGDOM — 15.7%
3i Group PLC	80,815	249,833
Anglo American PLC	43,638	1,429,454
AstraZeneca PLC	44,497	1,991,147
BAE Systems PLC	105,617	478,080
Barclays PLC	321,463	821,088
BG Group PLC	107,832	2,198,679
BHP Billiton PLC	54,148	1,533,808
BP PLC	538,704	3,565,184
British American Tobacco PLC	60,089	3,055,004
British Land Co. PLC	75,286	602,810
British Sky Broadcasting Group PLC	44,385	484,873
BT Group PLC	106,987	354,737
Burberry Group PLC	18,245	379,167
Capita Group PLC	29,122	299,637
Centrica PLC	203,305	1,014,019
Cobham PLC	95,864	349,131
Compass Group PLC	82,262	863,170
Diageo PLC	84,280	2,170,543
Experian PLC	50,916	719,132
Fresnillo PLC	7,504	171,484
G4S PLC	72,774	318,571
GlaxoSmithKline PLC	155,606	3,531,552
Hammerson PLC	64,873	450,651
HSBC Holdings PLC	511,769	4,503,861
ICAP PLC	75,012	397,078
Imperial Tobacco Group PLC	31,418	1,209,764
Inchcape PLC	43	223
Intercontinental Hotels Group PLC	32,805	789,804
International Power PLC	56,347	369,418
J Sainsbury PLC	68,720	324,861

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Land Securities Group PLC	36,551	$423,370
Lloyds Banking Group PLC (b)	668,014	325,849
Marks & Spencer Group PLC	57,675	293,996
National Grid PLC	140,426	1,487,797
Next PLC	11,553	579,669
Old Mutual PLC	367,197	871,958
Pearson PLC	31,009	615,733
Prudential PLC	42,440	491,250
Randgold Resources, Ltd.	1,899	170,816
Reckitt Benckiser Group PLC	22,820	1,204,402
Reed Elsevier PLC	45,145	362,181
Rio Tinto PLC	40,679	1,926,212
Rolls-Royce Holdings PLC (b)	62,324	838,713
Royal Bank of Scotland Group PLC (b)	75,859	256,166
Royal Dutch Shell PLC (Class B)	84,208	2,938,692
RSA Insurance Group PLC	115,733	196,225
SABMiller PLC	28,395	1,137,899
Scottish & Southern Energy PLC	37,588	820,063
Severn Trent PLC	20,358	527,811
Smith & Nephew PLC	42,993	429,882
Smiths Group PLC	17,417	277,275
Standard Chartered PLC	40,145	871,757
Standard Life PLC	108,644	397,720
Tesco PLC	251,047	1,220,837
The Sage Group PLC	65,592	285,280
Tullow Oil PLC	15,913	366,894
Unilever PLC	44,054	1,481,429
United Utilities Group PLC	30,220	319,940
Vodafone Group PLC	1,500,453	4,218,444
Whitbread PLC	18,072	574,837
WPP PLC	44,483	539,317
Xstrata PLC	48,956	613,206

		61,692,383

TOTAL COMMON STOCKS —
(Cost $474,030,896)		390,654,158

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol YPF SA (expiring 7/12/12) (b) (Cost $21,079)	30,449	21,407

SHORT TERM INVESTMENTS — 8.4%
UNITED STATES — 8.4%
MONEY MARKET FUNDS — 8.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	32,570,068	32,570,068
State Street Institutional Liquid Reserves Fund 0.20% (g)(h)	244,328	244,328

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,814,396)		32,814,396

TOTAL INVESTMENTS — 107.7%
(Cost $506,866,371)		423,489,961
OTHER ASSETS & LIABILITIES — (7.7)%		(30,102,877)

NET ASSETS — 100.0%		$393,387,084

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of June 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	10.7
Metals & Mining	6.8
Pharmaceuticals	6.7
Chemicals	3.6
Insurance	3.5
Food Products	3.3
Wireless Telecommunication Services	3.2
Diversified Telecommunication Services	3.2
Automobiles	3.1
Semiconductors & Semiconductor Equipment	2.8
Beverages	2.3
Machinery	2.3
Real Estate Management & Development	1.8
Electric Utilities	1.7
Food & Staples Retailing	1.6
Tobacco	1.5
Media	1.4
Road & Rail	1.4
Trading Companies & Distributors	1.3
Capital Markets	1.3
Industrial Conglomerates	1.3
Electronic Equipment, Instruments & Components	1.3
Diversified Financial Services	1.2
Real Estate Investment Trusts	1.2
Multi-Utilities	1.1
Textiles, Apparel & Luxury Goods	1.0
Construction & Engineering	1.0
Electrical Equipment	0.9
Hotels, Restaurants & Leisure	0.9
Specialty Retail	0.7
Auto Components	0.6
Transportation Infrastructure	0.6
Multiline Retail	0.6
Aerospace & Defense	0.6
Gas Utilities	0.5
Building Products	0.5
Household Durables	0.5
Software	0.5
Independent Power Producers & Energy Traders	0.5
Construction Materials	0.5
Health Care Equipment & Supplies	0.5
Professional Services	0.5
Commercial Services & Supplies	0.4
Internet Software & Services	0.4
Household Products	0.4
Personal Products	0.4
Office Electronics	0.4
Air Freight & Logistics	0.4
Energy Equipment & Services	0.3
Communications Equipment	0.3
IT Services	0.3
Health Care Providers & Services	0.3
Marine	0.2
Biotechnology	0.2
Water Utilities	0.2
Containers & Packaging	0.2
Computers & Peripherals	0.2
Paper & Forest Products	0.2
Distributors	0.1
Consumer Finance	0.1
Airlines	0.1
Leisure Equipment & Products	0.1
Short Term Investments	8.4
Other Assets & Liabilities	(7.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 3.1%
Alumina, Ltd.	3,276	$2,653
Amcor, Ltd.	269	1,955
AMP, Ltd.	934	3,686
Australia & New Zealand Banking Group, Ltd.	211	4,765
BHP Billiton, Ltd.	282	9,091
Boral, Ltd.	912	2,758
Brambles, Ltd.	688	4,344
CFS Retail Property Trust	3,750	7,457
Coca-Cola Amatil, Ltd.	324	4,444
Commonwealth Bank of Australia	69	3,756
CSL, Ltd.	129	5,212
Fortescue Metals Group, Ltd.	497	2,496
Iluka Resources, Ltd.	134	1,555
Insurance Australia Group, Ltd.	1,461	5,212
Lend Lease Group	739	5,454
Macquarie Group, Ltd.	136	3,625
National Australia Bank, Ltd.	265	6,394
Newcrest Mining, Ltd.	158	3,662
Origin Energy, Ltd.	315	3,939
OZ Minerals, Ltd.	486	3,916
QBE Insurance Group, Ltd.	235	3,223
Rio Tinto, Ltd.	100	5,791
Santos, Ltd.	360	3,930
Sonic Healthcare, Ltd.	345	4,491
Suncorp Group, Ltd.	464	3,848
Toll Holdings, Ltd.	930	3,794
Transurban Group	434	2,531
Wesfarmers, Ltd.	304	9,835
Westfield Group	566	5,512
Westpac Banking Corp.	304	6,584
Woodside Petroleum, Ltd.	130	4,134
Woolworths, Ltd.	112	3,077

		143,124

AUSTRIA — 0.1%
OMV AG	136	4,275

BELGIUM — 0.4%
Anheuser-Busch InBev NV	79	6,146
Delhaize Group	71	2,602
Solvay SA	37	3,652
UCB SA	120	6,067

		18,467

BRAZIL — 1.4%
Banco Bradesco SA Preference Shares ADR	399	5,933
Companhia de Bebidas das Americas Preference Shares ADR	153	5,865
Companhia Energetica de Minas Gerais ADR	390	7,184
Companhia Siderurgica Nacional SA ADR	505	2,863
Gerdau SA ADR	456	3,995
Itau Unibanco Holding SA Preference Shares ADR	448	6,236
OGX Petroleo e Gas Participacoes SA ADR (a)	358	970
Oi SA ADR (b)	105	488
Oi SA ADR (b)	360	4,442
PDG Realty SA Empreendimentos e Participacoes ADR	342	1,180
Petroleo Brasileiro SA Preference Shares ADR	571	10,358
Tim Participacoes SA ADR	174	4,778
Vale SA Preference Shares ADR	607	11,843

		66,135

CANADA — 4.4%
Agrium, Inc.	34	3,009
Bank of Montreal	74	4,084
Bank of Nova Scotia	94	4,863
Barrick Gold Corp.	145	5,455
Brookfield Asset Management, Inc. (Class A)	144	4,762
Brookfield Office Properties, Inc.	205	3,583
Cameco Corp.	193	4,235
Canadian Imperial Bank of Commerce	34	2,390
Canadian National Railway Co.	73	6,165
Canadian Natural Resources, Ltd.	146	3,911
Canadian Pacific Railway, Ltd.	31	2,272
Canadian Tire Corp., Ltd. (Class A)	36	2,432
Cenovus Energy, Inc.	185	5,874
Eldorado Gold Corp.	199	2,448
Enbridge, Inc.	165	6,581
EnCana Corp.	271	5,636
Enerplus Corp.	213	2,733
First Quantum Minerals, Ltd.	103	1,819
Goldcorp, Inc.	142	5,339
IAMGOLD Corp.	214	2,527
IGM Financial, Inc.	57	2,239
Imperial Oil, Ltd.	106	4,428
Kinross Gold Corp.	314	2,560
Loblaw Cos., Ltd.	114	3,623
Manulife Financial Corp.	380	4,134
National Bank of Canada	100	7,138
Nexen, Inc.	192	3,247
Onex Corp.	126	4,886
Penn West Petroleum, Ltd.	164	2,197
Potash Corp. of Saskatchewan, Inc.	108	4,714
Rogers Communications, Inc. (Class B)	201	7,277
Royal Bank of Canada	176	9,005
Shaw Communications, Inc. (Class B)	134	2,529
Shoppers Drug Mart Corp.	88	3,543
Silver Wheaton Corp.	95	2,551
SNC-Lavalin Group, Inc.	84	3,143
Sun Life Financial, Inc.	207	4,498
Suncor Energy, Inc.	295	8,519
Talisman Energy, Inc.	344	3,938
Teck Resources, Ltd. (Class B)	105	3,247
TELUS Corp.	142	8,298
The Toronto-Dominion Bank	81	6,331
TMX Group, Inc.	97	4,415
TransAlta Corp.	329	5,567
TransCanada Corp.	59	2,469
Valeant Pharmaceuticals International, Inc. (a)	115	5,152
Yamana Gold, Inc.	289	4,454

		204,220

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	112	5,715
Enersis SA ADR	233	4,357

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Sociedad Quimica y Minera de Chile SA ADR	64	$3,563

		13,635

CHINA — 1.4%
Agricultural Bank of China, Ltd.	7,000	2,789
Bank of China, Ltd.	13,000	4,927
Bank of Communications Co., Ltd.	5,000	3,345
China Construction Bank Corp.	6,000	4,092
China Life Insurance Co., Ltd.	1,000	2,573
China Merchants Bank Co., Ltd.	1,000	1,864
China Petroleum & Chemical Corp.	4,000	3,548
China Shenhua Energy Co., Ltd.	500	1,744
China Telecom Corp., Ltd.	6,000	2,607
Hengan International Group Co., Ltd.	500	4,831
Huaneng Power International, Inc.	4,000	3,001
Industrial & Commercial Bank of China	11,000	6,084
PetroChina Co., Ltd.	4,000	5,131
PICC Property & Casualty Co., Ltd.	2,000	2,235
Ping An Insurance Group Co. of China, Ltd.	500	3,977
Tencent Holdings, Ltd.	200	5,827
Wumart Stores, Inc. (a)	2,000	4,043
Yanzhou Coal Mining Co., Ltd. (a)	2,000	3,089

		65,707

COLOMBIA — 0.1%
BanColombia SA ADR	94	5,813

DENMARK — 0.5%
A P Moller — Maersk A/S	1	6,562
Danske Bank A/S (a)	164	2,279
DSV A/S	246	4,875
Novo Nordisk A/S (Class B)	73	10,573

		24,289

FINLAND — 0.3%
Fortum Oyj	128	2,432
Metso Oyj	76	2,615
Nokia Oyj	793	1,630
Sampo Oyj (Class A)	90	2,332
UPM-Kymmene Oyj	292	3,298
Wartsila Oyj	87	2,847

		15,154

FRANCE — 2.9%
Accor SA	154	4,823
Alstom SA	119	3,765
AXA SA	309	4,110
BNP Paribas	167	6,429
Bouygues SA	93	2,502
Cap Gemini SA	116	4,269
Carrefour SA	174	3,212
Credit Agricole SA (a)	326	1,436
Danone	88	5,474
Essilor International SA	59	5,488
France Telecom SA	449	5,912
GDF Suez	157	3,737
LVMH Moet Hennessy Louis Vuitton SA	32	4,867
Pernod — Ricard SA	43	4,598
PPR	20	2,849
Publicis Groupe SA	74	3,385
Renault SA	109	4,349
Sanofi	144	10,917
Schneider Electric SA	104	5,772
Societe Generale (a)	130	3,037
Sodexo	92	7,169
Technip SA	48	4,992
Total SA	223	10,046
Unibail-Rodamco SE	35	6,445
Vallourec SA	39	1,592
Veolia Environnement SA	271	3,434
Vinci SA	131	6,115
Vivendi SA	338	6,275

		136,999

GERMANY — 2.6%
Adidas AG	79	5,660
Allianz SE	74	7,429
BASF SE	120	8,330
Bayer AG	141	10,160
Commerzbank AG (a)	943	1,599
Daimler AG	165	7,401
Deutsche Bank AG	160	5,787
Deutsche Boerse AG	57	3,076
Deutsche Lufthansa AG	342	3,955
Deutsche Post AG	284	5,024
Deutsche Telekom AG	468	5,140
E.ON AG	293	6,321
Fresenius Medical Care AG & Co. KGaA	32	2,267
Linde AG	20	3,113
MAN SE	27	2,760
Merck KGaA	50	4,995
Muenchener Rueckversicherungs- Gesellschaft AG	43	6,065
RWE AG	98	4,002
Salzgitter AG	104	4,273
SAP AG	146	8,624
Siemens AG	68	5,708
ThyssenKrupp AG	183	2,981
Volkswagen AG	35	5,279

		119,949

HONG KONG — 2.3%
AIA Group, Ltd.	1,400	4,783
Bank of East Asia, Ltd.	1,017	3,632
Cheung Kong Holdings, Ltd.	1,000	12,196
China Mobile, Ltd.	500	5,463
China Overseas Land & Investment, Ltd.	2,000	4,636
China Resources Enterprise, Ltd.	2,000	5,917
China Unicom (Hong Kong), Ltd.	2,000	2,516
Citic Pacific, Ltd.	2,000	3,017
CNOOC, Ltd.	3,000	5,956
COSCO Pacific, Ltd.	2,000	2,707
Hang Lung Properties, Ltd.	1,000	3,378
Henderson Land Development Co., Ltd.	1,000	5,498
Hong Kong Exchanges and Clearing, Ltd.	305	4,325
Hutchison Whampoa, Ltd.	1,000	8,573
Li & Fung, Ltd.	2,000	3,821
New World Development Co., Ltd.	3,034	3,524
Sands China, Ltd.	800	2,527
Shangri-La Asia, Ltd.	2,000	3,811
Sun Hung Kai Properties, Ltd.	1,008	11,845
Swire Pacific, Ltd.	500	5,782

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

The Link REIT	1,000	$4,080

		107,987

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt	22	1,592
Richter Gedeon NyRt	18	2,974

		4,566

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR	206	6,114
HDFC Bank, Ltd. ADR	156	5,086
ICICI Bank, Ltd. ADR	128	4,148
Infosys Technologies, Ltd. ADR	90	4,055
Mahindra & Mahindra, Ltd. GDR	235	2,844
Reliance Industries, Ltd. GDR (c)	159	4,214
Tata Motors, Ltd. ADR	174	3,821

		30,282

INDONESIA — 0.6%
Astra Agro Lestari Tbk PT	1,500	3,202
Astra International Tbk PT	5,000	3,647
Bank Central Asia Tbk PT	4,500	3,497
Bank Mandiri Tbk PT	4,500	3,450
Bank Rakyat Indonesia Persero Tbk PT	5,000	3,380
Gudang Garam Tbk PT	500	3,274
Telekomunikasi Indonesia Tbk PT	6,500	5,640

		26,090

IRELAND — 0.5%
Accenture PLC (Class A)	100	6,009
Covidien PLC	200	10,700
CRH PLC	150	2,876
Elan Corp. PLC (a)	224	3,269
Seagate Technology PLC	100	2,473

		25,327

ISRAEL — 0.2%
Bank Hapoalim BM	669	2,032
Bank Leumi Le-Israel BM (a)	876	2,105
Teva Pharmaceutical Industries, Ltd. ADR	115	4,536

		8,673

ITALY — 0.7%
Assicurazioni Generali SpA	278	3,761
Enel SpA	1,222	3,942
ENI SpA	260	5,537
Fiat Industrial SpA	281	2,760
Intesa Sanpaolo SpA	2,205	3,128
Mediaset SpA	1,084	1,897
Saipem SpA	55	2,442
Telecom Italia SpA	5,152	5,103
UniCredit SpA (a)	735	2,780

		31,350

JAPAN — 8.0%
Aisin Seiki Co., Ltd.	100	3,297
Asahi Breweries, Ltd.	100	2,142
Asahi Kasei Corp.	1,000	5,389
Astellas Pharma, Inc.	100	4,343
Bridgestone Corp.	100	2,275
Canon, Inc.	100	3,967
Chuo Mitsui Trust Holdings, Inc.	1,000	2,958
Credit Saison Co., Ltd.	200	4,404
Daiichi Sankyo Co., Ltd.	300	5,034
Daikin Industries, Ltd.	100	2,787
Daiwa Securities Group, Inc.	1,000	3,722
Denso Corp.	200	6,750
Eisai Co., Ltd.	100	4,374
FUJIFILM Holdings Corp.	200	3,755
Hitachi, Ltd.	1,000	6,104
Hokuhoku Financial Group, Inc.	2,000	3,233
Honda Motor Co., Ltd.	200	6,891
Hoya Corp.	200	4,379
ITOCHU Corp.	300	3,128
Japan Tobacco, Inc.	200	5,918
JFE Holdings, Inc.	200	3,304
JSR Corp.	200	3,442
JX Holdings, Inc.	500	2,557
Kajima Corp.	1,000	2,920
Kamigumi Co., Ltd.	1,000	7,933
KDDI Corp.	1	6,429
Kobe Steel, Ltd.	3,000	3,572
Komatsu, Ltd.	200	4,707
Konica Minolta Holdings, Inc.	500	3,904
Kyocera Corp.	100	8,560
Makita Corp.	100	3,475
Marubeni Corp.	1,000	6,592
Marui Group Co., Ltd.	900	6,835
Mitsubishi Chemical Holdings Corp.	500	2,187
Mitsubishi Corp.	200	4,000
Mitsubishi Electric Corp.	1,000	8,272
Mitsubishi Heavy Industries, Ltd.	1,000	4,036
Mitsubishi UFJ Financial Group, Inc.	1,700	8,054
Mitsui & Co., Ltd.	200	2,943
Mizuho Financial Group, Inc.	3,600	6,046
MS&AD Insurance Group Holdings, Inc.	200	3,467
Murata Manufacturing Co., Ltd.	100	5,207
NEC Corp. (a)	2,000	3,083
Nippon Steel Corp.	2,000	4,487
Nippon Yusen KK	2,000	5,239
Nissan Motor Co., Ltd.	400	3,750
Nitto Denko Corp.	100	4,230
NKSJ Holdings, Inc.	200	4,221
Nomura Holdings, Inc.	900	3,316
NTT Data Corp.	1	3,049
Obayashi Corp.	1,000	4,374
ORIX Corp.	40	3,695
Osaka Gas Co., Ltd.	1,000	4,186
Panasonic Corp.	600	4,835
Resona Holdings, Inc.	600	2,459
Rohm Co., Ltd.	100	3,816
Secom Co., Ltd.	100	4,568
Seven & I Holdings Co., Ltd.	100	3,004
Shin-Etsu Chemical Co., Ltd.	100	5,464
Softbank Corp.	200	7,402
Sony Corp.	300	4,222
Sumitomo Chemical Co., Ltd.	1,000	3,045
Sumitomo Corp.	200	2,777
Sumitomo Electric Industries, Ltd.	300	3,696
Sumitomo Metal Industries, Ltd.	2,000	3,259
Sumitomo Mitsui Financial Group, Inc.	200	6,547
T&D Holdings, Inc.	400	4,226
Takeda Pharmaceutical Co., Ltd.	100	4,531
TDK Corp.	100	4,011
Teijin, Ltd.	1,000	3,020

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Terumo Corp.	100	$4,086
The Joyo Bank, Ltd.	1,000	4,537
The Kansai Electric Power Co., Inc.	200	2,394
Tokio Marine Holdings, Inc.	200	4,978
Tokyo Electron, Ltd.	100	4,631
Tokyu Corp.	1,000	4,700
Toppan Printing Co., Ltd.	1,000	6,642
Toshiba Corp.	1,000	3,760
Toyota Motor Corp.	400	15,992
Toyota Tsusho Corp.	300	5,681
West Japan Railway Co.	100	4,111
Yamada Denki Co., Ltd.	40	2,033
Yamaha Corp.	600	6,129

		377,478

LUXEMBOURG — 0.1%
ArcelorMittal	195	2,997

MEXICO — 0.8%
America Movil SAB de CV	7,481	9,690
Cemex SAB de CV (a)	3,151	2,105
Fomento Economico Mexicano SAB de CV	769	6,818
Grupo Financiero Banorte SAB de CV	740	3,811
Grupo Mexico SAB de CV	1,231	3,630
Grupo Modelo SAB de CV	753	6,616
Grupo Televisa SA de CV (Series CPO)	654	2,797
Industrias Penoles SA de CV	50	2,139

		37,606

NETHERLANDS — 1.3%
Akzo Nobel NV	74	3,478
ASML Holding NV	92	4,678
DE Master Blenders 1753 NV (a)	300	3,392
European Aeronautic Defence and Space Co. NV	66	2,340
Heineken NV	52	2,715
ING Groep NV (a)	675	4,511
Koninklijke (Royal) KPN NV	449	4,306
Koninklijke Ahold NV	345	4,279
Koninklijke DSM NV	86	4,235
Koninklijke Philips Electronics NV	266	5,256
LyondellBasell Industries NV	100	4,027
Reed Elsevier NV	341	3,900
Royal Dutch Shell PLC (Class A)	9	303
Unilever NV	194	6,496
Wolters Kluwer NV	434	6,901

		60,817

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd.	200	12,982

NORWAY — 0.3%
DnB NOR ASA	363	3,600
Norsk Hydro ASA	1,114	5,004
Telenor ASA	297	4,941
Yara International ASA	62	2,699

		16,244

PERU — 0.0% (d)
Compania de Minas Buenaventura SA ADR	30	1,140

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	72	4,579

PORTUGAL — 0.1%
Portugal Telecom SGPS SA	848	3,718

RUSSIA — 0.7%
Federal Hydrogenerating Co. JSC ADR (a)	824	1,969
Gazprom OAO ADR	781	7,419
Lukoil OAO ADR	96	5,384
MMC Norilsk Nickel OJSC ADR	117	1,933
Mobile TeleSystems ADR	182	3,130
Sberbank of Russia ADR	412	4,458
Surgutneftegas OJSC ADR Preference Shares	840	4,788
Tatneft ADR (a)	97	3,254
Uralkali OJSC GDR	68	2,603

		34,938

SINGAPORE — 0.7%
CapitaLand, Ltd.	3,000	6,394
Fraser and Neave, Ltd.	1,000	5,526
Singapore Exchange, Ltd.	2,000	9,962
Singapore Press Holdings, Ltd.	2,000	6,157
Singapore Telecommunications, Ltd.	1,000	2,605

		30,644

SOUTH AFRICA — 0.9%
AngloGold Ashanti, Ltd.	85	2,900
Discovery Holdings, Ltd.	1,162	7,388
FirstRand, Ltd.	1,067	3,443
Gold Fields, Ltd.	206	2,616
Harmony Gold Mining Co., Ltd.	228	2,132
Impala Platinum Holdings, Ltd.	154	2,547
MTN Group, Ltd.	395	6,806
Naspers, Ltd.	63	3,351
Sanlam, Ltd.	988	4,319
Sasol, Ltd.	76	3,182
Standard Bank Group, Ltd.	251	3,392

		42,076

SOUTH KOREA — 2.1%
E-Mart Co., Ltd.	8	1,746
Hana Financial Group, Inc.	80	2,529
Honam Petrochemical Corp.	6	1,239
Hyundai Heavy Industries Co., Ltd.	12	2,698
Hyundai Hysco Co., Ltd.	100	3,558
Hyundai Mobis	13	3,116
Hyundai Motor Co.	29	5,887
KB Financial Group, Inc.	110	3,544
Kia Motors Corp.	65	4,239
Korea Electric Power Corp. ADR (a)	156	1,744
KT&G Corp.	41	2,907
LG Chem, Ltd. Preference Shares	63	4,857
LG Electronics, Inc.	34	1,811
LG Household & Health Care, Ltd.	6	3,232
NHN Corp.	16	3,492
POSCO ADR	57	4,585
Samsung C&T Corp.	68	3,883
Samsung Electronics Co., Ltd. GDR	36	19,134
Samsung Engineering Co., Ltd.	17	2,664
Samsung Fire & Marine Insurance Co., Ltd.	14	2,762
Samsung Heavy Industries Co., Ltd.	110	3,582
Samsung Securities Co., Ltd.	67	2,863
Shinhan Financial Group Co., Ltd.	110	3,813
SK Holdings Co., Ltd.	23	2,661
SK Hynix, Inc. (a)	130	2,707

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SK Innovation Co., Ltd.	20	$2,410

		97,663

SPAIN — 0.6%
Acciona SA	56	3,347
Acerinox SA	262	2,932
ACS, Actividades de Construccion y Servicios SA	184	3,944
Banco Bilbao Vizcaya Argentaria SA	766	5,472
Banco Santander SA	1,282	8,494
Repsol YPF SA	113	1,813
Telefonica SA	320	4,211

		30,213

SWEDEN — 1.1%
Assa Abloy AB (Class B)	110	3,069
Atlas Copco AB (Class B)	307	5,844
Nordea Bank AB	532	4,578
Sandvik AB	286	3,661
Securitas AB (Class B)	444	3,448
Skandinaviska Enskilda Banken AB (Class A)	671	4,351
Skanska AB (Class B)	291	4,456
SKF AB (Class B)	207	4,076
Svenska Handelsbanken AB (Class A)	91	2,989
Tele2 AB (Class B)	183	2,832
Telefonaktiebolaget LM Ericsson (Class B)	543	4,960
TeliaSonera AB	468	2,991
Volvo AB (Class A)	448	5,144

		52,399

SWITZERLAND — 3.1%
ABB, Ltd. (a)	404	6,595
ACE, Ltd.	100	7,413
Adecco SA (a)	78	3,461
Compagnie Financiere Richemont SA	110	6,026
Credit Suisse Group AG (a)	237	4,322
Geberit AG (a)	32	6,312
Givaudan SA (a)	4	3,928
Holcim, Ltd. (a)	71	3,927
Kuehne & Nagel International AG	38	4,023
Nestle SA	280	16,729
Noble Corp. (a)	200	6,506
Novartis AG	264	14,755
Roche Holding AG	98	16,939
SGS SA	4	7,501
Swiss Re AG (a)	95	5,977
Syngenta AG	10	3,416
TE Connectivity, Ltd.	200	6,382
The Swatch Group AG	12	4,735
Transocean, Ltd.	71	3,167
UBS AG (a)	611	7,133
Wolseley PLC	92	3,430
Zurich Financial Services AG (a)	19	4,286

		146,963

TAIWAN — 1.2%
Advanced Semiconductor Engineering Inc, ADR	1,012	4,119
AU Optronics Corp. ADR	992	3,988
Chunghwa Telecom Co., Ltd. ADR	263	8,266
Hon Hai Precision Industry Co., Ltd. GDR	1,324	7,997
Siliconware Precision Industries Co. ADR	1,651	8,569
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	1,096	15,300
United Microelectronics Corp. ADR	2,579	5,596

		53,835

THAILAND — 0.2%
Bangkok Bank PCL	1,100	7,170
PTT PCL	200	2,034

		9,204

TURKEY — 0.3%
Akbank TAS	730	2,672
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,000	4,909
Turkiye Garanti Bankasi AS	845	3,317
Turkiye Is Bankasi	1,939	5,146

		16,044

UNITED KINGDOM — 7.9%
3i Group PLC	1,772	5,478
Anglo American PLC	224	7,338
AstraZeneca PLC	177	7,920
BAE Systems PLC	891	4,033
Barclays PLC	2,108	5,384
BG Group PLC	446	9,094
BHP Billiton PLC	304	8,611
BP PLC	2,520	16,678
British American Tobacco PLC	51	2,593
British Land Co. PLC	629	5,036
British Sky Broadcasting Group PLC	201	2,196
BT Group PLC	2,078	6,890
Burberry Group PLC	158	3,284
Capita Group PLC	537	5,525
Cobham PLC	2,646	9,637
Compass Group PLC	479	5,026
Diageo PLC	273	7,031
Experian PLC	371	5,240
G4S PLC	623	2,727
GlaxoSmithKline PLC	625	14,185
Hammerson PLC	1,017	7,065
HSBC Holdings PLC	2,224	19,572
Imperial Tobacco Group PLC	100	3,851
Intercontinental Hotels Group PLC	293	7,054
J Sainsbury PLC	736	3,479
Land Securities Group PLC	441	5,108
Lloyds Banking Group PLC (a)	8,654	4,221
Marks & Spencer Group PLC	1,017	5,184
National Grid PLC	197	2,087
Next PLC	72	3,613
Old Mutual PLC	1,498	3,557
Pearson PLC	120	2,383
Prudential PLC	485	5,614
Randgold Resources, Ltd.	29	2,609
Reckitt Benckiser Group PLC	80	4,222
Reed Elsevier PLC	312	2,503
Rio Tinto PLC	216	10,228
Rolls-Royce Holdings PLC (a)	316	4,252
Royal Dutch Shell PLC (Class B)	760	26,522
RSA Insurance Group PLC	3,346	5,673
SABMiller PLC	131	5,250
Scottish & Southern Energy PLC	160	3,491
Severn Trent PLC	250	6,482

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Smith & Nephew PLC	453	$4,529
Smiths Group PLC	349	5,556
Standard Chartered PLC	353	7,665
Standard Life PLC	2,096	7,673
Tesco PLC	1,181	5,743
The Sage Group PLC	1,788	7,777
Tullow Oil PLC	178	4,104
Unilever PLC	153	5,145
United Utilities Group PLC	445	4,711
Vodafone Group PLC	6,679	18,778
Whitbread PLC	326	10,369
WPP PLC	344	4,171
Xstrata PLC	355	4,447

		368,594

UNITED STATES — 46.5%
3M Co.	100	8,960
Abbott Laboratories	200	12,894
Adobe Systems, Inc. (a)	300	9,711
Aetna, Inc.	200	7,754
Aflac, Inc.	200	8,518
Agilent Technologies, Inc.	200	7,848
Alexion Pharmaceuticals, Inc. (a)	100	9,930
Allergan, Inc.	100	9,257
Altera Corp.	100	3,384
Altria Group, Inc.	200	6,910
Amazon.com, Inc. (a)	100	22,835
American Capital Agency Corp.	100	3,361
American Electric Power Co., Inc.	200	7,980
American Express Co.	200	11,642
American Tower Corp.	100	6,991
Amgen, Inc.	200	14,608
Anadarko Petroleum Corp.	100	6,620
Annaly Capital Management, Inc.	200	3,356
Apache Corp.	100	8,789
Apple, Inc. (a)	100	58,400
Applied Materials, Inc.	699	8,011
Archer-Daniels-Midland Co.	300	8,856
AT&T, Inc.	699	24,926
Automatic Data Processing, Inc.	100	5,566
Baker Hughes, Inc.	200	8,220
Bank of America Corp.	1,699	13,898
Baxter International, Inc.	200	10,630
Becton, Dickinson and Co.	100	7,475
Bed Bath & Beyond, Inc. (a)	100	6,180
Berkshire Hathaway, Inc. (Class B) (a)	100	8,333
Biogen Idec, Inc. (a)	100	14,438
Bristol-Myers Squibb Co.	300	10,785
Broadcom Corp. (Class A) (a)	200	6,760
C.H. Robinson Worldwide, Inc.	100	5,853
Cameron International Corp. (a)	200	8,542
Capital One Financial Corp.	100	5,466
Carnival Corp.	100	3,427
Caterpillar, Inc.	100	8,491
CBS Corp.	200	6,556
Celgene Corp. (a)	100	6,416
CenturyLink, Inc.	200	7,898
CH Energy Group, Inc.	200	13,138
Chesapeake Energy Corp.	300	5,580
Chevron Corp.	300	31,650
Church & Dwight Co., Inc.	200	11,094
Cisco Systems, Inc.	999	17,153
Citigroup, Inc.	500	13,705
Citrix Systems, Inc. (a)	100	8,394
Coach, Inc.	100	5,848
Cognizant Technology Solutions Corp. (Class A) (a)	100	6,000
Colgate-Palmolive Co.	100	10,410
Comcast Corp. (Class A) Special	500	15,700
ConAgra Foods, Inc.	200	5,186
ConocoPhillips	200	11,176
Corning, Inc.	400	5,172
Costco Wholesale Corp.	100	9,500
CSX Corp.	400	8,944
Cummins, Inc.	100	9,691
CVS Caremark Corp.	200	9,346
Danaher Corp.	200	10,416
Deere & Co.	100	8,087
Dell, Inc. (a)	400	5,008
Devon Energy Corp.	100	5,799
DIRECTV (Class A) (a)	100	4,882
Discover Financial Services	200	6,916
Dollar Tree, Inc. (a)	200	10,760
Duke Energy Corp.	200	4,612
E. I. du Pont de Nemours & Co.	200	10,114
Eaton Corp.	200	7,926
eBay, Inc. (a)	300	12,603
Ecolab, Inc.	100	6,853
Edison International	200	9,240
Eli Lilly & Co.	200	8,582
EMC Corp. (a)	400	10,252
Emerson Electric Co.	200	9,316
EOG Resources, Inc.	100	9,011
Equity Residential	100	6,236
Exelon Corp.	200	7,524
Express Scripts Holding Co. (a)	181	10,105
Exxon Mobil Corp.	600	51,342
Fastenal Co.	100	4,031
FedEx Corp.	100	9,161
FirstEnergy Corp.	200	9,838
FMC Technologies, Inc. (a)	200	7,846
Ford Motor Co.	799	7,662
Franklin Resources, Inc.	100	11,099
Freeport-McMoRan Copper & Gold, Inc.	200	6,814
General Dynamics Corp.	100	6,596
General Electric Co.	1,499	31,239
General Mills, Inc.	100	3,854
General Motors Co. (a)	200	3,944
Gilead Sciences, Inc. (a)	200	10,256
H.J. Heinz Co.	100	5,438
Halliburton Co.	200	5,678
HCP, Inc.	300	13,245
Hess Corp.	100	4,345
Hewlett-Packard Co.	400	8,044
Hillshire Brands Co.	60	1,739
Honeywell International, Inc.	200	11,168
Illinois Tool Works, Inc.	200	10,578
Ingersoll-Rand PLC	200	8,436
Intel Corp.	799	21,293
International Business Machines Corp.	200	39,116
Intuit, Inc.	100	5,935
Johnson & Johnson	300	20,268
Johnson Controls, Inc.	200	5,542

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

JPMorgan Chase & Co.	600	$21,438
Juniper Networks, Inc. (a)	200	3,262
Kellogg Co.	100	4,933
Kimberly-Clark Corp.	100	8,377
Kinder Morgan Management, LLC (a)	101	7,416
Kinder Morgan, Inc.	42	1,353
Kohl’s Corp.	100	4,549
Kraft Foods, Inc. (Class A)	100	3,862
Las Vegas Sands Corp.	100	4,349
Liberty Global, Inc. (Series A) (a)	100	4,963
Liberty Interactive Corp. (Class A) (a)	200	3,558
Limited Brands, Inc.	200	8,506
Lockheed Martin Corp.	100	8,708
Lowe’s Cos., Inc.	300	8,532
Macy’s, Inc.	200	6,870
Marathon Oil Corp.	300	7,671
Marathon Petroleum Corp.	100	4,492
Marsh & McLennan Cos., Inc.	200	6,446
Mattel, Inc.	400	12,976
McCormick & Co., Inc.	300	18,195
McDonald’s Corp.	100	8,853
McKesson Corp.	100	9,375
Mead Johnson Nutrition Co.	100	8,051
Medtronic, Inc.	300	11,619
Merck & Co., Inc.	400	16,700
MetLife, Inc.	300	9,255
Microsoft Corp.	1,099	33,618
Monsanto Co.	100	8,278
Morgan Stanley	300	4,377
National Oilwell Varco, Inc.	100	6,444
NetApp, Inc. (a)	100	3,182
Newmont Mining Corp.	100	4,851
News Corp. (Class A)	500	11,145
NextEra Energy, Inc.	100	6,881
NIKE, Inc. (Class B)	100	8,778
Noble Energy, Inc.	100	8,482
Norfolk Southern Corp.	100	7,177
Northrop Grumman Corp.	200	12,758
O’Reilly Automotive, Inc. (a)	100	8,377
Occidental Petroleum Corp.	200	17,154
Oracle Corp.	699	20,760
Parker Hannifin Corp.	100	7,688
PepsiCo, Inc.	200	14,132
Pfizer, Inc.	999	22,977
PG&E Corp.	100	4,527
Philip Morris International, Inc.	200	17,452
Phillips 66 (a)	100	3,324
Pioneer Natural Resources Co.	100	8,821
PNC Financial Services Group, Inc.	100	6,111
PPL Corp.	300	8,343
Praxair, Inc.	100	10,873
Progress Energy, Inc.	100	6,017
ProLogis	300	9,969
Prudential Financial, Inc.	200	9,686
Public Service Enterprise Group, Inc.	200	6,500
Public Storage	100	14,441
QUALCOMM, Inc.	300	16,704
Range Resources Corp.	100	6,187
Raytheon Co.	100	5,659
Retail Opportunity Investments Corp.	1,499	18,078
Rockville Financial, Inc.	1,599	18,501
Ross Stores, Inc.	100	6,247
Salesforce.com, Inc. (a)	100	13,826
SanDisk Corp. (a)	100	3,648
Simon Property Group, Inc.	100	15,566
Southern Co.	100	4,630
Southwestern Energy Co. (a)	100	3,193
Spectra Energy Corp.	200	5,812
St. Jude Medical, Inc.	200	7,982
Starbucks Corp.	200	10,664
State Street Corp.	100	4,464
Sysco Corp.	200	5,962
Target Corp.	100	5,819
Texas Instruments, Inc.	300	8,607
The Allstate Corp.	200	7,018
The Bank of New York Mellon Corp.	300	6,585
The Boeing Co.	100	7,430
The Charles Schwab Corp.	500	6,465
The Chubb Corp.	100	7,282
The Clorox Co.	100	7,246
The Coca-Cola Co.	200	15,638
The Dow Chemical Co.	300	9,450
The Estee Lauder Cos., Inc. (Class A)	100	5,412
The Goldman Sachs Group, Inc.	100	9,586
The Hershey Co.	100	7,203
The Home Depot, Inc.	200	10,598
The J.M. Smucker Co.	100	7,552
The Mosaic Co.	100	5,476
The Procter & Gamble Co.	200	12,250
The Travelers Cos., Inc.	100	6,384
The Walt Disney Co.	300	14,550
The Williams Cos., Inc.	300	8,646
Thermo Fisher Scientific, Inc.	200	10,382
Time Warner Cable, Inc.	100	8,210
Time Warner, Inc.	200	7,700
TJX Cos., Inc.	200	8,586
Tyco International, Ltd.	100	5,285
Tyson Foods, Inc. (Class A)	400	7,532
U.S. Bancorp	300	9,648
Union Pacific Corp.	100	11,931
United Parcel Service, Inc. (Class B)	100	7,876
United Technologies Corp.	100	7,553
UnitedHealth Group, Inc.	200	11,700
Valero Energy Corp.	200	4,830
Vector Group, Ltd.	899	15,301
Verizon Communications, Inc.	300	13,332
Viacom, Inc. (Class B)	100	4,702
Visa, Inc. (Class A)	100	12,363
Wal-Mart Stores, Inc.	200	13,944
Walgreen Co.	200	5,916
Waste Management, Inc.	200	6,680
Weatherford International, Ltd. (a)	500	6,315
WellPoint, Inc.	100	6,379
Wells Fargo & Co.	799	26,719
Western Digital Corp. (a)	100	3,048
Whole Foods Market, Inc.	100	9,532
Yahoo!, Inc. (a)	300	4,749
Yum! Brands, Inc.	100	6,442

		2,183,318

TOTAL COMMON STOCKS —
(Cost $4,945,483)		4,635,494

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol YPF SA (expiring 7/12/12) (a) (Cost $78)	113	$79

SHORT TERM INVESTMENTS — 0.0% (d)
UNITED STATES — 0.0% (d)
MONEY MARKET FUND — 0.0% (d)
State Street Institutional Liquid Reserves Fund 0.20% (e)(f) (Cost $1,609)	1,609	1,609
TOTAL INVESTMENTS — 98.8%
(Cost $4,947,170)		4,637,182
OTHER ASSETS & LIABILITIES — 1.2%		54,756

NET ASSETS — 100.0%		$4,691,938

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of June 30, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

	PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	9.1%
Commercial Banks	7.0
Pharmaceuticals	5.1
Metals & Mining	4.4
Insurance	4.3
Chemicals	3.0
Diversified Telecommunication Services	2.8
Real Estate Investment Trusts	2.7
Machinery	2.7
Food Products	2.6
Media	2.6
Food & Staples Retailing	2.4
Semiconductors & Semiconductor Equipment	2.3
Software	2.3
Computers & Peripherals	2.3
Electric Utilities	2.2
Diversified Financial Services	2.0
Industrial Conglomerates	1.9
IT Services	1.7
Aerospace & Defense	1.7
Capital Markets	1.6
Hotels, Restaurants & Leisure	1.6
Beverages	1.5
Automobiles	1.5
Energy Equipment & Services	1.5
Wireless Telecommunication Services	1.4
Real Estate Management & Development	1.4
Tobacco	1.3
Household Products	1.3
Health Care Equipment & Supplies	1.2
Biotechnology	1.2
Specialty Retail	1.2
Electronic Equipment, Instruments & Components	1.1
Road & Rail	1.1
Health Care Providers & Services	1.0
Multiline Retail	1.0
Communications Equipment	1.0
Trading Companies & Distributors	0.9
Textiles, Apparel & Luxury Goods	0.8
Multi-Utilities	0.8
Construction & Engineering	0.8
Electrical Equipment	0.7
Air Freight & Logistics	0.7
Commercial Services & Supplies	0.6
Internet Software & Services	0.6
Internet & Catalog Retail	0.6
Consumer Finance	0.5
Professional Services	0.5
Auto Components	0.4
Leisure Equipment & Products	0.4
Thrifts & Mortgage Finance	0.4
Life Sciences Tools & Services	0.4
Marine	0.3
Independent Power Producers & Energy Traders	0.3
Transportation Infrastructure	0.3
Building Products	0.3
Construction Materials	0.3
Household Durables	0.2
Water Utilities	0.2
Personal Products	0.2
Office Electronics	0.2
Gas Utilities	0.1
Airlines	0.1
Distributors	0.1
Paper & Forest Products	0.1
Containers & Packaging	0.0	***
Short Term Investments	0.0	***
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 14.0%
Banco Bradesco SA Preference Shares ADR	6,681	$99,346
BRF — Brasil Foods SA ADR	2,246	34,117
Companhia de Bebidas das Americas Preference Shares ADR	2,665	102,149
Itau Unibanco Holding SA Preference Shares ADR	7,992	111,249
Petroleo Brasileiro SA Preference Shares ADR	7,350	133,329
Vale SA Preference Shares ADR	7,004	136,648

		616,838

CHINA — 18.1%
Bank of China, Ltd.	262,196	99,377
China Construction Bank Corp.	251,154	171,281
China Life Insurance Co., Ltd.	25,584	65,833
China Petroleum & Chemical Corp.	58,000	51,444
China Shenhua Energy Co., Ltd.	11,644	40,605
Industrial & Commercial Bank of China	227,454	125,796
PetroChina Co., Ltd.	72,812	93,399
Ping An Insurance Group Co. of China, Ltd.	6,000	47,726
Tencent Holdings, Ltd.	3,500	101,974

		797,435

HONG KONG — 8.0%
China Mobile, Ltd.	20,855	227,858
CNOOC, Ltd.	62,362	123,810

		351,668

INDIA — 2.6%
ICICI Bank, Ltd. ADR	1,488	48,226
Infosys Technologies, Ltd. ADR	1,503	67,725

		115,951

MEXICO — 5.4%
America Movil SAB de CV, ADR, Series L	6,834	178,094
Fomento Economico Mexicano SAB de CV, ADR	696	62,118

		240,212

RUSSIA — 10.3%
Gazprom OAO ADR	18,585	175,257
Lukoil OAO ADR	1,781	99,291
MMC Norilsk Nickel OJSC ADR	1,708	28,216
NovaTek OAO GDR	318	33,708
Sberbank of Russia ADR	7,532	80,969
Uralkali OJSC GDR	972	37,208

		454,649

SOUTH AFRICA — 9.5%
AngloGold Ashanti, Ltd.	1,334	45,508
Gold Fields, Ltd.	2,528	32,100
Impala Platinum Holdings, Ltd.	1,763	29,155
MTN Group, Ltd.	5,919	101,988
Naspers, Ltd.	1,361	72,387
Sasol, Ltd.	1,910	79,964
Standard Bank Group, Ltd.	4,159	56,213

		417,315

SOUTH KOREA — 20.8%
Hyundai Heavy Industries Co., Ltd.	146	32,824
Hyundai Mobis	238	57,040
Hyundai Motor Co.	539	109,414
KB Financial Group, Inc. ADR	1,281	41,876
Kia Motors Corp.	919	59,937
LG Chem, Ltd.	162	41,301
POSCO ADR	914	73,522
Samsung Electronics Co., Ltd. GDR	770	409,255
Shinhan Financial Group Co., Ltd. ADR	743	52,738
SK Hynix, Inc. (a)	1,820	37,899

		915,806

TAIWAN — 11.1%
China Steel Corp.	39,000	36,540
Chunghwa Telecom Co., Ltd. ADR	1,364	42,871
Formosa Plastics Corp.	14,000	37,383
Hon Hai Precision Industry Co., Ltd. GDR	15,608	94,272
HTC Corp.	3,000	39,100
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	17,264	241,006

		491,172

TOTAL COMMON STOCKS —
(Cost $4,971,111)		4,401,046

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.20% (c)(d) (Cost $100)	100	100

TOTAL INVESTMENTS — 99.8%
(Cost $4,971,211)		4,401,146
OTHER ASSETS & LIABILITIES — 0.2%		7,586

NET ASSETS — 100.0%		$4,408,732

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	20.1%
Oil, Gas & Consumable Fuels	18.9
Semiconductors & Semiconductor Equipment	15.7
Wireless Telecommunication Services	11.5
Metals & Mining	8.6
Automobiles	3.9
Beverages	3.7
Insurance	2.6
Chemicals	2.5
Internet Software & Services	2.3
Electronic Equipment, Instruments & Components	2.1
Media	1.7
IT Services	1.5
Auto Components	1.3
Diversified Telecommunication Services	1.0
Communications Equipment	0.9
Food Products	0.8
Machinery	0.7
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd. (a)	2,380	$38,150

AIRLINES — 0.2%
All Nippon Airways Co., Ltd. (a)	10,000	28,324

AUTO COMPONENTS — 3.0%
Aisin Seiki Co., Ltd.	1,168	38,514
Bridgestone Corp. (a)	3,803	86,508
Denso Corp.	2,647	89,339
FCC Co., Ltd. (a)	984	16,402
Futaba Industrial Co., Ltd. (a)(b)	408	2,127
Keihin Corp.	556	8,153
NGK Spark Plug Co., Ltd. (a)	2,160	28,316
NHK Spring Co., Ltd.	340	3,631
Nifco, Inc. (a)	1,028	24,711
Nissin Kogyo Co., Ltd. (a)	616	8,400
NOK Corp.	1,016	21,418
Showa Corp.	2,012	17,147
Stanley Electric Co., Ltd.	644	9,895
Sumitomo Rubber Industries, Inc.	1,808	23,339
Tokai Rika Co., Ltd.	20	328
Toyo Tire & Rubber Co., Ltd.	3,851	12,935
Toyota Industries Corp.	1,172	33,225

		424,388

AUTOMOBILES — 7.7%
Daihatsu Motor Co., Ltd.	464	8,066
Fuji Heavy Industries, Ltd. (a)	4,347	34,704
Honda Motor Co., Ltd. (a)	9,574	329,853
Isuzu Motors, Ltd.	9,651	51,164
Mazda Motor Corp. (b)	6,123	8,211
Mitsubishi Motors Corp. (a)(b)	26,173	26,242
Nissan Motor Co., Ltd.	13,562	127,138
Suzuki Motor Corp.	2,192	44,532
Toyota Motor Corp.	11,677	466,846
Yamaha Motor Co., Ltd. (a)	1,216	11,506

		1,108,262

BEVERAGES — 1.2%
Asahi Breweries, Ltd.	2,584	55,346
Ito En, Ltd. (a)	1,556	29,096
Kirin Holdings Co., Ltd. (a)	6,207	72,813
Takara Holdings, Inc. (a)	2,479	15,907

		173,162

BUILDING PRODUCTS — 1.1%
Aica Kogyo Co., Ltd.	284	4,257
Asahi Glass Co., Ltd. (a)	6,299	42,078
Daikin Industries, Ltd.	1,432	39,914
JS Group Corp.	1,772	37,266
Nippon Sheet Glass Co., Ltd. (a)	6,000	6,542
TOTO, Ltd.	4,444	32,972

		163,029

CAPITAL MARKETS — 1.0%
Daiwa Securities Group, Inc. (a)	8,482	31,572
Jafco Co., Ltd. (a)	212	4,076
Nomura Holdings, Inc.	21,176	78,027
Okasan Securities Group, Inc.	2,107	8,212
SBI Holdings, Inc. (a)	158	11,584
Tokai Tokyo Financial Holdings, Inc. (a)	3,967	14,170

		147,641

CHEMICALS — 4.3%
Asahi Kasei Corp.	5,859	31,575
Daicel Chemical Industries, Ltd.	2,055	12,543
DIC Corp. (a)	6,391	12,335
Hitachi Chemical Co., Ltd. (a)	976	15,217
JSR Corp.	1,360	23,402
Kaneka Corp. (a)	2,224	12,236
Kansai Paint Co., Ltd. (a)	2,092	22,312
Kuraray Co., Ltd.	2,971	38,241
Mitsubishi Chemical Holdings Corp.	6,123	26,782
Mitsubishi Gas Chemical Co., Inc.	2,268	12,791
Mitsui Chemicals, Inc.	5,843	14,499
Nissan Chemical Industries, Ltd.	2,816	27,317
Nitto Denko Corp.	784	33,162
Shin-Etsu Chemical Co., Ltd.	2,420	132,237
Showa Denko K.K.	7,723	14,906
Sumitomo Chemical Co., Ltd.	9,674	29,462
Taiyo Nippon Sanso Corp. (a)	4,180	24,255
Teijin, Ltd.	6,367	19,231
Tokai Carbon Co., Ltd.	1,828	7,973
Toray Industries, Inc.	7,758	52,602
Tosoh Corp.	5,599	15,087
Ube Industries, Ltd.	9,543	22,007
Zeon Corp. (a)	2,132	16,112

		616,284

COMMERCIAL BANKS — 9.4%
Chuo Mitsui Trust Holdings, Inc.	19,981	59,099
Fukuoka Financial Group, Inc.	6,000	23,311
Hokuhoku Financial Group, Inc.	9,658	15,615
Mitsubishi UFJ Financial Group, Inc.	79,700	377,574
Mizuho Financial Group, Inc.	138,100	231,926
Resona Holdings, Inc.	3,200	13,114
Shinsei Bank, Ltd.	9,726	11,702
Sumitomo Mitsui Financial Group, Inc.	8,000	261,887
Suruga Bank, Ltd.	496	5,060
The 77 Bank, Ltd.	3,803	15,586
The Awa Bank, Ltd.	3,731	23,707
The Bank of Kyoto, Ltd.	1,916	14,456
The Bank of Yokohama, Ltd.	7,947	37,350
The Chiba Bank, Ltd.	6,063	36,246
The Chugoku Bank, Ltd.	1,504	19,528
The Hachijuni Bank, Ltd.	5,719	29,602
The Hiroshima Bank, Ltd.	5,811	20,902
The Hyakugo Bank, Ltd.	4,147	17,255
The Iyo Bank, Ltd.	1,180	9,391
The Joyo Bank, Ltd.	4,155	18,851
The Juroku Bank, Ltd.	5,883	19,023
The Musashino Bank, Ltd.	420	12,312
The Nanto Bank, Ltd.	2,391	10,428
The Nishi-Nippon City Bank, Ltd.	7,799	18,865
The Shizuoka Bank, Ltd. (a)	2,363	24,225
Yamaguchi Financial Group, Inc.	2,076	18,239

		1,345,254

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd.	200	4,580
Dai Nippon Printing Co., Ltd. (a)	3,739	29,100
Daiseki Co., Ltd. (a)	400	6,928
Nissha Printing Co., Ltd. (a)(b)	236	2,629
Park24 Co., Ltd. (a)	1,000	14,739
Secom Co., Ltd.	1,368	62,494

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Toppan Printing Co., Ltd. (a)	4,299	$28,556

		149,026

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	200	3,990

COMPUTERS & PERIPHERALS — 1.2%
Fujitsu, Ltd.	10,498	49,865
NEC Corp. (a)(b)	11,918	18,372
Seiko Epson Corp. (a)	1,376	13,814
Toshiba Corp. (a)	23,633	88,857

		170,908

CONSTRUCTION & ENGINEERING — 1.5%
Chiyoda Corp.	1,688	20,500
COMSYS Holdings Corp. (a)	2,000	23,411
JGC Corp.	1,760	50,623
Kajima Corp. (a)	7,595	22,178
Maeda Corp.	5,855	27,004
Obayashi Corp.	5,679	24,840
Shimizu Corp.	5,559	19,229
Taisei Corp.	9,995	26,682

		214,467

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	9,607	21,913

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (b)	22	432
Aeon Credit Service Co., Ltd. (a)	1,040	19,186
Credit Saison Co., Ltd.	1,364	30,036
Orient Corp. (a)(b)	4,001	5,115

		54,769

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd.	1,048	12,596

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	12,569

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	628	28,059

DIVERSIFIED FINANCIAL SERVICES — 0.4%
ORIX Corp. (a)	616	56,898

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Nippon Telegraph & Telephone Corp.	5,200	241,133

ELECTRIC UTILITIES — 2.0%
Chubu Electric Power Co., Inc.	3,963	64,270
Hokkaido Electric Power Co., Inc.	1,228	15,837
Hokuriku Electric Power Co.	1,412	21,908
Kyushu Electric Power Co., Inc. (a)	2,376	28,140
Shikoku Electric Power Co., Inc.	1,572	33,355
The Chugoku Electric Power Co., Inc.	1,648	27,078
The Kansai Electric Power Co., Inc.	4,811	57,583
The Okinawa Electric Power Co., Inc.	36	1,165
The Tokyo Electric Power Co., Inc. (a)(b)	8,567	16,535
Tohoku Electric Power Co., Inc. (a)(b)	2,843	28,469

		294,340

ELECTRICAL EQUIPMENT — 1.8%
Fuji Electric Holdings Co., Ltd. (a)	6,099	14,753
Fujikura, Ltd.	4,107	12,148
Furukawa Electric Co., Ltd.	3,899	9,138
Mitsubishi Electric Corp.	11,974	99,046
Nidec Corp. (a)	764	57,642
Sumitomo Electric Industries, Ltd.	3,787	46,655
Tatsuta Electric Wire and Cable Co., Ltd. (a)	2,000	12,708
Ushio, Inc. (a)	1,036	12,724

		264,814

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd. (a)	1,768	12,342
Citizen Holdings Co., Ltd.	3,003	17,463
FUJIFILM Holdings Corp.	2,827	53,075
Hamamatsu Photonics K.K.	768	25,853
Hirose Electric Co., Ltd. (a)	408	40,089
Hitachi, Ltd.	25,933	158,283
Horiba, Ltd.	404	14,076
Hoya Corp.	2,632	57,627
Ibiden Co., Ltd.	996	17,788
Keyence Corp. (a)	240	59,015
Kyocera Corp.	992	84,915
Murata Manufacturing Co., Ltd.	1,228	63,947
Nippon Electric Glass Co., Ltd. (a)	3,548	20,899
Oki Electric Industry Co., Ltd. (b)	12,166	19,517
Omron Corp.	1,380	28,883
Shimadzu Corp.	2,312	19,849
TDK Corp.	996	39,945
Yaskawa Electric Corp.	1,604	12,062
Yokogawa Electric Corp. (a)	1,964	20,135

		765,763

FOOD & STAPLES RETAILING — 2.0%
Aeon Co., Ltd. (a)	4,403	54,741
Cawachi, Ltd.	448	9,820
FamilyMart Co., Ltd.	352	16,102
Izumiya Co., Ltd.	3,740	18,796
Lawson, Inc. (a)	400	27,974
Seven & I Holdings Co., Ltd.	4,439	133,354
UNY Co., Ltd.	2,000	21,832

		282,619

FOOD PRODUCTS — 1.2%
Ajinomoto Co., Inc.	4,003	55,537
Hokuto Corp.	400	7,986
Kikkoman Corp. (a)	2,256	27,822
MEIJI Holdings Co., Ltd. (a)	400	18,323
Nissin Foods Holding Co., Ltd. (a)	640	24,344
Sakata Seed Corp.	1,584	21,381
Yakult Honsha Co., Ltd. (a)	564	22,054

		177,447

GAS UTILITIES — 1.0%
Osaka Gas Co., Ltd.	12,150	50,860
Saibu Gas Co., Ltd.	10,273	26,909
Tokyo Gas Co., Ltd.	13,873	70,764

		148,533

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Nakanishi, Inc.	200	20,329
Olympus Corp. (a)(b)	1,042	16,820
Sysmex Corp.	400	15,741
Terumo Corp.	956	39,060

		91,950

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	1,192	$16,822
Miraca Holdings, Inc.	636	26,344
Suzuken Co., Ltd.	632	21,267

		64,433

HOTELS, RESTAURANTS & LEISURE — 0.4%
Oriental Land Co., Ltd. (a)	404	46,177
Round One Corp.	800	4,251

		50,428

HOUSEHOLD DURABLES — 2.3%
Casio Computer Co., Ltd. (a)	2,248	14,623
Funai Electric Co., Ltd.	395	5,901
Haseko Corp. (a)(b)	9,139	6,643
Panasonic Corp. (a)	13,381	107,833
Pioneer Corp. (a)(b)	2,360	8,252
Sangetsu Co., Ltd.	176	4,341
Sekisui Chemical Co., Ltd.	2,079	19,229
Sekisui House, Ltd.	3,679	34,489
Sharp Corp. (a)	5,519	27,806
Sony Corp. (a)	6,811	95,861
Sumitomo Forestry Co., Ltd. (a)	1,368	12,207

		337,185

HOUSEHOLD PRODUCTS — 0.3%
Unicharm Corp.	632	36,000

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd.	840	21,992

INDUSTRIAL CONGLOMERATES — 0.3%
Keihan Electric Railway Co., Ltd. (a)	5,747	27,442
Nisshinbo Holdings, Inc.	1,584	12,030

		39,472

INSURANCE — 2.3%
MS&AD Insurance Group Holdings, Inc.	3,636	63,023
NKSJ Holdings, Inc.	2,000	42,211
Sony Financial Holdings, Inc.	1,600	25,948
T&D Holdings, Inc.	4,200	44,374
The Dai-ichi Life Insurance Co., Ltd.	42	48,006
Tokio Marine Holdings, Inc.	4,447	110,687

		334,249

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc. (a)	5,000	51,635

INTERNET SOFTWARE & SERVICES — 0.6%
DeNA Co., Ltd. (a)	800	20,925
Gree, Inc. (a)(b)	600	11,889
Internet Initiative Japan, Inc.	3	12,633
Yahoo! Japan Corp. (a)	104	33,524

		78,971

IT SERVICES — 0.7%
IT Holdings Corp.	832	9,885
Itochu Techno-Solutions Corp.	608	29,299
NET One Systems Co., Ltd. (a)	2,000	26,494
Nomura Research Institute, Ltd.	300	6,568
NTT Data Corp.	8	24,394
Otsuka Corp.	12	1,021
SCSK Corp.	100	1,448
TKC Corp.	400	8,252

		107,361

LEISURE EQUIPMENT & PRODUCTS — 1.5%
Namco Bandai Holdings, Inc.	2,232	30,407
Nikon Corp.	1,840	55,391
Roland Corp.	200	1,667
Sankyo Co., Ltd.	640	31,122
Sega Sammy Holdings, Inc.	2,031	41,236
Shimano, Inc. (a)	592	38,581
Yamaha Corp.	1,192	12,176

		210,580

MACHINERY — 5.9%
Amada Co., Ltd.	1,527	8,956
Amano Corp.	1,236	10,472
FANUC Corp.	1,180	191,515
Glory, Ltd.	1,044	21,668
IHI Corp.	10,311	21,839
JTEKT Corp.	1,408	14,399
Kawasaki Heavy Industries, Ltd. (a)	7,978	21,597
Komatsu, Ltd.	5,439	128,017
Komori Corp.	788	5,471
Kubota Corp.	3,663	33,513
Kurita Water Industries, Ltd.	976	22,470
Makita Corp.	976	33,920
Minebea Co., Ltd. (a)	2,255	8,874
Mitsubishi Heavy Industries, Ltd.	19,676	79,404
Mitsui Engineering & Shipbuilding Co., Ltd.	7,567	10,811
Mori Seiki Co., Ltd. (a)	968	8,335
NGK Insulators, Ltd.	2,320	25,384
NSK, Ltd.	2,463	15,743
NTN Corp.	2,495	7,755
OKUMA Corp.	1,648	11,029
OSG Corp.	1,012	14,446
SMC Corp.	420	72,167
Sodick Co., Ltd.	1,800	9,520
Sumitomo Heavy Industries, Ltd.	3,795	16,885
Takuma Co., Ltd. (a)	2,000	9,475
The Japan Steel Works, Ltd.	1,708	9,355
THK Co., Ltd.	1,000	18,699
Toshiba Machine Co., Ltd.	1,944	10,014

		841,733

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (a)(b)	5,759	11,259
Mitsui OSK Lines, Ltd. (a)	4,491	15,985
Nippon Yusen KK	7,995	20,942

		48,186

MEDIA — 0.6%
CyberAgent, Inc.	4	10,192
Dentsu, Inc.	1,600	47,083
Jupiter Telecommunications Co. (a)	8	8,171
Toho Co., Ltd. (a)	1,352	23,299

		88,745

METALS & MINING — 2.4%
Daido Steel Co., Ltd.	2,199	13,587
Dowa Holdings Co., Ltd.	1,767	10,874
JFE Holdings, Inc.	3,047	50,332
Kobe Steel, Ltd.	17,645	21,009

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Mitsubishi Materials Corp.	8,027	$23,038
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	10,076
Mitsui Mining & Smelting Co., Ltd.	5,839	12,660
Nippon Steel Corp.	27,755	62,265
Nisshin Steel Co., Ltd.	5,951	8,279
Sumitomo Metal Industries, Ltd. (a)	24,340	39,657
Sumitomo Metal Mining Co., Ltd.	3,575	39,921
Toho Zinc Co., Ltd. (a)	4,000	15,641
Tokyo Steel Manufacturing Co., Ltd. (a)	1,044	6,110
Topy Industries, Ltd.	5,000	14,162
Yodogawa Steel Works, Ltd.	3,963	15,198

		342,809

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	2,441	25,759
J Front Retailing Co., Ltd.	3,778	18,893
Marui Group Co., Ltd.	2,616	19,869
Ryohin Keikaku Co., Ltd. (a)	236	12,807
Takashimaya Co., Ltd.	2,332	17,828
The Daiei, Inc. (a)(b)	1,402	4,410

		99,566

OFFICE ELECTRONICS — 2.5%
Brother Industries, Ltd.	1,832	20,756
Canon, Inc. (a)	7,058	279,967
Konica Minolta Holdings, Inc. (a)	4,075	31,818
Ricoh Co., Ltd. (a)	3,555	29,673

		362,214

OIL, GAS & CONSUMABLE FUELS — 1.0%
Cosmo Oil Co., Ltd.	5,927	15,005
Inpex Corp.	8	44,567
JX Holdings, Inc. (a)	14,500	74,145
TonenGeneral Sekiyu K.K.	1,547	13,707

		147,424

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Group, Inc. (a)	800	12,673
OJI Paper Co., Ltd. (a)	5,839	22,320

		34,993

PERSONAL PRODUCTS — 1.0%
Kao Corp.	3,239	89,063
Mandom Corp.	1,016	25,773
Shiseido Co., Ltd.	1,832	28,815

		143,651

PHARMACEUTICALS — 5.2%
Astellas Pharma, Inc.	2,771	120,335
Chugai Pharmaceutical Co., Ltd. (a)	1,616	30,522
Daiichi Sankyo Co., Ltd.	4,051	67,982
Dainippon Sumitomo Pharma Co., Ltd.	960	9,758
Eisai Co., Ltd.	1,540	67,359
Hisamitsu Pharmaceutical Co., Inc. (a)	404	19,848
Kissei Pharmaceutical Co., Ltd.	1,000	17,797
Kyowa Hakko Kirin Co., Ltd.	1,833	18,769
Mitsubishi Tanabe Pharma Corp.	2,000	28,700
Mochida Pharmaceutical Co., Ltd.	2,000	22,985
Nichi-iko Pharmaceutical Co., Ltd.	200	4,402
Ono Pharmaceutical Co., Ltd.	432	27,071
Santen Pharmaceutical Co., Ltd.	956	39,239
Seikagaku Corp.	800	7,811
Shionogi & Co., Ltd.	1,996	27,017
Taisho Pharmaceutical Holdings Co. Ltd. (a)	300	25,229
Takeda Pharmaceutical Co., Ltd. (a)	4,655	210,901
Torii Pharmaceutical Co., Ltd.	200	4,366
Tsumura & Co.	100	2,639

		752,730

PROFESSIONAL SERVICES — 0.1%
Meitic Corp. (a)	812	17,138

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.2%
Daikyo, Inc.	4,256	11,095
Daito Trust Construction Co., Ltd.	564	53,368
Daiwa House Industry Co., Ltd. (a)	4,363	61,626
Heiwa Real Estate Co., Ltd.	4,856	11,259
Leopalace21 Corp. (a)(b)	1,044	3,467
Mitsubishi Estate Co., Ltd.	7,111	126,374
Mitsui Fudosan Co., Ltd.	5,923	113,575
Sumitomo Realty & Development Co., Ltd.	1,843	44,833
Tokyo Tatemono Co., Ltd. (b)	3,540	13,177
Tokyu Land Corp. (a)	5,664	27,827

		466,601

ROAD & RAIL — 4.3%
Central Japan Railway Co.	10	78,581
East Japan Railway Co.	2,200	137,862
Hankyu Hanshin Holdings, Inc.	8,486	42,754
Keikyu Corp. (a)	4,355	39,571
Keisei Electric Railway Co., Ltd.	2,147	18,082
Kintetsu Corp. (a)	12,038	47,977
Nagoya Railroad Co., Ltd.	8,362	22,951
Nankai Electric Railway Co., Ltd.	6,111	27,266
Nippon Express Co., Ltd.	7,555	31,057
Odakyu Electric Railway Co., Ltd. (a)	2,483	24,647
Sotetsu Holdings, Inc.	8,254	27,413
Tobu Railway Co., Ltd.	6,007	31,545
Tokyu Corp.	6,391	30,037
West Japan Railway Co.	1,400	57,551

		617,294

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Advantest Corp. (a)	1,216	18,761
Dainippon Screen Manufacturing Co., Ltd.	364	2,637
Disco Corp. (a)	384	21,537
Rohm Co., Ltd. (a)	576	21,982
Sanken Electric Co., Ltd. (a)	2,404	9,370
Shinko Electric Industries Co., Ltd. (a)	592	4,659
Sumco Corp. (a)(b)	1,046	9,373
Tokyo Electron, Ltd.	1,040	48,161

		136,480

SOFTWARE — 0.9%
Konami Corp. (a)	792	17,788
Nintendo Co., Ltd.	648	75,122
NSD Co., Ltd.	832	6,788
Square Enix Holdings Co., Ltd. (a)	796	12,460
Trend Micro, Inc. (a)	368	10,788

		122,946

SPECIALTY RETAIL — 1.5%
Aoyama Trading Co., Ltd.	984	20,089

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Autobacs Seven Co., Ltd.	180	$8,809
Fast Retailing Co., Ltd.	176	35,028
Hikari Tsushin, Inc.	184	8,106
Nitori Holding Co., Ltd.	210	19,845
Sanrio Co., Ltd. (a)	448	16,277
Shimachu Co., Ltd.	984	21,495
Shimamura Co., Ltd.	232	26,779
USS Co., Ltd.	200	21,532
Yamada Denki Co., Ltd. (a)	600	30,493

		208,453

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp.	2,064	26,049
Gunze, Ltd.	4,223	11,538
Onward Holdings Co., Ltd.	1,580	11,921
The Japan Wool Textile Co., Ltd.	2,031	14,382
Toyobo Co., Ltd. (a)	8,302	11,445

		75,335

TOBACCO — 1.2%
Japan Tobacco, Inc.	6,000	177,541

TRADING COMPANIES & DISTRIBUTORS — 4.8%
Hanwa Co., Ltd.	2,207	8,353
Inaba Denki Sangyo Co., Ltd.	956	27,498
ITOCHU Corp.	8,566	89,321
Iwatani Corp.	6,451	25,063
Kanematsu Corp. (a)(b)	19,000	21,193
Marubeni Corp.	10,402	68,573
Mitsubishi Corp.	7,607	152,159
Mitsui & Co., Ltd.	10,002	147,166
Sojitz Corp. (a)	8,428	13,837
Sumitomo Corp.	6,375	88,526
Toyota Tsusho Corp.	1,039	19,676
Yamazen Corp. (a)	2,800	21,652

		683,017

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	2,395	19,000
Mitsubishi Logistics Corp.	2,216	23,246

		42,246

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
KDDI Corp.	18	115,729
NTT DoCoMo, Inc.	88	146,354
Softbank Corp.	4,415	163,398

		425,481

TOTAL COMMON STOCKS —
(Cost $17,539,385)		14,203,177

SHORT TERM INVESTMENTS — 12.3%
UNITED STATES — 12.3%
MONEY MARKET FUNDS — 12.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,754,582	1,754,582
State Street Institutional Liquid Reserves Fund 0.20% (e)(f)	10,175	10,175

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,764,757)		1,764,757

TOTAL INVESTMENTS — 111.2%
(Cost $19,304,142)		15,967,934
OTHER ASSETS & LIABILITIES — (11.2)%		(1,607,937)

NET ASSETS — 100.0%		$14,359,997

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
JAPAN — 98.8%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	8,100	$257,953

AIRLINES — 0.1%
Skymark Airlines, Inc. (a)	9,400	61,025

AUTO COMPONENTS — 4.9%
Ahresty Corp.	8,700	68,693
Exedy Corp.	6,300	135,728
FCC Co., Ltd. (b)	11,513	191,907
Futaba Industrial Co., Ltd. (a)(b)	15,994	83,388
Kayaba Industry Co., Ltd. (b)	33,902	150,836
Keihin Corp.	11,741	172,164
Musashi Seimitsu Industry Co., Ltd.	21,152	402,150
Nissan Shatai Co., Ltd.	40,000	424,113
Nissin Kogyo Co., Ltd. (b)	14,234	194,092
Press Kogyo Co., Ltd.	32,569	164,906
Showa Corp.	18,639	158,849
Takata Corp. (b)	15,700	338,438
Tokai Rika Co., Ltd.	11,900	195,077
Topre Corp.	20,734	198,791
Toyo Tire & Rubber Co., Ltd.	49,372	165,832
Toyoda Gosei Co., Ltd. (b)	10,100	230,127
Toyota Boshoku Corp. (b)	11,200	134,894
TS Tech Co., Ltd.	10,200	184,978
Unipres Corp.	10,300	266,310

		3,861,273

BEVERAGES — 0.9%
Ito En, Ltd. (b)	14,900	278,616
Mikuni Coca-Cola Bottling Co., Ltd. (b)	33,545	289,667
Sapporo Holdings, Ltd. (b)	49,000	157,213

		725,496

BIOTECHNOLOGY — 0.4%
OncoTherapy Science, Inc. (a)(b)	105	168,574
Sosei Group Corp. (a)	69	124,959

		293,533

BUILDING PRODUCTS — 2.4%
Aica Kogyo Co., Ltd.	20,019	300,072
Bunka Shutter Co., Ltd.	62,577	269,789
Central Glass Co., Ltd.	63,309	244,381
Nichias Corp.	34,000	174,283
Nitto Boseki Co., Ltd. (b)	70,020	217,633
Noritz Corp.	8,565	162,412
Sankyo-Tateyama Holdings, Inc.	146,467	234,964
Sanwa Holdings Corp.	74,910	322,961

		1,926,495

CAPITAL MARKETS — 1.4%
Jafco Co., Ltd.	12,200	234,551
Matsui Securities Co., Ltd	20,300	117,287
Monex Group, Inc.	1,133	184,455
Okasan Securities Group, Inc.	40,447	157,651
Tokai Tokyo Financial Holdings, Inc.	71,721	256,178
Toyo Securities Co., Ltd.	61,457	124,778

		1,074,900

CHEMICALS — 5.2%
ADEKA Corp.	29,413	253,986
Asahi Organic Chemicals Industry Co., Ltd.	48,540	121,669
C. Uyemura & Co., Ltd.	2,876	108,855
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (b)	3,800	93,345
Fujikura Kasei Co., Ltd.	25,638	122,744
Fujimi, Inc. (b)	8,073	119,694
Ishihara Sangyo Kaisha, Ltd. (a)(b)	139,811	122,657
Japan Pure Chemical Co., Ltd.	141	331,515
Kureha Corp.	37,000	162,765
Lintec Corp.	14,908	264,005
New Japan Chemical Co., Ltd. (b)	8,400	64,640
Nippon Soda Co., Ltd.	39,065	155,692
Nippon Valqua Industries, Ltd.	45,025	123,580
NOF Corp.	51,731	257,391
Okamoto Industries, Inc.	75,841	289,905
Sumitomo Bakelite Co., Ltd. (b)	46,000	213,886
Taiyo Holdings Co., Ltd. (b)	9,800	245,522
Toagosei Co., Ltd.	66,000	256,423
Tokai Carbon Co., Ltd.	46,542	202,990
Tokyo Ohka Kogyo Co., Ltd.	17,400	384,244
Toyo Ink Manufacturing Co., Ltd.	50,000	182,354

		4,077,862

COMMERCIAL BANKS — 8.0%
Bank of the Ryukyus, Ltd. (b)	14,881	185,010
Kansai Urban Banking Corp.	123,000	157,238
Kiyo Holdings, Inc.	223,754	325,297
Sapporo Hokuyo Holdings, Inc.	71,500	220,441
Seven Bank, Ltd.	100	256
The 77 Bank, Ltd.	43,000	176,225
The Aichi Bank, Ltd.	6,749	321,844
The Bank of Iwate, Ltd.	7,356	296,858
The Bank of Nagoya, Ltd.	43,000	132,034
The Bank of Okinawa, Ltd.	6,500	277,384
The Daishi Bank, Ltd.	73,000	218,661
The Fukushima Bank, Ltd.	310,478	229,580
The Higo Bank, Ltd.	46,000	243,865
The Hokkoku Bank, Ltd.	45,000	176,526
The Hyakugo Bank, Ltd.	71,000	295,426
The Hyakujushi Bank, Ltd.	62,000	244,768
The Juroku Bank, Ltd.	75,000	242,512
The Kagoshima Bank, Ltd.	39,000	235,593
The Keiyo Bank, Ltd.	53,000	245,106
The Musashino Bank, Ltd.	8,700	255,036
The Nagano Bank, Ltd.	109,534	221,017
The Nanto Bank, Ltd. (b)	51,000	222,434
The Shikoku Bank, Ltd.	78,000	205,289
The Shimizu Bank, Ltd.	5,800	165,299
The Taiko Bank, Ltd. (b)	76,000	203,835
The Tochigi Bank, Ltd.	39,846	125,346
The Tokyo Tomin Bank, Ltd. (b)	11,005	110,064
The Yachiyo Bank, Ltd.	8,600	167,710
Tomato Bank, Ltd.	122,872	214,052
TOMONY Holdings, Inc.	39,405	156,553

		6,271,259

COMMERCIAL SERVICES & SUPPLIES — 2.4%
Aeon Delight Co., Ltd.	6,500	148,834
Daiseki Co., Ltd. (b)	9,393	162,691
Duskin Co., Ltd.	18,100	344,125
Moshi Moshi Hotline, Inc.	14,944	153,392
Nissha Printing Co., Ltd. (a)(b)	10,400	115,874
Okamura Corp.	31,884	239,360

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Park24 Co., Ltd. (b)	25,685	$378,563
Pilot Corp.	170	314,689

		1,857,528

COMMUNICATIONS EQUIPMENT — 1.0%
Aiphone Co., Ltd.	8,606	171,710
Denki Kogyo Co., Ltd.	38,303	199,220
Hitachi Kokusai Electric, Inc.	23,634	184,831
Icom, Inc.	9,500	232,648

		788,409

COMPUTERS & PERIPHERALS — 0.8%
Eizo Nanao Corp.	9,800	195,411
Melco Holdings, Inc. (b)	5,500	119,595
Wacom Co., Ltd.	132	293,811

		608,817

CONSTRUCTION & ENGINEERING — 4.4%
Chugai Ro Co., Ltd.	61,522	188,907
Kandenko Co., Ltd.	34,000	160,221
Kinden Corp.	36,924	240,638
Kyowa Exeo Corp.	31,176	316,488
Kyudenko Corp.	43,657	268,650
Maeda Corp.	52,158	240,558
Maeda Road Construction Co., Ltd.	28,000	350,219
Mirait Holdings Corp.	25,700	182,950
Penta-Ocean Construction Co., Ltd. (b)	125,000	344,655
Sanki Engineering Co., Ltd.	26,196	142,816
SHO-BOND Holdings Co., Ltd. (b)	11,200	324,391
Taikisha, Ltd. (b)	10,100	210,127
Toda Corp.	60,000	186,489
Tokyu Construction Co., Ltd.	60,362	127,850
Toyo Engineering Corp.	35,000	150,896

		3,435,855

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)	8,000	157,113
Aiful Corp. (a)(b)	24,500	49,436
Orient Corp. (a)(b)	79,500	101,629

		308,178

CONTAINERS & PACKAGING — 1.1%
FP Corp.	4,100	253,841
Fuji Seal International, Inc.	10,370	196,899
Taisei Lamick Co., Ltd. (b)	12,700	379,297

		830,037

DISTRIBUTORS — 0.2%
Canon Marketing Japan, Inc.	12,700	160,919

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Century Tokyo Leasing Corp.	16,500	307,501
Fuyo General Lease Co., Ltd.	4,900	153,651
Japan Securities Finance Co., Ltd.	25,519	129,530
Ricoh Leasing Co., Ltd.	8,167	182,910

		773,592

ELECTRIC UTILITIES — 0.3%
The Okinawa Electric Power Co., Inc.	7,300	236,228

ELECTRICAL EQUIPMENT — 2.0%
Daihen Corp.	39,971	135,257
Futaba Corp.	16,700	259,113
Hitachi Cable, Ltd. (a)(b)	53,000	116,907
Mabuchi Motor Co., Ltd. (b)	10,600	419,802
Nippon Carbon Co., Ltd.	42,000	102,644
Nippon Signal Co., Ltd.	20,000	129,841
Sinfonia Technology Co., Ltd.	71,826	145,830
SWCC Showa Holdings Co., Ltd. (b)	127,075	114,669
Toyo Tanso Co., Ltd. (b)	4,700	146,790

		1,570,853

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Daiwabo Holdings Co., Ltd.	37,635	70,280
ESPEC Corp.	14,731	141,974
Hakuto Co., Ltd.	22,011	217,103
Hosiden Corp.	15,095	95,349
Japan Cash Machine Co., Ltd.	22,424	184,642
Koa Corp.	18,091	171,410
Maruwa Co., Ltd. (b)	2,700	90,451
Meiko Electronics Co., Ltd.	3,400	32,854
Nichicon Corp. (b)	14,300	137,821
Nidec Sankyo Corp.	23,917	123,497
Nihon Dempa Kogyo Co., Ltd. (b)	6,395	78,224
Nippon Ceramic Co., Ltd.	7,623	122,385
Nippon Chemi-Con Corp. (a)(b)	31,432	89,423
Oki Electric Industry Co., Ltd. (a)(b)	180,000	288,758
Ryosan Co., Ltd.	10,796	210,941
Ryoyo Electro Corp. (b)	22,804	232,070
Star Micronics Co., Ltd. (b)	13,169	126,920
Taiyo Yuden Co., Ltd. (b)	24,500	237,661
Tokyo Electron Device, Ltd. (b)	190	341,709
Topcon Corp. (b)	16,219	117,694
V Technology Co., Ltd. (b)	17	44,593

		3,155,759

ENERGY EQUIPMENT & SERVICES — 0.4%
Japan Drilling Co., Ltd. (b)	5,900	180,794
Shinko Plantech Co., Ltd.	12,786	110,409

		291,203

FOOD & STAPLES RETAILING — 3.2%
Cawachi, Ltd.	8,535	187,087
Izumiya Co., Ltd.	38,933	195,665
Kato Sangyo Co., Ltd.	9,500	190,619
Matsumotokiyoshi Holdings Co., Ltd. (b)	11,500	254,531
Ministop Co., Ltd.	11,294	196,042
Sugi Pharmacy Co., Ltd.	10,300	337,309
Sundrug Co., Ltd.	8,700	282,513
Tsuruha Holdings, Inc.	5,000	310,503
Valor Co., Ltd.	12,300	202,559
Yokohama Reito Co., Ltd. (b)	45,880	355,931

		2,512,759

FOOD PRODUCTS — 4.6%
Ariake Japan Co., Ltd. (b)	11,364	237,136
Calbee, Inc.	4,600	287,968
Ezaki Glico Co., Ltd. (b)	24,000	271,312
Fuji Oil Co., Ltd.	16,500	215,271
Fujicco Co., Ltd.	17,657	213,991
Hokuto Corp.	12,321	245,987
Marudai Food Co., Ltd. (b)	103,417	395,315
Maruha Nichiro Holdings, Inc.	115,000	181,602
Megmilk Snow Brand Co., Ltd.	18,000	316,055
Mitsui Sugar Co., Ltd.	43,497	140,102
Morinaga Milk Industry Co., Ltd.	50,000	191,127

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Nakamuraya Co., Ltd. (b)	55,952	$263,666
Nichirei Corp.	60,000	294,022
Nippon Suisan Kaisha, Ltd. (b)	64,375	174,270
Riken Vitamin Co., Ltd.	6,480	185,166

		3,612,990

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	37,319	248,357

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Asahi Intecc Co., Ltd. (b)	4,600	121,010
Fukuda Denshi Co., Ltd.	7,886	247,284
Nakanishi, Inc.	2,447	248,717
Nihon Kohden Corp.	8,700	263,977
Nipro Corp.	20,700	129,975
Paramount Bed Holdings Co., Ltd.	5,200	159,734

		1,170,697

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Message Co., Ltd. (b)	74	235,104
Ship Healthcare Holdings, Inc.	11,300	271,206

		506,310

HEALTH CARE TECHNOLOGY — 0.3%
M3, Inc. (b)	54	257,852

HOTELS, RESTAURANTS & LEISURE — 2.8%
Accordia Golf Co., Ltd. (b)	352	233,372
Doutor Nichires Holdings Co., Ltd.	14,375	184,124
MOS Food Services, Inc.	17,814	347,841
Ohsho Food Service Corp.	9,100	221,256
PGM Holdings K. K. (b)	170	129,114
Round One Corp.	12,300	65,361
Tokyo Dome Corp. (a)	61,085	180,675
Umenohana Co., Ltd.	244	535,155
Zensho Co., Ltd. (b)	26,146	327,030

		2,223,928

HOUSEHOLD DURABLES — 2.6%
Arnest One Corp.	18,100	228,433
Chofu Seisakusho Co., Ltd. (b)	13,200	300,098
Clarion Co., Ltd. (a)(b)	42,000	96,328
Foster Electric Co. Ltd.	8,600	139,040
France Bed Holdings Co., Ltd. (b)	146,734	307,113
Funai Electric Co., Ltd.	8,700	129,971
Haseko Corp. (a)(b)	269,000	195,538
JVC Kenwood Holdings, Inc. (b)	16,100	55,490
Misawa Homes Holdings, Inc.	18,066	292,081
Token Corp.	7,490	300,389

		2,044,481

HOUSEHOLD PRODUCTS — 0.3%
Pigeon Corp.	5,100	223,073

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	15,380	137,628

INTERNET & CATALOG RETAIL — 0.5%
Senshukai Co., Ltd. (b)	30,224	194,700
Start Today Co. Ltd. (b)	13,000	181,013

		375,713

INTERNET SOFTWARE & SERVICES — 1.2%
Access Co., Ltd. (a)	193	140,051
GMO Internet, Inc.	27,500	143,376
Internet Initiative Japan, Inc.	53	223,186
So-net Entertainment Corp.	58	229,340
Zappallas, Inc.	269	248,131

		984,084

IT SERVICES — 2.2%
Digital Garage, Inc. (b)	45	95,877
Future Architect, Inc.	883	349,150
Ines Corp.	34,360	228,665
IT Holdings Corp.	18,137	215,489
Obic Co., Ltd.	1,851	354,239
Otsuka Corp.	3,400	289,335
SCSK Corp.	3,900	56,454
Transcosmos, Inc.	10,867	146,682

		1,735,891

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Fields Corp.	88	152,420
Heiwa Corp.	17,000	317,458
Roland Corp.	14,276	118,982
Tomy Co., Ltd. (b)	19,500	127,084
Universal Entertainment Corp. (b)	6,400	132,748

		848,692

LIFE SCIENCES TOOLS & SERVICES — 0.3%
EPS Corp.	99	270,361

MACHINERY — 7.0%
Amano Corp.	21,732	184,119
Asahi Diamond Industrial Co., Ltd. (b)	19,242	218,489
CKD Corp.	16,005	110,324
Daifuku Co., Ltd.	30,681	191,876
Fuji Machine Manufacturing Co., Ltd.	8,771	153,897
Furukawa Co., Ltd. (a)	112,280	99,911
Hitachi Zosen Corp.	224,226	272,590
Hoshizaki Electric Co., Ltd.	9,700	244,476
Iseki & Co., Ltd. (b)	36,000	91,590
Juki Corp. (b)	41,450	69,092
Kitz Corp.	24,102	102,401
Komori Corp.	15,040	104,426
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,140	340,260
Makino Milling Machine Co., Ltd. (b)	27,739	166,872
Meidensha Corp. (b)	39,000	146,146
Miura Co., Ltd.	8,100	214,606
Mori Seiki Co., Ltd. (b)	19,100	164,453
Nachi-Fujikoshi Corp.	69,418	291,453
Namura Shipbuilding Co., Ltd.	19,500	63,786
Nippon Sharyo, Ltd.	30,970	107,128
Nippon Thompson Co., Ltd. (b)	24,511	115,812
Nitto Kohki Co., Ltd.	9,800	200,323
OKUMA Corp.	27,192	181,984
OSG Corp.	19,600	279,789
Ryobi, Ltd.	33,723	107,352
Shima Seiki Manufacturing, Ltd. (b)	16,900	263,275
Sintokogio, Ltd.	18,519	184,517
Tadano, Ltd.	34,913	257,286
Toshiba Machine Co., Ltd.	38,009	195,785
Tsubakimoto Chain Co.	39,124	225,065
Union Tool Co.	9,632	145,102

		5,494,185

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (b)	33,506	158,733

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

MEDIA — 2.6%
Asatsu-DK, Inc. (b)	6,500	$181,664
Avex Group Holdings, Inc.	11,292	166,571
Daiichikosho Co., Ltd.	16,181	324,675
Kadokawa Group Holdings, Inc. (b)	5,587	152,646
Shochiku Co., Ltd. (b)	36,243	355,208
SKY Perfect JSAT Holdings, Inc.	410	183,958
Tokyo Broadcasting System Holdings, Inc.	15,900	194,690
TV Asahi Corp.	226	337,909
Zenrin Co., Ltd.	12,124	119,128

		2,016,449

METALS & MINING — 3.3%
Aichi Steel Corp.	34,000	136,358
Asahi Holdings, Inc. (b)	7,100	143,264
Godo Steel, Ltd.	34,440	77,262
Kyoei Steel, Ltd. (b)	7,400	134,571
Maruichi Steel Tube, Ltd.	16,400	350,856
Nakayama Steel Works, Ltd. (a)	65,212	43,317
Nippon Denko Co., Ltd. (b)	42,000	157,914
Nippon Yakin Kogyo Co., Ltd. (a)	31,000	43,903
Nisshin Steel Co., Ltd.	127,000	176,676
OSAKA Titanium Technologies Co. (b)	6,100	185,087
Sanyo Special Steel Co., Ltd. (b)	37,750	162,279
Sumitomo Light Metal Industries, Ltd. (b)	149,135	155,135
Toho Titanium Co., Ltd. (b)	10,800	115,323
Toho Zinc Co., Ltd. (b)	32,796	128,241
Tokyo Rope Manufacturing Co., Ltd. (b)	49,654	92,724
Tokyo Steel Manufacturing Co., Ltd.	18,600	108,863
Yamato Kogyo Co., Ltd. (b)	14,200	392,951

		2,604,724

MULTILINE RETAIL — 1.4%
H2O Retailing Corp. (b)	39,107	390,629
Matsuya Co., Ltd. (a)(b)	10,908	97,473
Parco Co., Ltd.	22,325	221,599
Ryohin Keikaku Co., Ltd. (b)	6,700	363,592

		1,073,293

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp. (b)	6,147	107,008

OIL, GAS & CONSUMABLE FUELS — 0.3%
Itochu Enex Co., Ltd.	37,104	209,259

PAPER & FOREST PRODUCTS — 0.2%
Daio Paper Corp.	30,940	195,047

PERSONAL PRODUCTS — 1.3%
Dr Ci:Labo Co., Ltd. (b)	47	160,338
Fancl Corp. (b)	12,600	157,283
Mandom Corp.	11,245	285,247
Milbon Co., Ltd.	8,200	250,347
Unihair Co., Ltd. (a)(b)	13,904	170,250

		1,023,465

PHARMACEUTICALS — 2.4%
Kaken Pharmaceutical Co., Ltd.	33,428	468,386
Mochida Pharmaceutical Co., Ltd.	31,483	361,824
Nichi-iko Pharmaceutical Co., Ltd.	9,465	208,304
Rohto Pharmaceutical Co., Ltd.	27,493	353,181
Torii Pharmaceutical Co., Ltd.	10,800	235,789
Towa Pharmaceutical Co., Ltd. (b)	4,100	229,433

		1,856,917

PROFESSIONAL SERVICES — 0.7%
Meitic Corp. (b)	11,144	235,199
Nihon M&A Center, Inc.	5,800	175,839
Pasona Group, Inc. (b)	234	162,178

		573,216

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Daibiru Corp. (b)	21,926	166,526
Daikyo, Inc.	53,352	139,080
Goldcrest Co., Ltd. (b)	5,659	86,527
Heiwa Real Estate Co., Ltd.	53,755	124,636
Hulic Co., Ltd. (a)(b)	12,298	67,355
K.K. daVinci Holdings (a)(c)	262	0
Kenedix, Inc. (a)(b)	1,198	170,864
Leopalace21 Corp. (a)(b)	33,400	110,929
NTT Urban Development Corp.	551	441,960
Suruga Corp. (a)(c)(d)	10,689	0
TOC Co., Ltd. (b)	39,200	224,028

		1,531,905

ROAD & RAIL — 1.4%
Hamakyorex Co., Ltd.	6,400	222,183
Hitachi Transport System, Ltd.	16,000	294,974
Kobe Electric Railway Co., Ltd. (a)	49,500	138,965
Sankyu, Inc.	70,830	252,108
Seino Holdings Co., Ltd.	33,000	220,028

		1,128,258

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Ferrotec Corp.	10,600	65,229
Micronics Japan Co., Ltd.	5,000	19,739
Renesas Electronics Corp. (a)(b)	7,000	26,846
Shinko Electric Industries Co., Ltd. (b)	12,300	96,809
Sumco Corp. (a)(b)	28,400	254,493
Tokyo Seimitsu Co., Ltd.	13,200	232,931
Ulvac, Inc. (a)(b)	20,402	186,147

		882,194

SOFTWARE — 1.1%
DTS Corp.	14,932	187,890
Dwango Co., Ltd. (b)	67	86,657
Fuji Soft, Inc.	11,774	195,963
NSD Co., Ltd.	16,478	134,443
Square Enix Holdings Co., Ltd.	16,700	261,415

		866,368

SPECIALTY RETAIL — 4.2%
ABC-Mart, Inc. (b)	6,500	242,599
Aoyama Trading Co., Ltd.	18,200	371,573
Autobacs Seven Co., Ltd.	8,388	410,517
Bic Camera, Inc. (b)	482	240,124
Chiyoda Co., Ltd.	14,713	317,900
DCM Japan Holdings Co., Ltd. (b)	25,700	181,984
EDION Corp. (b)	18,350	91,762
Geo Holdings Corp. (b)	172	190,991
Kohnan Shoji Co., Ltd. (b)	15,800	207,921
Komeri Co., Ltd.	8,230	215,471
Nishimatsuya Chain Co., Ltd. (b)	14,866	122,967
Point, Inc.	6,130	210,889
United Arrows, Ltd.	6,429	159,698

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Village Vanguard Co., Ltd.	112	$152,159
Xebio Co., Ltd.	8,761	199,508

		3,316,063

TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Atsugi Co., Ltd.	202,470	248,678
Daidoh, Ltd.	23,711	167,008
Gunze, Ltd.	63,348	173,078
Onward Holdings Co., Ltd.	33,000	248,979
Sanyo Shokai, Ltd. (b)	65,516	210,203
Seiko Holdings Corp. (a)	28,649	89,764
The Japan Wool Textile Co., Ltd.	35,170	249,042
Toyobo Co., Ltd. (b)	160,000	220,579
Unitika, Ltd. (a)	179,084	96,511
Wacoal Holdings Corp.	39,000	461,411

		2,165,253

TRADING COMPANIES & DISTRIBUTORS — 2.6%
Hanwa Co., Ltd.	73,032	276,422
Inaba Denki Sangyo Co., Ltd.	11,163	321,081
Inabata & Co., Ltd.	33,875	211,852
Iwatani Corp.	109,422	425,126
Kuroda Electric Co., Ltd.	8,100	91,974
Nichiden Corp.	10,100	279,620
Okaya & Co., Ltd.	14,405	165,552
Trusco Nakayama Corp.	13,700	277,640

		2,049,267

TRANSPORTATION INFRASTRUCTURE — 0.8%
Japan Airport Terminal Co., Ltd. (b)	14,248	172,855
Mitsui-Soko Co., Ltd.	48,686	177,561
The Sumitomo Warehouse Co., Ltd.	56,563	268,672

		619,088

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
eAccess, Ltd. (b)	581	113,083

TOTAL COMMON STOCKS —
(Cost $97,140,247)		77,703,765

SHORT TERM INVESTMENTS — 13.3%
UNITED STATES — 13.3%
MONEY MARKET FUNDS — 13.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,497,152	10,497,152
State Street Institutional Liquid Reserves Fund 0.20% (f)(g)	1,223	1,223

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,498,375)		10,498,375

TOTAL INVESTMENTS — 112.1%
(Cost $107,638,622)		88,202,140
OTHER ASSETS & LIABILITIES — (12.1)%		(9,541,848)

NET ASSETS — 100.0%		$78,660,292

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Company has filed for insolvency.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 12.1%
ASX, Ltd.	13,227	$404,310
Australia & New Zealand Banking Group, Ltd.	19,089	431,065
Bendigo and Adelaide Bank, Ltd.	50,527	383,784
Commonwealth Bank of Australia	8,176	445,021
David Jones, Ltd. (a)	9,659,868	25,645,790
DUET Group (a)	7,941,118	14,977,682
Metcash, Ltd. (a)	99,710	344,440
Monadelphous Group, Ltd.	19,130	428,657
Seven West Media, Ltd. (a)	5,065,726	9,061,128
Sonic Healthcare, Ltd.	35,255	458,954
Tatts Group, Ltd.	7,349,426	19,737,850
Telstra Corp., Ltd.	123,043	465,402
UGL, Ltd. (a)	31,768	404,117
Westpac Banking Corp.	1,162,212	25,172,710

		98,360,910

BELGIUM — 0.2%
Belgacom SA	37,797	1,077,083
Groupe Bruxelles Lambert SA	6,094	413,747

		1,490,830

BERMUDA — 1.4%
Catlin Group, Ltd.	67,310	449,210
Seadrill, Ltd. (a)	301,091	10,692,379

		11,141,589

BRAZIL — 0.1%
Companhia Energetica de Minas Gerais ADR (a)	27,999	515,742
Vale SA Preference Shares ADR (a)	19,110	372,836

		888,578

CANADA — 1.4%
Labrador Iron Ore Royalty Corp.	343,379	10,913,218
Pembina Pipeline Corp. (a)	15,257	389,413
Shaw Communications, Inc. (Class B) (a)	21,528	406,296

		11,708,927

CHINA — 1.5%
Bank of China, Ltd.	1,036,000	392,665
BOC Hong Kong Holdings, Ltd.	167,500	509,614
Lonking Holdings, Ltd. (a)	46,834,000	11,109,479
Soho China, Ltd. (a)	622,000	473,104

		12,484,862

CZECH REPUBLIC — 5.1%
CEZ AS (a)	11,143	385,974
Komercni Banka AS	154,780	26,925,753
Telefonica O2 Czech Republic AS	736,750	14,098,271

		41,409,998

FINLAND — 1.6%
Orion OYJ (Class B) (a)	676,541	12,844,123
UPM-Kymmene Oyj (a)	36,886	416,611

		13,260,734

FRANCE — 4.9%
France Telecom SA (a)	1,671,948	22,013,526
Neopost SA (a)	6,164	329,402
Peugeot SA (a)(b)	1,649,480	16,229,143
Sanofi	5,903	447,525
Suez Environnement Co. (a)	36,730	394,572

		39,414,168

GERMANY — 12.3%
Aixtron AG (a)	28,959	413,810
Deutsche Telekom AG	37,184	408,368
E.ON AG	1,206,039	26,018,905
Freenet AG (a)	1,158,327	16,853,262
Hannover Rueckversicherung AG	8,496	505,561
ProSiebenSat.1 Media AG Preference Shares	1,189,624	26,600,779
RWE AG (c)	606,174	24,751,106
RWE AG (a)(c)	111,672	4,147,358

		99,699,149

HONG KONG — 3.5%
Cathay Pacific Airways, Ltd. (a)	222,000	356,604
Hang Seng Bank, Ltd. (a)	35,100	479,653
Shimao Property Holdings, Ltd. (a)	18,164,500	27,726,162

		28,562,419

ISRAEL — 3.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	14,019,679	14,604,019
Cellcom Israel, Ltd. (a)	710,455	4,333,776
Partner Communications Co., Ltd.	1,275,703	5,093,474

		24,031,269

ITALY — 6.1%
Atlantia SpA	29,602	377,542
Snam Rete Gas SpA	97,938	437,495
Telecom Italia SpA (c)	27,211,908	21,980,428
Telecom Italia SpA (c)	388,741	385,045
Terna Rete Elettrica Nationale SpA	7,174,702	25,894,779

		49,075,289

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR	13,179	440,674
SES	18,533	438,400

		879,074

NETHERLANDS — 7.5%
CSM	1,356,250	24,991,085
Eurocommercial Properties NV	393,003	13,590,678
Koninklijke (Royal) KPN NV (a)	2,295,210	22,008,635

		60,590,398

NORWAY — 4.2%
Marine Harvest (b)	47,666,301	33,806,513

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co.	5,275	331,761
Philippine Long Distance Telephone Co. ADR	1,331	84,651

		416,412

PORTUGAL — 2.4%
EDP — Energias de Portugal SA	8,287,311	19,603,711

SINGAPORE — 5.3%
Ascendas REIT (a)	252,000	427,692
SembCorp Marine, Ltd. (a)	7,106,000	26,812,977
Singapore Telecommunications, Ltd.	170,846	445,052

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Suntec REIT (a)	14,166,000	$15,096,385

		42,782,106

SOUTH AFRICA — 3.3%
African Bank Investments, Ltd.	98,706	438,224
Kumba Iron Ore, Ltd. (a)	385,904	25,884,846
Vodacom Group, Ltd. (a)	37,403	424,863

		26,747,933

SOUTH KOREA — 0.0% (d)
KT Corp. ADR	28,471	375,248

SPAIN — 4.9%
ACS, Actividades de Construccion y Servicios SA (a)	851,870	18,259,199
Enagas	22,688	413,744
Ferrovial SA (a)	35,795	403,698
Iberdrola SA	70,353	332,038
Indra Sistemas SA (a)	32,261	299,932
Mapfre SA (a)	129,454	263,347
Telefonica SA (a)	1,499,840	19,737,967

		39,709,925

SWEDEN — 2.6%
Skanska AB (Class B)	24,541	375,809
Tele2 AB (Class B)	1,312,868	20,313,848
TeliaSonera AB	65,002	415,491

		21,105,148

SWITZERLAND — 0.1%
Swisscom AG	1,113	448,257

TAIWAN — 0.1%
Chunghwa Telecom Co., Ltd. ADR (a)	12,660	397,904

THAILAND — 0.1%
Advanced Info Service PCL (Foreign ownership limit)	85,635	497,470
Electricity Generating PCL (Foreign ownership limit)	25	91
Shin Corp. PCL, NVDR	315,900	604,248

		1,101,809

TURKEY — 2.5%
Eregli Demir ve Celik Fabrikalari TAS	17,898,949	19,891,020
Turk Telekomunikasyon AS	104,699	427,201

		20,318,221

UNITED KINGDOM — 12.9%
Admiral Group PLC	1,840,198	34,404,209
Amlin PLC	86,237	478,680
AstraZeneca PLC	8,947	400,359
Aviva PLC	5,002,858	21,390,197
BAE Systems PLC	89,889	406,887
British American Tobacco PLC	9,169	466,164
Carillion PLC	89,359	387,109
Home Retail Group PLC (a)	12,776,376	16,963,107
National Grid PLC	2,587,699	27,416,365
Scottish & Southern Energy PLC	20,544	448,211
Severn Trent PLC	17,655	457,732
United Utilities Group PLC	44,656	472,775
Vodafone Group PLC	154,971	435,693

		104,127,488

TOTAL COMMON STOCKS —
(Cost $921,980,456)		803,938,869

SHORT TERM INVESTMENTS — 14.9%
UNITED STATES — 14.9%
MONEY MARKET FUNDS — 14.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	120,436,922	120,436,922
State Street Institutional Liquid Reserves Fund 0.20% (f)(g)	348,824	348,824

TOTAL SHORT TERM INVESTMENTS —
(Cost $120,785,746)		120,785,746

TOTAL INVESTMENTS — 114.2%
(Cost $1,042,766,202)		924,724,615
OTHER ASSETS & LIABILITIES — (14.2)%		(115,026,477)

NET ASSETS — 100.0%		$809,698,138

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

	PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	17.4%
Electric Utilities	9.1
Multi-Utilities	8.7
Food Products	7.3
Insurance	7.1
Metals & Mining	6.8
Commercial Banks	6.8
Machinery	4.6
Media	4.5
Real Estate Investment Trusts	3.6
Wireless Telecommunication Services	3.6
Real Estate Management & Development	3.5
Multiline Retail	3.2
Construction & Engineering	2.5
Hotels, Restaurants & Leisure	2.4
Internet & Catalog Retail	2.1
Automobiles	2.0
Pharmaceuticals	1.6
Energy Equipment & Services	1.3
Diversified Financial Services	0.2
Water Utilities	0.2
Gas Utilities	0.2
Tobacco	0.1
Health Care Providers & Services	0.1
Personal Products	0.1
Paper & Forest Products	0.1
Semiconductors & Semiconductor Equipment	0.1
Aerospace & Defense	0.1
Oil, Gas & Consumable Fuels	0.0	***
Transportation Infrastructure	0.0	***
Airlines	0.0	***
Food & Staples Retailing	0.0	***
Office Electronics	0.0	***
IT Services	0.0	***
Independent Power Producers & Energy Traders	0.0	***
Short Term Investments	14.9
Other Assets & Liabilities	(14.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.0%
Alumina, Ltd. (a)	36,251	$29,356
Asciano Group	23,830	106,257
Atlas Iron, Ltd.	32,174	66,619
Bendigo and Adelaide Bank, Ltd.	7,825	59,436
Boral, Ltd. (a)	45,228	136,765
Caltex Australia, Ltd.	4,741	65,704
Campbell Brothers, Ltd. (a)	3,568	198,413
Cochlear, Ltd. (a)	1,919	129,512
Commonwealth Property Office Fund (a)	97,650	101,597
Computershare, Ltd. (a)	8,862	67,312
Dexus Property Group	222,282	211,901
Echo Entertainment Group, Ltd.	16,019	70,279
Fairfax Media, Ltd. (a)	26,344	14,987
Harvey Norman Holdings, Ltd. (a)	38,410	76,776
Lend Lease Group	13,079	96,528
Lynas Corp., Ltd. (a)(b)	56,834	49,228
Metcash, Ltd. (a)	47,893	165,442
Mirvac Group	86,962	113,654
OneSteel, Ltd.	27,105	24,033
OZ Minerals, Ltd.	7,416	59,750
Sims Metal Management, Ltd.	2,607	25,681
Sonic Healthcare, Ltd. (a)	19,978	260,076
TABCORP Holdings, Ltd.	15,482	46,499
Tatts Group, Ltd.	37,183	99,860
Toll Holdings, Ltd.	18,891	77,070

		2,352,735

AUSTRIA — 0.9%
Andritz AG	1,794	92,251
IMMOFINANZ AG (b)	26,484	84,192
Telekom Austria AG	14,150	139,329

		315,772

BELGIUM — 1.2%
Ackermans & van haaren NV	2,078	163,236
Ageas	72,902	144,325
Bekaert NV	898	22,234
Telenet Group Holding NV (b)	1,353	59,237

		389,032

BERMUDA — 0.7%
Catlin Group, Ltd.	19,628	130,992
Hiscox, Ltd.	16,563	111,005

		241,997

CANADA — 10.8%
Aimia, Inc.	7,694	102,265
Alacer Gold Corp. (a)(b)	7,880	42,590
Alamos Gold, Inc.	4,914	76,642
ATCO, Ltd. (Class I) (a)	1,576	111,740
Bonavista Energy Corp. (a)	3,491	54,516
CAE, Inc.	5,499	53,348
Canadian Tire Corp., Ltd. (Class A)	1,513	102,227
Canadian Western Bank (a)	3,338	86,507
Detour Gold Corp. (b)	3,060	61,563
Emera, Inc. (a)	2,806	92,510
Empire Co., Ltd.	1,668	87,797
Finning International, Inc. (a)	6,055	140,647
First Majestic Silver Corp. (b)	4,080	58,832
Gildan Activewear, Inc. (a)	4,155	114,324
HudBay Minerals, Inc.	3,986	30,693
Industrial Alliance Insurance & Financial Services, Inc.	834	20,019
Inmet Mining Corp.	2,052	83,996
Keyera Corp. (a)	2,596	107,919
Lundin Mining Corp. (b)	14,265	59,050
Methanex Corp.	5,378	149,610
Metro, Inc. (Class A) (a)	5,418	277,052
Niko Resources, Ltd. (a)	1,762	23,195
Onex Corp.	5,933	230,057
Open Text Corp. (b)	512	25,619
Pan American Silver Corp.	2,642	44,653
Pembina Pipeline Corp. (a)	10,333	263,735
Pengrowth Energy Corp.	3,244	20,556
Petrominerales, Ltd. (a)	1,556	17,553
Peyto Exploration & Development Corp. (a)	7,046	132,979
Precision Drilling Corp. (b)	10,754	73,103
Progressive Waste Solutions, Ltd. (a)	4,358	82,462
SEMAFO, Inc.	5,773	26,446
Silver Standard Resources, Inc. (a)(b)	3,152	35,433
Sino-Forest Corp. (a)(b)(c)	6,631	0
SXC Health Solutions Corp. (b)	1,484	147,184
TMX Group, Inc.	3,000	136,544
Tourmaline Oil Corp. (a)(b)	2,546	67,131
TransAlta Corp. (a)	2,518	42,607
Trican Well Service, Ltd. (a)	3,430	39,534
Veresen, Inc. (a)	7,206	85,458
Vermilion Energy, Inc. (a)	2,184	98,483
Viterra, Inc.	8,201	129,919

		3,636,498

CHINA — 0.2%
ENN Energy Holdings, Ltd.	16,000	55,899
Shui On Land, Ltd.	218	88

		55,987

DENMARK — 1.0%
DSV A/S	11,607	230,032
FLSmidth & Co. A/S	884	48,288
Rockwool International A/S	125	11,522
Vestas Wind Systems A/S (a)(b)	5,714	31,622
William Demant Holding (a)(b)	250	22,469

		343,933

FINLAND — 1.5%
Elisa Oyj (a)	7,509	151,325
Kesko Oyj (Class B)	928	24,248
Neste Oil Oyj (a)	841	9,451
Nokian Renkaat Oyj	2,518	95,417
Orion OYJ (Class B) (a)	8,325	158,050
Pohjola Bank PLC (a)	4,616	53,835
YIT Oyj (a)	1,239	21,038

		513,364

FRANCE — 4.5%
Air France-KLM (a)(b)	3,610	17,221
Arkema	1,597	104,475
Atos Origin SA	3,073	183,758
Bourbon SA (a)	2,353	56,735
Compagnie Generale de Geophysique-Veritas (b)	3,100	79,606
Eiffage SA (a)	435	14,058
Euler Hermes SA	264	17,087

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Eurazeo	596	$22,902
Fonciere Des Regions	658	47,296
Groupe Eurotunnel SA	10,739	87,221
Imerys SA	435	22,131
Lagardere SCA	2,482	69,264
Metropole Television SA	495	6,508
Neopost SA (a)	1,899	101,482
Remy Cointreau SA	185	20,327
SCOR SE	8,246	199,978
Societe Television Francaise 1	2,297	18,335
Valeo SA (a)	4,836	199,395
Wendel	924	68,339
Zodiac Aerospace (a)	1,751	177,969

		1,514,087

GERMANY — 3.1%
Aixtron AG (a)	2,064	29,494
Bilfinger Berger AG	2,544	207,267
Celesio AG	495	8,100
Hamburger Hafen und Logistik AG	620	15,838
Kabel Deutschland Holding AG (b)	1,552	96,755
MTU Aero Engines Holding AG	1,033	75,955
ProSiebenSat.1 Media AG Preference Shares	3,862	86,357
Rational AG	60	14,307
Rheinmetall AG	495	24,311
Rhoen-Klinikum AG	6,155	147,472
Salzgitter AG	870	35,744
SGL Carbon AG (a)	1,870	73,235
SMA Solar Technology AG	191	6,542
Software AG	1,305	40,467
Symrise AG	1,739	52,943
United Internet AG	7,656	131,650

		1,046,437

GREECE — 0.4%
Hellenic Telecommunications Organization SA (b)	9,104	23,107
National Bank of Greece SA (b)	28,366	50,397
OPAP SA	6,563	41,228
Public Power Corp. SA	2,678	6,355

		121,087

HONG KONG — 2.8%
ASM Pacific Technology, Ltd. (a)	3,000	38,076
Brightoil Petroleum Holdings, Ltd. (a)	120,000	23,360
Chinese Estates Holdings, Ltd.	21,623	24,977
Esprit Holdings, Ltd. (a)	45,084	57,482
First Pacific, Co., Ltd.	54,000	55,762
Fosun International	62,000	32,132
Fushan International Energy Group, Ltd. (a)	68,000	17,445
HKT Trust/HKT, Ltd.	521	408
Hopewell Holdings	35,500	101,143
Huabao International Holdings, Ltd. (a)	34,000	16,569
Hysan Development Co., Ltd.	31,667	119,616
New World Development Co., Ltd. (a)	90,752	105,413
NWS Holdings, Ltd.	85,274	123,566
PCCW, Ltd.	108,000	39,542
Television Broadcasts, Ltd.	8,000	55,435
VTech Holdings, Ltd. (a)	2,500	29,683
Wing Hang Bank, Ltd.	2,071	19,984
Yue Yuen Industrial Holdings, Ltd.	25,000	77,995

		938,588

IRELAND — 0.9%
DCC PLC	1,239	28,758
Dragon Oil PLC	8,798	75,923
James Hardie Industries SE	5,767	47,055
Paddy Power PLC	1,937	126,718
The Governor & Co. of the Bank of Ireland (b)	89,376	11,342

		289,796

ISRAEL — 0.0% (d)
Cellcom Israel, Ltd.	495	3,003

ITALY — 1.7%
Banca Carige SpA (a)	4,716	4,094
Banca Popolare dell’Emilia Romagna Scrl	3,093	16,674
Banca Popolare di Sondrio Scrl	8,478	51,729
Banco Popolare Societa Cooperativa (b)	70,097	94,116
Davide Campari-Milano SpA (a)	7,180	50,024
Finmeccanica SpA (a)(b)	14,408	58,145
Mediaset SpA (a)	38,237	66,915
Mediolanum SpA (a)	2,852	10,040
Pirelli & C. SpA	6,375	67,108
Prysmian SpA	3,358	50,030
UBI Banca ScPA	29,520	96,278

		565,153

JAPAN — 26.2%
Advance Residence Investment Corp.	45	87,361
Advantest Corp. (a)	4,700	72,512
Aeon Mall Co., Ltd. (a)	1,000	21,143
Amada Co., Ltd.	26,000	152,500
Aozora Bank, Ltd. (a)	26,000	61,587
Asics Corp.	6,300	79,510
Benesse Holdings, Inc.	1,000	44,680
Brother Industries, Ltd.	3,000	33,989
Cosmo Oil Co., Ltd.	52,000	131,646
Credit Saison Co., Ltd. (a)	8,100	178,364
Daido Steel Co., Ltd.	5,000	30,894
Electric Power Development Co., Ltd.	3,200	83,780
Fuji Heavy Industries, Ltd. (a)	32,000	255,471
Fukuoka Financial Group, Inc.	47,000	182,604
Furukawa Electric Co., Ltd. (a)	30,000	70,310
GS Yuasa Corp. (a)	6,000	27,221
Hamamatsu Photonics K.K.	1,000	33,663
Hirose Electric Co., Ltd. (a)	2,200	216,167
Hisamitsu Pharmaceutical Co., Inc. (a)	1,000	49,129
Hitachi Construction Machinery Co., Ltd. (a)	2,500	46,497
Hitachi Metals, Ltd. (a)	3,000	35,456
Hokkaido Electric Power Co., Inc.	5,100	65,771
Hokuhoku Financial Group, Inc.	73,000	118,022
Hokuriku Electric Power Co.	4,900	76,027
Ibiden Co., Ltd.	2,500	44,648
Idemitsu Kosan Co., Ltd.	2,000	177,967
IHI Corp.	22,000	46,597
Isetan Mitsukoshi Holdings, Ltd. (a)	15,700	165,677
J Front Retailing Co., Ltd.	30,000	150,019
Japan Real Estate Investment Corp.	26	238,200
Japan Retail Fund Investment Corp. (a)	63	99,881
JSR Corp.	3,000	51,623

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

JTEKT Corp.	2,500	$25,567
Kajima Corp. (a)	55,000	160,609
Kawasaki Heavy Industries, Ltd. (a)	27,000	73,092
Keikyu Corp. (a)	24,000	218,072
Keio Corp.	4,000	28,926
Konami Corp. (a)	3,800	85,344
Konica Minolta Holdings, Inc. (a)	11,000	85,888
Kurita Water Industries, Ltd. (a)	4,700	108,208
Marui Group Co., Ltd.	23,700	180,000
Mazda Motor Corp. (b)	20,000	26,820
Medipal Holdings Corp.	10,300	145,354
MEIJI Holdings Co., Ltd. (a)	1,000	45,808
Mitsubishi Gas Chemical Co., Inc.	26,000	146,635
Mitsubishi Materials Corp.	16,000	45,921
Mitsui Chemicals, Inc.	22,000	54,593
Namco Bandai Holdings, Inc.	9,600	130,783
NGK Spark Plug Co., Ltd. (a)	4,000	52,438
Nippon Electric Glass Co., Ltd. (a)	10,000	58,905
Nippon Express Co., Ltd.	16,000	65,773
Nippon Paper Group, Inc. (a)	2,000	31,683
Nomura Research Institute, Ltd. (a)	1,000	21,895
NSK, Ltd.	6,000	38,351
NTN Corp.	30,000	93,245
Obayashi Corp.	46,000	201,203
Rinnai Corp. (a)	1,300	89,284
Sankyo Co., Ltd.	2,000	97,255
Sanrio Co., Ltd. (a)	2,000	72,666
Santen Pharmaceutical Co., Ltd.	2,200	90,300
Seiko Epson Corp. (a)	2,000	20,078
Sekisui Chemical Co., Ltd.	13,000	120,241
Shimano, Inc. (a)	5,100	332,372
Shimizu Corp.	30,000	103,772
Shinsei Bank, Ltd.	84,000	101,065
Showa Denko K.K.	73,000	140,895
Showa Shell Sekiyu K.K. (a)	17,400	105,983
Sojitz Corp. (a)	31,000	50,896
Stanley Electric Co., Ltd.	7,900	121,386
Sumitomo Heavy Industries, Ltd.	9,000	40,043
Suzuken Co., Ltd.	2,500	84,127
Sysmex Corp.	1,900	74,771
Taisei Corp. (a)	56,000	149,492
Takashimaya Co., Ltd.	22,000	168,192
The Bank of Kyoto, Ltd. (a)	22,000	165,986
The Gunma Bank, Ltd. (a)	30,000	141,371
The Hachijuni Bank, Ltd.	29,000	150,107
The Japan Steel Works, Ltd. (a)	5,000	27,384
The Joyo Bank, Ltd. (a)	47,000	213,235
THK Co., Ltd.	7,000	130,894
Tobu Railway Co., Ltd.	7,000	36,759
Toho Gas Co., Ltd. (a)	20,000	124,076
Tokyu Land Corp. (a)	4,000	19,652
Toyo Seikan Kaisha, Ltd.	2,500	30,048
Trend Micro, Inc. (a)	2,500	73,286
Ube Industries, Ltd.	55,000	126,833
United Urban Investment Corp.	81	87,203
Yakult Honsha Co., Ltd. (a)	3,200	125,128
Yamaha Corp.	10,300	105,207

		8,774,016

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR	2,388	79,849

NETHERLANDS — 2.6%
Fugro NV	1,287	77,956
Gemalto NV (a)	3,369	241,947
Imtech NV (a)	2,300	54,801
Koninklijke Boskalis Westminster NV	3,615	119,140
Nutreco NV	865	60,298
QIAGEN NV (b)	5,568	93,166
SBM Offshore NV (b)	5,177	71,513
TNT Express NV	12,760	149,608

		868,429

NEW ZEALAND — 0.7%
Contact Energy, Ltd. (b)	10,586	41,011
DNZ Property Fund Ltd.	55,184	65,644
Fletcher Building, Ltd.	24,848	117,233

		223,888

NORWAY — 1.3%
Aker Solutions ASA	3,608	50,923
Marine Harvest (b)	63,501	45,037
Petroleum Geo-Services ASA	11,547	140,247
Schibsted ASA	495	16,038
Storebrand ASA (b)	16,831	65,660
TGS Nopec Geophysical Co. ASA	4,721	126,752

		444,657

PORTUGAL — 0.0% (d)
Banco Comercial Portugues SA (b)	50,016	6,220
Brisa Auto-Estradas de Portugal SA (b)	1,615	5,175

		11,395

SINGAPORE — 2.9%
Ascendas REIT	21,000	35,641
CapitaCommercial Trust (a)	24,000	23,966
CapitaMall Trust	103,000	155,297
ComfortDelGro Corp. Ltd.	85,000	103,667
Flextronics International, Ltd. (a)(b)	19,916	123,479
Keppel Land, Ltd. (a)	11,096	28,204
Neptune Orient Lines, Ltd. (a)(b)	35,000	30,530
Olam International, Ltd. (a)	35,736	51,059
Singapore Press Holdings, Ltd. (a)	41,000	126,224
Suntec REIT (a)	129,000	137,472
UOL Group, Ltd.	41,000	159,559

		975,098

SOUTH KOREA — 5.3%
BS Financial Group, Inc.	4,790	52,904
Cheil Industries, Inc.	1,879	163,891
CJ CheilJedang Corp.	124	35,240
CJ Corp.	533	37,182
Daelim Industrial Co. Ltd.	907	71,429
Daewoo Engineering & Construction Co., Ltd. (b)	5,662	43,305
Daewoo International Corp.	1,359	39,156
Daewoo Securities Co., Ltd.	6,219	57,013
Daewoo Securities Co., Ltd. Preference Shares	2,818	10,727
Dongbu Insurance Co., Ltd.	2,130	78,014
Doosan Corp.	533	60,264
Doosan Infracore Co., Ltd. (b)	2,690	43,097
GS Engineering & Construction Corp.	994	66,217
Hanwha Chemical Corp.	1,990	36,660
Hanwha Corp.	3,028	74,421

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Hyosung Corp.	552	$26,363
Hyundai Department Store Co., Ltd.	270	33,474
Hyundai Merchant Marine Co., Ltd. (b)	2,266	49,560
Hyundai Mipo Dockyard Co., Ltd.	301	31,011
Hyundai Securities Co., Ltd.	2	15
KCC Corp.	161	39,078
Korea Kumho Petrochemical Co., Ltd.	616	64,539
Korean Air Lines Co., Ltd. (b)	795	34,914
LG Uplus Corp.	5,060	24,475
LS Uplus Corp.	630	47,139
ORION Corp.	199	164,711
Samsung Electro-Mechanics Co., Ltd.	2,026	187,503
Samsung Securities Co., Ltd.	1,743	74,492
Samsung Techwin Co., Ltd.	1,203	80,981
SK Networks Co., Ltd.	1,720	13,005
Woongjin Coway Co., Ltd.	910	28,285

		1,769,065

SPAIN — 1.6%
Abengoa SA (a)	745	9,852
Acerinox SA (a)	3,103	34,724
Bankinter SA (a)	6,703	23,129
Bolsas y Mercados Espanoles	3,544	71,465
Distribuidora Internacional de Alimentacion SA (b)	22,874	107,695
Ebro Puleva SA	2,344	40,366
Enagas	2,304	42,016
Gestevision Telecinco SA (a)	3,228	15,677
Grupo Catalana Occidente SA	841	11,975
Indra Sistemas SA (a)	9,284	86,314
International Consolidated Airlines Group SA (b)	11,515	28,807
Obrascon Huarte Lain SA	995	20,582
Prosegur Cia de Seguridad SA (a)	495	25,391
Tecnicas Reunidas SA (a)	584	24,376

		542,369

SWEDEN — 3.1%
Boliden AB	5,869	81,627
Castellum AB	7,413	89,677
Electrolux AB	8,970	178,038
Elekta AB (Class B)	2,109	96,308
Hakon Invest AB	995	14,675
Holmen AB	374	10,176
Husqvarna AB	1,615	7,604
Husqvarna AB (Class B)	8,053	37,976
Industrivarden AB	4,290	58,175
Lundbergforetagen AB	750	22,731
Lundin Petroleum AB (b)	5,823	108,743
Meda AB (Class A)	4,817	45,955
Modern Times Group AB (Class B)	2,721	125,832
Ratos AB (Class B) (a)	3,476	32,985
Securitas AB (Class B)	7,015	54,474
SSAB AB	745	5,354
SSAB AB (Series A) (a)	6,119	50,619

		1,020,949

SWITZERLAND — 4.1%
Aryzta AG (b)	2,353	117,091
Baloise Holding AG	1,669	110,209
Banque Cantonale Vaudoise	103	54,683
Basellandschaftliche Kantonalbank	16	21,959
Clariant AG (b)	7,542	74,304
Dufry Group (b)	125	15,121
Flughafen Zuerich AG	225	79,160
Galenica AG	180	114,580
GAM Holding AG (b)	5,100	56,846
Logitech International SA (a)(b)	2,260	24,403
Lonza Group AG (b)	620	25,796
Panalpina Welttransport Holding AG	477	42,812
Partners Group Holding AG	327	58,248
PSP Swiss Property AG (b)	871	76,977
Sika AG	24	46,352
Straumann Holding AG (a)	210	30,862
Sulzer AG	1,251	148,032
Swiss Life Holding AG (b)	512	48,171
Swiss Prime Site AG (b)	2,223	185,896
Valiant Holding AG (b)	390	43,759

		1,375,261

UNITED KINGDOM — 14.8%
3i Group PLC	22,652	70,027
Aberdeen Asset Management PLC	9,867	40,191
African Barrick Gold, Ltd.	1,117	6,784
AMEC PLC	7,704	121,075
Amlin PLC	13,053	72,454
Ashmore Group PLC	5,028	27,483
Babcock International Group PLC	8,150	109,102
Balfour Beatty PLC	33,396	156,092
Berkeley Group Holdings PLC (b)	4,790	105,856
Bunzl PLC	10,685	174,795
Capital Shopping Centres Group PLC	4,865	24,570
Cobham PLC	65,492	238,518
Croda International PLC	5,051	179,280
Daily Mail & General Trust PLC	1,987	13,183
Derwent London PLC	633	18,397
Drax Group PLC	16,536	145,371
easyJet PLC	4,608	38,414
FirstGroup PLC	16,477	57,967
GKN PLC	25,550	72,373
Hammerson PLC	12,093	84,006
Hargreaves Lansdown PLC	1,615	13,413
Homeserve PLC	1,615	3,952
ICAP PLC	9,980	52,829
IG Group Holdings PLC	7,446	55,941
IMI PLC	4,096	53,419
Inchcape PLC	21,335	110,628
Informa PLC	35,555	211,968
Inmarsat PLC	16,355	126,080
Intercontinental Hotels Group PLC	5,373	129,359
Invensys PLC	20,762	72,520
Investec PLC	22,899	133,607
ITV PLC	91,644	110,104
John Wood Group PLC	4,343	46,695
Logica PLC	80,152	133,257
London Stock Exchange Group PLC	5,387	84,830
Lonmin PLC (a)	3,978	48,323
Meggitt PLC	7,465	45,113
Mondi PLC	7,046	60,230
Pennon Group PLC	20,936	250,219
Petropavlovsk PLC	4,328	30,927
Premier Oil PLC (b)	10,620	56,300
Provident Financial PLC	5,600	106,717
Rentokil Initial PLC	37,795	43,600

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Rexam PLC	24,518	$161,897
Rightmove PLC	4,781	119,380
Rotork PLC	745	23,019
Segro PLC	16,098	54,866
Serco Group PLC	27,325	229,718
Spectris PLC	4,549	109,306
Stagecoach Group PLC	19,282	80,567
Tate & Lyle PLC	11,994	121,808
Travis Perkins PLC	3,039	46,259
Tui Travel PLC	34,120	90,709
Whitbread PLC	2,701	85,914
William Hill PLC	26,247	116,421

		4,975,833

TOTAL COMMON STOCKS —
(Cost $35,260,712)		33,388,278

SHORT TERM INVESTMENTS — 13.0%
UNITED STATES — 13.0%
MONEY MARKET FUNDS — 13.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,342,787	4,342,787
State Street Institutional Liquid Reserves Fund 0.20% (f)(g)	4,666	4,666

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,347,453)		4,347,453

TOTAL INVESTMENTS — 112.5%
(Cost $39,608,165)		37,735,731
OTHER ASSETS & LIABILITIES — (12.5)%		(4,195,938)

NET ASSETS — 100.0%		$33,539,793

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	5.7%
Oil, Gas & Consumable Fuels	4.9
Real Estate Investment Trusts	4.8
Chemicals	4.5
Machinery	3.7
Construction & Engineering	3.7
Metals & Mining	3.7
Media	3.6
Diversified Financial Services	3.2
Real Estate Management & Development	3.1
Insurance	2.9
Road & Rail	2.7
Energy Equipment & Services	2.7
Food Products	2.7
Multiline Retail	2.5
Hotels, Restaurants & Leisure	2.4
Electronic Equipment, Instruments & Components	2.3
Commercial Services & Supplies	2.2
Food & Staples Retailing	2.2
Leisure Equipment & Products	2.0
Aerospace & Defense	1.9
Health Care Providers & Services	1.9
Capital Markets	1.9
Auto Components	1.9
Household Durables	1.7
Diversified Telecommunication Services	1.7
IT Services	1.5
Industrial Conglomerates	1.5
Trading Companies & Distributors	1.3
Pharmaceuticals	1.3
Health Care Equipment & Supplies	1.1
Construction Materials	1.1
Electrical Equipment	0.9
Computers & Peripherals	0.9
Automobiles	0.9
Consumer Finance	0.8
Electric Utilities	0.8
Textiles, Apparel & Luxury Goods	0.7
Independent Power Producers & Energy Traders	0.7
Air Freight & Logistics	0.7
Water Utilities	0.7
Gas Utilities	0.7
Office Electronics	0.7
Software	0.6
Professional Services	0.6
Containers & Packaging	0.6
Transportation Infrastructure	0.5
Internet Software & Services	0.5
Specialty Retail	0.5
Health Care Technology	0.4
Semiconductors & Semiconductor Equipment	0.4
Airlines	0.4
Multi-Utilities	0.3
Distributors	0.3
Paper & Forest Products	0.3
Biotechnology	0.3
Marine	0.3
Personal Products	0.2
Beverages	0.2
Building Products	0.1
Diversified Consumer Services	0.1
Communications Equipment	0.1
Wireless Telecommunication Services	0.0 ***
Short Term Investments	13.0
Other Assets & Liabilities	(12.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Sino-Forest Corp., which was Level 3 and part of the Paper and Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BRAZIL — 6.7%
Aliansce Shopping Centers SA	149,119	$1,278,089
American Banknote SA	125,827	1,870,153
Arezzo Industria e Comercio SA	62,374	923,968
B2W Companhia Global do Varejo (a)	151,124	437,997
Banco ABC Brasil SA Preference Shares	83,099	393,171
BR Properties SA	281,238	3,302,207
Brasil Brokers Participacoes SA	386,109	1,249,123
Brasil Insurance Participacoes e Administracao SA	97,810	864,975
Brazil Pharma SA	190,000	1,011,915
Brookfield Incorporacoes SA	382,725	627,620
Cia Energetica do Ceara Preference Shares	49,681	947,125
Companiha de Tecidos Norte de Minas-Coteminas Preference Shares (a)	227,339	335,639
Contax Participacoes SA Preference Shares	107,833	1,180,663
Cremer SA	115,003	948,649
Cyrela Commercial Properties SA Empreendimentos e Participacoes	20,000	237,806
Estacio Participacoes SA	76,505	921,039
Eternit SA	223,171	1,215,115
Even Construtora e Incorporadora SA	427,104	1,447,344
Ez Tec Empreendimentos e Participacoes SA	188,958	1,930,349
Ferbasa-Ferro Ligas DA Bahia Preference Shares	143,548	803,633
Fleury SA	97,435	1,230,941
Gafisa SA (a)	709,938	925,035
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	141,819	626,731
Grendene SA	50,000	260,101
Guararapes Confeccoes SA	9,418	438,600
Iguatemi Empresa de Shopping Centers SA	67,260	1,382,888
International Meal Co. Holdings SA	60,408	553,666
Iochpe-Maxion SA	142,710	1,654,445
JHSF Participacoes SA	61,956	184,169
Kroton Educacional SA (a)	82,873	1,192,727
LLX Logistica SA (a)	551,109	603,409
Log-in Logistica Intermodal SA (a)	96,342	343,661
LPS Brasil Consultoria de I moveis SA	63,004	1,045,671
Magazine Luiza SA	75,981	353,846
Magnesita Refratarios SA	417,036	1,322,317
Marcopolo SA Preference Shares	1,166,774	5,231,393
Marfrig Alimentos SA (a)	194,246	898,837
Mills Estruturas e Servicos de Engenharia SA	158,258	2,163,997
Odontoprev SA	71,514	361,388
Paranapanema SA (a)	279,805	304,972
Raia Drogasil SA	320,600	3,216,404
Randon SA Implementos e Participacoes Preference Shares	623,193	2,778,735
Refinaria de Petroleos de Manguinhos SA (a)	513,498	226,418
Restoque Comercio e Confeccoes de Roupas SA	143,652	731,622
Rossi Residencial SA	297,180	725,853
Sao Martinho SA	125,422	1,282,524
Saraiva SA Livreiros Editores Preference Shares	65,724	722,868
SLC Agricola SA	118,020	1,168,827
Tecnisa SA	173,055	632,736
Tempo Participacoes SA (a)	496,427	1,082,156
Vanguarda Agro SA (a)	1,428,396	268,914

		55,842,431

CHILE — 2.6%
Administradora de Fondos de Pensiones Provida SA	246,758	1,365,692
Almendral SA	13,694,508	1,826,661
Australis Seafoods SA	732,562	112,298
Besalco SA	537,508	952,383
CFR Pharmaceuticals SA	2,982,429	667,974
Cia Pesquera Camanchaca SA (a)	1,740,219	102,203
Companhia Sudamericana de Vapores SA (a)	7,434,147	883,573
Empresas La Polar SA (a)	718,231	450,414
Inversiones Aguas Metropolitanas SA	835,942	1,396,288
Masisa SA	13,062,010	1,312,962
Molibdenos y Metales SA	25,512	406,323
Norte Grande SA	17,312,755	168,888
Parque Arauco SA	1,012,619	1,794,208
Ripley Corp. SA	1,317,836	1,243,588
Salfacorp SA	506,146	1,042,925
Sigdo Koppers SA	513,389	1,246,933
Sociedad Matriz SAAM SA (a)	7,999,051	859,942
Socovesa SA	714,304	308,588
Sonda SA	758,928	2,125,845
Vina Concha y Toro SA	1,685,386	3,288,231

		21,555,919

CHINA — 5.4%
51job, Inc. ADR (a)(b)	9,863	449,260
Anhui Expressway Co., Ltd.	4,340,000	1,913,509
AsiaInfo-Linkage, Inc. (a)(b)	71,799	846,510
BYD Co., Ltd. (a)(b)	1,210,500	2,281,533
BYD Electronic International Co., Ltd. (b)	1,313,000	262,368
Camelot Information Systems, Inc. ADR (a)	52,820	122,542
China Automation Group, Ltd. (b)	1,229,000	291,531
China Green Holdings, Ltd. (b)	2,676,000	596,825
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)(b)	3,847,900	1,369,139
China Liansu Group Holdings (b)	1,575,810	676,492
China Medical Technologies, Inc. ADR (a)(b)	35,777	385,676
China Minzhong Food Corp., Ltd. (a)(b)	1,563,000	715,614
China National Accord Mediicines Corp., Ltd.	147,500	346,081
China SCE Property Holdings, Ltd.	2,812,000	638,032
China Suntien Green Energy Corp., Ltd. (b)	2,073,000	360,784

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

China Vanadium Titano — Magnetite Mining Co., Ltd. (b)	1,613,000	$259,932
China Wireless Technologies, Ltd.	2,464,000	406,598
Chongqing Machinery & Electric Co., Ltd. (b)	3,594,000	481,866
Danhua Chemical Technology Co., Ltd. (a)	319,000	266,684
Dongyue Group (b)	1,651,000	764,110
Double Coin Holdings, Ltd.	796,700	442,965
E-House China Holdings, Ltd.	92,537	508,953
First Tractor Co., Ltd. (a)	1,260,500	1,007,509
Giant Interactive Group, Inc. ADR (b)	246,600	1,191,078
Great Wall Technology Co., Ltd.	1,684,000	299,596
Haitian International Holdings, Ltd.	1,238,000	1,222,543
Hangzhou Steam Turbine Co.	1,038,450	1,062,969
Harbin Electric Co., Ltd.	2,626,000	2,109,101
Home Inns & Hotels Management, Inc. ADR (a)(b)	68,141	1,544,075
Huangshan Tourism Development Co., Ltd. (a)	452,800	551,963
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,648,000	805,647
Jiangsu Future Land Co., Ltd.	1,011,100	620,815
Kingsoft Corp., Ltd.	1,559,000	691,384
LDK Solar Co., Ltd, ADR (a)(b)	92,474	176,625
Livzon Pharmaceutical, Inc. Class B	194,700	480,171
Lonking Holdings, Ltd. (b)	4,538,000	1,076,458
MIE Holdings Corp. (b)	3,796,754	910,416
O-Net Communications Group, Ltd. (b)	1,168,000	305,670
Peak Sport Products Co., Ltd. (b)	1,518,000	254,407
Ports Design, Ltd. (b)	1,600,000	1,660,468
Real Gold Mining, Ltd. (b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	116,395	524,941
Semiconductor Manufacturing International Corp. (a)(b)	44,267,000	1,455,241
Shandong Airlines Co., Ltd. Class B	212,100	257,030
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	361,300	186,792
Shanghai Dajiang Group, Class B (a)	1,361,800	424,882
Shanghai Diesel Engine Co., Ltd. Class B	402,560	245,562
Shanghai Haixin Group Co. (a)	706,700	288,334
Shanghai Highly Group Co., Ltd. (a)	357,700	192,085
Shenguan Holdings Group, Ltd.	2,758,010	1,575,122
Shenzhou International Group Holdings, Ltd.	829,000	1,432,102
Sound Global, Ltd.	1,571,000	706,876
Suntech Power Holdings Co., Ltd. ADR (a)(b)	145,658	273,837
SYP Glass Group Co., Ltd. (a)	947,500	467,118
TCL Communication Technology Holdings, Ltd.	1,242,000	397,089
Tong Ren Tang Technologies Co., Ltd. (b)	1,400,000	2,256,070
Travelsky Technology, Ltd.	1,765,500	910,421
WuXi PharmaTech Cayman, Inc. ADR (a)(b)	91,431	1,291,006
Xinjiang Xinxin Mining Industry Co., Ltd. (b)	5,016,000	1,015,247
Zhejiang Southeast Electric Power Co.	2,204,233	1,172,652

		45,430,306

CZECH REPUBLIC — 0.4%
Philip Morris CR AS	6,495	3,623,685

EGYPT — 1.5%
Amer Group Holding (a)	5,906,639	643,457
Arab Cotton Ginning	459,386	181,980
Citadel Capital Corp./Cairo (a)	601,448	311,718
Eastern Tobacco	58,500	772,372
Egyptian Financial Group-Hermes Holding (a)	665,495	1,114,925
Egyptian for Tourism Resorts (a)	5,136,727	932,640
Egyptian Kuwait Holding Co.	982,685	1,139,915
ElSwedy Electric Co. (a)	194,904	760,507
Ezz Steel	822,587	949,060
Juhayna Food Industries	740,444	580,525
Maridive & Oil Services SAE (a)	360,763	400,447
Medinet Nasr Housing (a)	50,817	137,810
Misr Beni Suef Cement Co.	63,273	527,406
Orascom Telecom Media & Technology Holding SAE (a)	4,814,128	1,176,019
Sidi Kerir Petrochemicals Co.	181,349	368,475
Six of October Development & Investment Co. (a)	251,652	704,052
Talaat Moustafa Group (a)	1,963,178	1,419,282

		12,120,590

HONG KONG — 8.3%
361 Degrees International, Ltd. (b)	1,022,000	227,935
Anxin-China Holdings, Ltd.	1,824,000	340,963
Asian Citrus Holdings, Ltd. (b)	1,080,773	606,092
BaWang International Group Holding, Ltd. (a)(b)	1,588,000	122,833
Beijing Capital International Airport Co., Ltd. (b)	2,856,000	1,730,496
Beijing Capital Land, Ltd. (b)	2,368,400	699,206
Boshiwa International Holding, Ltd. (a)(b)(c)	1,879,000	203,480
CGN Mining Co., Ltd. (a)	3,335,000	382,649
Chailease Holding Co., Ltd.	700,000	1,016,564
China Dongxiang Group Co. (b)	4,474,000	403,746
China Everbright International, Ltd. (b)	4,337,000	2,029,601
China Forestry Holdings, Ltd. (b)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (b)(d)	1,226,000	79,027
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,799,000	556,618
China Lilang, Ltd.	1,000,000	681,978
China Lumena New Materials Corp. (b)	5,698,000	947,604
China Medical System Holdings, Ltd. (b)	324,300	139,639
China Metal Recycling Holdings, Ltd. (b)	851,400	624,540
China Modern Dairy Holdings, Ltd. (a)(b)	2,196,000	512,419
China National Materials Co., Ltd. (b)	1,731,000	531,115

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

China Overseas Grand Oceans Group, Ltd.	1,069,500	$952,738
China Pharmaceutical Group, Ltd. (a)(b)	1,594,000	398,662
China Power International Development, Ltd. (b)	13,318,000	3,485,376
China Shineway Pharmaceutical Group, Ltd. (b)	605,000	868,871
China Travel International Investment Hong Kong, Ltd.	13,792,000	2,542,599
CIMC Enric Holdings, Ltd.	1,259,000	671,956
Citic 21CN Co., Ltd. (a)	4,067,500	199,263
Citic Resources Holdings, Ltd. (a)	5,579,000	913,429
Comba Telecom Systems Holdings, Ltd. (b)	1,381,984	573,685
Cosco International Holdings, Ltd.	456,000	174,009
CP Pokphand Co.	2,958,000	362,273
Dawnrays Pharmaceutical Holdings, Ltd.	1,620,000	386,368
Digital China Holdings, Ltd. (b)	1,192,000	2,077,627
Franshion Properties China, Ltd. (b)	5,208,000	1,564,377
Fufeng Group, Ltd.	1,226,000	459,937
Global Bio-Chem Technology Group Co., Ltd.	4,052,000	579,838
Glorious Property Holdings, Ltd. (a)(b)	2,808,000	488,704
Greatview Aseptic Packaging Co., Ltd. (a)	1,159,048	606,655
Greentown China Holdings, Ltd. (b)	1,111,500	1,154,939
Hengdeli Holdings, Ltd. (b)	1,364,000	429,061
Hidili Industry International Development, Ltd. (b)	1,595,000	440,037
Hua Han Bio-Pharmaceutical Holdings, Ltd. (b)	2,597,760	465,509
Ju Teng International Holdings, Ltd.	1,636,000	461,894
Kaisa Group Holdings, Ltd. (a)(b)	4,589,000	899,241
Kingboard Laminates Holdings, Ltd. (b)	1,429,500	523,380
Kingway Brewery Holdings, Ltd.	2,466,000	807,498
KWG Property Holding, Ltd. (b)	1,957,000	1,228,668
Li Ning Co., Ltd. (b)	1,142,000	638,955
Lianhua Supermarket Holdings Co., Ltd. (b)	570,000	543,777
Lijun International Pharmaceutical Holdings, Ltd.	1,900,000	509,485
Maoye International Holdings, Ltd.	985,000	179,048
Minmetals Resources, Ltd. (a)	902,105	375,642
Minth Group, Ltd. (b)	1,076,000	1,155,505
NVC Lighting Holdings, Ltd. (b)	4,360,000	820,642
Pacific Online, Ltd.	2,034,100	718,518
PCD Stores, Ltd. (b)	5,629,000	522,490
Real Nutriceutical Group, Ltd. (b)	1,158,000	253,789
Shenzhen International Holdings, Ltd.	48,242,500	2,954,187
Shenzhen Investment, Ltd. (b)	4,029,961	945,555
Shougang Concord International Enterprises Co., Ltd. (a)(b)	17,938,000	797,825
Sichuan Expressway Co., Ltd. (b)	1,354,000	455,590
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	2,961,572	1,069,042
Silver Base Group Holdings, Ltd. (b)	626,000	251,793
Sino Biopharmaceutical	4,756,000	1,710,648
Sinopec Kantons Holdings, Ltd.	394,000	283,430
Sinotrans Shipping, Ltd.	4,511,000	1,052,606
Sinotrans, Ltd.	1,548,000	251,453
Sinotruk Hong Kong, Ltd. (b)	778,500	463,677
Springland International Holdings, Ltd.	1,731,000	970,736
Sunac China Holdings, Ltd.	2,307,000	963,623
Tech Pro Technology Development, Ltd. (a)	888,000	343,438
The United Laboratories International Holdings, Ltd. (b)	466,500	193,051
Tianjin Port Development Holdings, Ltd.	8,720,000	1,011,751
Tianneng Power International, Ltd.	1,692,000	889,970
TPV Technology, Ltd.	2,424,000	487,497
United Energy Group, Ltd. (a)(b)	8,008,000	1,197,558
Vinda International Holdings, Ltd. (b)	822,000	1,214,426
VODone, Ltd. (b)	4,344,999	352,894
Wasion Group Holdings, Ltd.	1,097,000	428,513
West China Cement, Ltd. (b)	4,064,000	785,886
Winsway Coking Coal Holding, Ltd. (b)	3,013,018	539,922
Yashili International Holdings, Ltd.	2,223,000	341,037
Yingde Gases (b)	2,294,000	2,087,915
Yip’s Chemical Holdings, Ltd.	802,059	513,898
Yuexiu Property Co., Ltd. (b)	17,500,000	4,241,412
Yuexiu Transport Infrasctructre, Ltd.	1,926,549	946,280

		69,016,563

HUNGARY — 0.1%
Egis Gyogyszergyar Nyrt	10,002	650,743

INDIA — 8.5%
Amtek Auto, Ltd.	491,610	935,939
Anant Raj Industries, Ltd.	726,013	624,136
Apollo Hospitals Enterprise, Ltd.	20,408	225,627
Arvind, Ltd. (a)	228,150	302,171
Ashok Leyland, Ltd. (a)	408,172	182,027
Aurobindo Pharma, Ltd.	373,382	735,596
Bajaj Finserv, Ltd. (a)	85,910	1,052,969
Bajaj Holdings and Investment, Ltd. (a)	72,145	1,008,945
Balrampur Chini Mills, Ltd.	557,669	516,869
BF Utilities, Ltd. (a)	15,361	116,263
BGR Energy Systems, Ltd.	25,682	138,955
Bharat Forge, Ltd.	546,509	2,936,868
Bhushan Steel, Ltd.	139,346	1,156,620
Biocon, Ltd.	187,274	797,260
Bombay Rayon Fashions, Ltd.	22,100	94,658
CESC, Ltd.	348,731	1,809,391
Core Education & Technologies, Ltd.	177,088	943,719
Coromandel International, Ltd.	212,132	981,160
Corporation Bank	53,990	403,462
Cox & Kings, Ltd.	45,920	108,149
Crompton Greaves, Ltd.	268,540	582,915
Dewan Housing Finance Corp., Ltd.	189,272	560,680
Dish TV India, Ltd. (a)	465,111	530,627
Edelweiss Capital, Ltd.	753,374	424,351
Educomp Solutions, Ltd.	207,825	630,901
Emami, Ltd.	125,138	1,118,252
Era Infra Engineering, Ltd.	412,540	1,068,755
Escorts, Ltd.	361,578	443,918

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Essar Ports, Ltd. (a)	261,623	$416,320
Federal Bank, Ltd.	199,047	1,599,042
Financial Technologies India, Ltd.	47,581	629,243
Fortis Healthcare, Ltd. (a)	348,676	633,218
Gateway Distriparks, Ltd.	337,067	827,349
Glenmark Pharmaceuticals, Ltd.	568,874	3,699,438
Godrej Industries, Ltd.	222,776	964,757
GTL, Ltd. (a)	186,817	113,091
Gujarat Gas Co., Ltd.	149,432	828,319
Gujarat NRE Coke, Ltd.	909,197	304,504
GVK Power & Infrastructure, Ltd. (a)	2,118,070	582,294
HCL Infosystems, Ltd.	437,402	324,712
Hindustan Construction Co. (a)	944,682	345,997
Housing Development & Infrastructure, Ltd. (a)	577,584	899,452
IFCI, Ltd.	1,368,781	986,719
India Cements, Ltd.	928,318	1,445,639
India Infoline, Ltd.	565,440	621,797
Indiabulls Financial Services, Ltd.	582,546	2,398,105
Indiabulls Real Estate, Ltd.	647,189	707,637
Indian Hotels Co., Ltd.	930,834	1,029,444
IVRCL Infrastructures & Projects, Ltd.	1,106,504	1,047,349
Jain Irrigation Systems, Ltd.	320,180	476,815
Jammu & Kashmir Bank, Ltd. (a)	75,549	1,337,245
JSW Energy, Ltd.	661,863	622,330
Jubilant Foodworks, Ltd. (a)	41,684	872,912
Mahindra & Mahindra Financial Services	97,312	1,124,486
Manappuram Finance, Ltd.	542,812	305,262
Marico, Ltd.	429,275	1,412,337
MAX India, Ltd. (a)	684,332	2,354,440
McLeod Russel India, Ltd.	105,341	562,410
Motherson Sumi Systems, Ltd.	306,710	897,855
Mphasis, Ltd.	94,329	625,087
Nagarjuna Construction Co., Ltd.	1,061,666	863,251
Opto Circuits India, Ltd.	285,356	788,326
Parsvnath Developers, Ltd. (a)	190,515	210,186
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	155,721	234,551
Piramal Healthcare, Ltd.	91,634	866,367
PTC India, Ltd.	341,577	397,033
Punj Lloyd, Ltd.	1,084,564	948,884
Rajesh Exports, Ltd.	443,132	1,060,310
REI Agro, Ltd.	1,972,013	330,229
Rolta India, Ltd.	327,539	470,469
Satyam Computer Services, Ltd. (a)	1,032,806	1,452,976
Shree Renuka Sugars, Ltd.	851,840	482,102
Sintex Industries, Ltd.	686,466	756,115
Sterling International Enterprises, Ltd. (a)	126,000	7,108
Strides Arcolab, Ltd.	114,302	1,518,056
Suzlon Energy, Ltd. (a)	1,778,722	592,536
Tata Chemicals, Ltd.	189,138	1,053,495
Tata Global Beverages, Ltd.	585,510	1,215,902
Thermax, Ltd.	87,346	750,892
Unitech, Ltd. (a)	2,177,753	860,024
United Phosphorus, Ltd.	1,008,564	2,274,169
Videocon Industries, Ltd.	163,159	499,836
Voltas, Ltd.	313,407	587,691
Welspun Corp., Ltd. (a)	548,869	1,164,878

		70,812,174

INDONESIA — 3.8%
Alam Sutera Realty Tbk PT	36,022,000	1,879,242
Bakrie and Brothers Tbk PT (a)(c)	184,600,500	491,351
Bakrie Sumatera Plantations Tbk PT	17,838,500	345,660
Bakrie Telecom Tbk PT (a)	44,456,500	946,638
Bakrieland Development Tbk PT (a)	74,508,500	555,294
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,603,500	940,668
Bank Permata Tbk PT (a)	770,500	118,128
Bank Tabungan Negara Tbk PT	5,600,000	769,124
Barito Pacific Tbk PT (a)	5,873,500	312,670
Bhakti Investama Tbk PT	24,767,000	1,054,756
Bisi International PT	3,316,500	278,950
Bumi Resources Minerals Tbk PT (a)	12,217,500	533,316
BW Plantation Tbk PT	3,928,000	598,035
Ciputra Development Tbk PT	13,146,500	909,792
Darma Henwa PT Tbk (a)	188,886,042	1,085,957
Delta Dunia Makmur Tbk PT (a)	8,002,500	336,544
Energi Mega Persada Tbk PT (a)	65,997,000	1,004,799
Gajah Tunggal Tbk PT	3,906,000	946,090
Garuda Indonesia Tbk PT (a)	14,322,000	1,082,632
Global Mediacom Tbk PT	8,853,000	1,432,692
Holcim Indonesia Tbk PT	3,789,000	978,262
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	4,976,500	556,330
Indika Energy Tbk PT	2,943,500	582,902
Indosiar Karya Media Tbk PT (a)	295,500	173,037
Intiland Development Tbk PT (a)	11,072,500	400,814
Japfa Comfeed Indonesia Tbk PT	2,183,000	1,144,666
Kawasan Industri Jababeka Tbk PT (a)	51,376,500	1,011,941
Lippo Karawaci Tbk PT	10,805,250	920,330
Medco Energi Internasional Tbk PT	2,671,000	511,877
Media Nusantara Citra Tbk PT	4,586,000	971,641
Mitra Adiperkasa Tbk PT	1,042,500	793,599
Multistrada Arah Sarana Tbk PT	4,037,000	223,502
Pakuwon Jati Tbk PT (a)	37,387,400	772,228
Pembangunan Perumahan Persero PT Tbk	9,987,000	648,610
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,059,500	1,725,756
Ramayana Lestari Sentosa Tbk PT	1,970,000	197,157
Sentul City Tbk PT (a)	25,647,000	628,034
Summarecon Agung Tbk PT	11,382,500	1,963,231
Timah Tbk PT	3,314,500	486,985
Tower Bersama Infrastructure Tbk PT (a)	1,612,500	562,250
Trada Maritime Tbk PT (a)	5,143,500	476,427

		31,351,917

LUXEMBOURG — 0.1%
Brait SE (a)	98,521	312,964
O’Key Group SA GDR	62,273	482,616

		795,580

MALAYSIA — 5.8%
Aeon Co. M Bhd	225,500	646,923
Alliance Financial Group Bhd	3,264,495	4,276,586
Bandar Raya Developments Bhd	868,100	642,430

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Berjaya Corp. Bhd	5,836,200	$1,442,739
Berjaya Sports Toto Bhd	1,350,200	1,828,329
Boustead Holdings Bhd	605,860	1,015,014
Bursa Malaysia Bhd	1,616,173	3,145,316
Dialog Group Bhd	2,456,420	1,817,851
DRB-Hicom Bhd	944,300	749,374
Eastern & Oriental Bhd	510,400	225,023
Fraser & Neave Holdings Bhd	264,100	1,502,014
Genting Plantations Bhd	938,900	2,749,731
IGB Corp. Bhd	4,767,167	4,038,318
KNM Group Bhd (a)	4,323,437	959,856
KPJ Healthcare Bhd	300,000	554,558
Kulim Malaysia Bhd	4,398,800	6,510,584
Lafarge Malayan Cement Bhd	887,900	2,041,149
Malaysian Bulk Carriers Bhd	1,044,400	522,940
Malaysian Resources Corp. Bhd	1,429,800	787,955
Media Prima Bhd	2,303,100	1,602,850
Multi-Purpose Holdings Bhd	1,761,600	1,830,666
Oriental Holdings Bhd	100,000	210,990
OSK Holdings Bhd	300,000	132,263
Pharmaniaga Bhd	8,688	27,852
Sunway Real Estate Investment Trust	6,191,700	2,651,775
TAN Chong Motor Holdings Bhd	1,286,400	1,827,008
Top Glove Corp. Bhd	1,227,900	2,010,732
Tradewinds Malaysia Bhd	170,900	481,674
UOA Development Bhd (a)	2,017,400	952,952
Wah Seong Corp. Bhd	1,650,900	977,387

		48,162,839

MEXICO — 3.4%
Axtel SAB de CV (a)(b)	3,215,506	713,711
Bolsa Mexicana de Valores SAB de CV	939,457	1,841,002
Consorcio ARA SAB de CV (a)(b)	4,320,512	1,428,811
Corporacion GEO SAB de CV (a)(b)	941,853	1,057,891
Desarrolladora Homex SAB de CV (a)(b)	368,630	939,566
Empresas ICA SAB de CV (a)(b)	1,451,419	2,532,921
Grupo Aeroportuario del Sureste SAB de CV (b)	862,558	6,699,554
Industrias CH SAB, Series B (a)	806,209	3,586,114
Inmuebles Carso SAB de CV (a)(b)	471,456	353,261
Promotora y Operadora de Infraestructura SAB de CV (a)	750,109	3,520,946
TV Azteca SAB de CV (b)	6,949,258	4,627,352
Urbi Desarrollos Urbanos SA de CV (a)(b)	695,184	663,811

		27,964,940

MOROCCO — 0.1%
Alliances Developpement Immobilier SA	1,513	123,193
Holcim Maroc SA	696	155,644
Samir (a)	5,924	329,492

		608,329

NETHERLANDS — 0.0% (e)
AmRest Holdings SE (a)	10,204	235,432

PERU — 1.4%
Alicorp SA	1,124,098	2,953,157
Casa Grande SAA	63,216	308,428
Edegel SAA	1,142,666	797,658
Ferreyros SA	1,833,546	1,568,957
Grana y Montero SA	864,808	2,677,675
Luz del Sur SAA	233,695	615,702
Refineria La Pampilla SA Relapasa	1,075,509	250,259
Volcan Compania Minera SAA (Class B)	2,105,088	2,370,150

		11,541,986

PHILIPPINES — 1.9%
Belle Corp. (a)	2,616,000	325,952
Cebu Air, Inc. (a)	491,690	804,021
First Gen Corp. (a)	492,500	206,421
First Philippine Holdings Corp.	413,880	742,597
GMA Holdings, Inc.	5,430,800	1,353,350
Manila Water Co., Inc.	492,500	286,956
Megaworld Corp.	80,629,000	4,190,756
Metro Pacific Investments Corp.	11,446,750	1,132,858
Philex Mining Corp.	1,022,600	578,830
Philex Petroleum Corp. (a)	627,600	687,403
Philippine National Bank (a)	313,250	537,510
Rizal Commercial Banking Corp.	647,400	674,519
Robinsons Land Corp.	591,000	244,339
Semirara Mining Corp.	251,750	1,303,711
SM Development Corp.	3,243,920	473,481
Union Bank of Philippines	137,010	325,169
Universal Robina Corp.	1,493,150	2,230,777

		16,098,650

POLAND — 2.1%
Agora SA	159,532	500,972
Asseco Poland SA	193,691	2,832,266
Bank Millennium SA (a)	1,261,240	1,394,533
Boryszew SA (a)	723,308	130,041
Ciech SA (a)	80,997	503,122
Cyfrowy Polsat SA (a)	216,891	948,853
Echo Investment SA (a)	440,818	478,159
Emperia Holding SA	30,180	456,684
Eurocash SA	118,824	1,459,798
Get Bank SA (a)	869,151	466,179
Globe Trade Centre SA (a)	291,122	555,673
Grupa Lotos SA (a)	110,864	926,829
LPP SA	1,560	1,514,751
Lubelski Wegiel Bogdanka SA	61,223	2,238,099
Netia SA (a)	966,547	1,708,755
Orbis SA (a)	51,495	624,612
Polimex- Mostostal SA	1,311,904	294,828
TVN SA	339,455	890,010

		17,924,164

RUSSIA — 0.9%
AK Transneft OAO Preference Shares	795	1,157,888
Cherkizovo Group OJSC, GDR (a)	5,891	62,739
DIXY Group OJSC (a)	25,512	248,487
Integra Group Holdings GDR (a)	683,824	860,251
M Video OJSC	35,716	244,509
Novorossiysk Commercial Sea Trade Port PJSC GDR (a)	52,363	329,625
PIK Group GDR (a)	507,647	1,137,129
TransContainer OAO, GDR	62,859	722,878
Vsmpo-Avisma Corp.	17,500	2,676,782
WGC-3 OJSC (a)	14,744,149	457,998

		7,898,286

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 0.1%
Yanlord Land Group, Ltd. (a)(b)	1,095,000	$1,058,869

SOUTH AFRICA — 9.5%
Adcock Ingram Holdings, Ltd. (b)	212,550	1,560,632
AECI, Ltd.	140,793	1,372,897
Afgri, Ltd.	2,389,064	1,694,268
Aquarius Platinum, Ltd. (b)	959,335	687,032
Aveng, Ltd. (b)	818,172	3,581,409
AVI, Ltd.	399,978	2,445,302
Barloworld, Ltd.	343,834	3,405,338
Capital Property Fund (b)	2,548,571	3,116,184
Clicks Group, Ltd. (b)	457,701	3,008,061
Coronation Fund Managers, Ltd.	1,456,375	4,927,297
DataTec, Ltd.	943,677	5,394,253
Grindrod, Ltd. (b)	1,642,762	2,711,657
Hosken Consolidated Investments, Ltd.	245,793	2,641,707
Illovo Sugar, Ltd.	247,978	856,560
Investec, Ltd.	269,400	1,581,451
JD Group, Ltd. (b)	639,401	3,361,771
JSE, Ltd. (b)	483,799	4,436,032
Lewis Group, Ltd. (b)	578,830	4,975,454
Merafe Resources, Ltd. (a)	7,625,025	745,860
Mondi, Ltd.	192,304	1,635,354
Mpact, Ltd.	212,685	448,333
Murray & Roberts Holdings, Ltd. (a)(b)	602,000	1,818,844
Northam Platinum, Ltd. (b)	848,995	2,413,540
Pick’ n Pay Holdings, Ltd.	284,684	661,368
Pretoria Portland Cement Co., Ltd.	437,398	1,430,629
Resilient Property Income Fund, Ltd.	89,795	472,114
Reunert, Ltd.	594,957	4,946,760
SA Corporate Real Estate Fund	8,356,575	3,484,248
Sappi, Ltd. (a)(b)	748,919	2,513,643
Sun International, Ltd.	156,666	1,711,574
Super Group, Ltd. (a)	147,783	275,382
Tongaat Hulett, Ltd.	137,908	2,109,637
Wilson Bayly Holmes-Ovcon, Ltd.	169,941	2,685,477

		79,110,068

TAIWAN — 29.1%
A-DATA Technology Co., Ltd. (a)	414,000	526,418
Ability Enterprise Co., Ltd.	693,000	630,738
Accton Technology Corp.	1,555,341	879,547
Action Electronics Co., Ltd.	2,089,981	542,689
Adlink Technology, Inc.	476,150	571,985
Advanced Ceramic X Corp.	202,642	604,841
Advanced International Multitech Co., Ltd.	432,000	534,850
Advanced Wireless Semiconductor Co.	427,746	460,881
Advantech Co., Ltd.	610,200	2,013,241
AGV Products Corp. (a)	2,139,926	698,152
Airtac International Group (a)	95,000	540,405
Alcor Micro Corp.	417,000	677,442
Alpha Networks, Inc.	1,128,348	838,191
Altek Corp.	1,009,309	641,689
AmTRAN Technology Co., Ltd.	1,595,717	1,281,486
Anpec Electronics Corp.	524,000	373,472
Apex Biotechnology Corp.	574,484	1,424,436
Arcadyan Technology Corp.	253,718	290,352
Asia Optical Co., Inc. (a)	428,540	458,868
Asia Polymer	627,157	661,049
Asrock, Inc.	192,000	748,469
Aten International Co., Ltd.	266,000	480,642
Bank of Kaohsiung	1,992,680	560,097
Basso Industry Corp. (a)	688,000	527,194
BES Engineering Corp.	3,492,356	837,885
Biostar Microtech International Corp.	983,000	495,036
Cameo Communications, Inc.	1,635,191	418,578
Capital Securities Corp.	3,136,730	1,043,303
Career Technology Co., Ltd.	495,726	802,019
Cathay No. 1 REIT	1,151,000	641,263
Cathay Real Estate Development Co., Ltd.	2,600,904	1,174,911
Chang Wah Electromaterials, Inc.	229,001	501,143
Charoen Pokphand Enterprise	1,341,798	592,663
Chaun-Choung Technology Corp.	460,000	396,353
Cheng Loong Corp.	2,355,128	886,572
Cheng Uei Precision Industry Co., Ltd.	631,603	1,244,819
Chicony Electronics Co., Ltd.	828,259	1,518,775
Chien Kuo Construction Co., Ltd.	1,663,501	754,239
Chin-Poon Industrial Co.	1,107,000	1,029,767
China Bills Finance Corp.	3,964,394	1,671,453
China Chemical & Pharmaceutical Co., Ltd.	950,000	570,604
China Manmade Fibers Corp. (a)	2,799,904	848,825
China Motor Corp.	1,114,000	1,006,458
China Steel Chemical Corp.	386,000	1,750,142
China Synthetic Rubber Corp.	1,198,452	1,114,839
Chipbond Technology Corp.	1,015,000	1,356,843
Chong Hong Construction Co., Ltd.	458,042	991,645
Chroma ATE, Inc.	598,680	1,356,220
Chung Hung Steel Corp.	1,002,239	270,975
Chunghwa Picture Tubes, Ltd. (a)	2,274,628	82,963
Clevo Co.	986,053	1,415,482
CMC Magnetics Corp. (a)	4,232,719	725,164
Compal Communications, Inc.	427,000	446,503
Coretronic Corp.	654,420	607,668
CTCI Corp.	1,000,000	1,860,465
CyberTAN Technology, Inc.	1,005,210	771,945
D-Link Corp.	1,732,904	1,104,628
Danen Technology Corp.	411,816	217,724
Dimerco Express Taiwan Corp.	689,081	431,180
Dynamic Electronics Co., Ltd.	1,030,585	344,850
Dynapack International Technology Corp.	123,000	666,756
Elan Microelectronics Corp. (a)	830,899	1,219,171
Elite Material Co., Ltd.	695,782	647,239
Elite Semiconductor Memory Technology, Inc. (a)	682,674	587,075
ENG Electric Co., Ltd. (a)	245,982	430,479
Entie Commercial Bank	512,000	227,004
Entire Technology Co., Ltd.	223,942	393,407
Episil Technologies, Inc. (a)	1,195,000	405,864
Epistar Corp.	1,280,000	2,805,421
Eternal Chemical Co., Ltd.	1,332,990	996,899
Everlight Chemical Industrial Corp.	653,800	400,353
Everlight Electronics Co., Ltd.	816,503	1,385,200
Excelsior Medical Co., Ltd.	243,328	483,643
Far Eastern International Bank	3,591,789	1,364,123

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Faraday Technology Corp.	882,976	$1,214,332
Farglory Land Development Co., Ltd.	243,000	427,700
Feng Hsin Iron & Steel Co., Ltd.	777,270	1,300,435
Feng TAY Enterprise Co., Ltd. (a)	630,000	609,235
First Insurance Co., Ltd.	1,726,178	696,016
FLEXium Interconnect, Inc.	377,849	1,517,212
Forhouse Corp.	938,576	513,492
Formosa Epitaxy, Inc. (a)	797,000	592,050
Formosa International Hotels Corp.	44,000	466,722
Formosa Taffeta Co., Ltd.	1,525,000	1,367,576
Formosan Rubber Group, Inc.	1,142,124	752,881
Formosan Union Chemical	1,972,000	1,332,923
Froch Enterprise Co., Ltd. (a)	1,398,000	470,132
FSP Technology, Inc.	644,184	611,096
Gallant Precision Machining Co., Ltd.	752,000	214,893
Gemtek Technology Corp.	737,234	656,196
Genius Electronic Optical Co., Ltd.	58,060	458,496
Genmont Biotech, Inc.	216,000	284,049
GeoVision, Inc.	198,743	768,105
Giant Manufacturing Co., Ltd.	617,994	2,843,372
Gigabyte Technology Co., Ltd.	526,000	500,743
Gigastorage Corp.	785,114	656,779
Gintech Energy Corp.	777,806	935,658
Global Unichip Corp.	201,669	701,809
Gloria Material Technology Corp. (a)	615,736	554,235
Goldsun Development & Construction Co., Ltd.	2,661,041	939,400
Grand Pacific Petrochemical	2,284,000	1,001,185
Grape King, Inc.	452,000	846,980
Great Wall Enterprise Co.	1,267,353	1,185,294
GTM Corp.	1,178,000	476,955
HannStar Display Corp. (a)	5,634,474	395,931
Hey Song Corp.	1,403,694	1,766,066
Highwealth Construction Corp.	1,033,000	1,610,768
Himax Technologies, Inc. ADR	521,464	977,745
Ho Tung Chemical Corp. (a)	2,232,510	1,232,605
Hong TAI Electric Industrial	1,534,000	479,936
Huaku Development Co., Ltd. (a)	451,236	1,091,663
Huang Hsiang Construction Co.	450,484	883,332
I-Sheng Electric Wire & Cable Co., Ltd.	638,000	945,739
Ibase Technology, Inc.	417,699	570,257
Inventec Co., Ltd.	4,292,775	1,383,283
ITE Technology, Inc.	485,000	426,819
J Touch Corp.	254,121	246,170
Jess-Link Products Co., Ltd. (a)	476,974	452,475
Jih Sun Financial Holdings Co., Ltd.	2,041,113	580,541
Kaori Heat Treatment Co., Ltd.	440,000	500,586
KEE TAI Properties Co., Ltd.	1,785,076	919,865
Kenda Rubber Industrial Co., Ltd.	744,649	858,396
King Yuan Electronics Co., Ltd. (a)	2,424,656	1,139,917
King’s Town Bank (a)	2,203,000	1,286,343
Kinpo Electronics	3,039,371	659,030
Kinsus Interconnect Technology Corp.	377,030	1,026,945
Kuoyang Construction Co., Ltd. (a)	1,150,000	473,314
KYE Systems Corp.	686,000	236,433
Laser Tek Taiwan Co., Ltd.	622,266	538,249
LCY Chemical Corp.	1,102,939	1,756,731
Lien Hwa Industrial Corp.	1,686,651	1,021,529
Lingsen Precision Industries, Ltd.	1,583,694	861,135
Long Bon International Co., Ltd.	1,347,000	545,381
Longwell Co.	689,000	705,484
Lumax International Corp., Ltd.	327,599	710,337
Lung Yen Life Service Corp.	316,000	904,066
Macronix International Co., Ltd.	6,095,656	1,911,203
Makalot Industrial Co., Ltd.	496,000	1,435,637
Masterlink Securities Corp. (a)	2,113,472	632,945
Mayer Steel Pipe Corp.	1,654,234	658,705
Mercuries & Associates, Ltd. (a)	630,053	469,087
Merida Industry Co., Ltd.	293,000	1,058,859
Micro-Star International Co., Ltd.	1,361,000	710,443
Microbio Co., Ltd.	517,481	638,085
Mildef Crete, Inc.	257,706	429,438
Mirle Automation Corp.	1,034,170	738,816
Mitac International Corp.	2,202,999	732,736
Mosel Vitelic, Inc. (a)	1,310,000	139,394
Motech Industries, Inc.	682,885	936,867
Nan Kang Rubber Tire Co., Ltd.	1,021,227	1,418,134
Nantex Industry Co., Ltd.	937,550	836,062
Neo Solar Power Corp. (a)	661,064	515,402
Newmax Technology Co., Ltd.	123,232	188,033
Nien Hsing Textile Co., Ltd. (a)	639,910	417,542
Novatek Microelectronics Corp.	958,572	2,931,687
Oriental Union Chemical Corp.	1,155,000	1,387,469
Pan-International Industrial Co., Ltd.	707,388	688,807
PC Home Online	203,132	1,141,917
Phison Electronics Corp.	216,837	1,741,371
Phytohealth Corp. (a)	418,000	567,870
PixArt Imaging, Inc.	206,991	592,194
Portwell, Inc.	649,000	647,154
Powerchip Technology Corp. (a)	2,243,280	41,285
Powercom Co., Ltd.	195,290	96,714
Powertech Industrial Co., Ltd.	448,000	363,527
Powertech Technology, Inc.	787,000	1,519,488
President Securities Corp.	1,824,127	909,469
Prime Electronics Satellitics, Inc. (a)	838,946	691,987
Prince Housing Development Corp.	1,800,190	1,204,745
Promate Electronic Co., Ltd.	988,000	795,095
Qisda Corp.	2,883,641	672,544
Radiant Opto-Electronics Corp. (a)	738,620	3,707,311
Radium Life Tech Co., Ltd.	1,211,993	857,743
Realtek Semiconductor Corp.	853,793	1,545,598
RichTek Technology Corp.	193,477	1,132,959
Ritek Corp. (a)	5,577,596	793,200
Ruentex Development Co., Ltd.	1,138,071	1,736,525
Ruentex Industries, Ltd.	969,767	1,596,538
Sampo Corp.	3,319,527	997,469
San Fang Chemical Industry Co., Ltd.	523,110	411,346
Sanyang Industry Co., Ltd.	2,112,945	1,364,559
ScinoPharm Taiwan, Ltd.	354,000	647,944
Senao International Co., Ltd.	242,911	829,076
Sercomm Corp.	666,000	993,930
Shih Wei Navigation Co., Ltd.	845,968	764,301
Shinkong Insurance Co., Ltd.	940,841	626,493
Shinkong Synthetic Fibers Corp.	3,251,796	930,328
Sigurd Microelectronics Corp. (a)	1,259,694	946,298
Silicon Integrated Systems Corp.	1,220,000	404,966
Silicon Motion Technology Corp. ADR (a)(b)	66,126	933,038
Simplo Technology Co., Ltd.	436,481	2,972,190
Sinbon Electronics Co., Ltd.	863,000	681,506
Sinmag Bakery Machine Corp.	190,400	770,902

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Sino-American Silicon Products, Inc.	631,058	$979,792
Sinon Corp.	2,186,662	962,175
Sinphar Pharmaceutical Co., Ltd.	587,136	468,569
Sintek Photronic Corp. (a)	1,449,000	640,013
Sinyi Realty Co. (a)	766,071	1,086,880
Soft-World International Corp.	234,848	619,241
Solar Applied Materials Technology Corp.	549,195	740,591
Solartech Energy Corp.	484,091	466,516
Southeast Cement Co., Ltd.	1,616,000	638,073
Springsoft, Inc.	701,968	924,291
St. Shine Optical Co., Ltd.	143,000	1,588,623
Standard Foods Corp.	511,812	1,464,277
Sunonwealth Electric Machine Industry Co., Ltd. (a)	694,000	489,992
Sunrex Technology Corp.	624,000	306,937
Systex Corp. (a)	709,000	721,218
T JOIN Transportation Co.	1,070,000	1,181,529
TA Chen Stainless Pipe (a)	512,000	276,687
Ta Chong Bank Co., Ltd. (a)	3,135,988	965,404
Ta Ya Electric Wire & Cable	2,471,650	599,614
Taichung Commercial Bank (a)	3,179,935	997,022
Taiflex Scientific Co., Ltd.	505,725	741,200
Tainan Enterprises Co., Ltd.	457,000	451,113
Tainan Spinning Co., Ltd.	2,340,570	982,906
Taisun Enterprise Co., Ltd.	1,630,631	821,181
Taiwan Acceptance Corp.	591,000	1,303,226
Taiwan Business Bank (a)	5,821,558	1,675,268
Taiwan Cogeneration Corp.	1,874,469	1,210,549
Taiwan Fire & Marine Insurance Co. (a)	889,004	603,874
Taiwan Hon Chuan Enterprise Co., Ltd.	496,027	1,108,737
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	692,229	284,906
Taiwan Land Development Corp. (a)	2,206,994	856,655
Taiwan Life Insurance Co., Ltd.	590,684	327,115
Taiwan Mask Corp. (a)	1,539,800	569,342
Taiwan Secom Co., Ltd.	534,726	1,161,242
Taiwan Surface Mounting Technology Co., Ltd.	458,632	922,328
Taiyen Biotech Co., Ltd.	1,415,000	1,027,455
Tatung Co., Ltd. (a)	4,271,691	909,083
Teco Electric & Machinery Co., Ltd. (a)	3,388,838	2,188,542
Test-Rite International Co.	712,000	484,832
Thye Ming Industrial Co., Ltd.	857,164	754,339
Tong Hsing Electronic Industries, Ltd. (a)	245,327	789,709
Tong Yang Industry Co., Ltd.	882,761	850,712
Topco Scientific Co., Ltd.	494,647	842,481
Topoint Technology Co., Ltd.	703,495	397,827
Transcend Information, Inc.	450,484	1,243,598
Tripod Technology Corp.	858,353	2,412,637
TSRC Corp.	1,044,700	2,562,373
TTY Biopharm Co., Ltd.	265,790	1,022,782
Tung Ho Steel Enterprise Corp.	1,366,258	1,325,798
Tung Thih Electronic Co., Ltd.	257,283	535,486
TXC Corp.	710,120	1,019,379
TYC Brother Industrial Co., Ltd. (a)	1,029,251	411,563
Tycoons Group Enterprise (a)	2,544,174	425,661
U-Ming Marine Transport Corp.	836,000	1,328,760
Unity Opto Technology Co., Ltd.	690,307	686,034
Universal Cement Corp.	1,337,800	581,944
Unizyx Holding Corp.	1,584,694	808,653
UPC Technology Corp.	1,839,000	990,728
USI Corp.	1,645,494	1,472,878
Ve Wong Corp.	734,604	478,101
Via Technologies, Inc. (a)	1,430,062	528,766
Visual Photonics Epitaxy Co., Ltd.	535,602	836,962
Wafer Works Corp.	441,045	303,278
Wah Hong Industrial Corp.	252,446	391,530
Walsin Lihwa Corp.	5,413,000	1,494,303
Wan Hai Lines, Ltd.	2,024,320	988,960
Waterland Financial Holdings Co., Ltd.	4,403,173	1,480,739
Wei Chuan Food Corp.	854,899	861,049
Weikeng Industrial Co., Ltd.	916,628	748,393
Winbond Electronics Corp. (a)	6,061,730	908,702
Wintek Corp.	2,206,859	1,203,674
Wistron NeWeb Corp.	472,509	967,628
WUS Printed Circuit Co., Ltd. (a)	1,195,000	563,811
Yageo Corp.	2,288,000	669,136
Yang Ming Marine Transport Corp.	2,280,788	1,018,856
Yieh Phui Enterprise Co., Ltd.	2,703,419	821,383
Young Fast Optoelectronics Co., Ltd.	243,959	551,836
Young Optics, Inc.	212,242	738,604
Yuen Foong Yu Paper Manufacturing Co., Ltd.	3,461,941	1,430,650
Yungtay Engineering Co., Ltd. (a)	838,000	1,402,041
Zenitron Corp.	901,348	669,564
Zhen Ding Technology Holding, Ltd. (a)	200,000	626,401
Zinwell Corp.	679,674	724,364

		242,470,694

THAILAND — 4.3%
Airports of Thailand PCL	415,100	780,926
Bangkok Chain Hospital PCL, NVDR	1,348,200	409,639
Bangkok Expressway PCL, NVDR	1,348,200	1,031,526
BEC World PCL	528,870	840,930
Big C Supercenter PCL	122,600	822,223
Bumrungrad Hospital PCL	555,000	1,223,237
Cal-Comp Electronics Thailand PCL	28,162,390	2,287,751
Dynasty Ceramic PCL	330,000	532,509
Electricity Generating PCL, NVDR	403,600	1,461,398
Hana Microelectronics PCL	5,559,184	3,343,212
Home Product Center PCL, NVDR	2,623,186	1,040,685
Minor International PCL	6,812,111	3,067,166
Precious Shipping PCL	771,700	349,889
Pruksa Real Estate PCL	897,500	443,663
Pruksa Real Estate PCL, NVDR	1,279,900	632,696
Robinson Department Store PCL, NVDR	769,500	1,502,173
Siam City Cement PCL, NVDR	105,000	1,084,383
Siam Global House PCL, NVDR	306,780	104,321
Siam Makro PCL, NVDR	111,300	1,247,569
Sri Trang Agro-Industry PCL, NVDR	946,900	420,381
Thai Airways International PCL, NVDR (a)	766,400	521,229
Thai Stanley Electric PCL, NVDR	94,000	571,222
Thai Tap Water Supply PCL	3,232,000	666,549
Thai Union Frozen Products PCL	875,383	1,977,605

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Thai Vegetable Oil PCL, NVDR	629,500	$432,087
Thanachart Capital PCL	5,079,264	4,597,885
Thoresen Thai Agencies PCL	3,009,966	1,516,356
Tisco Financial Group PCL	548,830	673,941
True Corp. PCL (a)	5,653,700	683,571
True Corp. PCL, NVDR (a)	9,595,928	1,160,213
Vanachai Group PCL, NVDR	1,278,100	156,945
Vinythai PCL, NVDR	1,103,600	628,941

		36,212,821

TURKEY — 3.2%
Adana Cimento Sanayii TAS	76,731	142,118
Akfen Holding AS (a)	94,978	489,409
Akmerkez Gayrimenkul Yatirim Ortakligi AS	70,575	755,032
Albaraka Turk Katilim Bankasi (a)	3,531,858	2,167,503
Asya Katilim Bankasi AS (a)	1,612,683	1,613,842
Aygaz AS	238,426	999,209
Bursa Cimento Fabrikasi AS	75,886	199,711
Dogan Sirketler Grubu Holdings AS (a)	2,112,239	934,257
Dogan Yayin Holding AS (a)	1,853,465	686,582
GSD Holding (a)	952,952	389,885
Ihlas Holding (a)	1,432,466	918,704
Is Finansal Kiralama AS (a)	386,138	187,871
Ittifak Holding AS (a)	178,502	525,035
Izmir Demir Celik Sanayi AS (a)	107,739	315,706
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	3,560,312	1,968,437
Metro Ticari ve Mali Yatirimlar Holding AS (a)	368,727	116,202
NET Holding AS (a)	395,384	347,576
Petkim Petrokimya Holding AS (b)	2,415,744	2,697,961
Sekerbank TAS (a)	2,049,796	1,155,964
Sinpas Gayrimenkul Yatirim Ortakligi AS (b)	852,345	584,347
TAV Havalimanlari Holding AS	329,241	1,769,350
Tekfen Holding AS	288,550	1,056,118
Tofas Turk Otomobil Fabrikasi AS	192,993	825,878
Torunlar Gayrimenkul Yatirim Ortakligi AS	175,867	538,676
Turk Hava Yollari Anonim Ortakligi (a)	821,332	1,444,040
Turk Sise ve Cam Fabrikalari AS	489,640	801,313
Turkiye Sinai Kalkinma Bankasi AS	1,244,364	1,265,898
Ulker Biskuvi Sanayi AS	383,084	1,469,897

		26,366,521

UNITED ARAB EMIRATES — 0.0% (e)
Exillon Energy PLC (a)	153,278	246,419

TOTAL COMMON STOCKS —
(Cost $1,002,834,616)		827,099,926

PREFERRED STOCK — 0.2%
BRAZIL — 0.2%
Centrais Eletricas de Santa Catarina SA Preference Shares (Cost $1,430,300)	66,378	1,334,828

WARRANT — 0.0% (e)
MALAYSIA — 0.0% (e)
Dialog Group Bhd (expiring 11/30/16) (a) (Cost $0)	194,760	36,493

SHORT TERM INVESTMENTS — 4.6%
UNITED STATES — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	35,221,997	35,221,997
State Street Institutional Liquid Reserves Fund 0.20% (g)(h)	2,789,305	2,789,305

TOTAL SHORT TERM INVESTMENTS —
(Cost $38,011,302)		38,011,302

TOTAL INVESTMENTS — 104.0%
(Cost $1,042,276,218)		866,482,549
OTHER ASSETS & LIABILITIES — (4.0)%		(32,978,021)

NET ASSETS — 100.0%		$833,504,528

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2012.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	8.9%
Food Products	6.6
Semiconductors & Semiconductor Equipment	5.2
Chemicals	4.5
Electronic Equipment, Instruments & Components	4.3
Commercial Banks	3.8
Metals & Mining	3.7
Construction & Engineering	3.5
Computers & Peripherals	3.2
Machinery	3.0
Pharmaceuticals	2.9
Transportation Infrastructure	2.7
Electrical Equipment	2.4
Industrial Conglomerates	2.3
Capital Markets	2.2
Textiles, Apparel & Luxury Goods	2.2
Diversified Financial Services	2.1
Media	2.1
Household Durables	2.0
Hotels, Restaurants & Leisure	1.9
Construction Materials	1.9
Auto Components	1.7
Food & Staples Retailing	1.6
Communications Equipment	1.5
Oil, Gas & Consumable Fuels	1.4
Marine	1.3
Specialty Retail	1.2
Independent Power Producers & Energy Traders	1.1
Real Estate Investment Trusts	1.1
IT Services	1.0
Paper & Forest Products	1.0
Automobiles	0.9
Software	0.9
Beverages	0.9
Multiline Retail	0.9
Leisure Equipment & Products	0.9
Trading Companies & Distributors	0.8
Electric Utilities	0.8
Health Care Equipment & Supplies	0.7
Diversified Telecommunication Services	0.7
Commercial Services & Supplies	0.6
Health Care Providers & Services	0.6
Airlines	0.6
Tobacco	0.5
Personal Products	0.5
Insurance	0.5
Diversified Consumer Services	0.4
Energy Equipment & Services	0.4
Water Utilities	0.4
Containers & Packaging	0.4
Wireless Telecommunication Services	0.3
Biotechnology	0.3
Internet Software & Services	0.3
Building Products	0.3
Consumer Finance	0.2
Air Freight & Logistics	0.2
Household Products	0.2
Gas Utilities	0.2
Office Electronics	0.2
Distributors	0.1
Road & Rail	0.1
Thrifts & Mortgage Finance	0.1
Professional Services	0.1
Internet & Catalog Retail	0.1
Short Term Investments	4.6
Other Assets & Liabilities	(4.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components, representing 0.01% of net assets, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets and Bakrie and Brothers Tbk PT, which was Level 3 and part of the Industrial Conglomerates Industry, representing 0.06% of net assets and Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.02% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 7.9%
Abacus Property Group	180,993	$378,475
Astro Japan Property Group	38,224	112,843
Bunnings Warehouse Property Trust (a)(b)	256,557	490,465
CFS Retail Property Trust (a)	1,040,454	2,069,044
Charter Hall Retail REIT (a)	154,446	524,022
Commonwealth Property Office Fund (a)	1,521,283	1,582,782
Dexus Property Group	2,993,891	2,854,066
Goodman Group	960,840	3,614,617
GPT Group	1,018,287	3,434,087
Investa Office Fund	381,344	1,059,330
Westfield Group	1,316,439	12,819,452
Westfield Retail Trust	1,785,767	5,216,927

		34,156,110

AUSTRIA — 0.7%
Atrium European Real Estate, Ltd.	116,476	546,764
CA Immobilien Anlagen AG (b)	44,978	449,614
IMMOFINANZ AG (b)	672,862	2,139,008

		3,135,386

BELGIUM — 0.4%
Befimmo Sicafi S.C.A.	9,165	522,341
Cofinimmo	9,156	1,022,277

		1,544,618

CANADA — 5.4%
Artis REIT	30,712	494,067
Boardwalk REIT	14,562	837,195
Brookfield Asset Management, Inc. (Class A)	346,364	11,453,166
Brookfield Office Properties, Inc. (a)	160,835	2,801,746
Calloway REIT	32,610	895,659
Canadian Apartment Properties REIT	25,797	601,749
Canadian REIT	20,454	815,793
Chartwell Seniors Housing REIT	44,018	418,828
First Capital Realty, Inc. (a)	41,402	745,232
H&R REIT	55,079	1,323,690
Primaris Retail REIT	24,499	566,184
RioCan REIT	86,701	2,355,798

		23,309,107

CHINA — 1.4%
Hongkong Land Holdings, Ltd. (a)	767,000	4,379,570
Kerry Properties, Ltd.	383,135	1,632,443

		6,012,013

FRANCE — 3.6%
Fonciere Des Regions	17,254	1,240,200
Gecina SA (a)	12,991	1,158,158
Klepierre	61,319	2,015,457
Mercialys SA	19,006	354,317
SILIC (a)	5,826	552,515
Unibail-Rodamco SE	56,569	10,416,568

		15,737,215

GERMANY — 0.0% (c)
IVG Immobilien AG (a)(b)	91,554	181,948

HONG KONG — 4.0%
Champion REIT	963,462	398,707
Hang Lung Group, Ltd.	526,996	3,230,520
Hang Lung Properties, Ltd.	1,381,018	4,664,609
Hysan Development Co., Ltd.	377,639	1,426,458
Prosperity REIT	691,000	157,676
The Link REIT	1,403,013	5,724,664
Wheelock & Co., Ltd.	514,016	1,934,970

		17,537,604

ITALY — 0.1%
Beni Stabili SpA	510,649	221,629

JAPAN — 7.9%
Aeon Mall Co., Ltd.	49,500	1,046,579
Daibiru Corp.	35,700	271,139
Daiwa Office Investment Corp.	159	418,673
Frontier Real Estate Investment Corp. (a)	109	874,295
Fukuoka REIT Corp.	66	454,117
Global One Real Estate Investment Co., Ltd.	60	388,771
Hankyu REIT, Inc.	52	235,268
Heiwa Real Estate Co., Ltd.	111,000	257,363
Hulic Co., Ltd. (a)(b)	174,700	956,810
Japan Excellent, Inc. (a)	106	527,409
Japan Prime Realty Investment Corp. (a)	444	1,247,585
Japan Real Estate Investment Corp.	337	3,087,442
Japan Retail Fund Investment Corp. (a)	1,162	1,842,248
Kenedix Realty Investment Corp.	178	573,999
Mitsui Fudosan Co., Ltd.	546,000	10,469,733
Mori Hills REIT Investment Corp.	113	487,179
Mori Trust Sogo REIT, Inc. (a)	107	937,373
Nippon Building Fund, Inc. (a)	359	3,468,969
Nomura Real Estate Office Fund, Inc. (a)	180	1,014,037
NTT Urban Development Corp.	675	541,421
Orix JREIT, Inc.	175	785,186
Premier Investment Corp.	120	420,955
Tokyu Land Corp. (a)	284,000	1,395,263
Tokyu REIT, Inc. (a)	105	514,538
Top REIT, Inc.	96	536,007
United Urban Investment Corp.	1,299	1,398,472

		34,150,831

NETHERLANDS — 0.9%
Corio NV (a)	37,770	1,659,886
Eurocommercial Properties NV	20,299	701,972
VastNed Retail NV	11,802	460,328
Wereldhave NV	13,464	864,064

		3,686,250

NEW ZEALAND — 0.3%
AMP NZ Office Trust	414,480	311,484
Argosy Property, Ltd.	356,047	250,401
Goodman Property Trust	506,254	404,867
Kiwi Income Property Trust	603,040	506,505

		1,473,257

SINGAPORE — 3.3%
Ascendas REIT	1,043,969	1,771,814
Cambridge Industrial Trust	683,907	307,726
CapitaCommercial Trust (a)	1,194,682	1,192,984

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

CapitaLand, Ltd.	1,571,500	$3,349,424
CapitaMall Trust	1,316,860	1,985,477
Frasers Commercial Trust	305,412	241,089
Global Logistic Properties, Ltd. (b)	1,398,000	2,306,457
Guocoland, Ltd. (a)	204,999	262,964
Mapletree Logistics Trust	796,240	615,973
Singapore Land, Ltd.	66,000	291,759
Starhill Global REIT	730,524	383,485
Suntec REIT (a)	1,306,274	1,392,067
United Industrial Corp., Ltd.	155,000	313,230

		14,414,449

SOUTH AFRICA — 0.5%
Capital Property Fund	798,394	976,211
Fountainhead Property Trust	722,082	653,348
SA Corporate Real Estate Fund	611,370	254,909
Sycom Property Fund	76,493	228,679

		2,113,147

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	178	0

SWEDEN — 0.8%
Castellum AB	106,822	1,292,252
Fabege AB	88,950	697,177
Great Portland Estates PLC	194,182	1,198,158
Kungsleden AB	85,873	435,436

		3,623,023

SWITZERLAND — 1.1%
PSP Swiss Property AG (b)	24,140	2,133,451
Swiss Prime Site AG (b)	33,765	2,823,560

		4,957,011

UNITED KINGDOM — 5.1%
Big Yellow Group PLC	75,430	343,094
British Land Co. PLC	548,657	4,393,063
Capital & Counties Properties PLC	425,395	1,398,474
Capital Shopping Centres Group PLC	427,319	2,158,136
Derwent London PLC	62,505	1,816,607
Grainger PLC	208,376	297,413
Hammerson PLC	439,428	3,052,560
Land Securities Group PLC	484,528	5,612,291
Segro PLC	460,601	1,569,840
Shaftesbury PLC	155,237	1,252,712
Workspace Group PLC	65,898	241,340

		22,135,530

UNITED STATES — 56.2%
Acadia Realty Trust (a)	27,085	627,830
Alexandria Real Estate Equities, Inc.	38,440	2,795,357
American Campus Communities, Inc.	46,350	2,084,823
Apartment Investment & Management Co. (Class A) (a)	75,007	2,027,439
Ashford Hospitality Trust, Inc. (a)	42,248	356,151
AvalonBay Communities, Inc.	58,974	8,343,642
BioMed Realty Trust, Inc.	95,263	1,779,513
Boston Properties, Inc. (a)	92,375	10,010,679
Brandywine Realty Trust (a)	88,950	1,097,643
BRE Properties, Inc.	47,923	2,397,108
Camden Property Trust	49,875	3,375,041
CBL & Associates Properties, Inc. (a)	92,047	1,798,598
Cedar Shopping Centers, Inc. (a)	33,815	170,766
Colonial Properties Trust	54,119	1,198,195
CommonWealth REIT	51,935	992,997
Corporate Office Properties Trust (a)	44,681	1,050,450
Cousins Properties, Inc.	52,161	404,248
CubeSmart	70,789	826,108
DCT Industrial Trust, Inc. (a)	152,566	961,166
DDR Corp. (a)	143,742	2,104,383
DiamondRock Hospitality Co.	104,530	1,066,206
Digital Realty Trust, Inc.	68,372	5,132,686
Douglas Emmett, Inc.	86,729	2,003,440
Duke Realty Corp.	165,484	2,422,686
DuPont Fabros Technology, Inc.	39,231	1,120,437
EastGroup Properties, Inc.	17,497	932,590
Education Realty Trust, Inc.	58,065	643,360
Equity Lifestyle Properties, Inc.	25,671	1,770,529
Equity One, Inc. (a)	38,484	815,861
Equity Residential	186,318	11,618,791
Essex Property Trust, Inc. (a)	21,804	3,356,072
Extra Space Storage, Inc.	64,529	1,974,587
Federal Realty Investment Trust	39,525	4,114,157
FelCor Lodging Trust, Inc. (b)	77,336	363,479
First Industrial Realty Trust, Inc. (b)	50,800	641,096
First Potomac Realty Trust (a)	31,833	374,674
Forest City Enterprises, Inc. (Class A) (b)	82,168	1,199,653
Franklin Street Properties Corp.	47,020	497,472
General Growth Properties, Inc.	238,522	4,314,863
Glimcher Realty Trust	86,600	885,052
HCP, Inc.	260,096	11,483,238
Health Care REIT, Inc.	132,431	7,720,727
Healthcare Realty Trust, Inc.	48,285	1,151,114
Hersha Hospitality Trust (a)	108,858	574,770
Highwoods Properties, Inc. (a)	45,800	1,541,170
Home Properties, Inc.	29,954	1,837,977
Hospitality Properties Trust	76,610	1,897,630
Host Hotels & Resorts, Inc.	445,414	7,046,450
Inland Real Estate Corp. (a)	47,887	401,293
Kilroy Realty Corp. (a)	42,465	2,055,731
Kimco Realty Corp.	252,002	4,795,598
Kite Realty Group Trust	38,708	193,153
LaSalle Hotel Properties	52,867	1,540,544
Liberty Property Trust (a)	72,521	2,671,674
LTC Properties, Inc.	18,800	682,064
Mack-Cali Realty Corp.	53,984	1,569,315
Mid-America Apartment Communities, Inc.	25,414	1,734,251
Parkway Properties, Inc. (a)	14,024	160,435
Pebblebrook Hotel Trust	32,466	756,782
Pennsylvania Real Estate Investment Trust	34,375	514,938
Piedmont Office Realty Trust, Inc. (Class A)	107,187	1,844,688
Post Properties, Inc.	33,070	1,618,777
ProLogis	284,600	9,457,258
PS Business Parks, Inc.	11,603	785,755
Public Storage	87,486	12,633,853
Ramco-Gershenson Properties Trust	27,432	344,820
Regency Centers Corp.	55,796	2,654,216
Rouse Properties, Inc. (a)(b)	14,059	190,499
Saul Centers, Inc.	5,070	217,351
Senior Housing Properties Trust	101,048	2,255,391
Simon Property Group, Inc.	181,540	28,258,516

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SL Green Realty Corp. (a)	55,632	$4,463,912
Sovran Self Storage, Inc.	17,961	899,667
Sun Communities, Inc. (a)	15,061	666,299
Sunstone Hotel Investors, Inc. (b)	74,006	813,326
Tanger Factory Outlet Centers, Inc.	56,966	1,825,760
Taubman Centers, Inc.	35,899	2,769,967
The Macerich Co.	81,746	4,827,101
UDR, Inc.	141,967	3,668,427
Universal Health Realty Income Trust (a)	7,354	305,412
Ventas, Inc.	178,483	11,265,847
Vornado Realty Trust	114,218	9,592,028
Washington Real Estate Investment Trust (a)	40,978	1,165,824
Weingarten Realty Investors (a)	75,066	1,977,238

		244,480,614

TOTAL COMMON STOCKS —
(Cost $371,702,607)		432,869,742

SHORT TERM INVESTMENTS — 5.7%
UNITED STATES — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	24,649,904	24,649,904
State Street Institutional Liquid Reserves Fund 0.20% (g)(h)	443,021	443,021

TOTAL SHORT TERM INVESTMENTS —
(Cost $25,092,925)		25,092,925

TOTAL INVESTMENTS — 105.3%
(Cost $396,795,532)		457,962,667
OTHER ASSETS & LIABILITIES — (5.3)%		(23,235,795)

NET ASSETS — 100.0%		$434,726,872

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF June 30, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	27.8%
Specialized REITs	15.4
Real Estate Management & Development	15.2
Office REITs	14.5
Diversified REITs	10.8
Residential REITs	10.7
Industrial REITs	4.9
Diversified Capital Markets	0.3
Short Term Investments	5.7
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.9%
Aristocrat Leisure, Ltd.	7,442	$21,054
Crown, Ltd.	6,960	60,571
Fairfax Media, Ltd.	32,777	18,647
Tatts Group, Ltd.	19,843	53,291

		153,563

BELGIUM — 0.4%
S.A. D’Ieteren NV	683	28,430

CANADA — 5.2%
Canadian Tire Corp., Ltd. (Class A)	937	63,309
Gildan Activewear, Inc.	1,140	31,367
Lululemon Athletica, Inc. (a)	876	52,142
Magna International, Inc. (Class A)	1,691	66,698
Shaw Communications, Inc. (Class B)	3,112	58,732
Thomson Reuters Corp.	3,113	88,463
Tim Hortons, Inc.	1,043	54,910

		415,621

CHINA — 0.2%
Li Heng Chemical Fibre Technologies, Ltd. (a)	148,000	17,174

FINLAND — 0.6%
Nokian Renkaat Oyj	836	31,679
Sanoma Oyj	2,123	18,725

		50,404

FRANCE — 10.1%
Accor SA	1,227	38,430
Christian Dior SA	282	38,740
Compagnie Generale des Etablissements Michelin	1,186	77,482
Havas SA	7,867	35,891
Hermes International	324	99,607
Lagardere SCA	969	27,041
LVMH Moet Hennessy Louis Vuitton SA	1,399	212,782
Peugeot SA (a)	1,765	17,366
PPR	536	76,354
Publicis Groupe SA	776	35,501
Renault SA	1,176	46,921
Sodexo	878	68,413
Valeo SA	702	28,944

		803,472

GERMANY — 9.3%
Adidas AG	1,379	98,806
Bayerische Motoren Werke AG	1,981	143,121
Continental AG	400	33,310
Daimler AG	5,093	228,445
Porsche Automobil Holding SE Preference Shares	577	28,664
ProSiebenSat.1 Media AG Preference Shares	863	19,297
TUI AG (a)	2,039	12,195
Volkswagen AG	332	50,075
Volkswagen AG Preference Shares	778	123,020

		736,933

HONG KONG — 4.9%
Belle International Holdings, Ltd.	28,000	47,359
Esprit Holdings, Ltd.	9,443	12,040
Galaxy Entertainment Group, Ltd. (a)	10,000	24,701
Geely Automobile Holdings, Ltd.	30,000	10,442
Giordano International, Ltd.	72,000	50,773
GOME Electrical Appliances Holdings, Ltd.	52,000	6,838
Li & Fung, Ltd.	46,000	87,886
Sands China, Ltd.	18,400	58,116
Shangri-La Asia, Ltd.	12,500	23,818
SJM Holdings, Ltd.	18,000	33,137
Skyworth Digital Holdings, Ltd.	9,838	4,338
Wynn Macau, Ltd.	11,600	26,948

		386,396

ITALY — 1.5%
Fiat SpA (a)	5,411	27,248
Lottomatica SpA	1,791	34,548
Mediaset SpA	6,119	10,708
Pirelli & C. SpA	4,838	50,928

		123,432

JAPAN — 33.5%
Aisin Seiki Co., Ltd.	1,700	56,056
Aoyama Trading Co., Ltd.	3,000	61,248
Benesse Holdings, Inc.	1,200	53,616
Bridgestone Corp.	4,700	106,912
Casio Computer Co., Ltd.	2,900	18,863
Denso Corp.	2,300	77,628
Dentsu, Inc.	2,300	67,683
Fast Retailing Co., Ltd.	600	119,413
Fuji Heavy Industries, Ltd.	6,000	47,901
Gunze, Ltd.	11,000	30,054
Honda Motor Co., Ltd.	8,200	282,514
Isetan Mitsukoshi Holdings, Ltd.	4,000	42,211
Isuzu Motors, Ltd.	12,000	63,617
Mazda Motor Corp. (a)	11,000	14,751
Mitsubishi Motors Corp. (a)	23,000	23,061
Namco Bandai Holdings, Inc.	2,900	39,507
Nikon Corp.	2,900	87,302
Nissan Motor Co., Ltd.	11,600	108,745
Oriental Land Co., Ltd.	400	45,720
Panasonic Corp.	10,400	83,810
PARIS MIKI HOLDINGS, Inc.	3,000	18,198
Rakuten, Inc.	4,700	48,537
Resorttrust, Inc.	3,000	49,818
Sekisui Chemical Co., Ltd.	6,000	55,496
Sekisui House, Ltd.	6,000	56,248
Sharp Corp.	6,000	30,229
Shimano, Inc.	1,200	78,205
Sony Corp.	5,300	74,595
Stanley Electric Co., Ltd.	1,800	27,658
Sumitomo Forestry Co., Ltd.	5,200	46,402
Suzuki Motor Corp.	2,800	56,884
Toyobo Co., Ltd.	23,000	31,708
Toyota Industries Corp.	1,600	45,359
Toyota Motor Corp.	14,400	575,711
Yamada Denki Co., Ltd.	760	38,624

		2,664,284

LUXEMBOURG — 0.6%
SES	2,121	50,172

NETHERLANDS — 1.5%
Reed Elsevier NV	5,753	65,795

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Wolters Kluwer NV	3,313	$52,681

		118,476

NORWAY — 0.5%
Schibsted ASA	1,310	42,444

SINGAPORE — 1.2%
Genting Singapore PLC	36,000	40,070
Singapore Press Holdings, Ltd.	18,000	55,415

		95,485

SOUTH KOREA — 5.3%
Hyundai Mobis	232	55,602
Hyundai Motor Co.	1,168	237,098
Kia Motors Corp.	1,241	80,938
LG Electronics, Inc.	506	26,949
Lotte Shopping Co., Ltd.	75	20,398

		420,985

SPAIN — 1.8%
Industria de Diseno Textil SA	1,286	133,057
NH Hoteles SA (a)	3,099	8,042

		141,099

SWEDEN — 3.0%
Electrolux AB	2,880	57,163
Hennes & Mauritz AB (Class B)	5,034	180,431

		237,594

SWITZERLAND — 3.2%
Compagnie Financiere Richemont SA	2,783	152,455
The Swatch Group AG	260	102,599

		255,054

UNITED KINGDOM — 13.7%
British Sky Broadcasting Group PLC	7,879	86,072
Burberry Group PLC	3,135	65,152
Carnival PLC	1,577	53,971
Compass Group PLC	12,160	127,594
GKN PLC	10,897	30,867
Home Retail Group PLC	8,698	11,548
Informa PLC	5,847	34,858
ITV PLC	25,554	30,701
Kingfisher PLC	21,326	96,132
Marks & Spencer Group PLC	11,287	57,535
Next PLC	1,904	95,533
Pearson PLC	6,793	134,886
Reed Elsevier PLC	8,235	66,066
Tui Travel PLC	9,143	24,307
Whitbread PLC	2,334	74,240
WPP PLC	8,307	100,715

		1,090,177

UNITED STATES — 1.0%
Virgin Media, Inc.	3,258	79,463

TOTAL COMMON STOCKS —
(Cost $8,715,858)		7,910,658

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.20% (b)(c) (Cost $12,958)	12,958	12,958

TOTAL INVESTMENTS — 99.5%
(Cost $8,728,816)		7,923,616
OTHER ASSETS & LIABILITIES — 0.5%		37,120

NET ASSETS — 100.0%		$7,960,736

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	27.3%
Media	14.5
Hotels, Restaurants & Leisure	11.8
Textiles, Apparel & Luxury Goods	11.7
Specialty Retail	9.7
Auto Components	8.6
Household Durables	5.7
Multiline Retail	4.5
Leisure Equipment & Products	2.6
Distributors	1.5
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.7
Short Term Investments	0.1
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.7%
Coca-Cola Amatil, Ltd.	17,635	$241,867
Treasury Wine Estates, Ltd.	12,605	56,205
Wesfarmers, Ltd.	20,651	632,933
Woolworths, Ltd.	20,928	574,920

		1,505,925

BELGIUM — 5.3%
Anheuser-Busch InBev NV	12,040	936,625
Anheuser-Busch InBev NV — VVPR Strip (a)	2,040	3
Delhaize Group	2,497	91,515

		1,028,143

CANADA — 2.4%
Loblaw Cos., Ltd.	4,085	129,829
Shoppers Drug Mart Corp.	5,169	208,139
Viterra, Inc.	8,875	140,597

		478,565

CHINA — 0.7%
Hengan International Group Co., Ltd.	14,000	135,274

DENMARK — 0.9%
Carlsberg A/S (Class B)	2,222	174,932

FINLAND — 0.4%
Kesko Oyj (Class B)	2,787	72,824

FRANCE — 8.6%
Carrefour SA	8,398	155,013
Casino Guichard-Perrachon SA	1,460	128,418
Danone	10,055	625,446
L’Oreal SA	3,713	434,633
Pernod — Ricard SA	3,184	340,466

		1,683,976

GERMANY — 2.4%
Beiersdorf AG	2,277	147,805
Henkel AG & Co. KGaA Preference Shares	4,686	311,432

		459,237

HONG KONG — 0.6%
Pacific Andes International Holdings, Ltd.	854,346	51,215
Vitasoy International Holdings, Ltd.	72,000	60,241

		111,456

IRELAND — 0.5%
Kerry Group PLC (Class A)	2,133	93,658

JAPAN — 13.5%
Aeon Co., Ltd.	13,105	162,930
Ajinomoto Co., Inc.	11,728	162,713
Asahi Breweries, Ltd.	10,682	228,795
Japan Tobacco, Inc.	16,800	497,115
Kao Corp.	11,874	326,501
Kirin Holdings Co., Ltd.	12,739	149,439
Lawson, Inc.	3,024	211,479
Nichirei Corp.	23,388	114,610
Oenon Holdings, Inc.	40,000	96,754
Seven & I Holdings Co., Ltd.	11,877	356,801
Shiseido Co., Ltd.	9,593	150,886
Unicharm Corp.	1,300	74,051
UNY Co., Ltd.	9,400	102,612

		2,634,686

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR	706	23,607

NETHERLANDS — 7.0%
Heineken NV	4,761	248,596
Koninklijke Ahold NV	19,897	246,796
Unilever NV	26,134	875,068

		1,370,460

NORWAY — 0.3%
Marine Harvest (a)	71,216	50,509

SINGAPORE — 1.4%
Golden Agri-Resources, Ltd.	153,105	80,976
Olam International, Ltd.	37,590	53,708
Wilmar International, Ltd.	48,000	136,786

		271,470

SPAIN — 0.6%
Ebro Puleva SA	6,679	115,019

SWEDEN — 1.0%
Swedish Match AB	4,836	195,264

SWITZERLAND — 16.3%
Lindt & Spruengli AG (a)	59	182,641
Nestle SA	50,126	2,994,850

		3,177,491

UNITED KINGDOM — 29.8%
British American Tobacco PLC	28,449	1,446,385
Diageo PLC	39,097	1,006,902
Imperial Tobacco Group PLC	16,135	621,285
J Sainsbury PLC	26,048	123,137
Reckitt Benckiser Group PLC	10,116	533,906
SABMiller PLC	12,658	507,255
Tate & Lyle PLC	11,346	115,227
Tesco PLC	116,537	566,717
Unilever PLC	21,439	720,942
William Morrison Supermarkets PLC	39,579	165,189

		5,806,945

TOTAL COMMON STOCKS —
(Cost $19,352,709)		19,389,441

WARRANT — 0.0% (b)
SINGAPORE — 0.0% (b)
Golden Agri-Resources, Ltd. (expiring 7/23/12) (a) (Cost $0)	2,970	293

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.20% (c)(d) (Cost $12,694)	12,694	12,694

TOTAL INVESTMENTS — 99.6%
(Cost $19,365,403)		19,402,428
OTHER ASSETS & LIABILITIES — 0.4%		81,628

NET ASSETS — 100.0%		$19,484,056

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	33.5%
Beverages	20.5
Food & Staples Retailing	20.4
Tobacco	14.1
Personal Products	6.3
Household Products	4.7
Short Term Investments	0.1
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 5.0%
Origin Energy, Ltd.	9,467	$118,391
Paladin Energy, Ltd. (a)	7,807	10,003
Santos, Ltd.	11,494	125,478
Woodside Petroleum, Ltd.	5,982	190,210
WorleyParsons, Ltd.	3,225	82,975

		527,057

AUSTRIA — 0.6%
OMV AG	2,097	65,918

BERMUDA — 0.9%
Seadrill, Ltd.	2,693	95,634

CANADA — 27.9%
ARC Resources, Ltd.	2,393	53,754
Athabasca Oil Corp. (a)	4,758	52,273
Baytex Energy Corp.	972	40,894
Bonavista Energy Corp.	2,780	43,413
Cameco Corp.	4,729	103,769
Canadian Natural Resources, Ltd.	9,618	257,656
Canadian Oil Sands, Ltd.	3,983	77,046
Cenovus Energy, Inc.	7,512	238,524
Chinook Energy, Inc. (a)	8,978	11,449
Crescent Point Energy Corp.	1,997	74,438
Enbridge, Inc.	8,261	329,484
EnCana Corp.	8,260	171,771
Enerplus Corp.	2,628	33,719
Husky Energy, Inc.	3,679	91,844
Imperial Oil, Ltd.	2,129	88,944
Keyera Corp.	500	20,786
MEG Energy Corp. (a)	1,060	37,942
Nexen, Inc.	6,306	106,641
Niko Resources, Ltd.	889	11,703
Pacific Rubiales Energy Corp.	2,518	53,252
Penn West Petroleum, Ltd.	3,154	42,232
Petrobank Energy & Resources, Ltd. (a)	1,225	12,990
Petrominerales, Ltd.	1,800	20,305
Precision Drilling Corp. (a)	4,802	32,643
Suncor Energy, Inc.	13,918	401,928
Talisman Energy, Inc.	9,014	103,186
TransCanada Corp.	6,950	290,899
Trican Well Service, Ltd.	2,301	26,521
Uranium One, Inc. (a)	5,549	14,098
Vermilion Energy, Inc.	2,434	109,756

		2,953,860

FINLAND — 0.1%
Neste Oil Oyj	1,284	14,429

FRANCE — 10.5%
Bourbon SA	1,370	33,033
Compagnie Generale de Geophysique-Veritas (a)	2,219	56,982
Technip SA	1,203	125,111
Total SA	19,811	892,511

		1,107,637

ITALY — 5.9%
ENI SpA	23,785	506,494
Saipem SpA	2,421	107,502
Saras SpA (a)	9,858	9,614

		623,610

JAPAN — 2.9%
Idemitsu Kosan Co., Ltd.	300	26,695
Inpex Corp.	20	111,417
JX Holdings, Inc.	27,997	143,161
TonenGeneral Sekiyu K.K.	3,000	26,582

		307,855

LUXEMBOURG — 1.2%
Subsea 7 SA	2,594	51,099
Tenaris SA	4,194	73,396

		124,495

NETHERLANDS — 11.2%
Fugro NV	463	28,045
Royal Dutch Shell PLC (Class A)	32,933	1,109,265
SBM Offshore NV (a)	3,335	46,068

		1,183,378

NORWAY — 3.1%
Aker Solutions ASA	4,946	69,808
Kvaerner ASA	4,946	11,066
Petroleum Geo-Services ASA	2,693	32,708
StatoilHydro ASA	9,188	218,554

		332,136

PAPUA NEW GUINEA — 1.1%
Oil Search, Ltd.	17,755	119,754

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,201	27,932

SPAIN — 1.1%
Repsol YPF SA	7,172	115,045

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,602	29,917

UNITED KINGDOM — 27.2%
AMEC PLC	6,142	96,527
BG Group PLC	30,642	624,786
BP PLC	164,954	1,091,678
Cairn Energy PLC (a)	6,734	27,979
Petrofac, Ltd.	1,227	26,712
Premier Oil PLC (a)	5,155	27,328
Royal Dutch Shell PLC (Class B)	22,216	775,294
Tullow Oil PLC	8,844	203,909

		2,874,213

TOTAL COMMON STOCKS —
(Cost $12,861,408)		10,502,870

RIGHTS — 0.1%
SPAIN — 0.1%
Repsol YPF SA (expiring 7/12/12) (a) (Cost $4,965)	7,172	5,042

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.20% (b)(c) (Cost $12,126)	12,126	$12,126

TOTAL INVESTMENTS — 99.5%
(Cost $12,878,499)		10,520,038
OTHER ASSETS & LIABILITIES — 0.5%		53,277

NET ASSETS — 100.0%		$10,573,315

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	90.0%
Energy Equipment & Services	9.4
Short Term Investments	0.1
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 97.1%
AUSTRALIA — 14.3%
AMP, Ltd.	3,790	$14,957
ASX, Ltd.	484	14,794
Australia & New Zealand Banking Group, Ltd.	5,064	114,354
Commonwealth Bank of Australia	3,142	171,020
Macquarie Group, Ltd.	960	25,585
National Australia Bank, Ltd.	4,341	104,747
QBE Insurance Group, Ltd.	2,546	34,919
Stockland	11,770	37,160
Westfield Group	5,729	55,789
Westfield Retail Trust	3,794	11,084
Westpac Banking Corp.	4,774	103,402

		687,811

AUSTRIA — 0.6%
Erste Group Bank AG (a)	673	12,764
Sparkassen Immobilien AG	3,319	18,023

		30,787

BELGIUM — 0.5%
Ageas	5,375	10,641
Dexia SA (a)	3,210	530
Groupe Bruxelles Lambert SA	166	11,270

		22,441

BERMUDA — 0.1%
Lancashire Holdings, Ltd.	552	6,896

CANADA — 14.8%
Bank of Montreal	1,259	69,480
Bank of Nova Scotia	2,118	109,572
Brookfield Asset Management, Inc. (Class A)	1,768	58,462
Canadian Imperial Bank of Commerce	823	57,843
IGM Financial, Inc.	901	35,388
Manulife Financial Corp.	3,567	38,803
National Bank of Canada	597	42,615
Power Corp. of Canada	593	13,914
Royal Bank of Canada	2,482	126,991
Sun Life Financial, Inc.	1,564	33,982
The Toronto-Dominion Bank	1,647	128,729

		715,779

DENMARK — 0.9%
Danske Bank A/S (a)	2,136	29,680
Sydbank A/S (a)	893	14,474

		44,154

FINLAND — 1.1%
Pohjola Bank PLC	2,585	30,148
Technopolis Oyj	5,144	21,150

		51,298

FRANCE — 4.1%
AXA SA	3,674	48,863
BNP Paribas	2,115	81,420
Credit Agricole SA (a)	2,074	9,136
Societe Generale (a)	996	23,270
Unibail-Rodamco SE	179	32,961

		195,650

GERMANY — 5.5%
Allianz SE	934	93,769
Commerzbank AG (a)	2,530	4,289
Deutsche Bank AG	1,651	59,713
Deutsche Beteiligungs AG	1,254	24,770
Deutsche Boerse AG	376	20,294
Muenchener Rueckversicherungs- Gesellschaft AG	437	61,641

		264,476

HONG KONG — 5.7%
AIA Group, Ltd.	8,200	28,014
Bank of East Asia, Ltd.	9,678	34,561
Cheung Kong Holdings, Ltd.	2,967	36,185
Hang Lung Properties, Ltd.	6,922	23,380
Hong Kong Exchanges and Clearing, Ltd.	1,980	28,078
New World Development Co., Ltd.	33,115	38,465
Sun Hung Kai Properties, Ltd.	3,162	37,156
The Link REIT	4,314	17,602
Wharf Holdings, Ltd.	5,933	32,545

		275,986

IRELAND — 0.7%
Willis Group Holdings PLC	866	31,600

ITALY — 2.0%
Assicurazioni Generali SpA	2,507	33,915
Banca Monte dei Paschi di Siena SpA (a)	16,108	4,011
Banca Popolare dell’Etruria e del Lazio Scrl	4,893	6,427
Banco Popolare Societa Cooperativa (a)	5,178	6,952
Intesa Sanpaolo SpA	14,552	20,646
UBI Banca ScPA	2,472	8,062
UniCredit SpA (a)	4,710	17,812

		97,825

JAPAN — 12.7%
Chuo Mitsui Trust Holdings, Inc.	14,933	44,168
Daiwa Securities Group, Inc.	8,900	33,128
Japan Real Estate Investment Corp.	1	9,162
Mitsubishi Estate Co., Ltd.	1,157	20,562
Mitsubishi UFJ Financial Group, Inc.	21,449	101,613
Mizuho Financial Group, Inc.	31,125	52,272
MS&AD Insurance Group Holdings, Inc.	1,286	22,290
Nippon Building Fund, Inc.	1	9,663
NKSJ Holdings, Inc.	1,100	23,216
Nomura Holdings, Inc.	8,396	30,936
ORIX Corp.	297	27,433
Resona Holdings, Inc.	3,356	13,754
Sumitomo Mitsui Financial Group, Inc.	2,469	80,825
T&D Holdings, Inc.	2,500	26,413
The Bank of Yokohama, Ltd.	2,000	9,400
The Chiba Bank, Ltd.	1,000	5,978
The Dai-ichi Life Insurance Co., Ltd.	17	19,431
The Shizuoka Bank, Ltd.	1,000	10,252
Tokai Tokyo Financial Holdings, Inc.	6,922	24,725
Tokio Marine Holdings, Inc.	1,879	46,769

		611,990

NETHERLANDS — 1.1%
Aegon NV	3,257	15,062
ING Groep NV (a)	6,015	40,197

		55,259

NEW ZEALAND — 0.8%
AMP NZ Office Trust	51,876	38,985

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.3%
SpareBank 1 SR Bank ASA	3,114	$16,816

PORTUGAL — 0.0% (b)
Banif SGPS SA (a)	10,039	1,529

SINGAPORE — 2.1%
CapitaLand, Ltd.	6,922	14,753
Hong Leong Finance, Ltd.	11,867	22,202
Oversea-Chinese Banking Corp., Ltd.	4,366	30,295
United Overseas Bank, Ltd.	2,355	34,689

		101,939

SOUTH KOREA — 1.0%
KB Financial Group, Inc. ADR	626	20,464
Shinhan Financial Group Co., Ltd. ADR	377	26,759

		47,223

SPAIN — 4.2%
Banco Bilbao Vizcaya Argentaria SA	8,418	60,134
Banco de Sabadell SA	7,721	15,021
Banco Popular Espanol SA	4,187	9,474
Banco Santander SA	16,009	106,071
Bolsas y Mercados Espanoles	352	7,098
Realia Business SA (a)	5,710	3,551
Reyal Urbis SA (a)	4,615	1,200

		202,549

SWEDEN — 3.2%
Investor AB	924	17,630
Kinnevik Investment AB (Class B)	359	7,204
Nordea Bank AB	6,084	52,357
Skandinaviska Enskilda Banken AB (Class A)	4,779	30,990
Svenska Handelsbanken AB (Class A)	1,343	44,109

		152,290

SWITZERLAND — 5.8%
Credit Suisse Group AG (a)	2,138	38,988
GAM Holding AG (a)	740	8,248
Julius Baer Group, Ltd. (a)	616	22,297
Swiss Re AG (a)	1,038	65,307
UBS AG (a)	6,085	71,040
Valiant Holding AG (a)	42	4,712
Zurich Financial Services AG (a)	303	68,347

		278,939

UNITED KINGDOM — 15.6%
Aviva PLC	6,331	27,069
Barclays PLC	19,311	49,324
British Land Co. PLC	3,407	27,280
HSBC Holdings PLC	32,546	286,423
Land Securities Group PLC	2,961	34,297
Lloyds Banking Group PLC (a)	68,231	33,282
Man Group PLC	5,066	6,051
Old Mutual PLC	8,211	19,498
Provident Financial PLC	1,848	35,217
Prudential PLC	5,947	68,837
Resolution, Ltd.	3,111	9,559
Royal Bank of Scotland Group PLC (a)	3,576	12,076
RSA Insurance Group PLC	16,257	27,564
Standard Chartered PLC	3,879	84,233
Standard Life PLC	8,248	30,194

		750,904

TOTAL COMMON STOCKS —
(Cost $6,823,890)		4,683,126

SHORT TERM INVESTMENT — 1.3%
UNITED STATES — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.20% (c)(d) (Cost $63,789)	63,789	63,789

TOTAL INVESTMENTS — 98.4%
(Cost $6,887,679)		4,746,915
OTHER ASSETS & LIABILITIES — 1.6%		78,522

NET ASSETS — 100.0%		$4,825,437

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	52.5%
Insurance	19.1
Capital Markets	7.8
Real Estate Management & Development	7.2
Real Estate Investment Trusts	4.9
Diversified Financial Services	4.4
Consumer Finance	1.2
Short Term Investments	1.3
Other Assets & Liabilities	1.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AUSTRALIA — 4.0%
Ansell, Ltd.	1,539	$20,824
Cochlear, Ltd.	1,059	71,471
CSL, Ltd.	6,166	249,152
Primary Health Care, Ltd.	5,299	16,024
Ramsay Health Care, Ltd.	3,049	70,665
Sonic Healthcare, Ltd.	6,663	86,740

		514,876

BELGIUM — 0.9%
ThromboGenics NV (a)	1,791	48,412
UCB SA	1,354	68,457

		116,869

CANADA — 2.3%
SXC Health Solutions Corp. (a)	1,204	119,414
Valeant Pharmaceuticals International, Inc. (a)	3,922	175,700

		295,114

DENMARK — 6.6%
Coloplast A/S (Class B)	437	78,625
H. Lundbeck A/S	2,070	42,755
Novo Nordisk A/S (Class B)	4,779	692,189
William Demant Holding (a)	516	46,375

		859,944

FINLAND — 0.3%
Orion OYJ (Class B)	1,798	34,135

FRANCE — 8.9%
bioMerieux	290	23,877
Essilor International SA	3,042	282,971
Sanofi	11,091	840,843

		1,147,691

GERMANY — 10.5%
Bayer AG	9,578	690,159
Celesio AG	1,807	29,570
Fresenius Medical Care AG & Co. KGaA	2,723	192,927
Fresenius SE	1,703	176,742
Gerresheimer AG (a)	879	41,374
Merck KGaA	1,091	108,991
Rhoen-Klinikum AG	3,337	79,953
Stada Arzneimittel AG	1,376	42,084

		1,361,800

HONG KONG — 0.2%
CK Life Sciences Int’l., (Holdings), Inc.	612,000	31,559

IRELAND — 1.1%
Elan Corp. PLC (a)	10,058	146,787

ISRAEL — 3.1%
Teva Pharmaceutical Industries, Ltd.	10,226	397,561

JAPAN — 14.3%
Alfresa Holdings Corp.	400	21,156
Astellas Pharma, Inc.	5,100	221,475
Chugai Pharmaceutical Co., Ltd.	4,025	76,021
Daiichi Sankyo Co., Ltd.	7,400	124,184
Eisai Co., Ltd.	3,800	166,211
Hisamitsu Pharmaceutical Co., Inc.	900	44,216
Kyowa Hakko Kirin Co., Ltd.	6,422	65,757
Medipal Holdings Corp.	3,900	55,037
Miraca Holdings, Inc.	1,000	41,421
Mitsubishi Tanabe Pharma Corp.	2,400	34,440
Olympus Corp. (a)	2,800	45,199
Ono Pharmaceutical Co., Ltd.	1,500	93,997
Otsuka Holdings Co., Ltd.	5,400	165,337
Santen Pharmaceutical Co., Ltd.	1,000	41,045
Shionogi & Co., Ltd.	3,500	47,374
Suzuken Co., Ltd.	1,000	33,651
Sysmex Corp.	1,000	39,353
Taisho Pharmaceutical Holdings Co. Ltd.	500	42,048
Takeda Pharmaceutical Co., Ltd.	8,300	376,043
Terumo Corp.	2,500	102,143
Tsumura & Co.	700	18,476

		1,854,584

NETHERLANDS — 0.6%
QIAGEN NV (a)	4,224	70,678

NEW ZEALAND — 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	18,293	28,965

SPAIN — 0.6%
Grifols SA (a)	3,138	79,606

SWEDEN — 1.5%
Elekta AB (Class B)	1,541	70,370
Getinge AB (Class B)	3,070	76,056
Meda AB (Class A)	4,655	44,410

		190,836

SWITZERLAND — 25.6%
Actelion, Ltd. (a)	4,210	173,026
Galenica AG	82	52,197
Lonza Group AG (a)	879	36,572
Nobel Biocare Holding AG (a)	2,251	23,283
Novartis AG	26,281	1,468,848
Roche Holding AG (b)	380	68,532
Roche Holding AG (b)	7,776	1,344,061
Sonova Holding AG (a)	1,287	124,349
Straumann Holding AG	187	27,482

		3,318,350

UNITED KINGDOM — 16.8%
AstraZeneca PLC	13,625	609,690
Genus PLC	2,858	55,629
GlaxoSmithKline PLC	51,271	1,163,620
Hikma Pharmaceuticals PLC	2,186	22,372
Shire PLC	6,512	187,116
Smith & Nephew PLC	13,595	135,934

		2,174,361

UNITED STATES — 1.0%
Perrigo Co.	1,084	127,289

TOTAL COMMON STOCKS —
(Cost $13,361,323)		12,751,005

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.20% (c)(d) (Cost $10,534)	10,534	$10,534

TOTAL INVESTMENTS — 98.6%
(Cost $13,371,857)		12,761,539
OTHER ASSETS & LIABILITIES — 1.4%		179,846

NET ASSETS — 100.0%		$12,941,385

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	75.9%
Health Care Equipment & Supplies	9.5
Health Care Providers & Services	6.2
Biotechnology	5.4
Health Care Technology	0.9
Life Sciences Tools & Services	0.3
Chemicals	0.3
Short Term Investments	0.1
Other Assets & Liabilities	1.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 4.1%
Bradken, Ltd.	3,532	$18,790
Brambles, Ltd.	11,040	69,710
GWA International, Ltd.	22,545	48,531
Leighton Holdings, Ltd.	1,717	28,635
Qantas Airways, Ltd. (a)	14,750	16,253
Seek, Ltd.	5,710	37,108
Toll Holdings, Ltd.	8,014	32,695
Transurban Group	14,703	85,756

		337,478

AUSTRIA — 1.3%
Andritz AG	1,540	79,190
Zumtobel AG	2,333	24,168

		103,358

BELGIUM — 0.1%
Bekaert NV	382	9,458

CANADA — 5.3%
Bombardier, Inc. (Class B)	8,990	35,450
CAE, Inc.	4,006	38,864
Canadian National Railway Co.	2,687	226,937
Canadian Pacific Railway, Ltd.	735	53,871
SNC-Lavalin Group, Inc.	1,258	47,065
Toromont Industries, Ltd.	1,429	30,768

		432,955

DENMARK — 1.3%
A P Moller — Maersk A/S	8	52,494
FLSmidth & Co. A/S	482	26,329
NKT Holding A/S	676	21,925
Vestas Wind Systems A/S (a)	1,469	8,129

		108,877

FINLAND — 2.7%
Kone Oyj (Class B)	1,717	103,784
Metso Oyj	1,135	39,048
Wartsila Oyj	1,592	52,104
YIT Oyj	1,647	27,966

		222,902

FRANCE — 6.1%
Air France-KLM (a)	2,389	11,396
Alstom SA	1,263	39,958
Bouygues SA	1,085	29,191
Compagnie de Saint-Gobain	1,945	71,828
Eiffage SA	521	16,837
Safran SA	957	35,463
Schneider Electric SA	2,481	137,684
Vallourec SA	654	26,700
Vinci SA	2,688	125,481

		494,538

GERMANY — 8.2%
Deutsche Lufthansa AG	2,818	32,590
Deutsche Post AG	4,374	77,379
GEA Group AG	1,530	40,716
Hochtief AG (a)	489	23,675
Kloeckner & Co. SE (a)	1,299	13,290
MAN SE	627	64,085
Pfeiffer Vacuum Technology AG	402	40,996
SGL Carbon AG	725	28,393
Siemens AG	4,126	346,316

		667,440

GREECE — 0.2%
DryShips, Inc. (a)	6,692	14,656

HONG KONG — 2.9%
Cathay Pacific Airways, Ltd.	15,000	24,095
Hopewell Highway Infrastructure, Ltd.	115,000	54,706
Hutchison Whampoa, Ltd.	12,000	102,877
Noble Group, Ltd.	34,131	30,041
Pacific Basin Shipping, Ltd.	50,000	21,272

		232,991

IRELAND — 0.2%
DCC PLC	814	18,894

ITALY — 0.9%
Ansaldo STS SpA	1,921	13,664
Autostrada Torino-Milano SpA	1,579	9,819
Fiat Industrial SpA	3,746	36,795
Finmeccanica SpA (a)	2,617	10,561

		70,839

JAPAN — 32.4%
Asahi Glass Co., Ltd.	7,000	46,760
Central Japan Railway Co.	9	70,723
Dai Nippon Printing Co., Ltd.	4,000	31,132
Daikin Industries, Ltd.	1,500	41,810
East Japan Railway Co.	1,800	112,796
FANUC Corp.	1,100	178,531
Furukawa Electric Co., Ltd.	9,000	21,093
Futaba Corp.	1,800	27,928
Hankyu Hanshin Holdings, Inc.	9,000	45,344
IHI Corp.	21,000	44,479
ITOCHU Corp.	8,200	85,505
Iwatani Corp.	1,000	3,885
JGC Corp.	2,000	57,526
JS Group Corp.	1,200	25,236
Kajima Corp.	13,000	37,962
Kamigumi Co., Ltd.	2,000	15,867
Kawasaki Heavy Industries, Ltd.	18,000	48,728
Kawasaki Kisen Kaisha, Ltd. (a)	11,000	21,506
Keikyu Corp.	4,000	36,345
Kintetsu Corp.	8,000	31,884
Kokuyo Co., Ltd.	5,800	43,106
Komatsu, Ltd.	4,800	112,977
Kubota Corp.	8,000	73,192
Marubeni Corp.	9,000	59,331
Meitic Corp.	2,800	59,095
MISUMI Group, Inc.	2,500	58,529
Mitsubishi Corp.	7,200	144,018
Mitsubishi Electric Corp.	9,000	74,445
Mitsubishi Heavy Industries, Ltd.	21,000	84,748
Mitsui & Co., Ltd.	8,600	126,537
Mitsui OSK Lines, Ltd.	8,000	28,475
Nidec Corp.	500	37,724
Nippon Sheet Glass Co., Ltd.	9,000	9,813
Nippon Yusen KK	9,000	23,574
Odakyu Electric Railway Co., Ltd.	4,000	39,704
Park24 Co., Ltd.	300	4,422
Secom Co., Ltd.	1,700	77,660
SMC Corp.	400	68,730
Sojitz Corp.	18,900	31,030

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Sumitomo Corp.	6,900	$95,817
Sumitomo Electric Industries, Ltd.	5,000	61,599
Sumitomo Heavy Industries, Ltd.	7,000	31,144
THK Co., Ltd.	2,200	41,138
Tobu Railway Co., Ltd.	4,000	21,005
Tokyu Corp.	12,000	56,398
Toppan Printing Co., Ltd.	4,000	26,570
Toyota Tsusho Corp.	2,300	43,556
West Japan Railway Co.	1,000	41,108
Yamato Holdings Co., Ltd.	5,100	81,751

		2,642,236

NETHERLANDS — 3.8%
Aalberts Industries NV	2,730	42,405
European Aeronautic Defence and Space Co. NV	2,581	91,515
Koninklijke BAM Groep NV	2,606	7,312
Koninklijke Philips Electronics NV	5,455	107,786
Randstad Holding NV	1,072	31,528
TNT Express NV	1,825	21,398
TNT NV	2,958	12,200

		314,144

NORWAY — 0.4%
Orkla ASA	4,616	33,437

SINGAPORE — 4.9%
Fraser and Neave, Ltd.	14,000	77,360
Jardine Matheson Holdings, Ltd.	1,680	81,312
Jardine Strategic Holdings, Ltd.	2,000	61,000
K-Green Trust	44,800	35,188
Keppel Corp., Ltd.	10,200	82,772
Neptune Orient Lines, Ltd. (a)	31,750	27,695
Singapore Airlines, Ltd.	4,000	32,744

		398,071

SPAIN — 0.9%
Abertis Infraestructuras SA	2,100	28,369
ACS, Actividades de Construccion y Servicios SA	1,408	30,179
International Consolidated Airlines Group SA (a)	7,116	17,802

		76,350

SWEDEN — 6.6%
Alfa Laval AB	3,168	54,250
Assa Abloy AB (Class B)	1,389	38,758
Atlas Copco AB (Class B)	5,408	102,951
B&B Tools AB	2,035	16,289
Sandvik AB	5,756	73,676
Securitas AB (Class B)	4,306	33,438
Skanska AB (Class B)	1,847	28,284
SKF AB (Class B)	1,784	35,125
Trelleborg AB (Class B)	5,218	48,004
Volvo AB (Class A)	4,656	53,458
Volvo AB (Class B)	5,005	57,103

		541,336

SWITZERLAND — 6.5%
ABB, Ltd. (a)	11,260	183,800
Adecco SA (a)	1,093	48,501
Geberit AG (a)	379	74,759
Kuehne & Nagel International AG	425	44,992
Schindler Holding AG	215	24,033
SGS SA	45	84,390
Wolseley PLC	1,787	66,623

		527,098

UNITED KINGDOM — 9.8%
Aggreko PLC	2,060	66,947
Babcock International Group PLC	3,772	50,495
BAE Systems PLC	14,692	66,504
Capita Group PLC	2,989	30,754
De La Rue PLC	454	7,220
Experian PLC	8,192	115,703
FirstGroup PLC	6,006	21,129
G4S PLC	6,206	27,167
Intertek Group PLC	2,110	88,428
Invensys PLC	5,625	19,648
Rentokil Initial PLC	23,968	27,649
Rolls-Royce Holdings PLC (a)	12,242	164,744
Serco Group PLC	5,317	44,699
Smiths Group PLC	3,109	49,495
The Weir Group PLC	929	22,294

		802,876

TOTAL COMMON STOCKS —
(Cost $10,724,039)		8,049,934

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.20% (b)(c) (Cost $4,120)	4,120	4,120

TOTAL INVESTMENTS — 98.7%
(Cost $10,728,159)		8,054,054
OTHER ASSETS & LIABILITIES — 1.3%		102,099

NET ASSETS — 100.0%		$8,156,153

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	21.7%
Industrial Conglomerates	11.8
Trading Companies & Distributors	9.4
Road & Rail	9.4
Electrical Equipment	8.1
Commercial Services & Supplies	6.7
Professional Services	6.1
Construction & Engineering	5.9
Aerospace & Defense	5.3
Building Products	4.4
Marine	2.8
Air Freight & Logistics	2.8
Transportation Infrastructure	2.5
Airlines	1.7
Short Term Investments	0.1
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 16.1%
Alumina, Ltd.	19,048	$15,425
Amcor, Ltd.	6,087	44,238
BHP Billiton, Ltd.	27,035	871,550
BlueScope Steel, Ltd. (a)	26,944	8,286
Boral, Ltd.	17,800	53,825
Fortescue Metals Group, Ltd.	14,050	70,570
Iluka Resources, Ltd.	11,518	133,650
Incitec Pivot, Ltd.	13,897	40,599
Mineral Deposits, Ltd. (a)	1,093	4,851
Newcrest Mining, Ltd.	4,963	115,024
OneSteel, Ltd.	19,411	17,211
Orica, Ltd.	4,801	121,506
OZ Minerals, Ltd.	4,038	32,534
Rio Tinto, Ltd.	3,783	219,094
Sims Metal Management, Ltd.	2,810	27,680

		1,776,043

AUSTRIA — 0.7%
RHI AG	1,994	46,422
Voestalpine AG	1,361	36,020

		82,442

BELGIUM — 1.3%
Tessenderlo Chemie NV	2,092	53,362
Umicore	2,045	94,388

		147,750

CANADA — 18.6%
Agnico-Eagle Mines, Ltd.	1,664	67,314
Agrium, Inc.	1,668	147,632
Alacer Gold Corp. (a)	1,390	7,513
Alamos Gold, Inc.	866	13,507
AuRico Gold, Inc. (a)	748	6,002
Barrick Gold Corp.	8,280	311,480
Centerra Gold, Inc.	1,212	8,465
Detour Gold Corp. (a)	399	8,027
Eldorado Gold Corp.	7,020	86,351
First Quantum Minerals, Ltd.	3,768	66,530
Goldcorp, Inc.	8,708	327,410
HudBay Minerals, Inc.	1,744	13,429
IAMGOLD Corp.	2,921	34,498
Inmet Mining Corp.	624	25,543
Ivanhoe Mines, Ltd. (a)	5,059	49,823
Kinross Gold Corp.	9,381	76,469
Lundin Mining Corp. (a)	12,934	53,540
New Gold, Inc. (a)	2,600	24,764
Osisko Mining Corp. (a)	1,447	9,936
Pan American Silver Corp.	1,716	29,003
Potash Corp. of Saskatchewan, Inc.	7,985	348,553
SEMAFO, Inc.	3,464	15,868
Sherritt International Corp.	4,086	19,639
Silver Wheaton Corp.	1,995	53,561
Sino-Forest Corp. (a)(b)	3,077	0
Tanzanian Royalty Exploration Corp. (a)	1,390	5,658
Teck Resources, Ltd. (Class B)	4,547	140,632
Thompson Creek Metals Co., Inc. (a)	1,101	3,521
Yamana Gold, Inc.	6,170	95,081

		2,049,749

DENMARK — 0.9%
Novozymes A/S (Class B)	3,933	101,913

FINLAND — 1.4%
Rautaruukki Oyj	1,233	7,761
Stora Enso Oyj	10,698	65,709
UPM-Kymmene Oyj	7,554	85,319

		158,789

FRANCE — 3.7%
Air Liquide SA	2,923	334,034
Eramet	36	4,145
Lafarge SA	1,631	72,765

		410,944

GERMANY — 9.2%
BASF SE	6,975	484,184
HeidelbergCement AG	568	27,222
K+S AG	1,638	74,833
Lanxess AG	1,850	116,730
Linde AG	1,381	214,951
Salzgitter AG	627	25,760
ThyssenKrupp AG	4,353	70,903

		1,014,583

HONG KONG — 0.5%
AMVIG Holdings, Ltd.	14,000	6,155
China Grand Forestry Green Resources Group, Ltd. (a)	15,400	1,151
China Mining Resources Group, Ltd. (a)(b)	160,000	0
China Rare Earth Holdings, Ltd.	92,000	23,840
Fushan International Energy Group, Ltd.	50,600	12,981
Yanchang Petroleum International, Ltd. (a)	80,000	6,188

		50,315

IRELAND — 1.1%
CRH PLC	6,320	121,188

ISRAEL — 0.3%
Israel Chemicals, Ltd.	3,318	35,667

ITALY — 0.3%
Buzzi Unicem SpA	3,314	31,143

JAPAN — 13.5%
Asahi Kasei Corp.	19,833	106,883
Denki Kagaku Kogyo Kabushiki Kaisha	12,855	44,467
JFE Holdings, Inc.	5,356	88,472
JSR Corp.	3,873	66,645
Kobe Steel, Ltd.	42,641	50,769
Mitsubishi Chemical Holdings Corp.	13,902	60,807
Mitsubishi Materials Corp.	19,866	57,016
Mitsui Chemicals, Inc.	15,876	39,397
Mitsui Mining & Smelting Co., Ltd.	15,809	34,277
Nippon Steel Corp.	57,506	129,008
Nitto Denko Corp.	2,576	108,961
Shin-Etsu Chemical Co., Ltd.	3,667	200,378
Sumitomo Chemical Co., Ltd.	17,838	54,326
Sumitomo Metal Industries, Ltd.	40,663	66,251
Sumitomo Metal Mining Co., Ltd.	5,927	66,186
Taiheiyo Cement Corp.	34,744	79,251
Teijin, Ltd.	23,805	71,901
Toray Industries, Inc.	17,838	120,947

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

Ube Industries, Ltd.	19,866	$45,812

		1,491,754

LUXEMBOURG — 1.4%
APERAM	513	6,745
ArcelorMittal	7,190	110,497
Ternium SA ADR	1,753	34,306

		151,548

NETHERLANDS — 2.3%
Akzo Nobel NV	2,808	131,992
Koninklijke DSM NV	2,482	122,211

		254,203

NORWAY — 1.0%
Norsk Hydro ASA	5,368	24,111
Yara International ASA	1,857	80,847

		104,958

PORTUGAL — 0.3%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	5,291	33,103

SOUTH KOREA — 2.3%
POSCO ADR	3,196	257,086

SPAIN — 0.1%
Cementos Portland Valderrivas SA (a)	1,379	7,088

SWEDEN — 1.5%
Boliden AB	4,718	65,619
SSAB AB (Series A)	3,732	30,873
Svenska Cellulosa AB (Class B)	4,675	70,100

		166,592

SWITZERLAND — 5.1%
Givaudan SA (a)	118	115,881
Holcim, Ltd. (a)	2,078	114,932
Syngenta AG	979	334,401

		565,214

UNITED KINGDOM — 16.8%
Anglo American PLC	11,315	370,646
Antofagasta PLC	5,586	95,324
BHP Billiton PLC	18,417	521,684
Lonmin PLC	2,208	26,822
Randgold Resources, Ltd.	1,200	107,941
Rio Tinto PLC	11,277	533,983
Vedanta Resources PLC	1,174	16,793
Xstrata PLC	14,509	181,735

		1,854,928

TOTAL COMMON STOCKS —
(Cost $16,042,488)		10,867,000

RIGHTS — 0.0% (c)
CANADA — 0.0% (c)
Ivanhoe Mines, Ltd. (expiring 7/19/12) (a) (Cost $0)	5,059	4,566

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.20% (d)(e) (Cost $22,564)	22,564	22,564

TOTAL INVESTMENTS — 98.6%
(Cost $16,065,052)		10,894,130
OTHER ASSETS & LIABILITIES — 1.4%		150,263

NET ASSETS — 100.0%		$11,044,393

(a)	Non-income producing security.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	56.3%
Chemicals	34.2
Construction Materials	5.1
Paper & Forest Products	2.2
Containers & Packaging	0.5
Oil, Gas & Consumable Fuels	0.1
Short Term Investments	0.2
Other Assets & Liabilities	1.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets and Sino-Forest Corp., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 0.9%
Computershare, Ltd.	10,478	$79,587
Iress Market Technology, Ltd.	5,216	35,021

		114,608

BELGIUM — 0.5%
Barco NV	1,169	59,118

CANADA — 2.5%
CGI Group, Inc. (Class A) (a)	6,162	147,907
MacDonald, Dettwiler & Associates, Ltd.	820	47,006
Open Text Corp. (a)	1,355	67,800
Research In Motion, Ltd. (a)	8,039	59,458

		322,171

DENMARK — 0.4%
SimCorp A/S	302	52,016

FINLAND — 1.6%
F-Secure Oyj	13,590	24,835
Nokia Oyj	62,982	129,482
Tieto Oyj	3,000	47,894

		202,211

FRANCE — 3.1%
Alcatel-Lucent (a)	51,408	84,876
Atos Origin SA	1,095	65,479
Cap Gemini SA	2,698	99,293
Dassault Systemes SA	849	79,643
Groupe Steria SCA	812	12,562
Neopost SA	744	39,759
UbiSoft Entertainment SA (a)	2,722	18,218

		399,830

GERMANY — 9.5%
Aixtron AG	2,448	34,981
Dialog Semiconductor PLC (a)	1,039	18,809
Infineon Technologies AG	19,822	134,127
SAP AG	14,933	882,061
Software AG	955	29,614
United Internet AG	4,464	76,761
Wincor Nixdorf AG	998	35,437

		1,211,790

HONG KONG — 1.3%
ASM Pacific Technology, Ltd.	7,449	94,543
GCL Poly Energy Holdings, Ltd.	98,000	21,225
VTech Holdings, Ltd.	4,171	49,524

		165,292

ISRAEL — 0.6%
Ituran Location and Control Ltd.	2,804	30,745
NICE Systems, Ltd. (a)	1,140	41,344

		72,089

JAPAN — 38.5%
Advantest Corp.	3,078	47,487
Alps Electric Co., Ltd.	5,463	38,136
Brother Industries, Ltd.	5,263	59,628
Canon, Inc.	20,173	800,195
Citizen Holdings Co., Ltd.	6,555	38,119
Dainippon Screen Manufacturing Co., Ltd.	7,937	57,496
DeNA Co., Ltd.	2,700	70,622
FUJIFILM Holdings Corp.	7,548	141,708
Fujitsu, Ltd.	30,784	146,223
Gree, Inc. (a)	2,600	51,518
Hirose Electric Co., Ltd.	694	68,191
Hitachi High-Technologies Corp.	2,384	58,323
Hitachi, Ltd.	69,549	424,494
Horiba, Ltd.	1,986	69,195
Hoya Corp.	7,055	154,469
Ibiden Co., Ltd.	2,879	51,417
IT Holdings Corp.	2,879	34,206
Japan Digital Laboratory Co., Ltd.	2,783	29,543
Keyence Corp.	694	170,651
Konami Corp.	2,185	49,073
Konica Minolta Holdings, Inc.	8,933	69,749
Kyocera Corp.	2,384	204,070
Mitsumi Electric Co., Ltd. (a)	2,879	20,206
Murata Manufacturing Co., Ltd.	3,079	160,336
NEC Corp. (a)	69,710	107,461
Nintendo Co., Ltd.	1,788	207,282
Nippon Electric Glass Co., Ltd.	8,933	52,619
Nomura Research Institute, Ltd.	2,879	63,036
NTT Data Corp.	29	88,428
Obic Co., Ltd.	358	68,513
Oki Electric Industry Co., Ltd. (a)	32,776	52,580
Omron Corp.	3,972	83,134
Ricoh Co., Ltd.	8,933	74,563
Rohm Co., Ltd.	1,986	75,791
SCSK Corp.	2,900	41,979
Seiko Epson Corp.	2,879	28,902
SRA Holdings	8,100	91,263
Sumco Corp. (a)	3,078	27,582
Taiyo Yuden Co., Ltd.	2,384	23,126
TDK Corp.	2,185	87,630
Tokyo Electron, Ltd.	2,879	133,324
Toshiba Corp.	59,580	224,013
Trend Micro, Inc.	1,987	58,248
Yahoo! Japan Corp.	330	106,374
Yamatake Corp.	2,386	48,563
Yaskawa Electric Corp.	8,933	67,174
Yokogawa Electric Corp.	7,249	74,316

		4,900,956

NETHERLANDS — 4.8%
ASM International NV	1,732	65,720
ASML Holding NV	7,254	368,826
Gemalto NV	2,081	149,448
VistaPrint NV (a)	1,031	33,301

		617,295

SINGAPORE — 1.3%
Flextronics International, Ltd. (a)	15,455	95,821
Venture Corp., Ltd.	10,925	67,440

		163,261

SOUTH KOREA — 21.8%
LG Display Co., Ltd. ADR (a)	9,981	94,321
Samsung Electronics Co., Ltd. GDR	5,030	2,673,445

		2,767,766

SPAIN — 1.2%
Amadeus IT Holding SA	6,086	128,981
Indra Sistemas SA	2,558	23,782

		152,763

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

Security Description	Shares	Value

SWEDEN — 4.1%
Hexagon AB (Class B)	3,221	$55,158
Telefonaktiebolaget LM Ericsson (Class B)	51,438	469,861

		525,019

SWITZERLAND — 1.2%
Logitech International SA (a)	3,355	36,226
STMicroelectronics NV	15,260	83,544
Temenos Group AG (a)	1,662	27,480

		147,250

UNITED KINGDOM — 5.4%
ARM Holdings PLC	30,093	238,593
Aveva Group PLC	2,010	51,387
Diploma PLC	15,024	104,979
Imagination Technologies Group PLC (a)	3,139	22,972
Logica PLC	38,094	63,334
Spectris PLC	3,919	94,168
The Sage Group PLC	25,606	111,369

		686,802

TOTAL COMMON STOCKS —
(Cost $14,790,465)		12,560,237

WARRANT — 0.0% (b)
FRANCE — 0.0% (b)
UbiSoft Entertainment SA (expiring 10/10/13) (a) (Cost $0)	2,722	90

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.20% (c)(d) (Cost $100)	100	100

TOTAL INVESTMENTS — 98.7%
(Cost $14,790,565)		12,560,427
OTHER ASSETS & LIABILITIES — 1.3%		159,133

NET ASSETS — 100.0%		$12,719,560

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	32.3%
Electronic Equipment, Instruments & Components	20.9
Software	13.8
Office Electronics	8.2
IT Services	7.8
Communications Equipment	6.6
Computers & Peripherals	6.0
Internet Software & Services	3.1
Short Term Investments	0.0 ***
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 1.8%
Telstra Corp., Ltd.	88,565	$334,991

AUSTRIA — 0.5%
Telekom Austria AG	9,637	94,891

BELGIUM — 1.4%
Belgacom SA	4,775	136,071
Mobistar SA	1,146	39,325
Telenet Group Holding NV (a)	1,855	81,216

		256,612

CANADA — 6.6%
BCE, Inc.	5,955	245,346
Bell Aliant, Inc.	4,191	104,955
Rogers Communications, Inc. (Class B)	13,042	472,251
TELUS Corp. (b)	4,419	258,423
TELUS Corp. (b)	2,353	141,118

		1,222,093

FINLAND — 0.7%
Elisa Oyj	6,188	124,704

FRANCE — 8.1%
France Telecom SA	52,907	696,594
Iliad SA	754	109,322
Vivendi SA	36,784	682,939

		1,488,855

GERMANY — 5.6%
Deutsche Telekom AG	89,422	982,065
Freenet AG	3,252	47,315

		1,029,380

HONG KONG — 0.2%
HKT Trust/HKT, Ltd.	1,869	1,463
PCCW, Ltd.	104,000	38,077

		39,540

ISRAEL — 0.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	56,740	59,105
Cellcom Israel, Ltd.	1,551	9,408
Partner Communications Co., Ltd.	2,606	10,405

		78,918

ITALY — 2.5%
Telecom Italia SpA (b)	322,897	319,827
Telecom Italia SpA (b)	183,134	147,927

		467,754

JAPAN — 15.8%
KDDI Corp.	83	533,638
Nippon Telegraph & Telephone Corp.	14,700	681,664
NTT DoCoMo, Inc.	423	703,498
Softbank Corp.	26,800	991,859

		2,910,659

LUXEMBOURG — 1.5%
COLT Telecom Group SA (a)	31,637	61,976
Millicom International Cellular SA	2,326	219,377

		281,353

NETHERLANDS — 2.3%
Koninklijke (Royal) KPN NV	44,903	430,572

NEW ZEALAND — 0.6%
Chorus, Ltd. (a)	8,915	22,499
Telecom Corporation of New Zealand, Ltd.	42,819	82,254

		104,753

NORWAY — 2.1%
Telenor ASA	23,638	393,274

PORTUGAL — 0.7%
Portugal Telecom SGPS SA	29,714	130,283

SINGAPORE — 3.5%
Singapore Telecommunications, Ltd.	218,539	569,292
StarHub, Ltd.	32,000	86,391

		655,683

SOUTH KOREA — 1.8%
KT Corp. ADR	11,031	145,388
SK Telecom Co., Ltd. ADR	15,116	182,904

		328,292

SPAIN — 8.8%
Telefonica SA	123,603	1,626,622

SWEDEN — 3.3%
Tele2 AB (Class B)	11,123	172,105
TeliaSonera AB	68,171	435,748

		607,853

SWITZERLAND — 1.6%
Swisscom AG	720	289,978

UNITED KINGDOM — 28.9%
BT Group PLC	236,237	783,292
Cable & Wireless Communications PLC	91,505	42,482
Cable & Wireless Worldwide PLC	95,197	56,589
Inmarsat PLC	17,289	133,280
Jazztel PLC (a)	7,270	41,240
TalkTalk Telecom Group PLC	15,316	45,763
Vodafone Group PLC	1,501,928	4,222,591

		5,325,237

TOTAL COMMON STOCKS —
(Cost $20,860,810)		18,222,297

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.20% (c)(d) (Cost $29,432)	29,432	29,432

TOTAL INVESTMENTS — 98.9%
(Cost $20,890,242)		18,251,729
OTHER ASSETS & LIABILITIES — 1.1%		201,661

NET ASSETS — 100.0%		$18,453,390

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	57.9%
Wireless Telecommunication Services	40.8
Short Term Investments	0.2
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 101.5%
AUSTRALIA — 4.3%
AGL Energy, Ltd.	19,315	$292,429
APA Group (a)	30,933	158,223
Envestra, Ltd.	107,844	86,778
SP AusNet	44,016	46,021

		583,451

AUSTRIA — 0.5%
Verbund AG	2,685	61,572

CANADA — 6.1%
Algonquin Power & Utilities Corp.	4,400	28,400
ATCO, Ltd. (Class I)	1,601	113,512
Atlantic Power Corp.	3,000	38,315
Canadian Utilities, Ltd. (Class A)	1,647	107,355
Capital Power Corp.	1,900	44,320
Emera, Inc.	2,864	94,423
Fortis, Inc.	6,909	218,835
Just Energy Group, Inc.	2,000	21,933
Northland Power, Inc.	2,300	40,249
TransAlta Corp.	7,802	132,017

		839,359

CHINA — 0.9%
China Gas Holdings, Ltd.	120,000	59,715
ENN Energy Holdings, Ltd.	20,000	69,874

		129,589

FINLAND — 1.8%
Fortum Oyj	12,701	241,290

FRANCE — 10.3%
EDF SA	7,671	170,847
GDF Suez	40,500	963,942
Sechilienne-Sidec SA	1,333	18,811
Suez Environnement Co.	6,467	69,472
Veolia Environnement SA	14,231	180,310

		1,403,382

GERMANY — 12.7%
E.ON AG	54,859	1,183,520
RWE AG	13,414	547,716

		1,731,236

HONG KONG — 8.0%
Cheung Kong Infrastructure Holdings, Ltd.	10,000	60,269
CLP Holdings, Ltd.	50,500	428,057
Hong Kong & China Gas Co., Ltd.	168,201	356,055
Hongkong Electric Holdings, Ltd.	34,000	254,665

		1,099,046

ITALY — 8.2%
A2A SpA	57,976	31,093
Enel Green Power SpA	39,542	62,626
Enel SpA	185,254	597,615
Hera SpA	31,533	44,419
Snam Rete Gas SpA	48,327	215,879
Terna Rete Elettrica Nationale SpA	48,697	175,756

		1,127,388

JAPAN — 14.8%
Chubu Electric Power Co., Inc.	18,488	299,830
Electric Power Development Co., Ltd.	5,000	130,906
Hokkaido Electric Power Co., Inc.	4,800	61,902
Hokuriku Electric Power Co.	6,594	102,311
Kyushu Electric Power Co., Inc.	13,492	159,794
Osaka Gas Co., Ltd.	48,958	204,938
Shikoku Electric Power Co., Inc.	3,400	72,142
The Chugoku Electric Power Co., Inc.	8,487	139,447
The Kansai Electric Power Co., Inc.	21,898	262,095
The Tokyo Electric Power Co., Inc. (b)	35,399	68,322
Toho Gas Co., Ltd.	6,000	37,223
Tohoku Electric Power Co., Inc. (b)	15,072	150,928
Tokyo Gas Co., Ltd.	66,958	341,545

		2,031,383

NEW ZEALAND — 0.5%
Vector, Ltd.	32,879	70,823

PORTUGAL — 1.0%
EDP — Energias de Portugal SA	59,728	141,287

SOUTH KOREA — 1.2%
Korea Electric Power Corp. ADR (b)	14,224	159,024

SPAIN — 7.3%
Acciona SA	882	52,719
EDP Renovaveis SA (b)	9,827	33,684
Enagas	6,288	114,670
Gas Natural SDG SA	10,957	140,510
Iberdrola SA	105,787	499,272
Red Electrica Corporacion SA	3,577	156,200

		997,055

UNITED KINGDOM — 23.9%
Centrica PLC	145,921	727,806
Drax Group PLC	11,404	100,254
International Power PLC	45,996	301,555
National Grid PLC	98,468	1,043,257
Pennon Group PLC	9,862	117,867
Scottish & Southern Energy PLC	26,451	577,085
Severn Trent PLC	7,167	185,815
United Utilities Group PLC	19,807	209,698

		3,263,337

TOTAL COMMON STOCKS —
(Cost $17,919,777)		13,879,222

SHORT TERM INVESTMENTS — 0.6%
UNITED STATES — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	81,197	81,197
State Street Institutional Liquid Reserves Fund 0.20% (d)(e)	5,807	5,807

TOTAL SHORT TERM INVESTMENTS —
(Cost $87,004)		87,004

TOTAL INVESTMENTS — 102.1%
(Cost $18,006,781)		13,966,226
OTHER ASSETS & LIABILITIES — (2.1)%		(285,590)

NET ASSETS — 100.0%		$13,680,636

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

(a)	A portion of the security was on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2012*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	47.1%
Multi-Utilities	30.7
Gas Utilities	13.0
Independent Power Producers & Energy Traders	6.8
Water Utilities	3.9
Short Term Investments	0.6
Other Assets & Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2012 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments. The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of June 30, 2012:

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$30,576,240	$—		$—		$30,576,240
SPDR EURO STOXX 50 ETF	633,721,539	—		—		633,721,539
SPDR S&P Emerging Asia Pacific ETF	424,787,069	1,151		—	**	424,788,220
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,131,514	—		8,076		4,139,590
SPDR S&P Russia ETF	61,923,116	—		—		61,923,116
SPDR S&P China ETF	914,282,981	—	*	—		914,282,981
SPDR S&P Emerging Markets ETF	212,826,917	—		—	**	212,826,917
SPDR S&P Emerging Markets Dividend ETF	351,349,829	—		—		351,349,829
SPDR S&P BRIC 40 ETF	310,946,966	—		—		310,946,966
SPDR S&P Emerging Europe ETF	84,575,970	—		—		84,575,970
SPDR S&P Emerging Latin America ETF	123,837,246	—		—		123,837,246
SPDR S&P Emerging Middle East & Africa ETF	92,686,245	—		—		92,686,245
SPDR S&P World ex-US ETF	305,099,489	—	*	—	**	305,099,489
SPDR S&P International Small Cap ETF	704,379,389	47,454		—	**	704,426,843
SPDR Dow Jones International Real Estate ETF	2,754,925,034	—	*	—		2,754,925,034
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	40,741,178	—		—		40,741,178
SPDR S&P Global Natural Resources ETF	308,779,743	—		—	**	308,779,743
SPDR MSCI ACWI ex-US ETF	423,489,961	—		—		423,489,961
SPDR MSCI ACWI IMI ETF	4,637,182	—		—		4,637,182
SPDR MSCI EM 50 ETF	4,401,146	—		—		4,401,146
SPDR Russell/Nomura PRIME Japan ETF	15,967,934	—		—		15,967,934
SPDR Russell/Nomura Small Cap Japan ETF	88,202,140	—	*	—		88,202,140
SPDR S&P International Dividend ETF	924,724,615	—		—		924,724,615
SPDR S&P International Mid Cap ETF	37,735,731	—		—	**	37,735,731
SPDR S&P Emerging Markets Small Cap ETF	865,708,691	79,027		694,831		866,482,549
SPDR Dow Jones Global Real Estate ETF	457,962,667	—	*	—		457,962,667
SPDR S&P International Consumer Discretionary Sector ETF	7,923,616	—		—		7,923,616
SPDR S&P International Consumer Staples Sector ETF	19,402,428	—		—		19,402,428
SPDR S&P International Energy Sector ETF	10,520,038	—		—		10,520,038
SPDR S&P International Financial Sector ETF	4,746,915	—		—		4,746,915
SPDR S&P International Health Care Sector ETF	12,761,539	—		—		12,761,539
SPDR S&P International Industrial Sector ETF	8,054,054	—		—		8,054,054
SPDR S&P International Materials Sector ETF	10,894,130	—		—	**	10,894,130
SPDR S&P International Technology Sector ETF	12,560,427	—		—		12,560,427
SPDR S&P International Telecommunications Sector ETF	18,251,729	—		—		18,251,729
SPDR S&P International Utilities Sector ETF	13,966,226	—		—		13,966,226

*	Fund held Level 2 securities that were valued at $0 at June 30, 2012.
**	Fund held Level 3 securities that were valued at $0 at June 30, 2012.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$—	$176,997	$—	$176,997

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended June 30, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at June 30, 2012:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$176,997	$—	$—	$176,997

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust, and SSgA Prime Money Market Fund (“Prime Money Market Fund”), a series of SSgA Funds Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. The Prime Money Market Fund does pay an investment advisory fee to the Adviser. The Prime Money Market Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Prime Money Market Fund and/or Prime Portfolio at June 30, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	6/30/12	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$3,457	$1,136,921	1,136,921	$1,138,586	1,138,586	$1,792	$52	$—
SPDR EURO STOXX 50 ETF	1,944	19,979,624	19,979,624	19,644,158	19,644,158	337,410	859	—
SPDR S&P Emerging Asia Pacific ETF	1,650,870	54,117,946	54,117,946	55,768,716	55,768,716	100	1,048	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	100,734	100,734	51,334	51,334	49,400	23	—
SPDR S&P Russia ETF	462,494	2,403,952	2,403,952	2,857,552	2,857,552	8,894	169	—
SPDR S&P China ETF	887,638	11,156,162	11,156,162	12,043,700	12,043,700	100	855	—
SPDR S&P Emerging Markets ETF	1,723,265	16,724,895	16,724,895	17,305,643	17,305,643	1,142,517	2,382	—
SPDR S&P Emerging Markets Dividend ETF	100	17,702,430	17,702,430	17,702,430	17,702,430	100	478	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	6/30/12	Income	Gain/(Loss)

SPDR S&P BRIC 40 ETF	$365,852	$17,192,560	17,192,560	$17,558,312	17,558,312	$100	$1,210	$—
SPDR S&P Emerging Europe ETF	100	4,907,654	4,907,654	4,737,459	4,737,459	170,295	157	—
SPDR S&P Emerging Latin America ETF	8,374	10,263,441	10,263,441	10,136,317	10,136,317	135,498	587	—
SPDR S&P Emerging Middle East & Africa ETF	153,489	4,706,024	4,706,024	4,859,413	4,859,413	100	209	—
SPDR S&P World ex-US ETF	149,788	6,599,002	6,599,002	6,524,748	6,524,748	224,042	865	—
SPDR S&P International Small Cap ETF	887,157	31,102,702	31,102,702	29,995,986	29,995,986	1,993,873	1,437	—
SPDR Dow Jones International Real Estate ETF	1,906,808	100,493,605	100,493,605	102,400,235	102,400,235	178	4,545	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	24,077	2,381,628	2,381,628	2,355,591	2,355,591	50,114	119	—
SPDR S&P Global Natural Resources ETF	543,009	6,244,939	6,244,939	6,666,854	6,666,854	121,094	538	—
SPDR MSCI ACWI ex-US ETF	210,664	20,095,137	20,095,137	20,061,473	20,061,473	244,328	899	—
SPDR MSCI ACWI IMI ETF	—	164,332	164,332	162,723	162,723	1,609	15	—
SPDR MSCI EM 50 ETF	—	38,464	38,464	38,364	38,364	100	4	—
SPDR Russell/Nomura PRIME Japan ETF	6,856	297,108	297,108	293,789	293,789	10,175	16	—
SPDR Russell/Nomura Small Cap Japan ETF	78,887	1,879,544	1,879,544	1,957,208	1,957,208	1,223	116	—
SPDR S&P International Dividend ETF	100	57,027,659	57,027,659	56,678,935	56,678,935	348,824	2,260	—
SPDR S&P International Mid Cap ETF	3,271	2,708,481	2,708,481	2,707,086	2,707,086	4,666	100	—
SPDR S&P Emerging Markets Small Cap ETF	17,023,636	114,145,158	114,145,158	128,379,489	128,379,489	2,789,305	7,124	—
SPDR Dow Jones Global Real Estate ETF	470,118	14,075,644	14,075,644	14,102,741	14,102,741	443,021	817	—
SPDR S&P International Consumer Discretionary Sector ETF	2,672	469,544	469,544	459,258	459,258	12,958	14	—
SPDR S&P International Consumer Staples Sector ETF	7,154	564,543	564,543	559,003	559,003	12,694	37	—
SPDR S&P International Energy Sector ETF	12,423	308,790	308,790	309,087	309,087	12,126	16	—
SPDR S&P International Financial Sector ETF	1,355	235,430	235,430	172,996	172,996	63,789	36	—
SPDR S&P International Health Care Sector ETF	56,731	421,955	421,955	468,152	468,152	10,534	31	—
SPDR S&P International Industrial Sector ETF	11,314	644,317	644,317	651,511	651,511	4,120	53	—
SPDR S&P International Materials Sector ETF	2,366	359,738	359,738	339,540	339,540	22,564	22	—
SPDR S&P International Technology Sector ETF	4,203	233,108	233,108	237,211	237,211	100	29	—
SPDR S&P International Telecommunications Sector ETF	100	685,967	685,967	656,635	656,635	29,432	35	—
SPDR S&P International Utilities Sector ETF	9,298	446,940	446,940	450,431	450,431	5,807	13	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	6/30/12	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$235,551	$12,273,334	12,273,334	$12,508,885	12,508,885	$—	$7,777	$—
SPDR EURO STOXX 50 ETF	1,763,778	187,349,717	187,349,717	168,557,169	168,557,169	20,556,326	92,240	—
SPDR S&P Emerging Asia Pacific ETF	39,643,667	113,594,433	113,594,433	121,246,892	121,246,892	31,991,208	166,079	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	65,191	65,191	5,458	5,458	59,733	9	—
SPDR S&P Russia ETF	1,946,540	30,308,863	30,308,863	31,874,026	31,874,026	381,377	11,920	—
SPDR S&P China ETF	127,819,868	332,056,245	332,056,245	325,025,845	325,025,845	134,850,268	874,728	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	6/30/12	Income	Gain/(Loss)

SPDR S&P Emerging Markets ETF	$13,503,128	$52,527,795	52,527,795	$49,545,615	49,545,615	$16,485,308	$60,489	$—
SPDR S&P Emerging Markets Dividend ETF	2,355,737	111,919,777	111,919,777	71,039,773	71,039,773	43,235,741	174,341	—
SPDR S&P BRIC 40 ETF	58,945,702	190,815,305	190,815,305	219,264,149	219,264,149	30,496,858	197,781	—
SPDR S&P Emerging Europe ETF	2,806,395	30,721,335	30,721,335	27,167,018	27,167,018	6,360,712	87,659	—
SPDR S&P Emerging Latin America ETF	16,548,616	86,058,112	86,058,112	94,149,573	94,149,573	8,457,155	52,456	—
SPDR S&P Emerging Middle East & Africa ETF	6,142,225	17,695,034	17,695,034	17,494,799	17,494,799	6,342,460	17,685	—
SPDR S&P World ex-US ETF	13,616,714	55,352,242	55,352,242	49,261,845	49,261,845	19,707,111	55,758	—
SPDR S&P International Small Cap ETF	90,541,104	108,343,573	108,343,573	131,145,721	131,145,721	67,738,956	476,922	—
SPDR Dow Jones International Real Estate ETF	143,622,533	564,723,156	564,723,156	572,053,751	572,053,751	136,291,938	448,453	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	5,703,625	45,995,809	45,995,809	46,753,149	46,753,149	4,946,285	19,875	—
SPDR S&P Global Natural Resources ETF	22,020,663	211,952,398	211,952,398	205,917,197	205,917,197	28,055,864	57,518	—
SPDR MSCI ACWI ex-US ETF	46,062,418	130,994,150	130,994,150	144,486,500	144,486,500	32,570,068	153,829	—
SPDR Russell/Nomura PRIME Japan ETF	4,380,135	7,267,898	7,267,898	9,893,451	9,893,451	1,754,582	4,724	—
SPDR Russell/Nomura Small Cap Japan ETF	25,131,842	22,837,061	22,837,061	37,471,751	37,471,751	10,497,152	43,700	—
SPDR S&P International Dividend ETF	62,234,614	386,975,969	386,975,969	328,773,661	328,773,661	120,436,922	779,566	—
SPDR S&P International Mid Cap ETF	5,911,913	9,332,156	9,332,156	10,901,282	10,901,282	4,342,787	21,209	—
SPDR S&P Emerging Markets Small Cap ETF	43,303,701	62,362,704	62,362,704	70,444,408	70,444,408	35,221,997	583,128	—
SPDR Dow Jones Global Real Estate ETF	29,583,281	102,642,088	102,642,088	107,575,465	107,575,465	24,649,904	21,888	—
SPDR S&P International Financial Sector ETF	—	619,115	619,115	619,115	619,115	—	89	—
SPDR S&P International Health Care Sector ETF	58,553	100,255	100,255	158,808	158,808	—	—	—
SPDR S&P International Technology Sector ETF	21,668	451,784	451,784	473,452	473,452	—	420	—
SPDR S&P International Utilities Sector ETF	—	240,335	240,335	159,138	159,138	81,197	414	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$42,295,785	$1,561,118	$13,280,663	$(11,719,545)
SPDR EURO STOXX 50 ETF	734,188,618	6,698,518	107,165,597	(100,467,079)
SPDR S&P Emerging Asia Pacific ETF	442,847,053	55,836,837	73,895,670	(18,058,833)
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,009,289	395,219	264,918	130,301
SPDR S&P Russia ETF	76,448,482	284,233	14,809,599	(14,525,366)
SPDR S&P China ETF	1,029,839,696	42,084,471	157,641,186	(115,556,715)
SPDR S&P Emerging Markets ETF	230,633,915	17,687,861	35,494,859	(17,806,998)
SPDR S&P Emerging Markets Dividend ETF	388,373,900	10,073,070	47,097,141	(37,024,071)
SPDR S&P BRIC 40 ETF	365,217,004	18,873,025	73,143,063	(54,270,038)
SPDR S&P Emerging Europe ETF	117,485,222	4,217,880	37,127,132	(32,909,252)
SPDR S&P Emerging Latin America ETF	148,033,577	16,302,689	40,499,020	(24,196,331)
SPDR S&P Emerging Middle East & Africa ETF	102,336,084	9,354,352	19,004,191	(9,649,839)
SPDR S&P World ex-US ETF	317,322,005	13,791,822	26,014,338	(12,222,516)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2012 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Small Cap ETF	$831,735,416	$52,191,936	$179,500,509	$(127,308,573)
SPDR Dow Jones International Real Estate ETF	2,788,325,307	137,672,749	171,073,022	(33,400,273)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	54,921,538	3,107,327	17,287,687	(14,180,360)
SPDR S&P Global Natural Resources ETF	351,537,808	5,365,754	48,123,819	(42,758,065)
SPDR MSCI ACWI ex-US ETF	506,866,371	22,320,839	105,697,249	(83,376,410)
SPDR MSCI ACWI IMI ETF	4,947,170	134,124	444,112	(309,988)
SPDR MSCI EM 50 ETF	4,971,211	79,177	649,242	(570,065)
SPDR Russell/Nomura PRIME Japan ETF	19,304,142	720,825	4,057,033	(3,336,208)
SPDR Russell/Nomura Small Cap Japan ETF	107,638,622	3,236,623	22,673,105	(19,436,482)
SPDR S&P International Dividend ETF	1,042,766,202	26,399,195	144,440,782	(118,041,587)
SPDR S&P International Mid Cap ETF	39,608,165	3,320,529	5,192,963	(1,872,434)
SPDR S&P Emerging Markets Small Cap ETF	1,042,276,218	54,756,509	230,550,178	(175,793,669)
SPDR Dow Jones Global Real Estate ETF	396,795,532	67,708,542	6,541,407	61,167,135
SPDR S&P International Consumer Discretionary Sector ETF	8,728,816	482,339	1,287,539	(805,200)
SPDR S&P International Consumer Staples Sector ETF	19,365,403	1,243,061	1,206,036	37,025
SPDR S&P International Energy Sector ETF	12,878,499	302,156	2,660,617	(2,358,461)
SPDR S&P International Financial Sector ETF	6,887,679	23,209	2,163,973	(2,140,764)
SPDR S&P International Health Care Sector ETF	13,371,857	273,382	883,700	(610,318)
SPDR S&P International Industrial Sector ETF	10,728,159	136,958	2,811,063	(2,674,105)
SPDR S&P International Materials Sector ETF	16,065,052	126,758	5,297,680	(5,170,922)
SPDR S&P International Technology Sector ETF	14,790,565	1,868,138	4,098,276	(2,230,138)
SPDR S&P International Telecommunications Sector ETF	20,890,242	504,653	3,143,166	(2,638,513)
SPDR S&P International Utilities Sector ETF	18,006,781	470,090	4,510,645	(4,040,555)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ James E. Ross
James E. Ross
President

Date: August 20, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross

James E. Ross
President

By:	/s/ Chad C. Hallett

Chad C. Hallett
Treasurer

Date: August 20, 2012